Delaware Life NY Variable

Account C – Regatta

Financial Statements as of and for the Year Ended December 31, 2021 and Reports of Independent Auditors

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

Index

December 31, 2021

Page(s)

Reports of Independent Auditors	1-7

Financial Statements

Statements of Assets and Liabilities	8-14

Statements of Operations	15-53

Statements of Changes in Net Assets	54-111

Notes to the Financial Statements	112-144

KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Delaware Life Insurance Company of New York and the Contract Owners of Delaware Life NY Variable Account C - Regatta:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts listed in the Appendix that comprise the Delaware Life NY Variable Account C - Regatta (the Sub-Accounts), as of December 31, 2021, the related statements of operations and changes in net assets for the year or period indicated in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights in note 10 for the year or period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2021, the results of their operations and changes in their net assets for the year or period indicated in the Appendix and the financial highlights for the year or period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Sub-Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Sub-Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds; when replies were not received from the transfer agent, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/KPMG LLP

We have served as the auditor of Delaware Life Insurance Company of New York’s separate accounts since 2021.

Boston, Massachusetts

April 28, 2022

Appendix

AB VPS Balanced Wealth Strategy Portfolio (Class B) Sub-Account (AL1) (1)

AB VPS Dynamic Asset Allocation Portfolio Class B Sub-Account (AO5) (1)

AB VPS International Growth Portfolio (Class B) Sub-Account (AM2) (1)

AB VPS International Value Portfolio (Class B) Sub-Account (A98) (1)

AB VPS Small/Mid Cap Value Portfolio (Class B) Sub-Account (A74) (1)

BlackRock Global Allocation V.I. Fund (Class III) Sub-Account (B18) (1)

Columbia Variable Portfolio - Large Cap Growth Fund Class 2 Sub-Account (C60) (1)

CTIVP - Loomis Sayles Growth Fund Class 2 Sub-Account (C90) (1)

Columbia Variable Portfolio - Overseas Core Fund Class 2 Sub-Account (C58) (1)

Fidelity VIP Balanced Portfolio (Service Class 2) Sub-Account (FD7) (1)

Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (F24) (1)

Fidelity VIP Freedom 2010 Portfolio (Service Class 2) Sub-Account (F88) (1)

Fidelity VIP Freedom 2015 Portfolio (Service Class 2) Sub-Account (FB9) (1)

Fidelity VIP Freedom 2020 Portfolio (Service Class 2) Sub-Account (F15) (1)

Fidelity VIP Mid Cap Portfolio (Service Class 2) Sub-Account (F41) (1)

First Eagle Overseas Variable Fund Sub-Account (FE3) (1)

Franklin Templeton Developing Markets VIP Fund Class 2 Sub-Account (T21) (1)

Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20) (1)

Franklin Templeton Allocation VIP Fund Class 2 Sub-Account (FE6) (1)

Franklin Templeton Global Bond VIP Fund Class 4 Sub-Account (T59) (1)

Franklin Templeton Growth VIP Fund Class 2 Sub-Account (F56) (1)

Franklin Templeton Income VIP Fund Class 2 Sub-Account (F59) (1)

Franklin Templeton Income VIP Fund Class 4 Sub-Account (FF0) (1)

Franklin Templeton Mutual Shares VIP Fund Class 2 Sub-Account (F54) (1)

Franklin Templeton Mutual Shares VIP Fund Class 4 Sub-Account (FG8) (1)

Franklin Templeton Small Cap Value VIP Fund Class 2 Sub-Account (F53) (1)

Franklin Templeton Small Cap Value VIP Fund Class 4 Sub-Account (FJ9) (1)

Franklin Templeton Strategic Income VIP Fund Class 2 Sub-Account (T28) (1)

Franklin Templeton Strategic Income VIP Fund Class 4 Sub-Account (FJ0) (1)

Invesco V.I. American Value Fund Series II Sub-Account (V35) (1)

Invesco V.I. Comstock Fund Series II Sub-Account (V13) (1)

Invesco V.I. Equity and Income Fund Series II Sub-Account (V11) (1)

Invesco V.I. International Growth Fund II Sub-Account (AC1) (1)

JPMorgan Insurance Trust Core Bond Portfolio (Class 2) Sub-Account (J88) (1)

JPMorgan Insurance Trust U.S. Equity Portfolio (Class 2) Sub-Account (J94) (1)

Lazard Retirement Emerging Markets Equity Portfolio Service Class Sub-Account (L11) (1)

Lord Abbett Series Fund - Growth Opportunities Portfolio VC Sub-Account (L18) (1)

Lord Abbett Series Fund- Fundamental Equity Portfolio VC Sub-Account (L17) (1)

MFS U.S. Government Money Market Portfolio Initial Class Sub-Account (MD8) (1)

MFS VIT Total Return Series Initial Class Sub-Account (M07) (1)

MFS VIT Total Return Series Service Class Sub-Account (M35) (1)

MFS VIT I Growth Series Initial Class Sub-Account (M31) (1)

MFS VIT I Growth Series Service Class Sub-Account (M80) (1)

MFS VIT I Mid Cap Growth Series Service Class Sub-Account (M41) (1)

MFS VIT I New Discovery Series Initial Class Sub-Account (M05) (1)

MFS VIT I New Discovery Series Service Class Sub-Account (M42) (1)

MFS VIT I Total Return Bond Series Service Class Sub-Account (M89) (1)

MFS VIT I Research Series Service Class Sub-Account (M82) (1)

MFS VIT I Utilities Series Initial Class Sub-Account (M44) (1)

MFS VIT I Utilities Series Service Class Sub-Account (M40) (1)

MFS VIT I Value Series Initial Class Sub-Account (M83) (1)

MFS VIT I Value Series Service Class Sub-Account (M08) (1)

MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MB6) (1)

MFS VIT II Blended Research Core Equity Portfolio S Class Sub-Account (MB7) (1)

MFS VIT II Corporate Bond Portfolio I Class Sub-Account (MC0) (1)

MFS VIT II Corporate Bond Portfolio S Class Sub-Account (MA0) (1)

MFS VIT II Core Equity Portfolio I Class Sub-Account (MC2) (1)

MFS VIT II Core Equity Portfolio S Class Sub-Account (MC1) (1)

MFS VIT II Emerging Markets Equity Portfolio I Class Sub-Account (MC3) (1)

MFS VIT II Emerging Markets Equity Portfolio S Class Sub-Account (MA1) (1)

MFS VIT II Global Governments Portfolio I Class Sub-Account (MC4) (1)

MFS VIT II Global Governments Portfolio S Class Sub-Account (MC5) (1)

MFS VIT II Global Growth Portfolio I Class Sub-Account (MC6) (1)

MFS VIT II Global Growth Portfolio S Class Sub-Account (MC7) (1)

MFS VIT II Global Research Portfolio I Class Sub-Account (MC8) (1)

MFS VIT II Global Research Portfolio S Class Sub-Account (MC9) (1)

MFS VIT II Global Tactical Allocation Portfolio I Class Sub-Account (MD0) (1)

MFS VIT II Global Tactical Allocation Portfolio S Class Sub-Account (M92) (1)

MFS VIT II Government Securities Portfolio I Class Sub-Account (M96) (1)

MFS VIT II Government Securities Portfolio S Class Sub-Account (MD2) (1)

MFS VIT II High Yield Portfolio I Class Sub-Account (MA6) (1)

MFS VIT II High Yield Portfolio Service Class Sub-Account (MA3) (1)

MFS VIT II International Growth Portfolio I Class Sub-Account (M97) (1)

MFS VIT II International Growth Portfolio S Class Sub-Account (MD5) (1)

MFS VIT II International Intrinsic Value Portfolio Initial Class Sub-Account (M98) (1)

MFS VIT II International Intrinsic Value Portfolio Service Class Sub-Account (M93) (1)

MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MD6) (1)

MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3) (1)

MFS U.S. Government Money Market Portfolio Service Class Sub-Account (MD9) (1)

MFS VIT II Research International Portfolio I Class Sub-Account (ME2) (1)

MFS VIT II Research International Portfolio S Class Sub-Account (ME3) (1)

MFS VIT II Income Portfolio I Class Sub-Account (MA5) (1)

MFS VIT II Income Portfolio S Class Sub-Account (MA7) (1)

MFS VIT III Blended Research Small Cap Equity Portfolio Service Class Sub-Account (MF3) (1)

MFS VIT III Conservative Allocation Portfolio Service Class Sub-Account (MF5) (1)

MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account (MF6) (1)

MFS VIT III Global Real Estate Portfolio Service Class Sub-Account (MF7) (1)

MFS VIT III Growth Allocation Portfolio Service Class Sub-Account (MF9) (1)

MFS VIT III Inflation Adjusted Bond Portfolio Service Class Sub-Account (MG1) (1)

MFS VIT III Limited Maturity Portfolio Initial Class Sub-Account (MF2) (1)

MFS VIT III Limited Maturity Portfolio Service Class Sub-Account (MG2) (1)

MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3) (1)

MFS VIT III Mid Cap Value Portfolio Service Class Sub-Account (MG4) (1)

MFS VIT III Moderate Allocation Portfolio Service Class Sub-Account (MG6) (1)

MFS VIT III New Discovery Value Portfolio Service Class Sub-Account (MG7) (1)

Morgan Stanley Variable Insurance Fund, Inc. Growth Portfolio Class II Sub-Account (V44) (1)

Morgan Stanley Variable Insurance Fund, Inc. Discovery Portfolio Class II Sub-Account (V43) (1)

Invesco V.I. Capital Appreciation Fund, Series II Sub-Account (O19) (1)

Invesco V.I. Conservative Balanced Fund, Series II Sub-Account (O23) (1)

Invesco V.I. Global Fund, Series II Sub-Account (O20) (1)

Invesco V.I. Main Street Fund, Series II Sub-Account (O21) (1)

Invesco V.I. Main Street Small Cap Fund, Series II Sub-Account (O04) (1)

PIMCO VIT All Asset Portfolio Admin Class Sub-Account (P08) (1)

PIMCO VIT All Asset Portfolio Advisor Class Sub-Account (PC0) (1)

PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class Sub-Account (P70) (1)

PIMCO VIT CommodityRealReturnTM Strategy Portfolio Admin Class Sub-Account (P10) (1)

PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PK8) (1)

PIMCO VIT Emerging Markets Bond Portfolio Advisor Class Sub-Account (P20) (1)

PIMCO VIT Global Managed Asset Allocation Portfolio Advisor Class Sub-Account (PD6) (1)

PIMCO VIT StocksPLUS Global Portfolio Advisor Class Sub-Account (PH2) (1)

PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06) (1)

PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07) (1)

Putnam VT Multi-Asset Absolute Return Fund Class IB Sub-Account (PI3) (1)

Putman VT Large Cap Value Fund Class IB Sub-Account (P72) (1)

Wanger Select Fund Sub-Account (W41) (1)

(1)	Statements of assets and liabilities as of December 31, 2021 and statements of operations and changes in net assets for the year ended December 31, 2021.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Delaware Life Insurance Company of New York and the Contract Owners of Variable Account C:

Opinions on the Financial Statements

We have audited the accompanying statements of changes in net assets of each of the subaccounts of Variable Account C – Regatta for the period indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the changes in net assets of each of the subaccounts of Variable Account C – Regatta for the period indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB VPS Balanced Wealth Strategy Portfolio (Class B) Sub-Account (AL1) (1)	MFS VIT II Core Equity Portfolio S Class Sub-Account (MC1) (1)

AB VPS Dynamic Asset Allocation Portfolio Class B Sub-Account (AO5) (1)	MFS VIT II Emerging Markets Equity Portfolio I Class Sub-Account (MC3) (1)

AB VPS International Growth Portfolio (Class B) Sub-Account (AM2) (1)	MFS VIT II Emerging Markets Equity Portfolio S Class Sub-Account (MA1) (1)

AB VPS International Value Portfolio (Class B) Sub-Account (A98) (1)	MFS VIT II Global Governments Portfolio I Class Sub-Account (MC4) (1)

AB VPS Small/Mid Cap Value Portfolio (Class B) Sub-Account (A74) (1)	MFS VIT II Global Governments Portfolio S Class Sub-Account (MC5) (1)

BlackRock Global Allocation V.I. Fund (Class III) Sub-Account (B18) (1)	MFS VIT II Global Growth Portfolio I Class Sub-Account (MC6) (1)

Columbia Variable Portfolio—Large Cap Growth Fund Class 1 Sub-Account (C59) (1)	MFS VIT II Global Growth Portfolio S Class Sub-Account (MC7) (1)

Columbia Variable Portfolio—Large Cap Growth Fund Class 2 Sub-Account (C60) (1)	MFS VIT II Global Research Portfolio I Class Sub-Account (MC8) (1)

CTIVP—Loomis Sayles Growth Fund Class 1 Sub-Account (C89) (1)	MFS VIT II Global Research Portfolio S Class Sub-Account (MC9) (1)

CTIVP—Loomis Sayles Growth Fund Class 2 Sub-Account (C90) (1)	MFS VIT II Global Tactical Allocation Portfolio I Class Sub-Account (MD0) (1)

Columbia Variable Portfolio—Overseas Core Fund Class 2 Sub-Account (C58) (1)	MFS VIT II Global Tactical Allocation Portfolio S Class Sub-Account (M92) (1)

Fidelity VIP Balanced Portfolio (Service Class 2) Sub-Account (FD7) (1)	MFS VIT II Government Securities Portfolio I Class Sub-Account (M96) (1)

Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (F24) (1)	MFS VIT II Government Securities Portfolio S Class Sub-Account (MD2) (1)

Fidelity VIP Freedom 2010 Portfolio (Service Class 2) Sub-Account (F88) (1)	MFS VIT II High Yield Portfolio I Class Sub-Account (MA6) (1)

Fidelity VIP Freedom 2015 Portfolio (Service Class 2) Sub-Account (FB9) (1)	MFS VIT II High Yield Portfolio Service Class Sub-Account (MA3) (1)

Fidelity VIP Freedom 2020 Portfolio (Service Class 2) Sub-Account (F15) (1)	MFS VIT II International Growth Portfolio I Class Sub-Account (M97) (1)

Fidelity VIP Mid Cap Portfolio (Service Class 2) Sub-Account (F41) (1)	MFS VIT II International Growth Portfolio S Class Sub-Account (MD5) (1)

First Eagle Overseas Variable Fund Sub-Account (FE3) (1)	MFS VIT II International Intrinsic Value Portfolio Initial Class Sub-Account (M98) (1)

Franklin Templeton Developing Markets VIP Fund Class 2 Sub-Account (T21) (1)	MFS VIT II International Intrinsic Value Portfolio Service Class Sub-Account (M93) (1)

Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20) (1)	MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MD6) (1)

Franklin Templeton Allocation VIP Fund Class 2 Sub-Account (FE6) (1)	MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3) (1)

Franklin Templeton Global Bond VIP Fund Class 4 Sub-Account (T59) (1)	MFS U.S. Government Money Market Portfolio Service Class Sub-Account (MD9) (1)

Franklin Templeton Growth VIP Fund Class 2 Sub-Account (F56) (1)	MFS VIT II Research International Portfolio I Class Sub-Account (ME2) (1)

Franklin Templeton Income VIP Fund Class 2 Sub-Account (F59) (1)	MFS VIT II Research International Portfolio S Class Sub-Account (ME3) (1)

Franklin Templeton Income VIP Fund Class 4 Sub-Account (FF0) (1)	MFS VIT II Income Portfolio I Class Sub-Account (MA5) (1)

Franklin Templeton Mutual Shares VIP Fund Class 2 Sub-Account (F54) (1)	MFS VIT II Income Portfolio S Class Sub-Account (MA7) (1)

PricewaterhouseCoopers LLP, 185 Asylum Street, Suite 2400, Hartford, CT 06103-3404

T: (860) 241 7000, www.pwc.com/us

Franklin Templeton Mutual Shares VIP Fund Class 4 Sub-Account (FG8) (1)	MFS VIT III Blended Research Small Cap Equity Portfolio Service Class Sub-Account (MF3) (1)

Franklin Templeton Small Cap Value VIP Fund Class 2 Sub-Account (F53) (1)	MFS VIT III Conservative Allocation Portfolio Service Class Sub-Account (MF5) (1)

Franklin Templeton Small Cap Value VIP Fund Class 4 Sub-Account (FJ9) (1)	MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account (MF6) (1)

Franklin Templeton Strategic Income VIP Fund Class 2 Sub-Account (T28) (1)	MFS VIT III Global Real Estate Portfolio Service Class Sub-Account (MF7) (1)

Franklin Templeton Strategic Income VIP Fund Class 4 Sub-Account (FJ0) (1)	MFS VIT III Growth Allocation Portfolio Service Class Sub-Account (MF9) (1)

Invesco V.I. American Value Fund Series II Sub-Account (V35) (1)	MFS VIT III Inflation Adjusted Bond Portfolio Service Class Sub-Account (MG1) (1)

Invesco V.I. Comstock Fund Series II Sub-Account (V13) (1)	MFS VIT III Limited Maturity Portfolio Initial Class Sub-Account (MF2) (1)

Invesco V.I. Equity and Income Fund Series II Sub-Account (V11) (1)	MFS VIT III Limited Maturity Portfolio Service Class Sub-Account (MG2) (1)

Invesco V.I. International Growth Fund II Sub-Account (AC1) (1)	MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3) (1)

JPMorgan Insurance Trust Core Bond Portfolio (Class 2) Sub-Account (J88) (1)	MFS VIT III Mid Cap Value Portfolio Service Class Sub-Account (MG4) (1)

JPMorgan Insurance Trust U.S. Equity Portfolio (Class 2) Sub-Account (J94) (1)	MFS VIT III Moderate Allocation Portfolio Service Class Sub-Account (MG6) (1)

Lazard Retirement Emerging Markets Equity Portfolio Service Class Sub-Account (L11) (1)	MFS VIT III New Discovery Value Portfolio Service Class Sub-Account (MG7) (1)

Lord Abbett Series Fund - Growth Opportunities Portfolio VC Sub-Account (L18) (1)	Morgan Stanley Variable Insurance Fund, Inc. Growth Portfolio Class II Sub-Account (V44) (1)

Lord Abbett Series Fund- Fundamental Equity Portfolio VC Sub-Account (L17) (1)	Morgan Stanley Variable Insurance Fund, Inc. Discovery Portfolio Class II Sub-Account (V43) (1)

MFS U.S. Government Money Market Portfolio Initial Class Sub-Account (MD8) (1)	Invesco Oppenheimer V.I. Capital Appreciation Fund, Series II Sub-Account (O19) (1)

MFS VIT Total Return Series Initial Class Sub-Account (M07) (1)	Invesco Oppenheimer V.I. Conservative Balanced Fund, Series II Sub-Account (O23) (1)

MFS VIT Total Return Series Service Class Sub-Account (M35) (1)	Invesco Oppenheimer V.I. Global Fund, Series II Sub-Account (O20) (1)

MFS VIT I Growth Series Initial Class Sub-Account (M31) (1)	Invesco Oppenheimer V.I. Main Street Fund, Series II Sub-Account (O21) (1)

MFS VIT I Growth Series Service Class Sub-Account (M80) (1)	Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Sub-Account (O04) (1)

MFS VIT I Mid Cap Growth Series Service Class Sub-Account (M41) (1)	PIMCO VIT All Asset Portfolio Admin Class Sub-Account (P08) (1)

MFS VIT I New Discovery Series Initial Class Sub-Account (M05) (1)	PIMCO VIT All Asset Portfolio Advisor Class Sub-Account (PC0) (1)

MFS VIT I New Discovery Series Service Class Sub-Account (M42) (1)	PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class Sub-Account (P70) (1)

MFS VIT I Total Return Bond Series Service Class Sub-Account (M89) (1)	PIMCO VIT CommodityRealReturnTM Strategy Portfolio Admin Class Sub-Account (P10) (1)

MFS VIT I Research Series Service Class Sub-Account (M82) (1)	PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PK8) (1)

MFS VIT I Utilities Series Initial Class Sub-Account (M44) (1)	PIMCO VIT Emerging Markets Bond Portfolio Advisor Class Sub-Account (P20) (1)

MFS VIT I Utilities Series Service Class Sub-Account (M40) (1)	PIMCO VIT Global Managed Asset Allocation Portfolio Advisor Class Sub-Account (PD6) (1)

MFS VIT I Value Series Initial Class Sub-Account (M83) (1)	PIMCO VIT StocksPLUS Global Portfolio Advisor Class Sub-Account (PH2) (1)

MFS VIT I Value Series Service Class Sub-Account (M08) (1)	PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06) (1)

MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MB6) (1)	PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07) (1)

MFS VIT II Blended Research Core Equity Portfolio S Class Sub-Account (MB7) (1)	Putnam VT Multi-Asset Absolute Return Fund Class IB Sub-Account (PI3) (1)

MFS VIT II Corporate Bond Portfolio I Class Sub-Account (MC0) (1)	Putnam VT Equity Income Fund Class IB Sub-Account (P72) (1)

MFS VIT II Corporate Bond Portfolio S Class Sub-Account (MA0) (1)	Wanger Select Fund Sub-Account (W41) (1)

MFS VIT II Core Equity Portfolio I Class Sub-Account (MC2) (1)

(1)	Statement of changes in net assets for the year ended December 31, 2020.

Basis for Opinions

These financial statements are the responsibility of the Delaware Life Insurance Company of New York management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Variable Account C – Regatta based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Variable Account C – Regatta in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Hartford, CT

April 28, 2021

We served as the auditor of one or more of the subaccounts of Variable Account C – Regatta from 2013 to 2020.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2021

		Assets				Liabilities
	Shares	Cost	Investments at fair value	Receivable from Sponsor	Total assets	Payable to Sponsor	Net Assets
AB VPS Balanced Wealth Strategy Portfolio (Class B) Sub-Account (AL1)	147,326	$1,566,520	$1,706,037	$—	$1,706,037	$—	$1,706,037
AB VPS Dynamic Asset Allocation Portfolio Class B Sub-Account (AO5)	546,393	6,477,891	8,113,930	—	8,113,930	—	8,113,930
AB VPS International Growth Portfolio (Class B) Sub-Account (AM2)	9,809	206,167	260,614	—	260,614	—	260,614
AB VPS International Value Portfolio (Class B) Sub-Account (A98)	70,194	945,770	1,096,426	—	1,096,426	—	1,096,426
AB VPS Small/Mid Cap Value Portfolio (Class B) Sub-Account (A74)	35,440	463,454	821,153	—	821,153	—	821,153
BlackRock Global Allocation V.I. Fund (Class III) Sub-Account (B18)	1,895,982	27,320,740	27,264,227	—	27,264,227	71	27,264,156
Columbia Variable Portfolio - Large Cap Growth Fund Class 1 Sub-Account (C59)¹	—	—	—	—	—	—	—
Columbia Variable Portfolio - Large Cap Growth Fund Class 2 Sub-Account (C60)	71,571	1,016,255	2,637,390	—	2,637,390	1,146	2,636,244
CTIVP - Loomis Sayles Growth Fund Class 1 Sub-Account (C89)¹	—	—	—	—	—	—	—
CTIVP - Loomis Sayles Growth Fund Class 2 Sub-Account (C90)	17,759	411,812	1,013,694	—	1,013,694	—	1,013,694
Columbia Variable Portfolio - Overseas Core Fund Class 2 Sub- Account (C58)	29,597	394,328	443,363	—	443,363	—	443,363
Fidelity VIP Balanced Portfolio (Service Class 2) Sub-Account (FD7)	245,241	4,289,406	6,013,321	—	6,013,321	—	6,013,321
Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (F24)	289,304	10,125,888	15,191,370	1,348	15,192,718	—	15,192,718
Fidelity VIP Freedom 2010 Portfolio (Service Class 2) Sub-Account (F88)	2,289	28,490	32,798	—	32,798	—	32,798
Fidelity VIP Freedom 2015 Portfolio (Service Class 2) Sub-Account (FB9)	53,401	685,533	765,242	—	765,242	—	765,242
Fidelity VIP Freedom 2020 Portfolio (Service Class 2) Sub-Account (F15)	62,099	788,467	950,740	—	950,740	—	950,740
Fidelity VIP Mid Cap Portfolio (Service Class 2) Sub-Account (F41)	120,434	3,522,127	4,743,904	—	4,743,904	1,380	4,742,524
First Eagle Overseas Variable Fund Sub-Account (FE3)	715,454	18,231,198	18,873,687	1,084	18,874,771	—	18,874,771
Franklin Templeton Developing Markets VIP Fund Class 2 Sub- Account (T21)	103,946	937,013	1,109,103	—	1,109,103	460	1,108,643
Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20)	404,697	5,280,937	5,499,833	46	5,499,879	—	5,499,879
Franklin Templeton Allocation VIP Fund Class 2 Sub-Account (FE6)	195,178	1,191,442	1,163,263	—	1,163,263	—	1,163,263
Franklin Templeton Global Bond VIP Fund Class 4 Sub-Account (T59)	7,577	117,925	101,987	—	101,987	—	101,987
Franklin Templeton Growth VIP Fund Class 2 Sub-Account (F56)	68,250	742,922	791,023	—	791,023	—	791,023
Franklin Templeton Income VIP Fund Class 2 Sub-Account (F59)	220,598	3,294,841	3,697,218	—	3,697,218	1,314	3,695,904
Franklin Templeton Income VIP Fund Class 4 Sub-Account (FF0)	4,049	62,625	69,759	—	69,759	—	69,759
Franklin Templeton Mutual Shares VIP Fund Class 2 Sub-Account (F54)	551,407	9,668,091	10,587,024	915	10,587,939	—	10,587,939
Franklin Templeton Mutual Shares VIP Fund Class 4 Sub-Account (FG8)	1,204	19,831	23,353	—	23,353	—	23,353
Franklin Templeton Small Cap Value VIP Fund Class 2 Sub-Account (F53)	90,986	1,136,350	1,595,900	—	1,595,900	488	1,595,412
Franklin Templeton Small Cap Value VIP Fund Class 4 Sub-Account (FJ9)	3,268	39,826	59,289	—	59,289	—	59,289
Franklin Templeton Strategic Income VIP Fund Class 2 Sub-Account (T28)	59,489	637,351	608,576	—	608,576	—	608,576
Franklin Templeton Strategic Income VIP Fund Class 4 Sub-Account (FJ0)	125	1,496	1,315	—	1,315	—	1,315
Invesco V.I. American Value Fund Series II Sub-Account (V35)	10,013	141,508	199,168	—	199,168	—	199,168
Invesco V.I. Comstock Fund Series II Sub-Account (V13)	86,677	1,358,429	1,824,554	—	1,824,554	—	1,824,554
Invesco V.I. Equity and Income Fund Series II Sub-Account (V11)	211,809	3,683,302	4,352,670	—	4,352,670	—	4,352,670
Invesco V.I. International Growth Fund II Sub-Account (AC1)	5,348	185,711	217,754	—	217,754	—	217,754
JPMorgan Insurance Trust Core Bond Portfolio (Class 2) Sub-Account (J88)	185,107	2,036,573	2,067,648	—	2,067,648	—	2,067,648
JPMorgan Insurance Trust U.S. Equity Portfolio (Class 2) Sub- Account (J94)	29,836	875,409	1,346,798	—	1,346,798	—	1,346,798
Lazard Retirement Emerging Markets Equity Portfolio Service Class Sub-Account (L11)	113,671	2,142,602	2,484,849	—	2,484,849	—	2,484,849
Lord Abbett Series Fund - Growth Opportunities Portfolio VC Sub- Account (L18)	109,074	1,412,110	1,493,218	—	1,493,218	—	1,493,218
Lord Abbett Series Fund- Fundamental Equity Portfolio VC Sub- Account (L17)	124,437	1,920,354	2,502,428	—	2,502,428	—	2,502,428
MFS U.S. Government Money Market Portfolio Initial Class Sub- Account (MD8)	1,073,756	1,073,756	1,073,756	—	1,073,756	4,884	1,068,872
MFS VIT Total Return Series Initial Class Sub-Account (M07)	304,820	7,133,019	8,467,901	4,559	8,472,460	—	8,472,460
MFS VIT Total Return Series Service Class Sub-Account (M35)	812,186	18,633,666	22,075,221	—	22,075,221	1,170	22,074,051
MFS VIT I Growth Series Initial Class Sub-Account (M31)	104,398	5,197,119	8,285,017	12,496	8,297,513	—	8,297,513
MFS VIT I Growth Series Service Class Sub-Account (M80)	14,567	812,526	1,088,772	—	1,088,772	—	1,088,772
MFS VIT I Mid Cap Growth Series Service Class Sub-Account (M41)	130,769	1,210,429	1,363,922	—	1,363,922	—	1,363,922
MFS VIT I New Discovery Series Initial Class Sub-Account (M05)	33,458	701,632	779,577	15,802	795,379	—	795,379

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2021

		Assets				Liabilities
	Shares	Cost	Investments at fair value	Receivable from Sponsor	Total assets	Payable to Sponsor	Net Assets
MFS VIT I New Discovery Series Service Class Sub-Account (M42)	98,289	$1,766,813	$1,950,050	$32	$1,950,082	$—	$1,950,082
MFS VIT I Total Return Bond Series Service Class Sub-Account (M89)	2,240,549	29,527,218	29,956,138	—	29,956,138	169	29,955,969
MFS VIT I Research Series Service Class Sub-Account (M82)	281,907	7,730,801	10,689,921	1,595	10,691,516	—	10,691,516
MFS VIT I Utilities Series Initial Class Sub-Account (M44)	87,777	2,784,512	3,362,752	5,396	3,368,148	—	3,368,148
MFS VIT I Utilities Series Service Class Sub-Account (M40)	64,932	1,918,521	2,440,136	—	2,440,136	—	2,440,136
MFS VIT I Value Series Initial Class Sub-Account (M83)	342,704	6,611,010	8,471,632	6,964	8,478,596	—	8,478,596
MFS VIT I Value Series Service Class Sub-Account (M08)	278,590	5,184,232	6,730,743	—	6,730,743	924	6,729,819
MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MB6)	156,350	7,528,461	10,714,659	208,550	10,923,209	—	10,923,209
MFS VIT II Blended Research Core Equity Portfolio S Class Sub-Account (MB7)	49,947	2,482,057	3,381,915	63	3,381,978	—	3,381,978
MFS VIT II Corporate Bond Portfolio I Class Sub-Account (MC0)	70,752	829,009	844,074	—	844,074	15,771	828,303
MFS VIT II Corporate Bond Portfolio S Class Sub-Account (MA0)	960,349	11,112,335	11,293,704	—	11,293,704	60	11,293,644
MFS VIT II Core Equity Portfolio I Class Sub-Account (MC2)	55,403	1,341,110	1,791,179	—	1,791,179	3	1,791,176
MFS VIT II Core Equity Portfolio S Class Sub-Account (MC1)	65,495	1,527,313	2,085,347	—	2,085,347	—	2,085,347
MFS VIT II Emerging Markets Equity Portfolio I Class Sub-Account (MC3)	12,868	193,949	206,276	2,467	208,743	—	208,743
MFS VIT II Emerging Markets Equity Portfolio S Class Sub-Account (MA1)	89,445	1,264,524	1,409,657	—	1,409,657	—	1,409,657
MFS VIT II Global Governments Portfolio I Class Sub-Account (MC4)	14,094	153,584	148,971	723	149,694	—	149,694
MFS VIT II Global Governments Portfolio S Class Sub-Account (MC5)	184	1,950	1,905	—	1,905	—	1,905
MFS VIT II Global Growth Portfolio I Class Sub-Account (MC6)	64,841	1,487,639	2,130,015	7,574	2,137,589	—	2,137,589
MFS VIT II Global Growth Portfolio S Class Sub-Account (MC7)	84	1,679	2,736	—	2,736	—	2,736
MFS VIT II Global Research Portfolio I Class Sub-Account (MC8)	133,779	3,203,565	5,087,623	3,663	5,091,286	—	5,091,286
MFS VIT II Global Research Portfolio S Class Sub-Account (MC9)	1,466	33,690	55,443	—	55,443	—	55,443
MFS VIT II Global Tactical Allocation Portfolio I Class Sub-Account (MD0)	73,533	1,097,121	1,128,725	5,448	1,134,173	—	1,134,173
MFS VIT II Global Tactical Allocation Portfolio S Class Sub-Account (M92)	1,861,215	28,241,639	28,011,290	4,193	28,015,483	—	28,015,483
MFS VIT II Government Securities Portfolio I Class Sub-Account (M96)	80,290	1,021,353	990,775	3,899	994,674	—	994,674
MFS VIT II Government Securities Portfolio S Class Sub-Account (MD2)	885,897	11,106,696	10,869,954	—	10,869,954	60	10,869,894
MFS VIT II High Yield Portfolio I Class Sub-Account (MA6)	199,177	1,143,320	1,113,401	55,978	1,169,379	—	1,169,379
MFS VIT II High Yield Portfolio Service Class Sub-Account (MA3)	343,231	1,909,804	1,891,203	16	1,891,219	—	1,891,219
MFS VIT II International Growth Portfolio I Class Sub-Account (M97)	20,012	266,811	335,808	6,332	342,140	—	342,140
MFS VIT II International Growth Portfolio S Class Sub-Account (MD5)	43,295	582,639	716,533	—	716,533	—	716,533
MFS VIT II International Intrinsic Value Portfolio Initial Class Sub-Account (M98)	36,523	785,870	1,374,006	10,227	1,384,233	—	1,384,233
MFS VIT II International Intrinsic Value Portfolio Service Class Sub-Account (M93)	100,763	2,634,532	3,724,215	—	3,724,215	2,465	3,721,750
MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MD6)	421,413	7,907,926	11,618,368	30,731	11,649,099	—	11,649,099
MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3)	36,234	691,586	980,845	—	980,845	9	980,836
MFS U.S. Government Money Market Portfolio Service Class Sub-Account (MD9)	6,658,603	6,658,603	6,658,603	—	6,658,603	445	6,658,158
MFS VIT II Research International Portfolio I Class Sub-Account (ME2)	18,729	300,511	358,280	2,205	360,485	—	360,485
MFS VIT II Research International Portfolio S Class Sub-Account (ME3)	108,173	1,610,018	2,037,982	—	2,037,982	618	2,037,364
MFS VIT II Income Portfolio I Class Sub-Account (MA5)	129,388	1,277,577	1,269,297	—	1,269,297	15,503	1,253,794

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2021

		Assets				Liabilities
	Shares	Cost	Investments at fair value	Receivable from Sponsor	Total assets	Payable to Sponsor	Net Assets
MFS VIT II Income Portfolio S Class Sub-Account (MA7)	4,695	$46,491	$45,636	$—	$45,636	$—	$45,636
MFS VIT III Blended Research Small Cap Equity Portfolio Service Class Sub-Account (MF3)	201,221	1,968,296	2,710,447	—	2,710,447	1,117	2,709,330
MFS VIT III Conservative Allocation Portfolio Service Class Sub-Account (MF5)	2,076,265	23,523,123	25,039,754	19,635	25,059,389	—	25,059,389
MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account (MF6)	3,293	45,293	63,264	—	63,264	7	63,257
MFS VIT III Global Real Estate Portfolio Service Class Sub-Account (MF7)	139,735	2,233,380	3,171,996	—	3,171,996	605	3,171,391
MFS VIT III Growth Allocation Portfolio Service Class Sub-Account (MF9)	1,918,098	22,021,339	25,510,699	—	25,510,699	—	25,510,699
MFS VIT III Inflation Adjusted Bond Portfolio Service Class Sub-Account (MG1)	664,573	6,980,881	7,828,664	—	7,828,664	58	7,828,606
MFS VIT III Limited Maturity Portfolio Initial Class Sub-Account (MF2)	1,098,680	11,301,555	11,217,525	—	11,217,525	2,177	11,215,348
MFS VIT III Limited Maturity Portfolio Service Class Sub-Account (MG2)	573,121	5,887,740	5,845,832	—	5,845,832	50	5,845,782
MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3)	149,907	1,147,539	1,662,468	—	1,662,468	—	1,662,468
MFS VIT III Mid Cap Value Portfolio Service Class Sub-Account (MG4)	148,901	1,068,255	1,630,465	—	1,630,465	—	1,630,465
MFS VIT III Moderate Allocation Portfolio Service Class Sub-Account (MG6)	7,200,272	92,345,436	104,187,940	18,665	104,206,605	—	104,206,605
MFS VIT III New Discovery Value Portfolio Service Class Sub-Account (MG7)	64,250	520,280	724,099	—	724,099	—	724,099
Morgan Stanley Variable Insurance Fund, Inc. Growth Portfolio Class II Sub-Account (V44)	18,310	843,488	886,590	—	886,590	—	886,590
Morgan Stanley Variable Insurance Fund, Inc. Discovery Portfolio Class II Sub-Account (V43)	24,360	419,512	390,741	—	390,741	—	390,741
Invesco V.I. Capital Appreciation Fund, Series II Sub-Account (O19) ²	20,355	1,139,021	1,619,814	—	1,619,814	18	1,619,796
Invesco V.I. Conservative Balanced Fund, Series II Sub-Account (O23) ²	34,596	520,531	631,385	—	631,385	—	631,385
Invesco V.I. Global Fund, Series II Sub-Account (O20) ²	40,013	1,625,608	2,247,915	—	2,247,915	—	2,247,915
Invesco V.I. Main Street Fund, Series II Sub-Account (O21) ²	273,784	7,674,143	9,659,108	—	9,659,108	1,814	9,657,294
Invesco V.I. Main Street Small Cap Fund, Series II Sub-Account (O04) ²	3,739	75,892	115,271	—	115,271	—	115,271
PIMCO VIT All Asset Portfolio Admin Class Sub-Account (P08)	90,412	952,418	1,040,638	—	1,040,638	—	1,040,638
PIMCO VIT All Asset Portfolio Advisor Class Sub-Account (PC0)	179,916	1,925,794	2,097,815	—	2,097,815	—	2,097,815
PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class Sub-Account (P70)	2,709	17,746	21,237	—	21,237	—	21,237
PIMCO VIT CommodityRealReturnTM Strategy Portfolio Admin Class Sub-Account (P10)	234,205	1,396,771	1,812,743	—	1,812,743	65	1,812,678
PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PK8)	56,332	724,158	705,274	—	705,274	—	705,274
PIMCO VIT Emerging Markets Bond Portfolio Advisor Class Sub-Account (P20)	475	6,280	5,951	—	5,951	—	5,951
PIMCO VIT Global Managed Asset Allocation Portfolio Advisor Class Sub-Account (PD6)	3,181,714	37,177,709	41,330,459	4,802	41,335,261	—	41,335,261
PIMCO VIT StocksPLUS Global Portfolio Advisor Class Sub-Account (PH2)	6,303	51,631	60,133	—	60,133	—	60,133
PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06)	120,066	1,526,719	1,679,717	—	1,679,717	—	1,679,717
PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07)	594,092	6,495,971	6,392,428	—	6,392,428	836	6,391,592
Putnam VT Multi-Asset Absolute Return Fund Class IB Sub-Account (PI3)	79,312	777,137	742,363	—	742,363	—	742,363
Putman VT Large Cap Value Fund Class IB Sub-Account (P72) ²	16,181	362,363	498,701	—	498,701	—	498,701
Wanger Select Fund Sub-Account (W41)	158	2,657	3,047	—	3,047	—	3,047

[1]	This Sub-Account is active at December 31, 2021 but has had zero balance for more than five years. Therefore, this Sub-Account is only disclosed in the Statements of Assets and Liabilities.
[2]	This Sub-Account had a name change in 2021. Refer to Note 1 in the Variable Account’s Notes to Financial Statements for more information.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2021

	Units	Value Applicable to Owners of Deferred Variable Annuity Contracts	Reserve for Variable Annuities	Net Assets
AL1	89,007	$1,706,037	$—	$1,706,037
AO5	566,663	8,113,930	—	8,113,930
AM2	18,685	260,614	—	260,614
A98	132,953	1,096,426	—	1,096,426
A74	27,529	821,153	—	821,153
B18	1,262,479	27,255,269	8,887	27,264,156
C60	96,036	2,630,221	6,023	2,636,244
C90	40,149	1,013,694	—	1,013,694
C58	31,419	443,363	—	443,363
FD7	215,079	6,013,321	—	6,013,321
F24	407,907	15,126,841	65,877	15,192,718
F88	1,646	32,798	—	32,798
FB9	36,078	765,242	—	765,242
F15	41,884	950,740	—	950,740
F41	156,175	4,735,312	7,212	4,742,524
FE3	1,122,252	18,830,322	44,449	18,874,771
T21	60,484	1,106,309	2,334	1,108,643
T20	287,167	5,497,890	1,989	5,499,879
FE6	61,176	1,163,263	—	1,163,263
T59	11,013	101,987	—	101,987
F56	32,512	791,023	—	791,023
F59	203,514	3,680,819	15,085	3,695,904
FF0	4,001	69,759	—	69,759
F54	394,822	10,550,410	37,529	10,587,939
FG8	1,083	23,353	—	23,353
F53	34,190	1,592,337	3,075	1,595,412
FJ9	2,051	59,289	—	59,289
T28	40,767	608,576	—	608,576

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2021

	Units	Value Applicable to Owners of Deferred Variable Annuity Contracts	Reserve for Variable Annuities	Net Assets
FJ0	110	$1,315	$—	$1,315
V35	8,145	199,168	—	199,168
V13	77,218	1,824,554	—	1,824,554
V11	177,349	4,352,670	—	4,352,670
AC1	12,292	217,754	—	217,754
J88	186,001	2,067,648	—	2,067,648
J94	32,125	1,346,798	—	1,346,798
L11	234,251	2,484,849	—	2,484,849
L18	31,359	1,493,218	—	1,493,218
L17	72,364	2,502,428	—	2,502,428
MD8	92,918	1,026,806	42,066	1,068,872
M07	468,248	8,366,729	105,731	8,472,460
M35	1,273,514	21,916,597	157,454	22,074,051
M31	89,673	8,186,233	111,280	8,297,513
M80	15,301	1,088,772	—	1,088,772
M41	28,033	1,363,922	—	1,363,922
M05	30,292	679,862	115,517	795,379
M42	61,438	1,949,518	564	1,950,082
M89	2,533,455	29,936,630	19,339	29,955,969
M82	339,424	10,626,087	65,429	10,691,516
M44	219,170	3,360,883	7,265	3,368,148
M40	165,447	2,440,136	—	2,440,136
M83	341,005	8,416,644	61,952	8,478,596
M08	258,353	6,722,390	7,429	6,729,819
MB6	152,050	10,297,470	625,739	10,923,209
MB7	73,453	3,380,886	1,092	3,381,978
MC0	31,946	775,056	53,247	828,303
MA0	597,835	11,286,102	7,542	11,293,644
MC2	28,994	1,788,736	2,440	1,791,176
MC1	58,485	2,085,347	—	2,085,347
MC3	7,798	180,705	28,038	208,743
MA1	84,779	1,409,657	—	1,409,657
MC4	7,910	147,235	2,459	149,694
MC5	124	1,905	—	1,905
MC6	27,649	2,076,393	61,196	2,137,589
MC7	51	2,736	—	2,736
MC8	110,200	4,949,748	141,538	5,091,286
MC9	1,514	55,443	—	55,443
MD0	31,323	1,064,606	69,567	1,134,173

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2021

	Units	Value Applicable to Owners of Deferred Variable Annuity Contracts	Reserve for Variable Annuities	Net Assets
M92	1,926,183	$27,976,273	$39,210	$28,015,483
M96	45,646	987,389	7,285	994,674
MD2	841,559	10,854,413	15,481	10,869,894
MA6	35,074	1,077,099	92,280	1,169,379
MA3	88,806	1,890,945	274	1,891,219
M97	8,630	269,212	72,928	342,140
MD5	34,989	716,533	—	716,533
M98	19,613	1,325,818	58,415	1,384,233
M93	149,057	3,708,319	13,431	3,721,750
MD6	270,184	11,273,013	376,086	11,649,099
MB3	18,318	979,100	1,736	980,836
MD9	762,553	6,600,789	57,369	6,658,158
ME2	11,978	338,700	21,785	360,485
ME3	70,022	2,033,896	3,468	2,037,364
MA5	53,906	1,210,966	42,828	1,253,794
MA7	2,257	45,636	—	45,636
MF3	94,350	2,697,807	11,523	2,709,330
MF5	1,227,690	24,854,951	204,438	25,059,389
MF6	1,518	61,860	1,397	63,257
MF7	110,858	3,168,172	3,219	3,171,391
MF9	766,837	25,510,699	—	25,510,699
MG1	576,064	7,822,265	6,341	7,828,606
MF2	1,067,604	11,200,358	14,990	11,215,348
MG2	581,184	5,840,292	5,490	5,845,782
MG3	52,229	1,662,468	—	1,662,468
MG4	53,103	1,630,465	—	1,630,465
MG6	3,882,126	104,032,058	174,547	104,206,605
MG7	17,477	724,099	—	724,099
V44	13,561	886,590	—	886,590
V43	6,443	390,741	—	390,741
O19	35,396	1,616,048	3,748	1,619,796
O23	45,706	631,385	—	631,385
O20	52,678	2,247,915	—	2,247,915
O21	231,098	9,645,068	12,226	9,657,294
O04	2,061	115,271	—	115,271
P08	54,625	1,040,638	—	1,040,638
PC0	139,926	2,097,815	—	2,097,815
P70	3,348	21,237	—	21,237

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2021

	Units	Value Applicable to Owners of Deferred Variable Annuity Contracts	Reserve for Variable Annuities	Net Assets
P10	254,359	$1,804,499	$8,179	$1,812,678
PK8	21,701	705,274	—	705,274
P20	457	5,951	—	5,951
PD6	2,416,898	41,290,352	44,909	41,335,261
PH2	2,824	60,133	—	60,133
P06	98,937	1,679,717	—	1,679,717
P07	374,075	6,364,683	26,909	6,391,592
PI3	80,260	742,363	—	742,363
P72	14,826	498,701	—	498,701
W41	86	3,047	—	3,047

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2021

	AL1 Sub-Account	AO5 Sub-Account	AM2 Sub-Account
Income:
Dividend income	$4,362	$129,818	$—

Expenses:
Mortality and expense risk charges	(22,058)	(102,509)	(3,332)
Distribution and administrative expense charges	(6,883)	(36,811)	(867)

Net investment income (loss)	(24,579)	(9,502)	(4,199)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(391)	290,591	8,800
Realized gain distributions	37,918	—	24,653

Net realized gains (losses)	37,527	290,591	33,453

Net change in unrealized appreciation (depreciation)	168,013	327,954	(12,925)

Net realized and change in unrealized gains (losses)	205,540	618,545	20,528

Net increase (decrease) in net assets from operations	$180,961	$609,043	$16,329

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	A98	A74	B18
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$18,798	$5,252	$229,160

Expenses:
Mortality and expense risk charges	(15,703)	(10,690)	(368,443)
Distribution and administrative expense charges	(3,805)	(3,571)	(114,716)

Net investment income (loss)	(710)	(9,009)	(253,999)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	25,613	61,543	603,723
Realized gain distributions	—	—	4,548,700

Net realized gains (losses)	25,613	61,543	5,152,423

Net change in unrealized appreciation (depreciation)	72,678	212,163	(3,592,776)

Net realized and change in unrealized gains (losses)	98,291	273,706	1,559,647

Net increase (decrease) in net assets from operations	$97,581	$264,697	$1,305,648

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	C60	C90	C58
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—	$4,600

Expenses:
Mortality and expense risk charges	(37,045)	(13,459)	(4,930)
Distribution and administrative expense charges	(9,760)	(4,100)	(1,791)

Net investment income (loss)	(46,805)	(17,559)	(2,121)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	514,243	75,215	5,396
Realized gain distributions	—	—	9,020

Net realized gains (losses)	514,243	75,215	14,416

Net change in unrealized appreciation (depreciation)	177,792	95,546	9,715

Net realized and change in unrealized gains (losses)	692,035	170,761	24,131

Net increase (decrease) in net assets from operations	$645,230	$153,202	$22,010

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	FD7	F24	F88
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$44,156	$4,328	$264

Expenses:
Mortality and expense risk charges	(81,714)	(203,351)	(428)
Distribution and administrative expense charges	(21,508)	(59,658)	(115)

Net investment income (loss)	(59,066)	(258,681)	(279)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	287,488	1,478,146	513
Realized gain distributions	454,769	1,857,753	1,128

Net realized gains (losses)	742,257	3,335,899	1,641

Net change in unrealized appreciation (depreciation)	206,090	414,039	(120)

Net realized and change in unrealized gains (losses)	948,347	3,749,938	1,521

Net increase (decrease) in net assets from operations	$889,281	$3,491,257	$1,242

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	FB9	F15	F41
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$6,441	$7,968	$16,530

Expenses:
Mortality and expense risk charges	(9,370)	(11,539)	(61,704)
Distribution and administrative expense charges	(2,862)	(3,208)	(18,182)

Net investment income (loss)	(5,791)	(6,779)	(63,356)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	5,110	10,784	299,712
Realized gain distributions	24,306	43,584	743,918

Net realized gains (losses)	29,416	54,368	1,043,630

Net change in unrealized appreciation (depreciation)	14,005	17,068	34,973

Net realized and change in unrealized gains (losses)	43,421	71,436	1,078,603

Net increase (decrease) in net assets from operations	$37,630	$64,657	$1,015,247

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	FE3	T21	T20
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$173,871	$9,720	$102,825

Expenses:
Mortality and expense risk charges	(253,143)	(14,944)	(75,456)
Distribution and administrative expense charges	(79,502)	(3,740)	(18,924)

Net investment income (loss)	(158,774)	(8,964)	8,445

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(44,028)	93,756	(8,890)
Realized gain distributions	52,371	22,276	—

Net realized gains (losses)	8,343	116,032	(8,890)

Net change in unrealized appreciation (depreciation)	667,794	(182,080)	162,215

Net realized and change in unrealized gains (losses)	676,137	(66,048)	153,325

Net increase (decrease) in net assets from operations	$517,363	$(75,012)	$161,770

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	FE6	T59	F56
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$20,250	$—	$10,045

Expenses:
Mortality and expense risk charges	(15,207)	(1,304)	(12,160)
Distribution and administrative expense charges	(3,875)	(448)	(3,068)

Net investment income (loss)	1,168	(1,752)	(5,183)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(43,163)	(5,528)	(9,869)
Realized gain distributions	—	—	—

Net realized gains (losses)	(43,163)	(5,528)	(9,869)

Net change in unrealized appreciation (depreciation)	151,871	(187)	44,761

Net realized and change in unrealized gains (losses)	108,708	(5,715)	34,892

Net increase (decrease) in net assets from operations	$109,876	$(7,467)	$29,709

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	F59	FF0	F54
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$175,274	$3,072	$309,570

Expenses:
Mortality and expense risk charges	(46,964)	(972)	(144,587)
Distribution and administrative expense charges	(14,713)	(350)	(36,862)

Net investment income (loss)	113,597	1,750	128,121

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	25,518	288	(100,006)
Realized gain distributions	—	—	—

Net realized gains (losses)	25,518	288	(100,006)

Net change in unrealized appreciation (depreciation)	385,949	8,443	1,697,839

Net realized and change in unrealized gains (losses)	411,467	8,731	1,597,833

Net increase (decrease) in net assets from operations	$525,064	$10,481	$1,725,954

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	FG8	F53	FJ9
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$642	$16,383	$475

Expenses:
Mortality and expense risk charges	(245)	(22,153)	(722)
Distribution and administrative expense charges	(70)	(7,423)	(246)

Net investment income (loss)	327	(13,193)	(493)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(18)	37,691	(102)
Realized gain distributions	—	43,380	1,371

Net realized gains (losses)	(18)	81,071	1,269

Net change in unrealized appreciation (depreciation)	3,448	307,792	11,798

Net realized and change in unrealized gains (losses)	3,430	388,863	13,067

Net increase (decrease) in net assets from operations	$3,757	$375,670	$12,574

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	T28	FJ0	V35
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$20,772	$43	$452

Expenses:
Mortality and expense risk charges	(8,283)	(15)	(2,531)
Distribution and administrative expense charges	(2,396)	(10)	(878)

Net investment income (loss)	10,093	18	(2,957)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(12,569)	(17)	3,350
Realized gain distributions	—	—	—

Net realized gains (losses)	(12,569)	(17)	3,350

Net change in unrealized appreciation (depreciation)	5,245	1	42,091

Net realized and change in unrealized gains (losses)	(7,324)	(16)	45,441

Net increase (decrease) in net assets from operations	$2,769	$2	$42,484

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	V13	V11	AC1
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$30,457	$70,476	$2,321

Expenses:
Mortality and expense risk charges	(25,496)	(52,100)	(2,769)
Distribution and administrative expense charges	(7,405)	(15,543)	(1,513)

Net investment income (loss)	(2,444)	2,833	(1,961)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	58,078	62,923	1,999
Realized gain distributions	—	42,067	14,951

Net realized gains (losses)	58,078	104,990	16,950

Net change in unrealized appreciation (depreciation)	448,860	552,175	(7,796)

Net realized and change in unrealized gains (losses)	506,938	657,165	9,154

Net increase (decrease) in net assets from operations	$504,494	$659,998	$7,193

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	J88	J94	L11
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$35,934	$7,241	$45,004

Expenses:
Mortality and expense risk charges	(26,579)	(19,941)	(33,355)
Distribution and administrative expense charges	(7,983)	(4,990)	(10,826)

Net investment income (loss)	1,372	(17,690)	823

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	6,987	70,381	80,628
Realized gain distributions	29,310	61,823	—

Net realized gains (losses)	36,297	132,204	80,628

Net change in unrealized appreciation (depreciation)	(106,339)	203,125	13,530

Net realized and change in unrealized gains (losses)	(70,042)	335,329	94,158

Net increase (decrease) in net assets from operations	$(68,670)	$317,639	$94,981

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	L18	L17	MD8
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$19,556	$—

Expenses:
Mortality and expense risk charges	(20,639)	(34,826)	(14,365)
Distribution and administrative expense charges	(5,936)	(9,631)	(1,733)

Net investment income (loss)	(26,575)	(24,901)	(16,098)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	103,871	28,536	—
Realized gain distributions	338,982	101,019	—

Net realized gains (losses)	442,853	129,555	—

Net change in unrealized appreciation (depreciation)	(334,977)	481,117	—

Net realized and change in unrealized gains (losses)	107,876	610,672	—

Net increase (decrease) in net assets from operations	$81,301	$585,771	$(16,098)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	M07	M35	M31
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$151,274	$357,595	$—

Expenses:
Mortality and expense risk charges	(104,295)	(289,799)	(100,895)
Distribution and administrative expense charges	(12,585)	(76,301)	(12,175)

Net investment income (loss)	34,394	(8,505)	(113,070)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	134,619	472,397	922,566
Realized gain distributions	402,928	1,084,615	1,103,556

Net realized gains (losses)	537,547	1,557,012	2,026,122

Net change in unrealized appreciation (depreciation)	414,138	945,500	(318,889)

Net realized and change in unrealized gains (losses)	951,685	2,502,512	1,707,233

Net increase (decrease) in net assets from operations	$986,079	$2,494,007	$1,594,163

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	M80	M41	M05
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—	$—

Expenses:
Mortality and expense risk charges	(13,498)	(17,589)	(10,462)
Distribution and administrative expense charges	(5,068)	(6,146)	(1,263)

Net investment income (loss)	(18,566)	(23,735)	(11,725)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	55,836	55,223	37,638
Realized gain distributions	150,031	297,257	129,877

Net realized gains (losses)	205,867	352,480	167,515

Net change in unrealized appreciation (depreciation)	11,482	(172,566)	(150,368)

Net realized and change in unrealized gains (losses)	217,349	179,914	17,147

Net increase (decrease) in net assets from operations	$198,783	$156,179	$5,422

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	M42	M89	M82
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$763,785	$36,831

Expenses:
Mortality and expense risk charges	(26,960)	(392,035)	(147,852)
Distribution and administrative expense charges	(6,741)	(131,753)	(39,727)

Net investment income (loss)	(33,701)	239,997	(150,748)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	124,836	126,125	751,169
Realized gain distributions	357,652	2,269	635,698

Net realized gains (losses)	482,488	128,394	1,386,867

Net change in unrealized appreciation (depreciation)	(430,930)	(1,213,887)	971,212

Net realized and change in unrealized gains (losses)	51,558	(1,085,493)	2,358,079

Net increase (decrease) in net assets from operations	$17,857	$(845,496)	$2,207,331

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	M44	M40	M83
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$58,349	$37,746	$112,425

Expenses:
Mortality and expense risk charges	(41,203)	(32,655)	(112,552)
Distribution and administrative expense charges	(4,972)	(10,124)	(25,209)

Net investment income (loss)	12,174	(5,033)	(25,336)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	19,720	113,739	303,584
Realized gain distributions	113,698	85,077	187,218

Net realized gains (losses)	133,418	198,816	490,802

Net change in unrealized appreciation (depreciation)	245,579	90,143	1,348,519

Net realized and change in unrealized gains (losses)	378,997	288,959	1,839,321

Net increase (decrease) in net assets from operations	$391,171	$283,926	$1,813,985

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	M08	MB6	MB7
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$79,301	$109,402	$31,625

Expenses:
Mortality and expense risk charges	(90,406)	(122,848)	(46,797)
Distribution and administrative expense charges	(27,408)	(14,824)	(11,442)

Net investment income (loss)	(38,513)	(28,270)	(26,614)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	195,712	306,563	291,895
Realized gain distributions	155,872	677,782	240,729

Net realized gains (losses)	351,584	984,345	532,624

Net change in unrealized appreciation (depreciation)	1,097,310	1,431,127	330,999

Net realized and change in unrealized gains (losses)	1,448,894	2,415,472	863,623

Net increase (decrease) in net assets from operations	$1,410,381	$2,387,202	$837,009

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	MC0	MA0	MC2
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$27,171	$310,247	$7,729

Expenses:
Mortality and expense risk charges	(11,541)	(144,618)	(22,292)
Distribution and administrative expense charges	(1,392)	(46,774)	(2,690)

Net investment income (loss)	14,238	118,855	(17,253)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	2,369	74,478	130,596
Realized gain distributions	18,133	225,779	132,411

Net realized gains (losses)	20,502	300,257	263,007

Net change in unrealized appreciation (depreciation)	(61,023)	(786,176)	135,280

Net realized and change in unrealized gains (losses)	(40,521)	(485,919)	398,287

Net increase (decrease) in net assets from operations	$(26,283)	$(367,064)	$381,034

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	MC1	MC3	MA1
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$5,600	$1,224	$3,854

Expenses:
Mortality and expense risk charges	(28,161)	(3,122)	(18,651)
Distribution and administrative expense charges	(8,912)	(377)	(6,475)

Net investment income (loss)	(31,473)	(2,275)	(21,272)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	105,606	4,379	39,632
Realized gain distributions	154,516	21	124

Net realized gains (losses)	260,122	4,400	39,756

Net change in unrealized appreciation (depreciation)	193,941	(21,851)	(141,945)

Net realized and change in unrealized gains (losses)	454,063	(17,451)	(102,189)

Net increase (decrease) in net assets from operations	$422,590	$(19,726)	$(123,461)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	MC4	MC5	MC6
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$4,277	$42	$1,764

Expenses:
Mortality and expense risk charges	(2,373)	(26)	(25,820)
Distribution and administrative expense charges	(287)	(6)	(3,116)

Net investment income (loss)	1,617	10	(27,172)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(1,290)	2	127,279
Realized gain distributions	—	—	239,325

Net realized gains (losses)	(1,290)	2	366,604

Net change in unrealized appreciation (depreciation)	(17,815)	(205)	(16,967)

Net realized and change in unrealized gains (losses)	(19,105)	(203)	349,637

Net increase (decrease) in net assets from operations	$(17,488)	$(193)	$322,465

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	MC7	MC8	MC9
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$27,727	$193

Expenses:
Mortality and expense risk charges	(37)	(60,962)	(711)
Distribution and administrative expense charges	(8)	(7,356)	(188)

Net investment income (loss)	(45)	(40,591)	(706)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	3,569	265,648	3,044
Realized gain distributions	298	353,193	3,923

Net realized gains (losses)	3,867	618,841	6,967

Net change in unrealized appreciation (depreciation)	(3,531)	181,726	1,805

Net realized and change in unrealized gains (losses)	336	800,567	8,772

Net increase (decrease) in net assets from operations	$291	$759,976	$8,066

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	MD0	M92	M96
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$11,885	$226,504	$23,377

Expenses:
Mortality and expense risk charges	(14,555)	(359,234)	(13,570)
Distribution and administrative expense charges	(1,756)	(135,434)	(1,637)

Net investment income (loss)	(4,426)	(268,164)	8,170

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	19,617	137,211	(12,878)
Realized gain distributions	52,073	1,315,464	—

Net realized gains (losses)	71,690	1,452,675	(12,878)

Net change in unrealized appreciation (depreciation)	(51,316)	(906,762)	(31,397)

Net realized and change in unrealized gains (losses)	20,374	545,913	(44,275)

Net increase (decrease) in net assets from operations	$15,948	$277,749	$(36,105)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	MD2	MA6	MA3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$221,489	$60,419	$92,790

Expenses:
Mortality and expense risk charges	(147,369)	(15,053)	(25,682)
Distribution and administrative expense charges	(40,164)	(1,815)	(6,904)

Net investment income (loss)	33,956	43,551	60,204

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(39,741)	(9,318)	(11,117)
Realized gain distributions	—	—	—

Net realized gains (losses)	(39,741)	(9,318)	(11,117)

Net change in unrealized appreciation (depreciation)	(415,731)	(10,446)	(22,194)

Net realized and change in unrealized gains (losses)	(455,472)	(19,764)	(33,311)

Net increase (decrease) in net assets from operations	$(421,516)	$23,787	$26,893

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	M97	MD5	M98
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$1,869	$2,998	$4,532

Expenses:
Mortality and expense risk charges	(4,547)	(10,079)	(17,204)
Distribution and administrative expense charges	(548)	(3,017)	(2,076)

Net investment income (loss)	(3,226)	(10,098)	(14,748)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	16,311	45,297	187,133
Realized gain distributions	15,243	31,884	35,510

Net realized gains (losses)	31,554	77,181	222,643

Net change in unrealized appreciation (depreciation)	(186)	(15,034)	(88,146)

Net realized and change in unrealized gains (losses)	31,368	62,147	134,497

Net increase (decrease) in net assets from operations	$28,142	$52,049	$119,749

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	M93	MD6	MB3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$5,133	$26,133	$291

Expenses:
Mortality and expense risk charges	(50,468)	(132,582)	(10,958)
Distribution and administrative expense charges	(12,859)	(15,998)	(2,744)

Net investment income (loss)	(58,194)	(122,447)	(13,411)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	315,926	396,421	22,972
Realized gain distributions	99,541	1,391,769	120,213

Net realized gains (losses)	415,467	1,788,190	143,185

Net change in unrealized appreciation (depreciation)	(44,751)	655,350	55,712

Net realized and change in unrealized gains (losses)	370,716	2,443,540	198,897

Net increase (decrease) in net assets from operations	$312,522	$2,321,093	$185,486

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	MD9	ME2	ME3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$2,932	$13,760

Expenses:
Mortality and expense risk charges	(91,902)	(4,472)	(27,455)
Distribution and administrative expense charges	(26,698)	(539)	(7,158)

Net investment income (loss)	(118,600)	(2,079)	(20,853)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	—	6,060	96,684
Realized gain distributions	—	17,073	98,994

Net realized gains (losses)	—	23,133	195,678

Net change in unrealized appreciation (depreciation)	—	13,278	14,468

Net realized and change in unrealized gains (losses)	—	36,411	210,146

Net increase (decrease) in net assets from operations	$(118,600)	$34,332	$189,293

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	MA5	MA7	MF3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$42,641	$1,347	$18,336

Expenses:
Mortality and expense risk charges	(17,271)	(601)	(35,942)
Distribution and administrative expense charges	(2,085)	(136)	(9,471)

Net investment income (loss)	23,285	610	(27,077)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(123)	124	22,381
Realized gain distributions	55,352	1,908	—

Net realized gains (losses)	55,229	2,032	22,381

Net change in unrealized appreciation (depreciation)	(90,975)	(3,341)	689,566

Net realized and change in unrealized gains (losses)	(35,746)	(1,309)	711,947

Net increase (decrease) in net assets from operations	$(12,461)	$(699)	$684,870

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	MF5	MF6	MF7
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$520,930	$886	$32,752

Expenses:
Mortality and expense risk charges	(322,656)	(869)	(41,570)
Distribution and administrative expense charges	(109,442)	(192)	(11,134)

Net investment income (loss)	88,832	(175)	(19,952)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	177,132	3,510	214,588
Realized gain distributions	977,033	—	—

Net realized gains (losses)	1,154,165	3,510	214,588

Net change in unrealized appreciation (depreciation)	13,149	12,410	591,545

Net realized and change in unrealized gains (losses)	1,167,314	15,920	806,133

Net increase (decrease) in net assets from operations	$1,256,146	$15,745	$786,181

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	MF9	MG1	MF2
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$368,653	$66,735	$262,780

Expenses:
Mortality and expense risk charges	(346,257)	(100,516)	(155,052)
Distribution and administrative expense charges	(102,166)	(36,128)	(38,616)

Net investment income (loss)	(79,770)	(69,909)	69,112

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	552,792	179,421	29,637
Realized gain distributions	1,490,422	138,014	22,009

Net realized gains (losses)	2,043,214	317,435	51,646

Net change in unrealized appreciation (depreciation)	1,303,104	(272,032)	(294,134)

Net realized and change in unrealized gains (losses)	3,346,318	45,403	(242,488)

Net increase (decrease) in net assets from operations	$3,266,548	$(24,506)	$(173,376)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	MG2	MG3	MG4
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$124,013	$13,191	$11,412

Expenses:
Mortality and expense risk charges	(79,775)	(22,950)	(20,673)
Distribution and administrative expense charges	(26,417)	(5,702)	(6,968)

Net investment income (loss)	17,821	(15,461)	(16,229)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	24,455	97,873	79,668
Realized gain distributions	11,650	11,175	10,963

Net realized gains (losses)	36,105	109,048	90,631

Net change in unrealized appreciation (depreciation)	(169,553)	334,689	332,124

Net realized and change in unrealized gains (losses)	(133,448)	443,737	422,755

Net increase (decrease) in net assets from operations	$(115,627)	$428,276	$406,526

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	MG6	MG7	V44
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$1,879,002	$5,029	$—

Expenses:
Mortality and expense risk charges	(1,344,227)	(9,259)	(12,566)
Distribution and administrative expense charges	(489,829)	(2,776)	(4,124)

Net investment income (loss)	44,946	(7,006)	(16,690)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	2,375,995	51,663	61,070
Realized gain distributions	4,787,648	18,193	242,757

Net realized gains (losses)	7,163,643	69,856	303,827

Net change in unrealized appreciation (depreciation)	2,474,246	142,194	(290,164)

Net realized and change in unrealized gains (losses)	9,637,889	212,050	13,663

Net increase (decrease) in net assets from operations	$9,682,835	$205,044	$(3,027)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	V43	O19	O23
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—	$8,096

Expenses:
Mortality and expense risk charges	(5,326)	(22,646)	(8,949)
Distribution and administrative expense charges	(1,792)	(5,763)	(2,286)

Net investment income (loss)	(7,118)	(28,409)	(3,139)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	13,109	99,771	28,900
Realized gain distributions	160,251	88,275	32,631

Net realized gains (losses)	173,360	188,046	61,531

Net change in unrealized appreciation (depreciation)	(222,161)	142,095	(4,137)

Net realized and change in unrealized gains (losses)	(48,801)	330,141	57,394

Net increase (decrease) in net assets from operations	$(55,919)	$301,732	$54,255

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	O20	O21	O04
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$48,662	$206

Expenses:
Mortality and expense risk charges	(29,395)	(133,802)	(1,669)
Distribution and administrative expense charges	(7,718)	(33,482)	(396)

Net investment income (loss)	(37,113)	(118,622)	(1,859)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	173,504	515,869	9,720
Realized gain distributions	111,041	553,213	7,204

Net realized gains (losses)	284,545	1,069,082	16,924

Net change in unrealized appreciation (depreciation)	42,024	1,298,197	7,156

Net realized and change in unrealized gains (losses)	326,569	2,367,279	24,080

Net increase (decrease) in net assets from operations	$289,456	$2,248,657	$22,221

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	P08	PC0	P70
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$117,178	$229,396	$1,049

Expenses:
Mortality and expense risk charges	(13,069)	(25,669)	(336)
Distribution and administrative expense charges	(3,464)	(9,372)	(94)

Net investment income (loss)	100,645	194,355	619

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	10,213	12,109	(1,507)
Realized gain distributions	—	—	—

Net realized gains (losses)	10,213	12,109	(1,507)

Net change in unrealized appreciation (depreciation)	30,038	69,422	8,143

Net realized and change in unrealized gains (losses)	40,251	81,531	6,636

Net increase (decrease) in net assets from operations	$140,896	$275,886	$7,255

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	P10	PK8	P20
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$83,833	$32,166	$912

Expenses:
Mortality and expense risk charges	(25,518)	(9,609)	(237)
Distribution and administrative expense charges	(7,763)	(2,634)	(65)

Net investment income (loss)	50,552	19,923	610

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	21,491	(5,430)	(185)
Realized gain distributions	—	—	—

Net realized gains (losses)	21,491	(5,430)	(185)

Net change in unrealized appreciation (depreciation)	467,796	(46,364)	(1,486)

Net realized and change in unrealized gains (losses)	489,287	(51,794)	(1,671)

Net increase (decrease) in net assets from operations	$539,839	$(31,871)	$(1,061)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	PD6	PH2	P06
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$989,694	$27	$85,725

Expenses:
Mortality and expense risk charges	(514,916)	(434)	(24,044)
Distribution and administrative expense charges	(194,300)	(127)	(5,793)

Net investment income (loss)	280,478	(534)	55,888

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	401,820	1,096	41,339
Realized gain distributions	4,549,398	3,998	—

Net realized gains (losses)	4,951,218	5,094	41,339

Net change in unrealized appreciation (depreciation)	(941,981)	2,310	(30,699)

Net realized and change in unrealized gains (losses)	4,009,237	7,404	10,640

Net increase (decrease) in net assets from operations	$4,289,715	$6,870	$66,528

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	P07	PI3	P72
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$119,695	$—	$6,044

Expenses:
Mortality and expense risk charges	(88,742)	(10,231)	(6,530)
Distribution and administrative expense charges	(21,843)	(3,723)	(2,237)

Net investment income (loss)	9,110	(13,954)	(2,723)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	12,663	(11,282)	23,094
Realized gain distributions	278,776	—	18,817

Net realized gains (losses)	291,439	(11,282)	41,911

Net change in unrealized appreciation (depreciation)	(491,938)	16,374	72,743

Net realized and change in unrealized gains (losses)	(200,499)	5,092	114,654

Net increase (decrease) in net assets from operations	$(191,389)	$(8,862)	$111,931

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

W41
Sub-Account
Income:
Dividend income	$—

Expenses:
Mortality and expense risk charges	(99)
Distribution and administrative expense charges	(23)

Net investment income (loss)	(122)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	830
Realized gain distributions	786

Net realized gains (losses)	1,616

Net change in unrealized appreciation (depreciation)	(819)

Net realized and change in unrealized gains (losses)	797

Net increase (decrease) in net assets from operations	$675

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	AL1 Sub-Account		AO5 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(24,579)	$6,717	$(9,502)	$(12,060)
Net realized gains (losses)	37,527	15,590	290,591	152,353
Net change in unrealized appreciation (depreciation)	168,013	94,612	327,954	82,609

Increase (decrease) from operations	180,961	116,919	609,043	222,902

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	—	71,494	31,539
Transfers between Sub-Accounts (including the Fixed Account), net	50,525	19,811	(28,022)	326,548
Withdrawals, surrenders, annuitizations and contract charges	(147,905)	(108,095)	(1,084,882)	(1,114,719)

Net accumulation activity	(97,380)	(88,284)	(1,041,410)	(756,632)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Increase (decrease) from contract owner transactions	(97,380)	(88,284)	(1,041,410)	(756,632)

Total increase (decrease) in net assets	83,581	28,635	(432,367)	(533,730)

Net assets at beginning of year	1,622,456	1,593,821	8,546,297	9,080,027

Net assets at end of year	$1,706,037	$1,622,456	$8,113,930	$8,546,297

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	AM2 Sub-Account		A98 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(4,199)	$(1,434)	$(710)	$(1,443)
Net realized gains (losses)	33,453	49,404	25,613	(22,986)
Net change in unrealized appreciation (depreciation)	(12,925)	21,761	72,678	51,406

Increase (decrease) from operations	16,329	69,731	97,581	26,977

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	814	10,574	2,388
Transfers between Sub-Accounts (including the Fixed Account), net	5,703	(37,354)	55,974	66,158
Withdrawals, surrenders, annuitizations and contract charges	(11,565)	(67,357)	(212,292)	(125,697)

Net accumulation activity	(5,862)	(103,897)	(145,744)	(57,151)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Increase (decrease) from contract owner transactions	(5,862)	(103,897)	(145,744)	(57,151)

Total increase (decrease) in net assets	10,467	(34,166)	(48,163)	(30,174)

Net assets at beginning of year	250,147	284,313	1,144,589	1,174,763

Net assets at end of year	$260,614	$250,147	$1,096,426	$1,144,589

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	A74 Sub-Account		B18 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(9,009)	$(6,869)	$(253,999)	$(131,138)
Net realized gains (losses)	61,543	(86,557)	5,152,423	1,795,700
Net change in unrealized appreciation (depreciation)	212,163	216,969	(3,592,776)	3,042,032

Increase (decrease) from operations	264,697	123,543	1,305,648	4,706,594

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	116	—	97,055	28,757
Transfers between Sub-Accounts (including the Fixed Account), net	(167,504)	(49,253)	694,925	(1,335,489)
Withdrawals, surrenders, annuitizations and contract charges	(126,580)	(104,968)	(3,428,466)	(2,610,526)

Net accumulation activity	(293,968)	(154,221)	(2,636,486)	(3,917,258)

Annuitization Activity:
Annuitizations	—	—	—	10,402
Annuity payments and contract charges	—	—	(1,126)	(1,104)
Adjustments to annuity reserves	—	—	59	(130)

Net annuitization activity	—	—	(1,067)	9,168

Increase (decrease) from contract owner transactions	(293,968)	(154,221)	(2,637,553)	(3,908,090)

Total increase (decrease) in net assets	(29,271)	(30,678)	(1,331,905)	798,504

Net assets at beginning of year	850,424	881,102	28,596,061	27,797,557

Net assets at end of year	$821,153	$850,424	$27,264,156	$28,596,061

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	C60 Sub-Account		C90 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(46,805)	$(46,582)	$(17,559)	$(19,460)
Net realized gains (losses)	514,243	495,139	75,215	412,139
Net change in unrealized appreciation (depreciation)	177,792	300,984	95,546	(135,934)

Increase (decrease) from operations	645,230	749,541	153,202	256,745

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	10,883	20,561	59	—
Transfers between Sub-Accounts (including the Fixed Account), net	(331,325)	(502,324)	(51,859)	(167,373)
Withdrawals, surrenders, annuitizations and contract charges	(416,008)	(456,575)	(48,668)	(723,928)

Net accumulation activity	(736,450)	(938,338)	(100,468)	(891,301)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(269)	(166)	—	—
Adjustments to annuity reserves	(662)	(458)	—	—

Net annuitization activity	(931)	(624)	—	—

Increase (decrease) from contract owner transactions	(737,381)	(938,962)	(100,468)	(891,301)

Total increase (decrease) in net assets	(92,151)	(189,421)	52,734	(634,556)

Net assets at beginning of year	2,728,395	2,917,816	960,960	1,595,516

Net assets at end of year	$2,636,244	$2,728,395	$1,013,694	$960,960

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	C58 Sub-Account		FD7 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(2,121)	$(817)	$(59,066)	$(31,040)
Net realized gains (losses)	14,416	(1,072)	742,257	422,924
Net change in unrealized appreciation (depreciation)	9,715	38,100	206,090	702,764

Increase (decrease) from operations	22,010	36,211	889,281	1,094,648

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	85	72	6,082	2,765
Transfers between Sub-Accounts (including the Fixed Account), net	125,506	(24,138)	(22,774)	(12,930)
Withdrawals, surrenders, annuitizations and contract charges	(16,202)	(32,154)	(620,846)	(1,318,527)

Net accumulation activity	109,389	(56,220)	(637,538)	(1,328,692)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Increase (decrease) from contract owner transactions	109,389	(56,220)	(637,538)	(1,328,692)

Total increase (decrease) in net assets	131,399	(20,009)	251,743	(234,044)

Net assets at beginning of year	311,964	331,973	5,761,578	5,995,622

Net assets at end of year	$443,363	$311,964	$6,013,321	$5,761,578

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	F24 Sub-Account		F88 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(258,681)	$(226,898)	$(279)	$(1,775)
Net realized gains (losses)	3,335,899	647,059	1,641	21,420
Net change in unrealized appreciation (depreciation)	414,039	3,007,782	(120)	(10,889)

Increase (decrease) from operations	3,491,257	3,427,943	1,242	8,756

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	138,068	80,529	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(1,485,665)	(1,670,977)	1,072	942
Withdrawals, surrenders, annuitizations and contract charges	(1,693,429)	(1,407,957)	(1,725)	(118,992)

Net accumulation activity	(3,041,026)	(2,998,405)	(653)	(118,050)

Annuitization Activity:
Annuitizations	—	7,867	—	—
Annuity payments and contract charges	(10,895)	(8,631)	—	—
Adjustments to annuity reserves	1,500	593	—	—

Net annuitization activity	(9,395)	(171)	—	—

Increase (decrease) from contract owner transactions	(3,050,421)	(2,998,576)	(653)	(118,050)

Total increase (decrease) in net assets	440,836	429,367	589	(109,294)

Net assets at beginning of year	14,751,882	14,322,515	32,209	141,503

Net assets at end of year	$15,192,718	$14,751,882	$32,798	$32,209

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	FB9 Sub-Account		F15 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(5,791)	$(3,259)	$(6,779)	$(4,155)
Net realized gains (losses)	29,416	30,138	54,368	48,230
Net change in unrealized appreciation (depreciation)	14,005	21,869	17,068	42,799

Increase (decrease) from operations	37,630	48,748	64,657	86,874

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	25,941	—	371
Transfers between Sub-Accounts (including the Fixed Account), net	244,410	44,297	148,386	(2,436)
Withdrawals, surrenders, annuitizations and contract charges	(10,426)	(71,236)	(32,247)	(31,848)

Net accumulation activity	233,984	(998)	116,139	(33,913)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Increase (decrease) from contract owner transactions	233,984	(998)	116,139	(33,913)

Total increase (decrease) in net assets	271,614	47,750	180,796	52,961

Net assets at beginning of year	493,628	445,878	769,944	716,983

Net assets at end of year	$765,242	$493,628	$950,740	$769,944

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	F41 Sub-Account		FE3 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(63,356)	$(64,435)	$(158,774)	$163,492
Net realized gains (losses)	1,043,630	(224,630)	8,343	428,557
Net change in unrealized appreciation (depreciation)	34,973	1,121,289	667,794	360,132

Increase (decrease) from operations	1,015,247	832,224	517,363	952,181

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	14,547	27,215	137,382	227,742
Transfers between Sub-Accounts (including the Fixed Account), net	(463,585)	(418,966)	1,062,386	(98,228)
Withdrawals, surrenders, annuitizations and contract charges	(630,849)	(1,601,070)	(2,230,571)	(2,381,461)

Net accumulation activity	(1,079,887)	(1,992,821)	(1,030,803)	(2,251,947)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(347)	(181)	(8,564)	(7,685)
Adjustments to annuity reserves	(782)	(560)	1,135	800

Net annuitization activity	(1,129)	(741)	(7,429)	(6,885)

Increase (decrease) from contract owner transactions	(1,081,016)	(1,993,562)	(1,038,232)	(2,258,832)

Total increase (decrease) in net assets	(65,769)	(1,161,338)	(520,869)	(1,306,651)

Net assets at beginning of year	4,808,293	5,969,631	19,395,640	20,702,291

Net assets at end of year	$4,742,524	$4,808,293	$18,874,771	$19,395,640

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	T21 Sub-Account		T20 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(8,964)	$35,142	$8,445	$99,697
Net realized gains (losses)	116,032	148,582	(8,890)	(272,509)
Net change in unrealized appreciation (depreciation)	(182,080)	(27,683)	162,215	59,391

Increase (decrease) from operations	(75,012)	156,041	161,770	(113,421)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	19,513	10,726	88,851	33,266
Transfers between Sub-Accounts (including the Fixed Account), net	158,956	(188,729)	350,627	259,710
Withdrawals, surrenders, annuitizations and contract charges	(154,749)	(278,130)	(974,107)	(535,973)

Net accumulation activity	23,720	(456,133)	(534,629)	(242,997)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(135)	(80)	(878)	(341)
Adjustments to annuity reserves	(195)	(247)	(5)	25

Net annuitization activity	(330)	(327)	(883)	(316)

Increase (decrease) from contract owner transactions	23,390	(456,460)	(535,512)	(243,313)

Total increase (decrease) in net assets	(51,622)	(300,419)	(373,742)	(356,734)

Net assets at beginning of year	1,160,265	1,460,684	5,873,621	6,230,355

Net assets at end of year	$1,108,643	$1,160,265	$5,499,879	$5,873,621

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	FE6 Sub-Account		T59 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$1,168	$(1,439)	$(1,752)	$13,160
Net realized gains (losses)	(43,163)	283,011	(5,528)	(23,111)
Net change in unrealized appreciation (depreciation)	151,871	(169,763)	(187)	(3,859)

Increase (decrease) from operations	109,876	111,809	(7,467)	(13,810)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	—	8,130	224
Transfers between Sub-Accounts (including the Fixed Account), net	(112,599)	2,328	1,524	(80,647)
Withdrawals, surrenders, annuitizations and contract charges	(93,206)	(77,186)	(15,869)	(9,539)

Net accumulation activity	(205,805)	(74,858)	(6,215)	(89,962)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Increase (decrease) from contract owner transactions	(205,805)	(74,858)	(6,215)	(89,962)

Total increase (decrease) in net assets	(95,929)	36,951	(13,682)	(103,772)

Net assets at beginning of year	1,259,192	1,222,241	115,669	219,441

Net assets at end of year	$1,163,263	$1,259,192	$101,987	$115,669

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	F56 Sub-Account		F59 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(5,183)	$10,649	$113,597	$156,421
Net realized gains (losses)	(9,869)	(106,685)	25,518	(38,886)
Net change in unrealized appreciation (depreciation)	44,761	120,766	385,949	(133,027)

Increase (decrease) from operations	29,709	24,730	525,064	(15,492)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	3,959	55,508	43,144	15,315
Transfers between Sub-Accounts (including the Fixed Account), net	57,979	(138,954)	(149,738)	167,112
Withdrawals, surrenders, annuitizations and contract charges	(243,992)	(119,798)	(516,623)	(419,252)

Net accumulation activity	(182,054)	(203,244)	(623,217)	(236,825)

Annuitization Activity:
Annuitizations	—	—	—	7,765
Annuity payments and contract charges	(916)	(1,332)	(891)	(2,063)
Adjustments to annuity reserves	(2)	(1)	(1,285)	13

Net annuitization activity	(918)	(1,333)	(2,176)	5,715

Increase (decrease) from contract owner transactions	(182,972)	(204,577)	(625,393)	(231,110)

Total increase (decrease) in net assets	(153,263)	(179,847)	(100,329)	(246,602)

Net assets at beginning of year	944,286	1,124,133	3,796,233	4,042,835

Net assets at end of year	$791,023	$944,286	$3,695,904	$3,796,233

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	FF0 Sub-Account		F54 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$1,750	$3,616	$128,121	$125,463
Net realized gains (losses)	288	(1,077)	(100,006)	15,947
Net change in unrealized appreciation (depreciation)	8,443	(2,284)	1,697,839	(586,396)

Increase (decrease) from operations	10,481	255	1,725,954	(444,986)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	19,221	—	117,500	103,317
Transfers between Sub-Accounts (including the Fixed Account), net	(6,323)	6,525	(484,938)	927,926
Withdrawals, surrenders, annuitizations and contract charges	(39,744)	(15,842)	(1,324,824)	(1,005,393)

Net accumulation activity	(26,846)	(9,317)	(1,692,262)	25,850

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	(8,362)	(7,732)
Adjustments to annuity reserves	—	—	952	671

Net annuitization activity	—	—	(7,410)	(7,061)

Increase (decrease) from contract owner transactions	(26,846)	(9,317)	(1,699,672)	18,789

Total increase (decrease) in net assets	(16,365)	(9,062)	26,282	(426,197)

Net assets at beginning of year	86,124	95,186	10,561,657	10,987,854

Net assets at end of year	$69,759	$86,124	$10,587,939	$10,561,657

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	FG8 Sub-Account		F53 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$327	$306	$(13,193)	$(1,534)
Net realized gains (losses)	(18)	421	81,071	(94,865)
Net change in unrealized appreciation (depreciation)	3,448	(529)	307,792	297,155

Increase (decrease) from operations	3,757	198	375,670	200,756

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	—	10,767	1,110
Transfers between Sub-Accounts (including the Fixed Account), net	(2,447)	1,471	(41,274)	(80,658)
Withdrawals, surrenders, annuitizations and contract charges	(313)	(285)	(431,534)	(137,359)

Net accumulation activity	(2,760)	1,186	(462,041)	(216,907)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	(407)
Adjustments to annuity reserves	—	—	(512)	38

Net annuitization activity	—	—	(512)	(369)

Increase (decrease) from contract owner transactions	(2,760)	1,186	(462,553)	(217,276)

Total increase (decrease) in net assets	997	1,384	(86,883)	(16,520)

Net assets at beginning of year	22,356	20,972	1,682,295	1,698,815

Net assets at end of year	$23,353	$22,356	$1,595,412	$1,682,295

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	FJ9 Sub-Account		T28 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(493)	$(45)	$10,093	$24,114
Net realized gains (losses)	1,269	(4,388)	(12,569)	(19,066)
Net change in unrealized appreciation (depreciation)	11,798	12,928	5,245	2,943

Increase (decrease) from operations	12,574	8,495	2,769	7,991

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	—	122	1,750
Transfers between Sub-Accounts (including the Fixed Account), net	(6,124)	(3,732)	23,114	(30,438)
Withdrawals, surrenders, annuitizations and contract charges	(987)	(938)	(113,093)	(46,481)

Net accumulation activity	(7,111)	(4,670)	(89,857)	(75,169)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Increase (decrease) from contract owner transactions	(7,111)	(4,670)	(89,857)	(75,169)

Total increase (decrease) in net assets	5,463	3,825	(87,088)	(67,178)

Net assets at beginning of year	53,826	50,001	695,664	762,842

Net assets at end of year	$59,289	$53,826	$608,576	$695,664

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	FJ0 Sub-Account		V35 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$18	$38	$(2,957)	$(1,785)
Net realized gains (losses)	(17)	(19)	3,350	(12,029)
Net change in unrealized appreciation (depreciation)	1	(2)	42,091	25,372

Increase (decrease) from operations	2	17	42,484	11,558

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	2	1	(5,405)	(828)
Withdrawals, surrenders, annuitizations and contract charges	(46)	(47)	(8,684)	(23,350)

Net accumulation activity	(44)	(46)	(14,089)	(24,178)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Increase (decrease) from contract owner transactions	(44)	(46)	(14,089)	(24,178)

Total increase (decrease) in net assets	(42)	(29)	28,395	(12,620)

Net assets at beginning of year	1,357	1,386	170,773	183,393

Net assets at end of year	$1,315	$1,357	$199,168	$170,773

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	V13 Sub-Account		V11 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(2,444)	$7,454	$2,833	$25,358
Net realized gains (losses)	58,078	(55,733)	104,990	144,450
Net change in unrealized appreciation (depreciation)	448,860	74,901	552,175	184,378

Increase (decrease) from operations	504,494	26,622	659,998	354,186

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	54,426	58,603	100	62
Transfers between Sub-Accounts (including the Fixed Account), net	(257,001)	(25,061)	(147,262)	4,190
Withdrawals, surrenders, annuitizations and contract charges	(223,643)	(151,591)	(305,322)	(209,702)

Net accumulation activity	(426,218)	(118,049)	(452,484)	(205,450)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Increase (decrease) from contract owner transactions	(426,218)	(118,049)	(452,484)	(205,450)

Total increase (decrease) in net assets	78,276	(91,427)	207,514	148,736

Net assets at beginning of year	1,746,278	1,837,705	4,145,156	3,996,420

Net assets at end of year	$1,824,554	$1,746,278	$4,352,670	$4,145,156

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	AC1 Sub-Account		J88 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(1,961)	$317	$1,372	$1,345
Net realized gains (losses)	16,950	4,889	36,297	14,621
Net change in unrealized appreciation (depreciation)	(7,796)	21,285	(106,339)	90,922

Increase (decrease) from operations	7,193	26,491	(68,670)	106,888

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	285	256	18,206	308
Transfers between Sub-Accounts (including the Fixed Account), net	6,711	13,983	178,638	147,144
Withdrawals, surrenders, annuitizations and contract charges	(2,062)	(2,157)	(187,300)	(239,527)

Net accumulation activity	4,934	12,082	9,544	(92,075)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Increase (decrease) from contract owner transactions	4,934	12,082	9,544	(92,075)

Total increase (decrease) in net assets	12,127	38,573	(59,126)	14,813

Net assets at beginning of year	205,627	167,054	2,126,774	2,111,961

Net assets at end of year	$217,754	$205,627	$2,067,648	$2,126,774

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	J94 Sub-Account		L11 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(17,690)	$(14,058)	$823	$22,549
Net realized gains (losses)	132,204	85,655	80,628	(18,045)
Net change in unrealized appreciation (depreciation)	203,125	194,614	13,530	19,251

Increase (decrease) from operations	317,639	266,211	94,981	23,755

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	785	587	2,385	566
Transfers between Sub-Accounts (including the Fixed Account), net	(109,632)	96,673	85,060	(33,246)
Withdrawals, surrenders, annuitizations and contract charges	(117,083)	(124,316)	(226,895)	(217,648)

Net accumulation activity	(225,930)	(27,056)	(139,450)	(250,328)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Increase (decrease) from contract owner transactions	(225,930)	(27,056)	(139,450)	(250,328)

Total increase (decrease) in net assets	91,709	239,155	(44,469)	(226,573)

Net assets at beginning of year	1,255,089	1,015,934	2,529,318	2,755,891

Net assets at end of year	$1,346,798	$1,255,089	$2,484,849	$2,529,318

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	L18 Sub-Account		L17 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(26,575)	$(26,036)	$(24,901)	$(12,415)
Net realized gains (losses)	442,853	257,789	129,555	(167,644)
Net change in unrealized appreciation (depreciation)	(334,977)	305,350	481,117	258,780

Increase (decrease) from operations	81,301	537,103	585,771	78,721

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	12,663	5,090	17,178	6,173
Transfers between Sub-Accounts (including the Fixed Account), net	66,717	(381,858)	(254,215)	(7,990)
Withdrawals, surrenders, annuitizations and contract charges	(297,282)	(123,711)	(505,983)	(181,255)

Net accumulation activity	(217,902)	(500,479)	(743,020)	(183,072)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	(1,594)	(2,241)
Adjustments to annuity reserves	—	—	(3)	—

Net annuitization activity	—	—	(1,597)	(2,241)

Increase (decrease) from contract owner transactions	(217,902)	(500,479)	(744,617)	(185,313)

Total increase (decrease) in net assets	(136,601)	36,624	(158,846)	(106,592)

Net assets at beginning of year	1,629,819	1,593,195	2,661,274	2,767,866

Net assets at end of year	$1,493,218	$1,629,819	$2,502,428	$2,661,274

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	MD8 Sub-Account		M07 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(16,098)	$(16,690)	$34,394	$62,929
Net realized gains (losses)	—	—	537,547	334,399
Net change in unrealized appreciation (depreciation)	—	—	414,138	174,116

Increase (decrease) from operations	(16,098)	(16,690)	986,079	571,444

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	693	35,761	11,093	9,702
Transfers between Sub-Accounts (including the Fixed Account), net	215,607	376,181	(74,841)	(193,805)
Withdrawals, surrenders, annuitizations and contract charges	(662,152)	(235,808)	(479,376)	(1,305,763)

Net accumulation activity	(445,852)	176,134	(543,124)	(1,489,866)

Annuitization Activity:
Annuitizations	—	—	12,390	—
Annuity payments and contract charges	(5,485)	(5,767)	(24,553)	(22,403)
Adjustments to annuity reserves	(790)	(4,365)	(33,874)	5,300

Net annuitization activity	(6,275)	(10,132)	(46,037)	(17,103)

Increase (decrease) from contract owner transactions	(452,127)	166,002	(589,161)	(1,506,969)

Total increase (decrease) in net assets	(468,225)	149,312	396,918	(935,525)

Net assets at beginning of year	1,537,097	1,387,785	8,075,542	9,011,067

Net assets at end of year	$1,068,872	$1,537,097	$8,472,460	$8,075,542

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	M35 Sub-Account		M31 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(8,505)	$88,527	$(113,070)	$(99,672)
Net realized gains (losses)	1,557,012	793,896	2,026,122	1,235,850
Net change in unrealized appreciation (depreciation)	945,500	510,211	(318,889)	816,958

Increase (decrease) from operations	2,494,007	1,392,634	1,594,163	1,953,136

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	175,392	420,709	161,119	289,397
Transfers between Sub-Accounts (including the Fixed Account), net	(260,158)	(345,946)	(20,492)	(336,927)
Withdrawals, surrenders, annuitizations and contract charges	(2,116,091)	(3,628,745)	(1,333,991)	(761,081)

Net accumulation activity	(2,200,857)	(3,553,982)	(1,193,364)	(808,611)

Annuitization Activity:
Annuitizations	—	157,665	20,297	—
Annuity payments and contract charges	(114,961)	(32,296)	(25,186)	(10,174)
Adjustments to annuity reserves	4,301	(16,237)	7,192	214

Net annuitization activity	(110,660)	109,132	2,303	(9,960)

Increase (decrease) from contract owner transactions	(2,311,517)	(3,444,850)	(1,191,061)	(818,571)

Total increase (decrease) in net assets	182,490	(2,052,216)	403,102	1,134,565

Net assets at beginning of year	21,891,561	23,943,777	7,894,411	6,759,846

Net assets at end of year	$22,074,051	$21,891,561	$8,297,513	$7,894,411

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	M80 Sub-Account		M41 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(18,566)	$(13,110)	$(23,735)	$(21,006)
Net realized gains (losses)	205,867	95,960	352,480	164,214
Net change in unrealized appreciation (depreciation)	11,482	132,066	(172,566)	222,953

Increase (decrease) from operations	198,783	214,916	156,179	366,161

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	459	107	12,466	535
Transfers between Sub-Accounts (including the Fixed Account), net	(41,698)	256,022	48,020	(178,182)
Withdrawals, surrenders, annuitizations and contract charges	(49,757)	(45,086)	(126,635)	(105,564)

Net accumulation activity	(90,996)	211,043	(66,149)	(283,211)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Increase (decrease) from contract owner transactions	(90,996)	211,043	(66,149)	(283,211)

Total increase (decrease) in net assets	107,787	425,959	90,030	82,950

Net assets at beginning of year	980,985	555,026	1,273,892	1,190,942

Net assets at end of year	$1,088,772	$980,985	$1,363,922	$1,273,892

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	M05 Sub-Account		M42 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(11,725)	$(10,172)	$(33,701)	$(36,723)
Net realized gains (losses)	167,515	117,750	482,488	512,170
Net change in unrealized appreciation (depreciation)	(150,368)	158,399	(430,930)	301,905

Increase (decrease) from operations	5,422	265,977	17,857	777,352

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	28,324	—	38,839	8,706
Transfers between Sub-Accounts (including the Fixed Account), net	831	(152,634)	119,461	(474,776)
Withdrawals, surrenders, annuitizations and contract charges	(30,253)	(66,843)	(349,699)	(914,968)

Net accumulation activity	(1,098)	(219,477)	(191,399)	(1,381,038)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(52,785)	(37,791)	(117)	(88)
Adjustments to annuity reserves	2,393	3,358	11	12

Net annuitization activity	(50,392)	(34,433)	(106)	(76)

Increase (decrease) from contract owner transactions	(51,490)	(253,910)	(191,505)	(1,381,114)

Total increase (decrease) in net assets	(46,068)	12,067	(173,648)	(603,762)

Net assets at beginning of year	841,447	829,380	2,123,730	2,727,492

Net assets at end of year	$795,379	$841,447	$1,950,082	$2,123,730

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	M89 Sub-Account		M82 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$239,997	$465,332	$(150,748)	$(120,484)
Net realized gains (losses)	128,394	(14,083)	1,386,867	676,849
Net change in unrealized appreciation (depreciation)	(1,213,887)	1,169,020	971,212	827,247

Increase (decrease) from operations	(845,496)	1,620,269	2,207,331	1,383,612

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	207,496	186,739	106,621	51,197
Transfers between Sub-Accounts (including the Fixed Account), net	2,122,218	728,010	(912,009)	(655,706)
Withdrawals, surrenders, annuitizations and contract charges	(3,400,555)	(3,874,047)	(1,582,529)	(939,060)

Net accumulation activity	(1,070,841)	(2,959,298)	(2,387,917)	(1,543,569)

Annuitization Activity:
Annuitizations	14,653	7,369	—	—
Annuity payments and contract charges	(1,521)	(775)	(11,449)	(9,200)
Adjustments to annuity reserves	(81)	(89)	1,659	902

Net annuitization activity	13,051	6,505	(9,790)	(8,298)

Increase (decrease) from contract owner transactions	(1,057,790)	(2,952,793)	(2,397,707)	(1,551,867)

Total increase (decrease) in net assets	(1,903,286)	(1,332,524)	(190,376)	(168,255)

Net assets at beginning of year	31,859,255	33,191,779	10,881,892	11,050,147

Net assets at end of year	$29,955,969	$31,859,255	$10,691,516	$10,881,892

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	M44 Sub-Account		M40 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$12,174	$34,641	$(5,033)	$11,771
Net realized gains (losses)	133,418	58,764	198,816	181,112
Net change in unrealized appreciation (depreciation)	245,579	35,764	90,143	(84,409)

Increase (decrease) from operations	391,171	129,169	283,926	108,474

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	34,312	588	369	122,814
Transfers between Sub-Accounts (including the Fixed Account), net	(16,737)	(2,099)	(126,226)	37,934
Withdrawals, surrenders, annuitizations and contract charges	(353,175)	(353,874)	(403,336)	(589,352)

Net accumulation activity	(335,600)	(355,385)	(529,193)	(428,604)

Annuitization Activity:
Annuitizations	1,253	—	—	—
Annuity payments and contract charges	(19,180)	(16,355)	—	—
Adjustments to annuity reserves	(52,143)	7,056	—	—

Net annuitization activity	(70,070)	(9,299)	—	—

Increase (decrease) from contract owner transactions	(405,670)	(364,684)	(529,193)	(428,604)

Total increase (decrease) in net assets	(14,499)	(235,515)	(245,267)	(320,130)

Net assets at beginning of year	3,382,647	3,618,162	2,685,403	3,005,533

Net assets at end of year	$3,368,148	$3,382,647	$2,440,136	$2,685,403

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	M83 Sub-Account		M08 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(25,336)	$(2,263)	$(38,513)	$(31,385)
Net realized gains (losses)	490,802	355,195	351,584	51,650
Net change in unrealized appreciation (depreciation)	1,348,519	(235,574)	1,097,310	(77,829)

Increase (decrease) from operations	1,813,985	117,358	1,410,381	(57,564)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	87,872	166,275	47,427	116,420
Transfers between Sub-Accounts (including the Fixed Account), net	(643,708)	103,306	(570,014)	522,968
Withdrawals, surrenders, annuitizations and contract charges	(1,259,500)	(1,556,131)	(948,673)	(2,485,712)

Net accumulation activity	(1,815,336)	(1,286,550)	(1,471,260)	(1,846,324)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(39,756)	(30,975)	(212)	(1,062)
Adjustments to annuity reserves	2,034	617	(1,009)	94

Net annuitization activity	(37,722)	(30,358)	(1,221)	(968)

Increase (decrease) from contract owner transactions	(1,853,058)	(1,316,908)	(1,472,481)	(1,847,292)

Total increase (decrease) in net assets	(39,073)	(1,199,550)	(62,100)	(1,904,856)

Net assets at beginning of year	8,517,669	9,717,219	6,791,919	8,696,775

Net assets at end of year	$8,478,596	$8,517,669	$6,729,819	$6,791,919

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	MB6 Sub-Account		MB7 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(28,270)	$16,476	$(26,614)	$(8,737)
Net realized gains (losses)	984,345	1,086,637	532,624	232,497
Net change in unrealized appreciation (depreciation)	1,431,127	(91,174)	330,999	172,515

Increase (decrease) from operations	2,387,202	1,011,939	837,009	396,275

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	1,973	37,154	46,884	20,213
Transfers between Sub-Accounts (including the Fixed Account), net	(60,507)	(159,016)	(469,951)	(196,787)
Withdrawals, surrenders, annuitizations and contract charges	(440,894)	(1,164,975)	(513,469)	(283,893)

Net accumulation activity	(499,428)	(1,286,837)	(936,536)	(460,467)

Annuitization Activity:
Annuitizations	73,937	—	—	—
Annuity payments and contract charges	(47,803)	(61,478)	(196)	(144)
Adjustments to annuity reserves	12,969	107,126	30	15

Net annuitization activity	39,103	45,648	(166)	(129)

Increase (decrease) from contract owner transactions	(460,325)	(1,241,189)	(936,702)	(460,596)

Total increase (decrease) in net assets	1,926,877	(229,250)	(99,693)	(64,321)

Net assets at beginning of year	8,996,332	9,225,582	3,481,671	3,545,992

Net assets at end of year	$10,923,209	$8,996,332	$3,381,978	$3,481,671

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	MC0 Sub-Account		MA0 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$14,238	$21,608	$118,855	$172,654
Net realized gains (losses)	20,502	9,635	300,257	94,175
Net change in unrealized appreciation (depreciation)	(61,023)	49,861	(786,176)	546,094

Increase (decrease) from operations	(26,283)	81,104	(367,064)	812,923

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	335	19,715	37,607
Transfers between Sub-Accounts (including the Fixed Account), net	6,966	136,240	846,806	433,764
Withdrawals, surrenders, annuitizations and contract charges	(82,511)	(118,154)	(1,183,291)	(2,736,782)

Net accumulation activity	(75,545)	18,421	(316,770)	(2,265,411)

Annuitization Activity:
Annuitizations	—	—	—	9,902
Annuity payments and contract charges	(8,779)	(18,961)	(983)	(1,040)
Adjustments to annuity reserves	(14,260)	(906)	59	(119)

Net annuitization activity	(23,039)	(19,867)	(924)	8,743

Increase (decrease) from contract owner transactions	(98,584)	(1,446)	(317,694)	(2,256,668)

Total increase (decrease) in net assets	(124,867)	79,658	(684,758)	(1,443,745)

Net assets at beginning of year	953,170	873,512	11,978,402	13,422,147

Net assets at end of year	$828,303	$953,170	$11,293,644	$11,978,402

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	MC2 Sub-Account		MC1 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(17,253)	$(8,728)	$(31,473)	$(25,374)
Net realized gains (losses)	263,007	155,931	260,122	170,671
Net change in unrealized appreciation (depreciation)	135,280	120,808	193,941	150,230

Increase (decrease) from operations	381,034	268,011	422,590	295,527

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	70,197	27,732	41,360	1,261
Transfers between Sub-Accounts (including the Fixed Account), net	(12,657)	236,521	(172,761)	(243,842)
Withdrawals, surrenders, annuitizations and contract charges	(375,567)	(192,478)	(178,484)	(147,988)

Net accumulation activity	(318,027)	71,775	(309,885)	(390,569)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(10,137)	(1,936)	—	—
Adjustments to annuity reserves	881	(1,284)	—	—

Net annuitization activity	(9,256)	(3,220)	—	—

Increase (decrease) from contract owner transactions	(327,283)	68,555	(309,885)	(390,569)

Total increase (decrease) in net assets	53,751	336,566	112,705	(95,042)

Net assets at beginning of year	1,737,425	1,400,859	1,972,642	2,067,684

Net assets at end of year	$1,791,176	$1,737,425	$2,085,347	$1,972,642

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	MC3 Sub-Account		MA1 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(2,275)	$4,007	$(21,272)	$16,881
Net realized gains (losses)	4,400	11,816	39,756	82,697
Net change in unrealized appreciation (depreciation)	(21,851)	6,085	(141,945)	(15,536)

Increase (decrease) from operations	(19,726)	21,908	(123,461)	84,042

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	—	16,113	605
Transfers between Sub-Accounts (including the Fixed Account), net	2,830	(667)	160,041	(139,558)
Withdrawals, surrenders, annuitizations and contract charges	(33,880)	(2,767)	(147,745)	(385,305)

Net accumulation activity	(31,050)	(3,434)	28,409	(524,258)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(2,420)	(2,042)	—	—
Adjustments to annuity reserves	142	505	—	—

Net annuitization activity	(2,278)	(1,537)	—	—

Increase (decrease) from contract owner transactions	(33,328)	(4,971)	28,409	(524,258)

Total increase (decrease) in net assets	(53,054)	16,937	(95,052)	(440,216)

Net assets at beginning of year	261,797	244,860	1,504,709	1,944,925

Net assets at end of year	$208,743	$261,797	$1,409,657	$1,504,709

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	MC4 Sub-Account		MC5 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$1,617	$(127)	$10	$(11)
Net realized gains (losses)	(1,290)	(752)	2	3
Net change in unrealized appreciation (depreciation)	(17,815)	18,764	(205)	174

Increase (decrease) from operations	(17,488)	17,885	(193)	166

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(15,470)	7,887	—	—
Withdrawals, surrenders, annuitizations and contract charges	(32,732)	(20,785)	(1)	(2)

Net accumulation activity	(48,202)	(12,898)	(1)	(2)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(546)	(567)	—	—
Adjustments to annuity reserves	172	303	—	—

Net annuitization activity	(374)	(264)	—	—

Increase (decrease) from contract owner transactions	(48,576)	(13,162)	(1)	(2)

Total increase (decrease) in net assets	(66,064)	4,723	(194)	164

Net assets at beginning of year	215,758	211,035	2,099	1,935

Net assets at end of year	$149,694	$215,758	$1,905	$2,099

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	MC6 Sub-Account		MC7 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(27,172)	$(15,370)	$(45)	$(123)
Net realized gains (losses)	366,604	253,895	3,867	1,036
Net change in unrealized appreciation (depreciation)	(16,967)	59,813	(3,531)	943

Increase (decrease) from operations	322,465	298,338	291	1,856

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	52,399	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	377	(27,415)	1	1
Withdrawals, surrenders, annuitizations and contract charges	(167,680)	(154,582)	(9,363)	(12)

Net accumulation activity	(114,904)	(181,997)	(9,362)	(11)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(10,958)	(10,192)	—	—
Adjustments to annuity reserves	(21,564)	9,244	—	—

Net annuitization activity	(32,522)	(948)	—	—

Increase (decrease) from contract owner transactions	(147,426)	(182,945)	(9,362)	(11)

Total increase (decrease) in net assets	175,039	115,393	(9,071)	1,845

Net assets at beginning of year	1,962,550	1,847,157	11,807	9,962

Net assets at end of year	$2,137,589	$1,962,550	$2,736	$11,807

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	MC8 Sub-Account		MC9 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(40,591)	$(4,716)	$(706)	$(268)
Net realized gains (losses)	618,841	589,969	6,967	6,805
Net change in unrealized appreciation (depreciation)	181,726	21,796	1,805	622

Increase (decrease) from operations	759,976	607,049	8,066	7,159

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	54,546	19,700	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(47,832)	(53,350)	(3,132)	(3,022)
Withdrawals, surrenders, annuitizations and contract charges	(370,182)	(388,856)	(677)	(678)

Net accumulation activity	(363,468)	(422,506)	(3,809)	(3,700)

Annuitization Activity:
Annuitizations	83,982	—	—	—
Annuity payments and contract charges	(40,284)	(30,651)	—	—
Adjustments to annuity reserves	97	(895)	—	—

Net annuitization activity	43,795	(31,546)	—	—

Increase (decrease) from contract owner transactions	(319,673)	(454,052)	(3,809)	(3,700)

Total increase (decrease) in net assets	440,303	152,997	4,257	3,459

Net assets at beginning of year	4,650,983	4,497,986	51,186	47,727

Net assets at end of year	$5,091,286	$4,650,983	$55,443	$51,186

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	MD0 Sub-Account		M92 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(4,426)	$2,896	$(268,164)	$(47,122)
Net realized gains (losses)	71,690	109,063	1,452,675	1,557,729
Net change in unrealized appreciation (depreciation)	(51,316)	(70,178)	(906,762)	(374,851)

Increase (decrease) from operations	15,948	41,781	277,749	1,135,756

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	29,303	—	58,994	194,759
Transfers between Sub-Accounts (including the Fixed Account), net	(22,403)	(169,940)	645,126	957,523
Withdrawals, surrenders, annuitizations and contract charges	(70,311)	(158,612)	(3,371,282)	(4,254,523)

Net accumulation activity	(63,411)	(328,552)	(2,667,162)	(3,102,241)

Annuitization Activity:
Annuitizations	—	—	—	48,418
Annuity payments and contract charges	(6,959)	(5,506)	(8,316)	(7,984)
Adjustments to annuity reserves	789	(335)	4,325	(131)

Net annuitization activity	(6,170)	(5,841)	(3,991)	40,303

Increase (decrease) from contract owner transactions	(69,581)	(334,393)	(2,671,153)	(3,061,938)

Total increase (decrease) in net assets	(53,633)	(292,612)	(2,393,404)	(1,926,182)

Net assets at beginning of year	1,187,806	1,480,418	30,408,887	32,335,069

Net assets at end of year	$1,134,173	$1,187,806	$28,015,483	$30,408,887

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	M96 Sub-Account		MD2 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$8,170	$19,003	$33,956	$101,409
Net realized gains (losses)	(12,878)	(14,953)	(39,741)	(2,764)
Net change in unrealized appreciation (depreciation)	(31,397)	58,965	(415,731)	384,932

Increase (decrease) from operations	(36,105)	63,015	(421,516)	483,577

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	—	130,991	61,751
Transfers between Sub-Accounts (including the Fixed Account), net	(32,473)	5,482	1,448,634	621,556
Withdrawals, surrenders, annuitizations and contract charges	(92,694)	(185,813)	(1,504,900)	(1,609,262)

Net accumulation activity	(125,167)	(180,331)	74,725	(925,955)

Annuitization Activity:
Annuitizations	—	—	6,839	—
Annuity payments and contract charges	(5,472)	(6,838)	(5,642)	(2,061)
Adjustments to annuity reserves	(14,331)	4,620	(195)	88

Net annuitization activity	(19,803)	(2,218)	1,002	(1,973)

Increase (decrease) from contract owner transactions	(144,970)	(182,549)	75,727	(927,928)

Total increase (decrease) in net assets	(181,075)	(119,534)	(345,789)	(444,351)

Net assets at beginning of year	1,175,749	1,295,283	11,215,683	11,660,034

Net assets at end of year	$994,674	$1,175,749	$10,869,894	$11,215,683

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	MA6 Sub-Account		MA3 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$43,551	$50,879	$60,204	$70,621
Net realized gains (losses)	(9,318)	(4,375)	(11,117)	(35,606)
Net change in unrealized appreciation (depreciation)	(10,446)	(5,583)	(22,194)	12,242

Increase (decrease) from operations	23,787	40,921	26,893	47,257

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	2,506	540	25,285	5,282
Transfers between Sub-Accounts (including the Fixed Account), net	7,836	(31,848)	100,646	77,984
Withdrawals, surrenders, annuitizations and contract charges	(153,655)	(126,040)	(275,933)	(240,819)

Net accumulation activity	(143,313)	(157,348)	(150,002)	(157,553)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(13,508)	(11,785)	(50)	(50)
Adjustments to annuity reserves	(13,759)	55,252	6	4

Net annuitization activity	(27,267)	43,467	(44)	(46)

Increase (decrease) from contract owner transactions	(170,580)	(113,881)	(150,046)	(157,599)

Total increase (decrease) in net assets	(146,793)	(72,960)	(123,153)	(110,342)

Net assets at beginning of year	1,316,172	1,389,132	2,014,372	2,124,714

Net assets at end of year	$1,169,379	$1,316,172	$1,891,219	$2,014,372

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	M97 Sub-Account		MD5 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(3,226)	$209	$(10,098)	$(3,133)
Net realized gains (losses)	31,554	5,282	77,181	9,624
Net change in unrealized appreciation (depreciation)	(186)	41,236	(15,034)	99,724

Increase (decrease) from operations	28,142	46,727	52,049	106,215

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	—	29,834	222
Transfers between Sub-Accounts (including the Fixed Account), net	1,013	(2,514)	16,005	2,503
Withdrawals, surrenders, annuitizations and contract charges	(40,641)	(23,543)	(188,237)	(113,137)

Net accumulation activity	(39,628)	(26,057)	(142,398)	(110,412)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(13,927)	(4,670)	—	—
Adjustments to annuity reserves	2,818	(225)	—	—

Net annuitization activity	(11,109)	(4,895)	—	—

Increase (decrease) from contract owner transactions	(50,737)	(30,952)	(142,398)	(110,412)

Total increase (decrease) in net assets	(22,595)	15,775	(90,349)	(4,197)

Net assets at beginning of year	364,735	348,960	806,882	811,079

Net assets at end of year	$342,140	$364,735	$716,533	$806,882

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	M98 Sub-Account		M93 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(14,748)	$(5,162)	$(58,194)	$(36,656)
Net realized gains (losses)	222,643	163,982	415,467	626,283
Net change in unrealized appreciation (depreciation)	(88,146)	86,564	(44,751)	75,201

Increase (decrease) from operations	119,749	245,384	312,522	664,828

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	20,354	15,000	39,776	37,375
Transfers between Sub-Accounts (including the Fixed Account), net	2,066	(70,596)	57,037	(337,899)
Withdrawals, surrenders, annuitizations and contract charges	(251,135)	(157,903)	(601,349)	(1,228,731)

Net accumulation activity	(228,715)	(213,499)	(504,536)	(1,529,255)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(6,581)	(5,597)	(499)	(880)
Adjustments to annuity reserves	3,523	3,610	(1,526)	(864)

Net annuitization activity	(3,058)	(1,987)	(2,025)	(1,744)

Increase (decrease) from contract owner transactions	(231,773)	(215,486)	(506,561)	(1,530,999)

Total increase (decrease) in net assets	(112,024)	29,898	(194,039)	(866,171)

Net assets at beginning of year	1,496,257	1,466,359	3,915,789	4,781,960

Net assets at end of year	$1,384,233	$1,496,257	$3,721,750	$3,915,789

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	MD6 Sub-Account		MB3 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(122,447)	$(83,335)	$(13,411)	$(8,790)
Net realized gains (losses)	1,788,190	1,738,766	143,185	107,480
Net change in unrealized appreciation (depreciation)	655,350	99,671	55,712	43,520

Increase (decrease) from operations	2,321,093	1,755,102	185,486	142,210

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	19,269	79,350	—	128
Transfers between Sub-Accounts (including the Fixed Account), net	(38,504)	(183,806)	35,096	57,314
Withdrawals, surrenders, annuitizations and contract charges	(398,678)	(1,218,723)	(13,569)	(12,155)

Net accumulation activity	(417,913)	(1,323,179)	21,527	45,287

Annuitization Activity:
Annuitizations	72,050	—	—	—
Annuity payments and contract charges	(139,129)	(56,837)	(991)	(267)
Adjustments to annuity reserves	14,448	(4,528)	(36)	7

Net annuitization activity	(52,631)	(61,365)	(1,027)	(260)

Increase (decrease) from contract owner transactions	(470,544)	(1,384,544)	20,500	45,027

Total increase (decrease) in net assets	1,850,549	370,558	205,986	187,237

Net assets at beginning of year	9,798,550	9,427,992	774,850	587,613

Net assets at end of year	$11,649,099	$9,798,550	$980,836	$774,850

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	MD9 Sub-Account		ME2 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(118,600)	$(113,628)	$(2,079)	$2,677
Net realized gains (losses)	—	—	23,133	17,258
Net change in unrealized appreciation (depreciation)	—	—	13,278	18,019

Increase (decrease) from operations	(118,600)	(113,628)	34,332	37,954

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	794,075	330,762	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	320,758	5,578,240	(357)	90,411
Withdrawals, surrenders, annuitizations and contract charges	(2,498,425)	(4,574,600)	(6,224)	(34,974)

Net accumulation activity	(1,383,592)	1,334,402	(6,581)	55,437

Annuitization Activity:
Annuitizations	58,110	—	—	—
Annuity payments and contract charges	(4,533)	(37,590)	(19,929)	(16,534)
Adjustments to annuity reserves	(511)	35	201	201

Net annuitization activity	53,066	(37,555)	(19,728)	(16,333)

Increase (decrease) from contract owner transactions	(1,330,526)	1,296,847	(26,309)	39,104

Total increase (decrease) in net assets	(1,449,126)	1,183,219	8,023	77,058

Net assets at beginning of year	8,107,284	6,924,065	352,462	275,404

Net assets at end of year	$6,658,158	$8,107,284	$360,485	$352,462

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	ME3 Sub-Account		MA5 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(20,853)	$4,158	$23,285	$32,000
Net realized gains (losses)	195,678	124,275	55,229	(514)
Net change in unrealized appreciation (depreciation)	14,468	83,775	(90,975)	73,633

Increase (decrease) from operations	189,293	212,208	(12,461)	105,119

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	21,223	15,515	42,521	6,305
Transfers between Sub-Accounts (including the Fixed Account), net	1,238	(126,613)	632	6,098
Withdrawals, surrenders, annuitizations and contract charges	(301,691)	(392,915)	(205,684)	(98,315)

Net accumulation activity	(279,230)	(504,013)	(162,531)	(85,912)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(99)	(304)	7,673	(7,673)
Adjustments to annuity reserves	(442)	(156)	(15,500)	143

Net annuitization activity	(541)	(460)	(7,827)	(7,530)

Increase (decrease) from contract owner transactions	(279,771)	(504,473)	(170,358)	(93,442)

Total increase (decrease) in net assets	(90,478)	(292,265)	(182,819)	11,677

Net assets at beginning of year	2,127,842	2,420,107	1,436,613	1,424,936

Net assets at end of year	$2,037,364	$2,127,842	$1,253,794	$1,436,613

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	MA7 Sub-Account		MF3 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$610	$728	$(27,077)	$(27,883)
Net realized gains (losses)	2,032	77	22,381	(45,515)
Net change in unrealized appreciation (depreciation)	(3,341)	2,123	689,566	196,554

Increase (decrease) from operations	(699)	2,928	684,870	123,156

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	—	13,220	20,141
Transfers between Sub-Accounts (including the Fixed Account), net	3,293	2,910	(316,108)	79,109
Withdrawals, surrenders, annuitizations and contract charges	(2,876)	(2,802)	(396,075)	(622,534)

Net accumulation activity	417	108	(698,963)	(523,284)

Annuitization Activity:
Annuitizations	—	—	6,144	—
Annuity payments and contract charges	—	—	(628)	(158)
Adjustments to annuity reserves	—	—	(671)	(415)

Net annuitization activity	—	—	4,845	(573)

Increase (decrease) from contract owner transactions	417	108	(694,118)	(523,857)

Total increase (decrease) in net assets	(282)	3,036	(9,248)	(400,701)

Net assets at beginning of year	45,918	42,882	2,718,578	3,119,279

Net assets at end of year	$45,636	$45,918	$2,709,330	$2,718,578

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	MF5 Sub-Account		MF6 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$88,832	$179,760	$(175)	$1,796
Net realized gains (losses)	1,154,165	1,133,867	3,510	1,392
Net change in unrealized appreciation (depreciation)	13,149	1,193,119	12,410	(3,558)

Increase (decrease) from operations	1,256,146	2,506,746	15,745	(370)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	67,013	181,209	—	64
Transfers between Sub-Accounts (including the Fixed Account), net	241,851	452,430	(6,547)	3,779
Withdrawals, surrenders, annuitizations and contract charges	(3,251,737)	(3,567,249)	(6,697)	(3,470)

Net accumulation activity	(2,942,873)	(2,933,610)	(13,244)	373

Annuitization Activity:
Annuitizations	—	194,871	—	—
Annuity payments and contract charges	(40,266)	(37,445)	(802)	(215)
Adjustments to annuity reserves	18,730	63	(30)	11

Net annuitization activity	(21,536)	157,489	(832)	(204)

Increase (decrease) from contract owner transactions	(2,964,409)	(2,776,121)	(14,076)	169

Total increase (decrease) in net assets	(1,708,263)	(269,375)	1,669	(201)

Net assets at beginning of year	26,767,652	27,037,027	61,588	61,789

Net assets at end of year	$25,059,389	$26,767,652	$63,257	$61,588

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	MF7 Sub-Account		MF9 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(19,952)	$67,075	$(79,770)	$22,431
Net realized gains (losses)	214,588	141,522	2,043,214	2,139,574
Net change in unrealized appreciation (depreciation)	591,545	(210,515)	1,303,104	984,730

Increase (decrease) from operations	786,181	(1,918)	3,266,548	3,146,735

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	32,084	18,320	56,698	67,296
Transfers between Sub-Accounts (including the Fixed Account), net	(371,957)	223,759	(1,071,903)	(14,950)
Withdrawals, surrenders, annuitizations and contract charges	(456,373)	(472,678)	(2,434,784)	(2,481,755)

Net accumulation activity	(796,246)	(230,599)	(3,449,989)	(2,429,409)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(145)	(103)	—	—
Adjustments to annuity reserves	(352)	(234)	—	—

Net annuitization activity	(497)	(337)	—	—

Increase (decrease) from contract owner transactions	(796,743)	(230,936)	(3,449,989)	(2,429,409)

Total increase (decrease) in net assets	(10,562)	(232,854)	(183,441)	717,326

Net assets at beginning of year	3,181,953	3,414,807	25,694,140	24,976,814

Net assets at end of year	$3,171,391	$3,181,953	$25,510,699	$25,694,140

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	MG1 Sub-Account		MF2 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(69,909)	$(119,089)	$69,112	$163,241
Net realized gains (losses)	317,435	195,945	51,646	25,513
Net change in unrealized appreciation (depreciation)	(272,032)	705,363	(294,134)	91,958

Increase (decrease) from operations	(24,506)	782,219	(173,376)	280,712

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	63,863	775	187,401	81,569
Transfers between Sub-Accounts (including the Fixed Account), net	622,528	(82,490)	1,272,665	355,137
Withdrawals, surrenders, annuitizations and contract charges	(1,077,966)	(1,052,860)	(1,932,485)	(2,095,918)

Net accumulation activity	(391,575)	(1,134,575)	(472,419)	(1,659,212)

Annuitization Activity:
Annuitizations	6,774	—	—	—
Annuity payments and contract charges	(362)	—	(941)	(1,581)
Adjustments to annuity reserves	(58)	—	(1,325)	(814)

Net annuitization activity	6,354	—	(2,266)	(2,395)

Increase (decrease) from contract owner transactions	(385,221)	(1,134,575)	(474,685)	(1,661,607)

Total increase (decrease) in net assets	(409,727)	(352,356)	(648,061)	(1,380,895)

Net assets at beginning of year	8,238,333	8,590,689	11,863,409	13,244,304

Net assets at end of year	$7,828,606	$8,238,333	$11,215,348	$11,863,409

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	MG2 Sub-Account		MG3 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$17,821	$81,218	$(15,461)	$(6,667)
Net realized gains (losses)	36,105	3,555	109,048	34,348
Net change in unrealized appreciation (depreciation)	(169,553)	49,469	334,689	62,487

Increase (decrease) from operations	(115,627)	134,242	428,276	90,168

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	12,926	7,021	25,975	62,103
Transfers between Sub-Accounts (including the Fixed Account), net	16,675	173,467	(193,581)	8,307
Withdrawals, surrenders, annuitizations and contract charges	(963,588)	(1,308,617)	(225,941)	(151,975)

Net accumulation activity	(933,987)	(1,128,129)	(393,547)	(81,565)

Annuitization Activity:
Annuitizations	5,886	—	—	—
Annuity payments and contract charges	(315)	—	(1,167)	(1,561)
Adjustments to annuity reserves	(50)	—	(1)	—

Net annuitization activity	5,521	—	(1,168)	(1,561)

Increase (decrease) from contract owner transactions	(928,466)	(1,128,129)	(394,715)	(83,126)

Total increase (decrease) in net assets	(1,044,093)	(993,887)	33,561	7,042

Net assets at beginning of year	6,889,875	7,883,762	1,628,907	1,621,865

Net assets at end of year	$5,845,782	$6,889,875	$1,662,468	$1,628,907

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	MG4 Sub-Account		MG6 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(16,229)	$(9,999)	$44,946	$382,330
Net realized gains (losses)	90,631	8,599	7,163,643	7,442,361
Net change in unrealized appreciation (depreciation)	332,124	132,742	2,474,246	4,126,955

Increase (decrease) from operations	406,526	131,342	9,682,835	11,951,646

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	10,151	11,254	402,901	208,002
Transfers between Sub-Accounts (including the Fixed Account), net	(208,671)	6,936	(294,096)	(1,898,644)
Withdrawals, surrenders, annuitizations and contract charges	(129,525)	(188,141)	(14,063,623)	(12,664,633)

Net accumulation activity	(328,045)	(169,951)	(13,954,818)	(14,355,275)

Annuitization Activity:
Annuitizations	—	—	—	195,177
Annuity payments and contract charges	—	—	(35,909)	(32,359)
Adjustments to annuity reserves	—	—	19,205	(540)

Net annuitization activity	—	—	(16,704)	162,278

Increase (decrease) from contract owner transactions	(328,045)	(169,951)	(13,971,522)	(14,192,997)

Total increase (decrease) in net assets	78,481	(38,609)	(4,288,687)	(2,241,351)

Net assets at beginning of year	1,551,984	1,590,593	108,495,292	110,736,643

Net assets at end of year	$1,630,465	$1,551,984	$104,206,605	$108,495,292

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	MG7 Sub-Account		V44 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(7,006)	$(4,709)	$(16,690)	$(13,328)
Net realized gains (losses)	69,856	2,966	303,827	264,663
Net change in unrealized appreciation (depreciation)	142,194	72,202	(290,164)	307,959

Increase (decrease) from operations	205,044	70,459	(3,027)	559,294

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	151	371	297	701
Transfers between Sub-Accounts (including the Fixed Account), net	(24,831)	(15,975)	102,316	(243,796)
Withdrawals, surrenders, annuitizations and contract charges	(157,838)	(63,057)	(46,776)	(46,004)

Net accumulation activity	(182,518)	(78,661)	55,837	(289,099)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Increase (decrease) from contract owner transactions	(182,518)	(78,661)	55,837	(289,099)

Total increase (decrease) in net assets	22,526	(8,202)	52,810	270,195

Net assets at beginning of year	701,573	709,775	833,780	563,585

Net assets at end of year	$724,099	$701,573	$886,590	$833,780

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	V43 Sub-Account		O19 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(7,118)	$(6,141)	$(28,409)	$(35,735)
Net realized gains (losses)	173,360	179,321	188,046	704,164
Net change in unrealized appreciation (depreciation)	(222,161)	169,106	142,095	(30,893)

Increase (decrease) from operations	(55,919)	342,286	301,732	637,536

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	—	555	116,811
Transfers between Sub-Accounts (including the Fixed Account), net	124,844	(275,085)	(69,708)	(223,550)
Withdrawals, surrenders, annuitizations and contract charges	(34,090)	(41,644)	(158,651)	(1,486,478)

Net accumulation activity	90,754	(316,729)	(227,804)	(1,593,217)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	(2,238)	(591)
Adjustments to annuity reserves	—	—	(82)	7

Net annuitization activity	—	—	(2,320)	(584)

Increase (decrease) from contract owner transactions	90,754	(316,729)	(230,124)	(1,593,801)

Total increase (decrease) in net assets	34,835	25,557	71,608	(956,265)

Net assets at beginning of year	355,906	330,349	1,548,188	2,504,453

Net assets at end of year	$390,741	$355,906	$1,619,796	$1,548,188

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	O23 Sub-Account		O20 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(3,139)	$1,239	$(37,113)	$(27,587)
Net realized gains (losses)	61,531	26,113	284,545	173,795
Net change in unrealized appreciation (depreciation)	(4,137)	49,688	42,024	381,336

Increase (decrease) from operations	54,255	77,040	289,456	527,544

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	—	30,272	69,356
Transfers between Sub-Accounts (including the Fixed Account), net	(9,527)	3,171	(108,550)	(479,902)
Withdrawals, surrenders, annuitizations and contract charges	(108,096)	(44,242)	(286,058)	(254,387)

Net accumulation activity	(117,623)	(41,071)	(364,336)	(664,933)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	(1,344)	(1,798)
Adjustments to annuity reserves	—	—	(6)	(1)

Net annuitization activity	—	—	(1,350)	(1,799)

Increase (decrease) from contract owner transactions	(117,623)	(41,071)	(365,686)	(666,732)

Total increase (decrease) in net assets	(63,368)	35,969	(76,230)	(139,188)

Net assets at beginning of year	694,753	658,784	2,324,145	2,463,333

Net assets at end of year	$631,385	$694,753	$2,247,915	$2,324,145

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	O21 Sub-Account		O04 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(118,622)	$(57,400)	$(1,859)	$(1,639)
Net realized gains (losses)	1,069,082	850,470	16,924	3,209
Net change in unrealized appreciation (depreciation)	1,298,197	253,256	7,156	26,954

Increase (decrease) from operations	2,248,657	1,046,326	22,221	28,524

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	120,896	192,472	—	(8,220)
Transfers between Sub-Accounts (including the Fixed Account), net	(1,169,186)	(612,202)	(16,003)	(15,344)
Withdrawals, surrenders, annuitizations and contract charges	(1,546,729)	(1,709,679)	(17,492)	(7,275)

Net accumulation activity	(2,595,019)	(2,129,409)	(33,495)	(30,839)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(848)	(589)	—	—
Adjustments to annuity reserves	(1,052)	(741)	—	—

Net annuitization activity	(1,900)	(1,330)	—	—

Increase (decrease) from contract owner transactions	(2,596,919)	(2,130,739)	(33,495)	(30,839)

Total increase (decrease) in net assets	(348,262)	(1,084,413)	(11,274)	(2,315)

Net assets at beginning of year	10,005,556	11,089,969	126,545	128,860

Net assets at end of year	$9,657,294	$10,005,556	$115,271	$126,545

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	P08 Sub-Account		PC0 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$100,645	$33,972	$194,355	$59,546
Net realized gains (losses)	10,213	(7,978)	12,109	(10,793)
Net change in unrealized appreciation (depreciation)	30,038	38,151	69,422	81,622

Increase (decrease) from operations	140,896	64,145	275,886	130,375

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	5,841	3,923	19,430	—
Transfers between Sub-Accounts (including the Fixed Account), net	(42,478)	(51,217)	(81,200)	31,462
Withdrawals, surrenders, annuitizations and contract charges	(75,417)	(76,838)	(152,920)	(83,771)

Net accumulation activity	(112,054)	(124,132)	(214,690)	(52,309)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Increase (decrease) from contract owner transactions	(112,054)	(124,132)	(214,690)	(52,309)

Total increase (decrease) in net assets	28,842	(59,987)	61,196	78,066

Net assets at beginning of year	1,011,796	1,071,783	2,036,619	1,958,553

Net assets at end of year	$1,040,638	$1,011,796	$2,097,815	$2,036,619

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	P70 Sub-Account		P10 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$619	$2,024	$50,552	$89,662
Net realized gains (losses)	(1,507)	(11,960)	21,491	(355,740)
Net change in unrealized appreciation (depreciation)	8,143	11,022	467,796	250,511

Increase (decrease) from operations	7,255	1,086	539,839	(15,567)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	10,214	—	16,819	1,684
Transfers between Sub-Accounts (including the Fixed Account), net	(3,363)	(236)	(293,737)	96,682
Withdrawals, surrenders, annuitizations and contract charges	(25,133)	(14,646)	(380,036)	(467,312)

Net accumulation activity	(18,282)	(14,882)	(656,954)	(368,946)

Annuitization Activity:
Annuitizations	—	—	—	7,468
Annuity payments and contract charges	—	—	(1,011)	(790)
Adjustments to annuity reserves	—	—	30	(95)

Net annuitization activity	—	—	(981)	6,583

Increase (decrease) from contract owner transactions	(18,282)	(14,882)	(657,935)	(362,363)

Total increase (decrease) in net assets	(11,027)	(13,796)	(118,096)	(377,930)

Net assets at beginning of year	32,264	46,060	1,930,774	2,308,704

Net assets at end of year	$21,237	$32,264	$1,812,678	$1,930,774

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	PK8 Sub-Account		P20 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$19,923	$22,710	$610	$651
Net realized gains (losses)	(5,430)	(7,465)	(185)	(1,129)
Net change in unrealized appreciation (depreciation)	(46,364)	22,611	(1,486)	1,563

Increase (decrease) from operations	(31,871)	37,856	(1,061)	1,085

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	474	956	—	16,036
Transfers between Sub-Accounts (including the Fixed Account), net	59,074	35,573	516	281
Withdrawals, surrenders, annuitizations and contract charges	(163,327)	(76,363)	(16,621)	(16,108)

Net accumulation activity	(103,779)	(39,834)	(16,105)	209

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Increase (decrease) from contract owner transactions	(103,779)	(39,834)	(16,105)	209

Total increase (decrease) in net assets	(135,650)	(1,978)	(17,166)	1,294

Net assets at beginning of year	840,924	842,902	23,117	21,823

Net assets at end of year	$705,274	$840,924	$5,951	$23,117

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	PD6 Sub-Account		PH2 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$280,478	$2,510,641	$(534)	$(96)
Net realized gains (losses)	4,951,218	568,848	5,094	4,474
Net change in unrealized appreciation (depreciation)	(941,981)	2,672,736	2,310	1,612

Increase (decrease) from operations	4,289,715	5,752,225	6,870	5,990

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	39,942	99,881	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(1,030,610)	(1,208,101)	16,475	(3,304)
Withdrawals, surrenders, annuitizations and contract charges	(4,490,218)	(4,482,604)	(2,554)	(2,580)

Net accumulation activity	(5,480,886)	(5,590,824)	13,921	(5,884)

Annuitization Activity:
Annuitizations	—	48,718	—	—
Annuity payments and contract charges	(9,163)	(8,073)	—	—
Adjustments to annuity reserves	4,940	(137)	—	—

Net annuitization activity	(4,223)	40,508	—	—

Increase (decrease) from contract owner transactions	(5,485,109)	(5,550,316)	13,921	(5,884)

Total increase (decrease) in net assets	(1,195,394)	201,909	20,791	106

Net assets at beginning of year	42,530,655	42,328,746	39,342	39,236

Net assets at end of year	$41,335,261	$42,530,655	$60,133	$39,342

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	P06 Sub-Account		P07 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$55,888	$(6,977)	$9,110	$29,158
Net realized gains (losses)	41,339	(7,936)	291,439	113,611
Net change in unrealized appreciation (depreciation)	(30,699)	185,130	(491,938)	274,183

Increase (decrease) from operations	66,528	170,217	(191,389)	416,952

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	36,435	7,069	70,499	133,558
Transfers between Sub-Accounts (including the Fixed Account), net	92,574	(260,743)	667,674	134,528
Withdrawals, surrenders, annuitizations and contract charges	(454,107)	(302,124)	(883,726)	(1,226,748)

Net accumulation activity	(325,098)	(555,798)	(145,553)	(958,662)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(1,660)	(2,786)	(6,637)	(7,517)
Adjustments to annuity reserves	(4)	(1)	(372)	(74)

Net annuitization activity	(1,664)	(2,787)	(7,009)	(7,591)

Increase (decrease) from contract owner transactions	(326,762)	(558,585)	(152,562)	(966,253)

Total increase (decrease) in net assets	(260,234)	(388,368)	(343,951)	(549,301)

Net assets at beginning of year	1,939,951	2,328,319	6,735,543	7,284,844

Net assets at end of year	$1,679,717	$1,939,951	$6,391,592	$6,735,543

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	PI3 Sub-Account		P72 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(13,954)	$(13,165)	$(2,723)	$487
Net realized gains (losses)	(11,282)	(5,613)	41,911	30,684
Net change in unrealized appreciation (depreciation)	16,374	(51,791)	72,743	(5,257)

Increase (decrease) from operations	(8,862)	(70,569)	111,931	25,914

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	27,017	—	12,148	2,161
Transfers between Sub-Accounts (including the Fixed Account), net	41,469	116,235	(41,643)	24,732
Withdrawals, surrenders, annuitizations and contract charges	(122,314)	(27,917)	(58,042)	(50,956)

Net accumulation activity	(53,828)	88,318	(87,537)	(24,063)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Increase (decrease) from contract owner transactions	(53,828)	88,318	(87,537)	(24,063)

Total increase (decrease) in net assets	(62,690)	17,749	24,394	1,851

Net assets at beginning of year	805,053	787,304	474,307	472,456

Net assets at end of year	$742,363	$805,053	$498,701	$474,307

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	W41 Sub-Account
	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(122)	$(69)
Net realized gains (losses)	1,616	859
Net change in unrealized appreciation (depreciation)	(819)	1,011

Increase (decrease) from operations	675	1,801

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	17	(1,213)
Withdrawals, surrenders, annuitizations and contract charges	(4,530)	(450)

Net accumulation activity	(4,513)	(1,663)

Annuitization Activity:
Annuitizations	—	—
Annuity payments and contract charges	—	—
Adjustments to annuity reserves	—	—

Net annuitization activity	—	—

Increase (decrease) from contract owner transactions	(4,513)	(1,663)

Total increase (decrease) in net assets	(3,838)	138

Net assets at beginning of year	6,885	6,747

Net assets at end of year	$3,047	$6,885

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2021

1. BUSINESS AND ORGANIZATION

Delaware Life NY Variable Account C (the “Variable Account”) is a separate account of Delaware Life Insurance Company of New York (the “Sponsor”), and was established on October 18, 1985 as a funding vehicle for the variable portion of Regatta NY contracts, Regatta Extra NY contracts, Regatta Gold NY contracts, Masters Access NY contracts, Masters Choice NY contracts, Masters Choice II NY contracts, Masters Extra NY contracts, Masters Extra II NY contracts, Masters Flex NY contracts, Masters Flex II NY contracts, Masters Reward NY contracts, Masters Select NY contracts, and Masters I Share NY contracts (the “Contracts”) and certain other fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust existing in accordance with the regulations of the New York Insurance Department and is an investment company. Accordingly, the Variable Account follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The assets of the Variable Account are divided into “Sub-Accounts”. Each Sub-Account is invested in shares of a specific mutual fund (collectively the “Funds”), or series thereof, registered under the Investment Company Act of 1940, as amended. The contract owners of the Variable Account direct the deposits into the Sub-Accounts of the Variable Account.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor’s other assets and liabilities. Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

A summary of the name changes related to Sub-Accounts held by the contract owners of the Variable Account during the current year, is as follows:

Sub-Account	Previous Name	Effective Date
P72	Putnam VT Equity Income Fund Class IB	April 30, 2021
O19	Invesco Oppenheimer V.I. Capital Appreciation Fund, Series II	April 30, 2021
O23	Invesco Oppenheimer V.I. Conservative Balanced Fund, Series II	April 30, 2021
O20	Invesco Oppenheimer V.I. Global Fund, Series II	April 30, 2021
O21	Invesco Oppenheimer V.I. Main Street Fund, Series II	April 30, 2021
O04	Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II	April 30, 2021

There were no Sub-Accounts that were liquidated or merged with an existing Sub-Accounts during the current year.

There were no Sub-Accounts held by contract owners of the Variable Account that commenced operation within the last five years.

A summary of Sub-Accounts held by the contract owners of the Variable Account, with commencement dates earlier than the past five years, but for which the first activity occurred within the last five years, is as follows:

Sub-Account	Year of First Activity
PH2	2019

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2021

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Investment Valuation and Transactions

Investments made in mutual funds are carried at fair value and are valued at their closing net asset value as determined by the respective mutual fund, which in turn value their investments at fair value, as of December 31, 2021. Transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are determined on the first in, first out basis. Dividend income and realized gain distributions are reinvested in additional fund shares and recognized on the ex-dividend date.

Units

The number of units credited is determined by dividing the dollar amount allocated to a Sub-Account by the unit value for that Sub-Account for the period during which the purchase payment was received. The unit value for each Sub-Account is established at

$10.00 for the first period of that Sub-Account and is subsequently measured based on the performance of the investments and the contract charges selected by the contract holder, as discussed in Note 5.

Purchase Payments

Upon issuance of new contracts, the initial purchase payment is credited to the contract in the form of units. All subsequent purchase payments are applied using the unit values for the period during which the purchase payment is received.

Transfers

Transfers between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds at the net asset value at the time of receipt. In addition, transfers can be made between the Sub-Accounts and the “Fixed Account”. The Fixed Account is part of the general account of the Sponsor in which purchase payments or contract values may be allocated or transferred.

Withdrawals

At any time during the accumulation phase (the period before the first annuity payment), the contract owner may elect to receive a cash withdrawal payment under the contract. If the contract owner requests a full withdrawal, the contract owner will receive the value of their account at the end of period, less the contract maintenance charge for the current contract year and any applicable withdrawal charge.

If the contract owner requests a partial withdrawal, the contract owner will receive the amount requested less any applicable withdrawal charge and the account value will be reduced by the amount requested. Any requests for partial withdrawals that would result in the value of the contract owner’s account being reduced to an amount less than the contract maintenance charge for the current contract year is treated as a request for a full withdrawal.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2021

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Annuitization

On the annuity commencement date, the contract’s accumulation account is canceled and its adjusted value is applied to provide an annuity. The adjusted value will be equal to the value of the accumulation account for the period that ends immediately before the annuity commencement date, reduced by any applicable premium taxes or similar taxes and a proportionate amount of the contract maintenance charge.

Annuity Payments

The amount of the first variable annuity payment is determined in accordance with the annuity payment rates found in the contract. The number of units to be credited in respect of a particular Sub-Account is determined by dividing that portion of the first variable annuity payment attributable to that Sub-Account by the annuity unit value of that Sub-Account for the period that ends immediately before the annuity commencement date. The number of units of each Sub-Account credited to the contract then remains fixed, unless an exchange of units is made. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, depending on the investment performance of the Sub-Accounts.

Federal Income Tax Status

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code (the “Code”). Under existing federal income tax law, investment income and realized gain distributions earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes. In the event of a change in applicable tax law, the Sponsor will review this policy and if necessary a provision may be made in future years.

Use of Estimates

The preparation of financial statements in conformity with GAAP in the United States of America requires Sponsor’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimates are fair value measurements of investments and the calculation of reserve for variable annuities. Actual results could vary from the amounts derived from Sponsor management’s estimates.

Subsequent events

The Sponsor’s management has evaluated events subsequent to December 31, 2021 noting that there are no subsequent events requiring accounting adjustments or disclosure.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2021

3. FAIR VALUE MEASUREMENTS

The Sub-Accounts’ investments are carried at fair value. Fair value is an exit price, representing the amount that would be received from a sale of an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value (i.e., Level 1, 2 and 3). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability. Topic 820 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.

The Variable Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three-level hierarchy described above. If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

The Variable Account uses the Funds’ closing net asset value to determine the fair value of its Sub-Accounts. As of December 31, 2021, the net assets held in the Variable Account were categorized as Level 1 assets under the Topic 820 hierarchy levels. There were no Level 2 or 3 investments in the Variable Account during the year ended December 31, 2021. There were no transfers between levels during the year ended December 31, 2021.

4. RELATED-PARTY TRANSACTIONS

The Sponsor provides administrative services necessary for the operation of the Variable Account. The Sponsor absorbs all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws.

Charges related to contracts sold to persons who are officers, directors, or employees of the Sponsor or an affiliate of the Sponsor may be waived.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2021

5. CONTRACT CHARGES

Mortality and expense risk charges

Charges for mortality and expense risks, the optional death benefit riders, and the optional living benefit riders are deducted from the Variable Account at the end of each valuation period to cover the risks assumed by the Sponsor. The deductions are calculated at different levels based upon the elections made by the contract holder and are transferred periodically to the Sponsor. These charges are reflected in the Statements of Operations.

At December 31, 2021, the deduction is at an effective annual rate based on the average daily value of the Contact invested in the Variable Account as follows:

	Level 1	Level 2	Level 3	Level 4	Level 5
Regatta NY	1.25%	—	—	—	—
Regatta Gold NY	1.25%	—	—	—	—
Regatta Extra NY	1.30%	1.45%	—	—	—
Masters Flex NY	1.30%	1.50%	1.70%	1.90%	—
Masters Flex II NY	1.30%	1.70%	—	—	—
Masters Extra NY	1.40%	1.60%	1.80%	2.00%	—
Masters Extra II NY	1.40%	1.80%	—	—	—
Masters Choice NY	1.05%	1.25%	1.30%	1.45%	1.65%
Masters Choice II NY	1.05%	1.30%	1.45%	—	—
Masters Access NY	1.35%	1.55%	1.75%	—	—
Masters Reward NY	1.40%	1.60%	1.80%	2.00%	—
Masters Select NY	1.05%	1.25%	1.30%	1.45%	1.65%
Masters I Share NY	0.50%	—	—	—	—

Distribution and administrative expense charges

For assuming the risk that surrender charges may be insufficient to compensate the Sponsor for the costs of distributing the contracts, the Sponsor makes a deduction from the Sub-Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to Masters Extra NY, Masters Extra II NY, Masters Choice NY, Masters Choice II, NY Masters Reward NY, and Masters Select NY contracts and at an effective annual rate of 0.20% of the net assets attributable to Masters Flex NY, Masters Flex II NY and Masters Access NY contracts.

As reimbursement for administrative expenses, which exceed the charges received from the account administration fee (‘‘Account Fee’’) described below, the Sponsor makes a deduction from the Sub-Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such contracts. These charges are reflected in the Statements of Operations.

Administration charges

Each year on the account anniversary date, an Account Fee of $30 is deducted from the participant’s account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee is deducted pro rata from each variable annuity payment made during the year. The administration charges are reported in the Statements of Changes in Net Assets as a component of “Withdrawals, surrender, annuitization and contract charges” or “Annuity payments and contract charges”.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2021

5. CONTRACT CHARGES (CONTINUED)

Optional living benefit rider charges

A quarterly charge (“Benefit Fee”), based on a percentage of the contract owner’s account value referenced in the table below, is deducted from the value of the contract on the last day of the Account Quarter. Account Quarters are defined as three-month periods, with the first Account Quarter beginning on the date the contracts were issued), if the optional living benefit rider has been elected. These charges are reported in the Statements of Changes in Net Assets as a component of “Withdrawals, surrender, annuitization and contract charges”.

The following table represents a summary of the optional living benefit riders available.

	Single Life Quarterly Charge	Joint Life Quarterly Charge	Single Life Annual Charge	Joint Life Annual Charge
Secured Returns 2	0.1250%	N/A	0.50%	N/A
Secured Returns for Life	0.1250%	N/A	0.50%	N/A
Secured Returns for Life Plus	0.1250%	N/A	0.50%	N/A
Income on Demand	0.1625%	0.2125%	0.65%	0.85%
Retirement Asset Protector	0.1875%	N/A	0.75%	N/A
Retirement Income Escalator	0.1875%	0.2375%	0.75%	0.95%
Income on Demand II	0.1625%	0.2125%	0.65%	0.85%
Income on Demand II Plus	0.2375%	0.2875%	0.95%	1.15%
Income on Demand II Escalator	0.2375%	0.2875%	0.95%	1.15%
Retirement Income Escalator II	0.2375%	0.2875%	0.95%	1.15%
Income Riser	0.2250%	0.2750%	0.90%	1.10%
Income on Demand III Escalator	0.2750%	0.3250%	1.10%	1.30%
Income Riser III[1]	0.2750%	0.3000%	1.10%	1.20%
Income Advisor	0.2250%	0.2500%	0.90%	1.00%

[1]	This rider has a maximum contract rate of 1.75% for single life and 1.95% for joint life elections.

Surrender charges

The Sponsor does not deduct a sales charge from the purchase payments. However, a surrender charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn will be deducted to cover certain expenses relating to the sale of Regatta NY and Regatta Gold NY contracts; 8% for Regatta Extra NY, Masters Flex NY, Masters Flex II NY, Masters Extra NY, Masters Extra II NY, Masters Choice NY and Masters Choice II NY contracts; and for 7% for Masters Reward NY and Masters Select NY contracts, if the contract holder requests a full withdrawal prior to reaching the pay-out phase. The surrender charges are reported in the Statements of Changes in Net Assets as a component of “Withdrawals, surrender, annuitization and contract charges”.

Premium Taxes

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to make this deduction at the annuity commencement date. However, the Sponsor reserves the right to deduct such taxes when incurred.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2021

6. RESERVE FOR VARIABLE ANNUITIES

Reserve for variable annuities represents the actuarial present value of future contract benefits for those contract holders who are in the payout phase of their contract and chose the variable payout option. Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of 4% per year for Regatta NY contracts and 3% per year for other contracts with an annuity commencement date prior to January 1, 1999. Annuity reserves are calculated using the Annuity 2000 Table and an assumed interest rate of 4% per year for Regatta NY contracts and 3% per year for other contracts with an annuity commencement date on or after January 1, 1999. Annuity reserves are calculated using the 2012 Individual Annuitant Mortality Table and an assumed interest rate of 4% per year for Regatta NY contracts and 3% per year for other contracts with an annuity commencement date on or after January 1, 2015. The Individual Annuitant Mortality Table utilized is subject to change in conjunction with changes in the tables currently adopted by the National Association of Insurance Commissioners. The mortality risk is fully borne by the Sponsor and may result in additional amounts being transferred into the variable annuity account by the Sponsor to cover greater longevity of annuities than expected. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2021

7. INVESTMENT PURCHASES AND SALES

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2021 were as follows:

	Purchases	Sales
AL1	$127,100	$211,141
AO5	250,385	1,301,297
AM2	41,499	26,907
A98	145,840	292,294
A74	38,862	341,839
B18	5,775,961	4,118,872
C60	35,223	818,747
C90	4,173	122,200
C58	151,788	35,500
FD7	642,565	884,400
F24	2,291,399	3,744,248
F88	2,458	2,262
FB9	280,763	28,264
F15	202,288	49,344
F41	850,887	1,250,558
FE3	1,518,345	2,664,115
T21	252,945	216,048
T20	797,282	1,324,385
FE6	22,541	227,178
T59	27,434	35,401
F56	77,564	265,722
F59	335,075	845,586
FF0	22,774	47,870
F54	834,623	2,407,131
FG8	1,001	3,434
F53	309,934	741,788
FJ9	7,316	13,549
T28	44,904	124,668
FJ0	44	70
V35	16,295	33,341
V13	120,580	549,242
V11	191,375	598,959
AC1	28,009	10,085
J88	264,294	224,068
J94	126,716	308,513
L11	251,905	390,532

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2021

7. INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
L18	$522,488	$427,983
L17	162,291	830,794
MD8	216,145	683,580
M07	565,532	707,182
M35	1,560,401	2,811,546
M31	1,268,566	1,475,496
M80	171,999	131,530
M41	452,116	244,743
M05	159,412	93,721
M42	636,283	503,848
M89	3,110,480	3,925,924
M82	775,285	2,689,701
M44	208,059	461,043
M40	166,028	615,177
M83	394,744	2,086,592
M08	401,091	1,755,204
MB6	805,874	630,450
MB7	319,217	1,041,835
MC0	60,090	114,253
MA0	1,537,919	1,511,038
MC2	210,088	425,998
MC1	241,795	428,637
MC3	4,704	40,428
MA1	222,676	215,415
MC4	4,497	51,375
MC5	42	33
MC6	295,822	210,121
MC7	298	9,407
MC8	434,751	441,919
MC9	4,131	4,723
MD0	93,110	115,941
M92	2,436,705	4,064,883
M96	40,263	163,008
MD2	1,791,443	1,681,857
MA6	71,096	199,851
MA3	253,061	342,909
M97	19,018	63,716
MD5	88,872	209,484
M98	68,704	280,175
M93	402,620	866,308
MD6	1,483,259	711,136
MB3	175,248	47,966
MD9	2,337,631	3,786,316

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2021

7. INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
ME2	$20,005	$31,521
ME3	201,226	402,414
MA5	148,752	224,973
MA7	6,546	3,611
MF3	147,048	867,572
MF5	2,123,338	4,040,612
MF6	942	15,209
MF7	85,051	901,393
MF9	1,928,989	3,968,326
MG1	958,543	1,275,601
MF2	1,804,830	2,187,068
MG2	620,647	1,519,592
MG3	62,544	461,548
MG4	50,722	384,033
MG6	7,644,477	16,802,610
MG7	120,890	292,221
V44	413,493	131,589
V43	284,883	40,996
O19	106,212	276,517
O23	43,284	131,415
O20	286,138	577,900
O21	720,959	2,882,235
O04	9,246	37,396
P08	127,467	138,876
PC0	266,067	286,402
P70	11,419	29,082
P10	148,368	755,781
PK8	94,212	178,068
P20	1,449	16,944
PD6	5,579,126	6,239,298
PH2	23,829	6,444
P06	230,077	500,956
P07	1,192,657	1,057,043
PI3	68,686	136,468
P72	56,024	127,467
W41	1,259	5,108

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2021

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2021 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
AL1	5,081	10,444	(5,363)
AO5	11,815	86,999	(75,184)
AM2	1,287	1,648	(361)
A98	20,032	38,660	(18,628)
A74	1,509	12,001	(10,492)
B18	56,255	179,906	(123,651)
C60	3,102	32,504	(29,402)
C90	307	4,411	(4,104)
C58	9,518	2,076	7,442
FD7	5,801	30,062	(24,261)
F24	20,250	108,214	(87,964)
F88	55	88	(33)
FB9	12,098	786	11,312
F15	7,059	1,622	5,437
F41	4,264	43,189	(38,925)
FE3	89,534	151,311	(61,777)
T21	11,395	9,549	1,846
T20	41,348	68,119	(26,771)
FE6	503	11,859	(11,356)
T59	4,451	5,135	(684)
F56	2,843	10,346	(7,503)
F59	10,009	46,686	(36,677)
FF0	1,217	2,857	(1,640)
F54	28,531	96,110	(67,579)
FG8	17	151	(134)
F53	8,242	18,160	(9,918)

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2021

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
FJ9	200	440	(240)
T28	1,678	7,689	(6,011)
FJ0	—	3	(3)
V35	716	1,324	(608)
V13	4,255	23,837	(19,582)
V11	3,551	23,206	(19,655)
AC1	609	324	285
J88	18,300	17,377	923
J94	2,525	8,385	(5,860)
L11	20,582	33,410	(12,828)
L18	4,028	8,421	(4,393)
L17	7,625	31,601	(23,976)
MD8	19,288	59,438	(40,150)
M07	1,546	34,924	(33,378)
M35	33,754	176,130	(142,376)
M31	2,318	16,659	(14,341)
M80	697	2,096	(1,399)
M41	3,980	5,226	(1,246)
M05	1,157	3,111	(1,954)
M42	8,744	14,001	(5,257)
M89	222,823	309,801	(86,978)
M82	9,366	92,501	(83,135)
M44	2,953	29,479	(26,526)
M40	4,128	42,492	(38,364)
M83	6,333	84,518	(78,185)
M08	19,938	82,537	(62,599)
MB6	1,612	9,340	(7,728)
MB7	1,185	23,831	(22,646)
MC0	572	3,841	(3,269)
MA0	61,010	76,513	(15,503)
MC2	1,363	7,200	(5,837)
MC1	6,031	15,474	(9,443)
MC3	126	1,348	(1,222)

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2021

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
MA1	12,833	10,877	1,956
MC4	17	2,586	(2,569)
MC6	817	2,547	(1,730)
MC7	227	454	(227)
MC8	3,177	10,622	(7,445)
MC9	—	112	(112)
MD0	817	2,780	(1,963)
M92	71,970	255,702	(183,732)
M96	790	6,748	(5,958)
MD2	133,348	126,633	6,715
MA6	396	5,846	(5,450)
MA3	8,757	15,672	(6,915)
M97	51	1,512	(1,461)
MD5	3,000	10,278	(7,278)
M98	457	3,978	(3,521)
M93	15,323	36,213	(20,890)
MD6	3,743	16,945	(13,202)
MB3	1,112	730	382
MD9	276,265	430,547	(154,282)
ME2	2	916	(914)
ME3	3,251	13,242	(9,991)
MA5	2,169	8,712	(6,543)
MA7	171	150	21
MF3	5,683	31,606	(25,923)
MF5	37,988	186,338	(148,350)
MF6	3	381	(378)
MF7	2,905	34,291	(31,386)
MF9	3,028	112,137	(109,109)
MG1	62,640	90,053	(27,413)
MF2	154,553	199,824	(45,271)
MG2	53,450	142,177	(88,727)
MG3	1,444	15,170	(13,726)

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2021

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
MG4	1,289	13,197	(11,908)
MG6	58,679	600,676	(541,997)
MG7	2,707	7,410	(4,703)
V44	3,364	2,299	1,065
V43	1,779	493	1,286
O19	495	5,764	(5,269)
O23	232	9,031	(8,799)
O20	8,164	17,211	(9,047)
O21	4,764	73,567	(68,803)
O04	37	763	(726)
P08	1,086	7,245	(6,159)
PC0	2,869	18,014	(15,145)
P70	1,949	5,261	(3,312)
P10	18,581	119,716	(101,135)
PK8	4,066	7,195	(3,129)
P20	41	1,248	(1,207)
PD6	7,450	345,373	(337,923)
PH2	972	293	679
P06	24,809	45,206	(20,397)
P07	51,234	59,626	(8,392)
PI3	7,934	13,938	(6,004)
P72	1,935	4,723	(2,788)
W41	14	130	(116)

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2021

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

The changes in units outstanding for the year ended December 31, 2020 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
AL1	5,702	10,841	(5,139)
AO5	45,116	107,557	(62,441)
AM2	3,585	12,200	(8,615)
A98	28,300	32,990	(4,690)
A74	21,508	23,495	(1,987)
B18	69,185	281,679	(212,494)
C60	3,986	55,796	(51,810)
C90	1,203	51,526	(50,323)
C58	5,750	9,034	(3,284)
FD7	14,788	74,371	(59,583)
F24	30,058	150,061	(120,003)
F88	183	6,834	(6,651)
FB9	4,475	4,593	(118)
F15	388	2,280	(1,892)
F41	66,273	151,003	(84,730)
FE3	102,701	246,963	(144,262)
T21	6,155	32,639	(26,484)
T20	51,558	62,440	(10,882)
FE6	650	5,578	(4,928)
T59	2,856	11,916	(9,060)
F56	6,142	16,087	(9,945)
F59	28,019	41,341	(13,322)
FF0	1,173	1,688	(515)
F54	104,451	91,341	13,110
FG8	332	183	149
F53	15,316	17,372	(2,056)

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2021

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
FJ9	910	819	91
T28	5,856	11,346	(5,490)
FJ0	—	5	(5)
V35	2,744	3,286	(542)
V13	26,151	28,409	(2,258)
V11	14,557	22,434	(7,877)
AC1	2,290	1,144	1,146
J88	47,633	57,180	(9,547)
J94	7,807	7,494	313
L11	69,875	83,512	(13,637)
L18	4,480	16,660	(12,180)
L17	19,242	23,173	(3,931)
MD8	45,029	29,736	15,293
M07	915	105,915	(105,000)
M35	59,250	308,498	(249,248)
M31	6,106	17,895	(11,789)
M80	6,510	2,369	4,141
M41	2,816	10,035	(7,219)
M05	—	13,665	(13,665)
M42	13,203	67,565	(54,362)
M89	496,379	779,072	(282,693)
M82	15,954	84,038	(68,084)
M44	427	29,910	(29,483)
M40	40,843	73,934	(33,091)
M83	47,034	115,505	(68,471)
M08	69,573	162,672	(93,099)
MB6	1,197	30,262	(29,065)
MB7	5,213	19,914	(14,701)
MC0	5,605	5,554	51
MA0	100,729	230,422	(129,693)
MC2	8,114	6,146	1,968
MC1	17,154	31,656	(14,502)
MC3	114	306	(192)

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2021

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
MA1	27,421	60,188	(32,767)
MC4	457	1,217	(760)
MC6	293	4,109	(3,816)
MC8	521	13,551	(13,030)
MC9	105	213	(108)
MD0	196	10,394	(10,198)
M92	181,006	409,836	(228,830)
M96	1,225	9,472	(8,247)
MD2	184,820	255,236	(70,416)
MA6	364	6,278	(5,914)
MA3	9,546	17,468	(7,922)
M97	120	1,050	(930)
MD5	5,007	11,209	(6,202)
M98	323	4,198	(3,875)
M93	11,880	87,342	(75,462)
MD6	3,972	49,145	(45,173)
MB3	4,129	2,595	1,534
MD9	839,187	692,778	146,409
ME2	3,865	2,183	1,682
ME3	8,125	28,913	(20,788)
MA5	698	4,910	(4,212)
MA7	271	276	(5)
MF3	37,730	56,121	(18,391)
MF5	145,794	301,786	(155,992)
MF6	202	199	3
MF7	23,749	33,339	(9,590)
MF9	25,599	114,847	(89,248)
MG1	66,445	163,905	(97,460)
MF2	205,824	368,008	(162,184)
MG2	131,589	246,312	(114,723)
MG3	14,532	15,629	(1,097)

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2021

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
MG4	21,171	23,969	(2,798)
MG6	120,367	759,228	(638,861)
MG7	7,114	7,889	(775)
V44	3,989	9,482	(5,493)
V43	534	7,180	(6,646)
O19	5,503	52,123	(46,620)
O23	3,052	6,775	(3,723)
O20	10,995	31,156	(20,161)
O21	22,838	94,262	(71,424)
O04	557	1,121	(564)
P08	3,850	11,658	(7,808)
PC0	10,134	13,236	(3,102)
P70	3,960	6,809	(2,849)
P10	96,157	161,659	(65,502)
PK8	1,606	2,869	(1,263)
P20	1,266	1,253	13
PD6	182,686	573,409	(390,723)
PH2	909	1,150	(241)
P06	12,918	49,112	(36,194)
P07	64,472	122,811	(58,339)
PI3	23,466	13,921	9,545
P72	3,165	3,789	(624)
W41	37	81	(44)

9. TAX DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a pension plan contract, is not treated as an annuity contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Sponsor believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS

The summary of units outstanding, unit value (some of which may be rounded), net assets, investment income ratios, expense ratios (excluding expenses of the underlying mutual funds) and the total return, for each of the five years in the period ended December 31, is as follows:

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
AL1
2021	89,007	$20.1610	to	$18.1493	$1,706,037	0.26%	1.35%	to	2.10%	11.84%	to	11.00%
2020	94,370	18.0269	to	16.3512	1,622,456	2.17	1.35	to	2.10	7.78	to	6.96
2019	99,509	16.7261	to	15.2867	1,593,821	2.25	1.35	to	2.10	16.61	to	15.73
2018	147,304	14.3435	to	13.2086	2,045,495	1.54	1.35	to	2.10	(7.68)	to	(8.38)
2017	205,448	15.5362	to	14.4162	3,099,113	1.77	1.35	to	2.10	14.07	to	13.21

AO5
2021	566,663	14.7784	to	13.6271	8,113,930	1.54	1.35	to	2.10	7.80	to	6.99
2020	641,847	13.7085	to	12.7364	8,546,297	1.51	1.35	to	2.10	3.44	to	2.66
2019	704,288	13.2520	to	12.4059	9,080,027	1.79	1.35	to	2.10	13.69	to	12.83
2018	803,473	11.6564	to	10.9949	9,144,741	1.61	1.35	to	2.10	(8.60)	to	(9.29)
2017	883,424	12.7534	to	12.1215	11,041,428	1.71	1.35	to	2.10	12.79	to	11.94

AM2
2021	18,685	14.5136	to	13.1576	260,614	—	1.35	to	2.05	6.55	to	5.81
2020	19,046	13.6210	to	12.4357	250,147	1.12	1.35	to	2.05	27.85	to	26.95
2019	27,661	10.6537	to	9.7956	284,313	0.28	1.35	to	2.05	25.52	to	24.64
2018	32,928	8.4878	to	7.8593	271,769	0.46	1.35	to	2.05	(18.72)	to	(19.29)
2017	33,168	10.4423	to	9.7379	338,238	0.78	1.35	to	2.05	32.83	to	31.89

A98
2021	132,953	8.6500	to	7.8417	1,096,426	1.65	1.35	to	2.05	9.36	to	8.59
2020	151,581	7.9095	to	7.2211	1,144,589	1.59	1.35	to	2.05	0.83	to	0.12
2019	156,271	7.8443	to	7.2124	1,174,763	0.77	1.35	to	2.05	15.22	to	14.41
2018	191,981	6.8083	to	6.3041	1,259,714	1.06	1.35	to	2.05	(24.02)	to	(24.56)
2017	199,426	8.9607	to	8.3562	1,727,829	1.84	1.35	to	2.05	23.41	to	22.55

A74
2021	27,529	30.6751	to	28.3683	821,153	0.60	1.35	to	2.10	33.78	to	32.77
2020	38,021	22.9294	to	21.3658	850,424	0.82	1.35	to	2.10	1.66	to	0.89
2019	40,008	22.5546	to	21.1765	881,102	0.31	1.35	to	2.10	18.29	to	17.40
2018	59,042	19.0676	to	18.0383	1,099,759	0.21	1.35	to	2.10	(16.44)	to	(17.08)
2017	60,931	22.8197	to	21.7528	1,364,084	0.24	1.35	to	2.10	11.33	to	10.50

B18
2021	1,262,479	22.6305	to	20.4681	27,264,156	0.81	1.35	to	2.10	4.98	to	4.19
2020	1,386,130	21.5564	to	19.6446	28,596,061	1.22	1.35	to	2.10	19.08	to	18.18
2019	1,598,624	18.1025	to	16.6225	27,797,557	1.20	1.35	to	2.10	16.17	to	15.30
2018	1,923,309	15.5828	to	14.4173	28,894,088	0.82	1.35	to	2.10	(8.83)	to	(9.52)
2017	2,190,083	17.0921	to	15.9344	36,233,861	1.23	1.35	to	2.10	12.18	to	11.34

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
C60
2021	96,036	$27.9906	to	$26.8137	$2,636,244	—%	1.35%	to	2.10%	26.63%	to	25.67%
2020	125,438	22.1051	to	21.3362	2,728,395	—	1.35	to	2.10	32.60	to	31.60
2019	177,248	16.6709	to	16.2133	2,917,816	—	1.35	to	2.10	33.71	to	32.70
2018	222,455	12.4681	to	12.2179	2,748,308	—	1.35	to	2.10	(5.43)	to	(6.15)
2017	291,838	13.1846	to	13.0187	3,825,707	—	1.35	to	2.10	26.12	to	25.17

C90
2021	40,149	25.7817	to	24.6982	1,013,694	—	1.35	to	2.10	16.68	to	15.81
2020	44,253	22.0952	to	21.3271	960,960	—	1.35	to	2.10	29.83	to	28.85
2019	94,576	17.0185	to	16.5516	1,595,516	—	1.35	to	2.10	29.66	to	28.69
2018	117,175	13.1250	to	12.8616	1,527,053	—	1.35	to	2.10	(3.97)	to	(4.70)
2017	122,116	13.6677	to	13.4956	1,661,708	—	1.35	to	2.10	30.90	to	29.92

C58
2021	31,419	14.3572	to	13.7534	443,363	1.15	1.35	to	2.10	8.27	to	7.45
2020	23,977	13.2611	to	12.7996	311,964	1.48	1.35	to	2.10	7.36	to	6.55
2019	27,261	12.3524	to	12.0133	331,973	1.78	1.35	to	2.10	23.46	to	22.53
2018	34,101	10.0049	to	9.8040	338,017	2.61	1.35	to	2.10	(17.94)	to	(18.56)
2017	38,351	12.1922	to	12.0386	464,717	1.79	1.35	to	2.10	25.47	to	24.53

FD7
2021	215,079	29.4625	to	26.3178	6,013,321	0.73	1.35	to	2.10	16.40	to	15.53
2020	239,340	25.3108	to	22.7807	5,761,578	1.17	1.35	to	2.10	20.48	to	19.57
2019	298,923	21.0086	to	19.0523	5,995,622	1.56	1.35	to	2.10	22.44	to	21.52
2018	311,291	17.1577	to	15.6780	5,115,062	1.26	1.35	to	2.10	(5.73)	to	(6.45)
2017	334,668	18.2016	to	16.7588	5,858,593	1.20	1.35	to	2.10	14.56	to	13.69

F24
2021	407,907	39.1653	to	35.2574	15,192,718	0.03	1.35	to	2.10	25.79	to	24.85
2020	495,871	31.1343	to	28.2407	14,751,882	0.08	1.35	to	2.10	28.48	to	27.51
2019	615,874	24.2335	to	22.1483	14,322,515	0.21	1.35	to	2.10	29.51	to	28.53
2018	751,998	18.7120	to	17.2315	13,558,831	0.44	1.35	to	2.10	(7.90)	to	(8.60)
2017	833,922	20.3180	to	18.8533	16,389,408	0.76	1.35	to	2.10	19.95	to	19.05

F88
2021	1,646	19.9222			32,798	0.81	1.65			3.86
2020	1,679	19.1820	to	18.5989	32,209	0.28	1.65	to	1.85	10.39	to	10.16
2019	8,330	17.3768	to	16.8827	141,503	1.83	1.65	to	1.85	13.85	to	13.62
2018	8,753	15.2634	to	14.8596	130,781	1.36	1.65	to	1.85	(5.85)	to	(6.04)
2017	9,239	16.2111	to	15.8143	146,816	1.27	1.65	to	1.85	10.95	to	10.72

FB9
2021	36,078	22.5993	to	19.9814	765,242	0.92	1.35	to	2.10	5.95	to	5.15
2020	24,766	21.3308	to	19.0028	493,628	1.07	1.35	to	2.10	12.03	to	11.19
2019	24,884	19.0399	to	17.0910	445,878	1.81	1.35	to	2.10	16.38	to	15.51
2018	25,681	16.3594	to	14.7962	398,082	1.10	1.35	to	2.10	(6.56)	to	(7.27)
2017	40,529	17.5087	to	15.9566	670,542	0.76	1.35	to	2.10	13.26	to	12.41

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
F15
2021	41,884	$23.7698	to	$21.0163	$950,740	0.88%	1.35%	to	2.10%	7.79%	to	6.98%
2020	36,447	22.0515	to	19.6449	769,944	1.04	1.35	to	2.10	13.17	to	12.32
2019	38,339	19.4848	to	17.4903	716,983	1.79	1.35	to	2.10	18.26	to	17.37
2018	54,554	16.4756	to	14.9013	862,356	1.27	1.35	to	2.10	(7.35)	to	(8.05)
2017	57,614	17.7826	to	16.2061	985,841	1.19	1.35	to	2.10	14.70	to	13.84

F41
2021	156,175	31.8097	to	28.4142	4,742,524	0.34	1.35	to	2.10	23.62	to	22.69
2020	195,100	25.7319	to	23.1595	4,808,293	0.38	1.35	to	2.10	16.28	to	15.40
2019	279,830	22.1301	to	20.0692	5,969,631	0.66	1.35	to	2.10	21.51	to	20.60
2018	318,741	18.2120	to	16.6413	5,596,727	0.42	1.35	to	2.10	(15.93)	to	(16.56)
2017	353,071	21.6620	to	19.9450	7,390,278	0.47	1.35	to	2.10	18.92	to	18.02

FE3
2021	1,122,252	17.7769	to	15.8795	18,874,771	0.91	1.35	to	2.10	3.04	to	2.26
2020	1,184,029	17.2532	to	15.5285	19,395,640	2.61	1.35	to	2.10	5.41	to	4.61
2019	1,328,291	16.3676	to	14.8436	20,702,291	0.30	1.35	to	2.10	15.80	to	14.93
2018	1,575,345	14.1346	to	12.9157	21,284,255	2.09	1.35	to	2.10	(11.76)	to	(12.43)
2017	1,827,414	16.0186	to	14.7490	28,092,338	1.04	1.35	to	2.10	13.04	to	12.19

T21
2021	60,484	19.2827	to	17.6169	1,108,643	0.87	1.35	to	1.90	(7.01)	to	(7.53)
2020	58,638	20.7363	to	19.0507	1,160,265	4.57	1.35	to	1.90	15.60	to	14.96
2019	85,122	17.9377	to	16.5723	1,460,684	0.99	1.35	to	1.90	24.99	to	24.30
2018	104,466	14.3512	to	13.3327	1,438,655	0.84	1.35	to	1.90	(16.94)	to	(17.40)
2017	115,995	17.2772	to	16.1415	1,927,150	0.98	1.35	to	1.90	38.52	to	37.76

T20
2021	287,167	18.1341	to	18.8971	5,499,879	1.80	1.35	to	2.10	2.76	to	1.98
2020	313,938	17.6476	to	18.5297	5,873,621	3.50	1.35	to	2.10	(2.49)	to	(3.23)
2019	324,820	18.0988	to	19.1480	6,230,355	1.73	1.35	to	2.10	11.01	to	10.18
2018	373,065	16.3032	to	17.0774	6,465,414	2.64	1.35	to	2.10	(16.59)	to	(17.22)
2017	395,884	19.5452	to	20.0214	8,220,402	2.51	1.35	to	2.10	15.13	to	14.03

FE6
2021	61,176	19.7167	to	18.2527	1,163,263	1.71	1.35	to	1.90	10.18	to	9.57
2020	72,532	17.8952	to	16.6589	1,259,192	1.48	1.35	to	1.90	10.23	to	9.62
2019	77,460	16.2337	to	15.1969	1,222,241	3.54	1.35	to	1.90	18.25	to	17.59
2018	128,152	13.7288	to	12.9239	1,702,873	3.17	1.35	to	1.90	(10.87)	to	(11.37)
2017	160,494	15.4036	to	14.5819	2,414,001	2.67	1.35	to	1.90	10.47	to	9.86

T59
2021	11,013	9.4815	to	8.9522	101,987	0.00	1.35	to	1.90	(6.29)	to	(6.81)
2020	11,697	10.1180	to	9.6065	115,669	10.18	1.35	to	1.90	(6.63)	to	(7.15)
2019	20,757	10.8364	to	10.3463	219,441	7.46	1.35	to	1.90	0.49	to	(0.07)
2018	8,613	10.7840	to	10.3539	91,349	—	1.35	to	1.90	0.52	to	(0.05)
2017	10,239	10.7286	to	10.3585	108,232	—	1.35	to	1.90	0.39	to	(0.16)

F56
2021	32,512	26.1629	to	22.8167	791,023	1.11	1.35	to	2.05	3.46	to	2.73
2020	40,015	25.2881	to	20.8206	944,286	2.84	1.35	to	2.10	4.37	to	3.58
2019	49,960	24.2291	to	20.1004	1,124,133	2.77	1.35	to	2.10	13.60	to	12.75
2018	70,630	21.3277	to	17.8276	1,412,931	1.97	1.35	to	2.10	(16.00)	to	(16.64)
2017	77,649	25.3909	to	21.3862	1,855,165	1.61	1.35	to	2.10	16.91	to	16.03

F59
2021	203,514	18.9227	to	16.9030	3,695,904	4.64	1.35	to	2.10	15.18	to	14.32
2020	240,191	16.4283	to	14.7861	3,796,233	5.93	1.35	to	2.10	(0.67)	to	(1.42)
2019	253,513	16.5384	to	14.9985	4,042,835	5.34	1.35	to	2.10	14.50	to	13.63
2018	315,061	14.4445	to	13.1990	4,388,933	4.74	1.35	to	2.10	(5.60)	to	(6.31)
2017	413,617	15.3014	to	14.0886	6,132,383	4.17	1.35	to	2.10	8.20	to	7.39

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
FF0
2021	4,001	$17.6783	to	$16.9570	$69,759	4.15%	1.65%	to	2.05%	14.67%	to	14.21%
2020	5,641	15.4168	to	14.8472	86,124	5.73	1.65	to	2.05	(1.08)	to	(1.48)
2019	6,156	15.9829	to	15.0701	95,186	6.05	1.35	to	2.05	14.49	to	13.68
2018	10,562	13.9607	to	13.2565	144,896	4.68	1.35	to	2.05	(5.71)	to	(6.38)
2017	10,951	14.8062	to	14.1593	159,708	3.92	1.35	to	2.05	8.08	to	7.32

F54
2021	394,822	30.8867	to	25.4378	10,587,939	2.86	1.35	to	2.05	17.56	to	16.74
2020	462,401	26.2722	to	21.7903	10,561,657	2.96	1.35	to	2.05	(6.33)	to	(6.99)
2019	449,291	28.0465	to	23.4270	10,987,854	1.76	1.35	to	2.05	20.92	to	20.07
2018	529,228	23.1939	to	19.3553	10,740,431	2.31	1.35	to	2.10	(10.30)	to	(10.98)
2017	593,849	25.8566	to	21.7420	13,482,536	2.22	1.35	to	2.10	6.89	to	6.09

FG8
2021	1,083	21.5721			23,353	2.76	1.35			17.46
2020	1,217	18.3655			22,356	2.84	1.35			(6.45)
2019	1,068	19.6320			20,972	1.73	1.35			20.79
2018	1,136	16.2532			18,466	2.25	1.35			(10.39)
2017	1,117	18.1374			20,255	2.13	1.35			6.80

F53
2021	34,190	55.0673	to	47.0418	1,595,412	0.96	1.35	to	2.10	23.68	to	22.75
2020	44,108	44.5244	to	36.0901	1,682,295	1.66	1.35	to	2.10	3.77	to	2.99
2019	46,164	42.9074	to	37.2129	1,698,815	1.04	1.35	to	2.10	24.65	to	23.71
2018	63,306	34.4232	to	28.3277	1,863,914	0.89	1.35	to	2.10	(14.06)	to	(14.71)
2017	69,484	40.0533	to	33.2124	2,368,162	0.52	1.35	to	2.10	9.17	to	8.34

FJ9
2021	2,051	28.9793	to	28.6822	59,289	0.82	1.65	to	1.75	23.11	to	22.99
2020	2,291	23.5386	to	23.3201	53,826	1.59	1.65	to	1.75	3.40	to	3.29
2019	2,200	22.7655	to	22.5764	50,001	0.91	1.65	to	1.75	24.15	to	24.03
2018	2,424	18.3367	to	18.2023	44,378	0.77	1.65	to	1.75	(14.45)	to	(14.53)
2017	2,251	21.4334	to	21.2974	48,178	0.43	1.65	to	1.75	8.75	to	8.64

T28
2021	40,767	15.6467	to	14.0832	608,576	3.23	1.35	to	2.05	0.73	to	0.03
2020	46,778	15.5327	to	14.0794	695,664	5.22	1.35	to	2.05	2.03	to	1.31
2019	52,268	15.2232	to	13.8967	762,842	5.16	1.35	to	2.05	6.60	to	5.85
2018	46,984	14.2807	to	13.1285	645,301	2.77	1.35	to	2.05	(3.46)	to	(4.14)
2017	56,826	14.7925	to	13.6958	811,022	3.25	1.35	to	2.05	3.15	to	2.43

FJ0
2021	110	12.0061			1,315	3.15	1.75			0.28
2020	113	11.9728			1,357	4.73	1.75			1.54
2019	118	11.7912			1,386	5.03	1.75			6.05
2018	121	11.1180			1,349	2.52	1.75			(3.95)
2017	126	11.5750			1,456	2.72	1.75			2.65

V35
2021	8,145	24.8344	to	23.3154	199,168	0.23	1.65	to	2.10	25.53	to	24.96
2020	8,753	20.5708	to	18.6583	170,773	0.65	1.35	to	2.10	(0.50)	to	(1.26)
2019	9,295	20.6752	to	18.8957	183,393	0.34	1.35	to	2.10	23.03	to	22.10
2018	18,139	16.8049	to	15.4750	292,081	0.18	1.35	to	2.10	(14.05)	to	(14.70)
2017	23,620	19.5512	to	18.1415	445,299	0.61	1.35	to	2.10	8.21	to	7.39

V13
2021	77,218	25.0052	to	22.5059	1,824,554	1.61	1.35	to	2.05	31.25	to	30.33
2020	96,800	19.0512	to	17.2682	1,746,278	2.21	1.35	to	2.05	(2.42)	to	(3.11)
2019	99,058	19.5245	to	17.8227	1,837,705	1.38	1.35	to	2.05	23.26	to	22.39
2018	150,202	15.8403	to	14.5619	2,276,107	1.30	1.35	to	2.05	(13.55)	to	(14.16)
2017	185,730	18.3239	to	16.9649	3,262,915	1.93	1.35	to	2.05	16.00	to	15.18

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
V11
2021	177,349	$25.2457	to	$22.7268	$4,352,670	1.63%	1.35%	to	2.10%	16.76%	to	15.88%
2020	197,004	21.6223	to	19.6125	4,145,156	2.25	1.35	to	2.10	8.17	to	7.35
2019	204,881	19.9892	to	18.2691	3,996,420	2.31	1.35	to	2.10	18.39	to	17.50
2018	222,232	16.8837	to	15.5479	3,664,651	1.93	1.35	to	2.10	(10.95)	to	(11.62)
2017	248,069	18.9599	to	17.5930	4,600,705	1.55	1.35	to	2.10	9.29	to	8.47

AC1
2021	12,292	18.9635	to	17.6296	217,754	1.09	1.35	to	2.05	4.18	to	3.45
2020	12,007	18.2018	to	17.0413	205,627	2.18	1.35	to	2.05	12.20	to	11.41
2019	10,861	16.2221	to	15.2955	167,054	1.29	1.35	to	2.05	26.51	to	25.62
2018	7,363	12.8226	to	12.4495	92,006	1.67	1.35	to	1.75	(16.35)	to	(16.69)
2017	8,883	15.3295	to	14.9438	133,695	1.27	1.35	to	1.75	21.08	to	20.59

J88
2021	186,001	11.4465	to	10.6414	2,067,648	1.70	1.35	to	2.05	(2.99)	to	(3.67)
2020	185,078	11.7990	to	11.0467	2,126,774	1.67	1.35	to	2.05	6.23	to	5.48
2019	194,625	11.1072	to	10.4728	2,111,961	2.41	1.35	to	2.05	6.41	to	5.67
2018	191,680	10.4377	to	9.9111	1,962,485	2.28	1.35	to	2.05	(1.58)	to	(2.27)
2017	217,205	10.6050	to	10.1090	2,267,031	2.33	1.35	to	2.10	1.92	to	1.15

J94
2021	32,125	44.0222	to	40.7123	1,346,798	0.53	1.35	to	2.10	27.28	to	26.32
2020	37,985	34.5881	to	32.2300	1,255,089	0.58	1.35	to	2.10	23.26	to	22.33
2019	37,672	28.0611	to	26.3469	1,015,934	0.51	1.35	to	2.10	29.67	to	28.69
2018	29,766	21.6403	to	20.4724	622,098	0.87	1.35	to	2.10	(7.69)	to	(8.39)
2017	13,502	23.4426	to	22.3467	310,145	0.83	1.35	to	2.10	20.41	to	19.50

L11
2021	234,251	11.2296	to	10.1086	2,484,849	1.80	1.35	to	2.10	4.05	to	3.26
2020	247,079	10.7929	to	9.7892	2,529,318	2.71	1.35	to	2.10	(2.61)	to	(3.34)
2019	260,716	11.0819	to	10.1279	2,755,891	0.89	1.35	to	2.10	16.55	to	15.67
2018	308,382	9.5082	to	8.7556	2,812,141	1.91	1.35	to	2.10	(19.66)	to	(20.27)
2017	306,222	11.8349	to	10.9814	3,493,400	1.68	1.35	to	2.10	26.11	to	25.16

L18
2021	31,359	50.4277	to	43.9439	1,493,218	—	1.35	to	2.10	5.02	to	4.23
2020	35,752	48.0160	to	42.1600	1,629,819	—	1.35	to	2.10	37.50	to	36.46
2019	47,932	34.9213	to	30.8955	1,593,195	—	1.35	to	2.10	34.53	to	33.52
2018	64,072	25.9578	to	23.1396	1,585,547	—	1.35	to	2.10	(4.20)	to	(4.93)
2017	75,697	27.0971	to	24.3395	1,959,602	—	1.35	to	2.10	21.26	to	20.35

L17
2021	72,364	36.8261	to	32.3894	2,502,428	0.76	1.35	to	2.05	25.60	to	24.72
2020	96,340	29.3202	to	25.9700	2,661,274	1.21	1.35	to	2.05	0.40	to	(0.31)
2019	100,271	29.2038	to	26.0504	2,767,866	1.21	1.35	to	2.05	19.88	to	19.04
2018	115,251	24.3611	to	21.7163	2,660,421	1.48	1.35	to	2.10	(9.40)	to	(10.09)
2017	124,867	26.8886	to	24.1525	3,195,036	0.97	1.35	to	2.10	11.06	to	10.23

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
MD8
2021	92,918	$12.1719	to	$11.0923	$1,068,872	—%	1.40%			(1.38%)
2020	133,068	12.3425	to	11.2478	1,537,097	0.21	1.40			(1.17)
2019	117,775	12.4886	to	11.3809	1,387,785	1.63	1.40			0.23
2018	112,911	12.4598	to	11.3547	1,328,741	1.26	1.40			(0.15)
2017	109,043	12.4783	to	11.3715	1,286,801	0.29	1.40			(1.09)

M07
2021	468,248	18.0842			8,472,460	1.80	1.40			12.54
2020	501,626	16.0693			8,075,542	2.21	1.40			8.29
2019	606,626	14.8390			9,011,067	2.30	1.40			18.72
2018	679,990	12.4991			8,538,978	2.17	1.40			(6.92)
2017	775,511	13.4290			10,463,690	2.30	1.40			10.75

M35
2021	1,273,514	17.7642	to	16.6695	22,074,051	1.61	1.35	to	2.10	12.30	to	11.46
2020	1,415,890	15.8180	to	14.9560	21,891,561	2.06	1.35	to	2.10	8.04	to	7.22
2019	1,665,138	14.6412	to	13.9486	23,943,777	2.11	1.35	to	2.10	18.50	to	17.61
2018	1,869,132	12.3555	to	11.7308	22,743,963	1.95	1.35	to	2.30	(7.15)	to	(8.04)
2017	2,142,377	13.3063	to	12.7560	28,154,197	2.12	1.35	to	2.30	10.52	to	9.47

M31
2021	89,673	92.3910			8,297,513	—	1.40			21.83
2020	104,014	75.8388			7,894,411	—	1.40			30.03
2019	115,803	58.3241			6,759,846	—	1.40			36.24
2018	128,275	42.8098			5,502,279	0.09	1.40			1.24
2017	134,038	42.2849			5,684,887	0.10	1.40			29.59

M80
2021	15,301	73.9434	to	71.6523	1,088,772	—	1.35	to	2.05	21.58	to	20.72
2020	16,700	60.8196	to	59.3518	980,985	—	1.35	to	2.05	29.76	to	28.85
2019	12,559	46.8706	to	46.0636	555,026	—	1.35	to	2.05	35.92	to	34.97
2018	33,123	34.4831	to	34.1289	996,413	—	1.35	to	2.05	1.02	to	0.31
2017	38,438	34.1335	to	34.0233	1,163,721	—	1.35	to	2.05	29.32	to	28.42

M41
2021	28,033	46.8834	to	38.5838	1,363,922	—	1.35	to	2.05	12.34	to	11.55
2020	29,279	41.7324	to	34.5876	1,273,892	—	1.35	to	2.05	34.28	to	33.34
2019	36,498	31.0780	to	25.9399	1,190,942	—	1.35	to	2.05	36.42	to	35.46
2018	47,690	22.7817	to	19.1496	1,150,677	—	1.35	to	2.05	(0.41)	to	(1.12)
2017	70,285	22.8762	to	19.3659	1,724,427	—	1.35	to	2.05	24.98	to	24.10

M05
2021	30,292	25.7352			795,379	—	1.40			0.39
2020	32,246	25.6346			841,447	—	1.40			43.87
2019	45,911	17.8183			829,380	—	1.40			39.74
2018	57,153	12.7508			735,616	—	1.40			(2.85)
2017	59,562	13.1243			819,056	—	1.40			24.91

M42
2021	61,438	33.7885	to	31.5279	1,950,082	—	1.35	to	2.10	0.20	to	(0.55)
2020	66,695	33.7195	to	31.7023	2,123,730	—	1.35	to	2.10	43.62	to	42.54
2019	121,057	23.4782	to	22.2415	2,727,492	—	1.35	to	2.10	39.37	to	38.32
2018	157,413	16.8456	to	16.0792	2,555,344	—	1.35	to	2.10	(3.05)	to	(3.78)
2017	189,805	17.3752	to	16.5379	3,176,619	—	1.35	to	2.10	24.63	to	23.45

M89
2021	2,533,455	13.1744	to	11.3303	29,955,969	2.47	0.65	to	2.10	(1.71)	to	(3.14)
2020	2,620,433	13.4036	to	11.6970	31,859,255	3.24	0.65	to	2.10	7.47	to	5.91
2019	2,903,126	12.4721	to	11.0445	33,191,779	3.11	0.65	to	2.10	9.21	to	7.62
2018	3,319,554	11.4207	to	10.2621	35,124,844	2.96	0.65	to	2.10	(1.97)	to	(3.40)
2017	3,980,248	11.6505	to	10.6235	43,422,399	3.08	0.65	to	2.10	3.51	to	2.01

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
M82
2021	339,424	$32.5425	to	$30.3654	$10,691,516	0.33%	1.35%	to	2.10%	22.84%	to	21.91%
2020	422,559	26.4923	to	24.9074	10,881,892	0.53	1.35	to	2.10	14.74	to	13.88
2019	490,643	23.0883	to	21.8721	11,050,147	0.57	1.35	to	2.10	30.82	to	29.83
2018	610,688	17.6492	to	16.8464	10,552,753	0.44	1.35	to	2.10	(5.92)	to	(6.63)
2017	728,451	18.7592	to	18.0426	13,426,203	1.10	1.35	to	2.10	21.42	to	20.50

M44
2021	219,170	15.3431			3,368,148	1.76	1.40			12.51
2020	245,696	13.6365			3,382,647	2.48	1.40			4.43
2019	275,179	13.0576			3,618,162	4.02	1.40			23.34
2018	285,466	10.5867			3,061,786	1.10	1.40			(0.35)
2017	317,681	10.6234			3,415,268	4.28	1.40			13.25

M40
2021	165,447	15.1043	to	14.2796	2,440,136	1.48	1.35	to	2.10	12.29	to	11.45
2020	203,811	13.4511	to	12.8131	2,685,403	2.12	1.35	to	2.10	4.20	to	3.41
2019	236,902	12.9095	to	12.3908	3,005,533	3.71	1.35	to	2.10	23.12	to	22.19
2018	299,158	10.4852	to	10.1402	3,089,153	0.82	1.35	to	2.10	(0.55)	to	(1.31)
2017	376,649	10.5437	to	10.2745	3,923,561	3.92	1.35	to	2.10	12.96	to	12.11

M83
2021	341,005	27.6872	to	25.8348	8,478,596	1.31	1.35	to	2.10	23.76	to	22.83
2020	419,190	22.3709	to	21.0325	8,517,669	1.59	1.35	to	2.10	2.08	to	1.31
2019	487,661	21.9157	to	20.7614	9,717,219	2.08	1.35	to	2.10	28.05	to	27.09
2018	603,787	17.1144	to	16.3360	9,485,077	1.52	1.35	to	2.10	(11.30)	to	(11.98)
2017	701,883	19.2957	to	18.3660	12,536,913	1.34	1.35	to	2.10	16.07	to	14.96

M08
2021	258,353	27.0670	to	25.2561	6,729,819	1.15	1.35	to	2.10	23.47	to	22.54
2020	320,952	21.9214	to	20.6098	6,791,919	1.24	1.35	to	2.10	1.83	to	1.06
2019	414,051	21.5281	to	20.3942	8,696,775	1.90	1.35	to	2.10	27.76	to	26.80
2018	490,587	16.8501	to	16.0837	8,086,915	1.30	1.35	to	2.10	(11.57)	to	(12.24)
2017	537,596	19.0549	to	18.3271	10,017,503	2.29	1.35	to	2.10	15.77	to	14.90

MB6
2021	152,050	98.0689	to	66.3509	10,923,209	1.10	1.40			27.74
2020	159,778	76.7737	to	51.9431	8,996,332	1.60	1.40			13.74
2019	188,843	67.4990	to	45.6681	9,225,582	1.48	1.40			27.39
2018	209,167	52.9864	to	35.8492	8,007,100	1.34	1.40			(9.02)
2017	241,651	58.2408			10,213,787	1.50	1.40			19.10

MB7
2021	73,453	46.9295	to	43.9525	3,381,978	0.91	1.35	to	2.10	27.45	to	26.49
2020	96,099	36.8234	to	34.7488	3,481,671	1.40	1.35	to	2.10	13.51	to	12.65
2019	110,800	32.4410	to	30.8463	3,545,992	1.22	1.35	to	2.10	27.14	to	26.18
2018	137,475	25.5163	to	24.4460	3,477,443	1.14	1.35	to	2.10	(9.24)	to	(9.92)
2017	159,628	28.1128	to	26.0438	4,451,667	1.25	1.35	to	2.10	18.85	to	17.72

MC0
2021	31,946	26.4221			828,303	2.93	1.40			(2.76)
2020	35,215	27.1729			953,170	3.74	1.40			9.04
2019	35,164	24.9210			873,512	3.76	1.40			13.07
2018	38,008	22.0412			837,152	3.54	1.40			(4.35)
2017	50,856	23.0430			1,171,095	3.71	1.40			4.92

MA0
2021	597,835	21.8915	to	16.9368	11,293,644	2.69	1.35	to	2.10	(2.98)	to	(3.71)
2020	613,338	22.5645	to	17.5898	11,978,402	3.10	1.35	to	2.10	8.85	to	8.03
2019	743,031	20.7300	to	18.2681	13,422,147	3.56	1.35	to	2.10	12.92	to	12.07
2018	768,818	18.3586	to	16.3010	12,336,455	3.60	1.35	to	2.10	(4.62)	to	(5.34)
2017	861,158	19.2476	to	17.2208	14,512,568	3.55	1.35	to	2.10	4.69	to	3.90

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
MC2
2021	28,994	$61.7775			$1,791,176	0.43%	1.40%			23.58%
2020	34,831	49.9898			1,737,425	0.79	1.40			17.06
2019	32,863	42.7034			1,400,859	0.82	1.40			31.35
2018	36,207	32.5108			1,176,941	0.67	1.40			(5.17)
2017	38,178	34.2824			1,308,275	0.94	1.40			23.11

MC1
2021	58,485	38.0045	to	34.2063	2,085,347	0.27	1.35	to	2.05	23.37	to	22.51
2020	67,928	30.8049	to	27.9222	1,972,642	0.46	1.35	to	2.05	16.79	to	15.97
2019	82,430	26.3769	to	24.0781	2,067,684	0.56	1.35	to	2.05	31.08	to	30.16
2018	93,338	20.1224	to	18.4986	1,794,033	0.44	1.35	to	2.05	(5.37)	to	(6.04)
2017	92,670	21.2635	to	19.6867	1,892,602	0.70	1.35	to	2.05	22.83	to	21.97

MC3
2021	7,798	26.4528			208,743	0.49	1.40			(8.04)
2020	9,020	28.7654			261,797	3.22	1.40			9.03
2019	9,212	26.3821			244,860	0.61	1.40			18.85
2018	11,574	22.1976			257,983	0.35	1.40			(15.14)
2017	12,329	26.1568			323,457	1.11	1.40			36.05

MA1
2021	84,779	17.3424	to	15.4601	1,409,657	0.26	1.35	to	2.05	(8.28)	to	(8.92)
2020	82,823	18.9074	to	16.9745	1,504,709	2.77	1.35	to	2.05	8.84	to	8.08
2019	115,590	17.3714	to	15.7062	1,944,925	0.39	1.35	to	2.05	18.56	to	17.73
2018	127,543	14.6516	to	13.3408	1,814,562	0.11	1.35	to	2.05	(15.29)	to	(15.89)
2017	131,464	17.2971	to	15.8618	2,209,547	0.85	1.35	to	2.05	35.82	to	34.86

MC4
2021	7,910	21.0173	to	17.2062	149,694	2.24	1.40			(8.71)
2020	10,479	23.0220	to	18.8474	215,758	1.33	1.40			9.07
2019	11,239	21.1076	to	17.2801	211,035	2.43	1.40			4.61
2018	11,869	20.1770	to	16.5182	213,630	0.91	1.40			(2.48)
2017	14,197	20.6904	to	16.9386	260,915	—	1.40			5.52

MC5
2021	124	15.3681			1,905	2.12	1.60			(9.20)
2020	124	16.9246			2,099	1.11	1.60			8.58
2019	124	16.0159	to	15.5870	1,935	1.43	1.45	to	1.60	4.26	to	4.10
2018	233	15.3616	to	14.9727	3,525	0.62	1.45	to	1.60	(2.76)	to	(2.90)
2017	233	15.7968	to	15.4201	3,631	—	1.45	to	1.60	5.17	to	5.01

MC6
2021	27,649	85.1343	to	72.5013	2,137,589	0.08	1.40			16.88
2020	29,379	72.8370	to	62.0288	1,962,550	0.49	1.40			19.08
2019	33,195	61.1641	to	52.0880	1,847,157	0.55	1.40			34.13
2018	41,768	45.6010	to	38.8343	1,721,468	0.49	1.40			(6.15)
2017	50,703	48.5916	to	41.3811	2,239,175	1.08	1.40			30.32

MC7
2021	51	53.7996			2,736	—	1.70			16.21
2020	278	41.6527	to	46.2958	11,807	0.28	1.45	to	1.70	18.74	to	18.44
2019	278	35.0785	to	39.0872	9,962	0.27	1.45	to	1.70	33.70	to	33.36
2018	279	26.2376	to	29.3095	7,465	0.25	1.45	to	1.70	(6.44)	to	(6.68)
2017	1,318	28.0448	to	31.4078	36,439	0.85	1.45	to	1.70	29.87	to	29.54

MC8
2021	110,200	46.1672			5,091,286	0.56	1.40			16.87
2020	117,645	39.5038			4,650,983	1.28	1.40			14.88
2019	130,675	34.3878			4,497,986	1.05	1.40			30.14
2018	146,545	26.4242			3,875,259	0.97	1.40			(10.10)
2017	169,432	29.3914			5,024,133	1.57	1.40			23.79

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
MC9
2021	1,514	$34.7742	to	$35.3291	$55,443	0.36%	1.55%	to	1.85%	16.37%	to	16.02%
2020	1,626	29.8822	to	30.4512	51,186	1.10	1.55	to	1.85	14.44	to	14.09
2019	1,734	26.1126	to	27.0988	47,727	0.77	1.55	to	1.90	29.58	to	29.13
2018	2,006	20.1511	to	20.9864	42,594	0.72	1.55	to	1.90	(10.48)	to	(10.80)
2017	2,001	23.1664	to	23.5261	47,476	1.33	1.35	to	1.90	23.49	to	22.81

MD0
2021	31,323	36.0345			1,134,173	1.01	1.40			1.37
2020	33,286	35.5486			1,187,806	1.64	1.40			4.76
2019	43,484	33.9348			1,480,418	2.83	1.40			13.00
2018	46,754	30.0315			1,407,248	0.78	1.40			(5.83)
2017	50,730	31.8911			1,620,237	3.13	1.40			9.30

M92
2021	1,926,183	15.1301	to	13.8071	28,015,483	0.77	1.35	to	2.10	1.20	to	0.44
2020	2,109,915	14.9506	to	13.7468	30,408,887	1.53	1.35	to	2.10	4.55	to	3.77
2019	2,338,745	14.2993	to	13.2480	32,335,069	2.54	1.35	to	2.10	12.76	to	11.91
2018	2,765,187	12.6809	to	11.8377	33,981,361	0.51	1.35	to	2.10	(6.09)	to	(6.80)
2017	3,185,301	13.5034	to	12.7018	41,844,461	2.92	1.35	to	2.10	9.10	to	8.28

M96
2021	45,646	23.4984	to	20.6846	994,674	2.14	1.40			(3.24)
2020	51,604	24.2865	to	21.3782	1,175,749	2.92	1.40			4.90
2019	59,851	23.1510	to	20.3787	1,295,283	2.96	1.40			5.05
2018	62,820	22.0371	to	19.3982	1,291,572	3.14	1.40			(0.93)
2017	81,496	22.2435	to	19.5799	1,684,022	3.16	1.40			0.81

MD2
2021	841,559	11.5256	to	12.1596	10,869,894	1.99	0.65	to	2.10	(2.78)	to	(4.19)
2020	834,844	11.8547	to	12.6908	11,215,683	2.61	0.65	to	2.10	5.43	to	3.89
2019	905,260	11.2446	to	12.2152	11,660,034	2.67	0.65	to	2.10	5.66	to	4.13
2018	1,018,139	10.6424	to	11.7310	12,535,255	2.93	0.65	to	2.10	(0.48)	to	(1.93)
2017	1,211,847	10.6942	to	11.2398	15,152,574	2.83	0.65	to	2.30	1.37

MA6
2021	35,074	38.6198	to	30.5353	1,169,379	4.99	1.40			2.06
2020	40,524	37.8418	to	29.9201	1,316,172	5.54	1.40			3.63
2019	46,438	36.5166	to	28.8723	1,389,132	5.71	1.40			13.22
2018	48,310	32.2526	to	25.5010	1,293,851	5.38	1.40			(4.43)
2017	56,607	33.7462	to	26.6819	1,576,901	6.53	1.40			5.22

MA3
2021	88,806	22.0353	to	23.2712	1,891,219	4.74	1.35	to	2.10	1.69	to	0.93
2020	95,721	21.6681	to	23.0570	2,014,372	5.35	1.35	to	2.10	3.43	to	2.65
2019	103,643	20.9485	to	22.4609	2,124,714	5.18	1.35	to	2.10	12.90	to	12.05
2018	130,081	18.5557	to	17.3941	2,364,933	5.28	1.35	to	2.10	(4.55)	to	(5.27)
2017	156,130	19.4403	to	17.8210	2,979,653	5.93	1.35	to	2.30	4.88	to	3.88

M97
2021	8,630	38.9106			342,140	0.51	1.40			7.76
2020	10,091	36.1097			364,735	1.46	1.40			14.23
2019	11,021	31.6111			348,960	1.22	1.40			25.54
2018	11,521	25.1801			292,050	1.01	1.40			(10.29)
2017	11,789	28.0669			331,966	1.27	1.40			30.81

MD5
2021	34,989	20.8877	to	18.7999	716,533	0.39	1.35	to	2.05	7.53	to	6.77
2020	42,267	19.4258	to	17.6078	806,882	1.28	1.35	to	2.05	13.94	to	13.14
2019	48,469	17.0490	to	15.5630	811,079	1.00	1.35	to	2.05	25.40	to	24.52
2018	59,812	13.5956	to	12.4984	798,790	0.66	1.35	to	2.05	(10.53)	to	(11.16)
2017	88,802	15.1959	to	14.0689	1,316,730	1.10	1.35	to	2.05	30.57	to	29.65

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
M98
2021	19,613	$70.0563			$1,384,233	0.33%	1.40%			9.03%
2020	23,134	64.2562			1,496,257	1.02	1.40			18.85
2019	27,009	54.0639			1,466,359	1.80	1.40			24.20
2018	34,834	43.5287			1,519,406	1.10	1.40			(10.75)
2017	36,519	48.7707			1,783,052	1.46	1.40			25.39

M93
2021	149,057	26.0131	to	23.4133	3,721,750	0.14	1.35	to	2.05	8.79	to	8.03
2020	169,947	23.9110	to	21.6734	3,915,789	0.79	1.35	to	2.05	18.58	to	17.75
2019	245,409	20.1638	to	18.4065	4,781,960	1.42	1.35	to	2.05	23.96	to	23.09
2018	324,176	16.2662	to	14.9536	5,113,060	0.87	1.35	to	2.05	(10.95)	to	(11.58)
2017	386,980	18.2657	to	16.9113	6,886,535	1.24	1.35	to	2.05	25.12	to	24.24

MD6
2021	270,184	50.4903	to	40.3312	11,649,099	0.24	1.40			24.23
2020	283,386	40.6419	to	32.4644	9,798,550	0.46	1.40			20.83
2019	328,559	33.6363	to	26.8684	9,427,992	0.59	1.40			38.02
2018	366,719	24.3709	to	19.4672	7,636,321	0.56	1.40			(0.59)
2017	424,580	24.5162	to	19.5833	8,922,914	0.64	1.40			26.66

MB3
2021	18,318	54.4090	to	52.4415	980,836	0.03	1.35	to	1.90	23.97	to	23.28
2020	17,936	43.8902	to	42.5391	774,850	0.24	1.35	to	1.90	20.55	to	19.88
2019	16,402	36.4086	to	35.4854	587,613	0.33	1.35	to	1.90	37.71	to	36.94
2018	17,935	26.4395	to	25.0997	466,959	0.34	1.35	to	2.10	(0.79)	to	(1.54)
2017	22,500	26.6489	to	25.4915	584,083	0.44	1.35	to	2.10	26.38	to	25.43

MD9
2021	762,553	9.7474	to	7.9228	6,658,158	—	0.65	to	2.10	(0.65)	to	(2.09)
2020	916,835	9.8111	to	8.0919	8,107,284	0.20	0.65	to	2.10	(0.43)	to	(1.88)
2019	770,426	9.8538	to	8.2470	6,924,065	1.64	0.65	to	2.10	0.98	to	(0.49)
2018	830,554	9.7586	to	8.2874	7,454,672	1.23	0.65	to	2.10	0.60	to	(0.87)
2017	1,101,629	9.7005	to	8.1831	9,957,897	0.28	0.65	to	2.30	(0.36)	to	(2.01)

ME2
2021	11,978	29.9105			360,485	0.81	1.40			10.03
2020	12,892	27.1843			352,462	2.39	1.40			11.38
2019	11,210	24.4068			275,404	1.38	1.40			26.27
2018	14,407	19.3284			279,898	1.44	1.40			(15.32)
2017	16,739	22.8251			405,100	1.83	1.40			26.52

ME3
2021	70,022	33.7390	to	28.1011	2,037,364	0.67	1.35	to	2.05	9.77	to	9.00
2020	80,013	30.7362	to	25.7811	2,127,842	1.88	1.35	to	2.05	11.19	to	10.41
2019	100,801	27.6427	to	23.3507	2,420,107	1.17	1.35	to	2.05	25.95	to	25.07
2018	131,896	21.9471	to	19.1487	2,519,168	1.15	1.35	to	2.10	(15.48)	to	(16.12)
2017	146,150	25.9667	to	22.8287	3,321,679	1.54	1.35	to	2.10	26.18	to	25.23

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
MA5
2021	53,906	$23.5464			$1,253,794	3.07%	1.40%			(0.92%)
2020	60,449	23.7656			1,436,613	3.70	1.40			7.83
2019	64,661	22.0391			1,424,936	3.53	1.40			10.06
2018	67,790	20.0249			1,357,272	3.97	1.40			(3.35)
2017	71,596	20.7191			1,483,396	4.25	1.40			4.77

MA7
2021	2,257	20.8782	to	19.7668	45,636	2.94	1.45	to	1.70	(1.35)	to	(1.60)
2020	2,236	21.1640	to	20.0878	45,918	3.39	1.45	to	1.70	7.53	to	7.26
2019	2,241	19.6823	to	18.7286	42,882	3.38	1.45	to	1.70	9.68	to	9.41
2018	2,255	17.9451	to	14.5624	39,196	3.77	1.45	to	2.10	(3.53)	to	(4.16)
2017	2,585	18.6021	to	15.1949	46,521	4.47	1.45	to	2.10	4.36	to	3.68

MF3
2021	94,350	36.7555	to	26.8203	2,709,330	0.67	0.65	to	2.10	28.33	to	26.48
2020	120,273	28.6404	to	21.2058	2,718,578	0.64	0.65	to	2.10	1.48	to	—
2019	138,664	28.2240	to	21.2058	3,119,279	0.48	0.65	to	2.10	25.54	to	23.72
2018	165,262	22.4828	to	17.1406	2,991,000	0.57	0.65	to	2.10	(5.97)	to	(7.34)
2017	212,172	23.9106	to	18.4989	4,118,751	0.60	0.65	to	2.10	13.95	to	12.30

MF5
2021	1,227,690	21.2589	to	19.2278	25,059,389	2.00	1.35	to	2.10	5.27	to	4.47
2020	1,376,040	20.1955	to	18.4045	26,767,652	2.35	1.35	to	2.10	10.55	to	9.71
2019	1,532,032	18.2685	to	16.7750	27,037,027	2.31	1.35	to	2.10	14.91	to	14.04
2018	1,854,471	15.8983	to	14.7093	28,523,035	1.90	1.35	to	2.10	(4.24)	to	(4.96)
2017	2,077,152	16.6022	to	15.4777	33,487,922	1.86	1.35	to	2.10	9.74	to	8.92

MF6
2021	1,518	36.4368	to	42.8148	63,257	1.42	1.35	to	1.90	28.37	to	27.66
2020	1,896	28.3833	to	33.5378	61,588	4.92	1.35	to	1.90	0.11	to	(0.44)
2019	1,893	28.3509	to	33.6874	61,789	3.52	1.35	to	1.90	25.17	to	24.47
2018	2,158	22.6506	to	27.0645	56,542	3.60	1.35	to	1.90	(4.34)	to	(4.88)
2017	2,851	23.6794	to	28.4530	79,037	4.12	1.35	to	1.90	11.81	to	11.19

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
MF7
2021	110,858	$30.3638	to	$26.4908	$3,171,391	1.03%	1.35%	to	2.10%	28.12%	to	27.16%
2020	142,244	23.6988	to	20.8326	3,181,953	3.90	1.35	to	2.10	(0.22)	to	(0.97)
2019	151,834	23.7510	to	21.0375	3,414,807	2.79	1.35	to	2.10	24.97	to	24.03
2018	186,301	19.0053	to	16.9616	3,362,971	3.17	1.35	to	2.10	(4.64)	to	(5.37)
2017	233,807	19.9308	to	17.9234	4,438,240	3.27	1.35	to	2.10	11.55	to	10.71

MF9
2021	766,837	35.0524	to	31.7032	25,510,699	1.43	1.35	to	2.10	13.99	to	13.13
2020	875,946	30.7509	to	28.0237	25,694,140	1.83	1.35	to	2.10	13.90	to	13.04
2019	965,194	26.9981	to	24.7909	24,976,814	1.97	1.35	to	2.10	24.96	to	24.02
2018	1,134,899	21.6057	to	19.9898	23,594,031	1.54	1.35	to	2.10	(6.74)	to	(7.45)
2017	1,273,699	23.1675	to	21.5984	28,512,946	1.56	1.35	to	2.10	17.91	to	17.02

MG1
2021	576,064	13.0694	to	12.8526	7,828,606	0.82	0.65	to	2.10	0.66	to	(0.80)
2020	603,477	12.9838	to	12.9562	8,238,333	0.20	0.65	to	2.10	12.47	to	10.84
2019	700,937	11.5440	to	11.6893	8,590,689	1.42	0.65	to	2.10	7.35	to	5.79
2018	782,515	10.7537	to	11.0491	9,019,090	1.43	0.65	to	2.10	(5.32)	to	(6.70)
2017	906,022	11.3584	to	11.8430	11,154,077	—	0.65	to	2.10	7.29	to	5.74

MF2
2021	1,067,604	10.9669	to	9.8726	11,215,348	2.26	1.35	to	2.10	(1.19)	to	(1.94)
2020	1,112,875	11.0992	to	10.0675	11,863,409	3.08	1.35	to	2.10	2.93	to	2.15
2019	1,275,059	10.7831	to	9.8552	13,244,304	2.61	1.35	to	2.10	3.77	to	2.99
2018	1,434,524	10.3913	to	9.5691	14,409,652	1.98	1.35	to	2.10	(0.10)	to	(0.85)
2017	1,798,431	10.4012	to	9.4598	18,121,109	1.57	1.35	to	2.30	0.36	to	(0.59)

MG2
2021	581,184	10.8464	to	9.5242	5,845,782	2.01	0.65	to	2.10	(0.84)	to	(2.27)
2020	669,911	10.9379	to	9.7459	6,889,875	2.88	0.65	to	2.10	3.47	to	1.97
2019	784,634	10.5709	to	9.5576	7,883,762	2.41	0.65	to	2.10	4.21	to	2.70
2018	824,832	10.1434	to	9.3060	8,010,839	1.69	0.65	to	2.10	0.33	to	(1.13)
2017	1,036,007	10.1103	to	9.4127	10,144,281	1.25	0.65	to	2.10	0.79	to	(0.67)

MG3
2021	52,229	33.3134	to	30.8396	1,662,468	0.78	1.35	to	1.90	29.22	to	28.51
2020	65,955	25.7794	to	23.5365	1,628,907	1.24	1.35	to	2.05	2.47	to	1.74
2019	67,052	25.1590	to	23.1330	1,621,865	1.27	1.35	to	2.05	29.35	to	28.45
2018	84,436	19.4497	to	17.9106	1,583,817	0.87	1.35	to	2.10	(12.65)	to	(13.31)
2017	95,512	22.2660	to	20.6607	2,060,339	1.08	1.35	to	2.10	12.15	to	11.30

MG4
2021	53,103	32.1613	to	29.1571	1,630,465	0.70	1.35	to	2.05	28.85	to	27.94
2020	65,011	24.9610	to	22.7893	1,551,984	1.02	1.35	to	2.05	2.27	to	1.55
2019	67,809	24.4066	to	22.4412	1,590,593	0.94	1.35	to	2.05	28.95	to	28.04
2018	94,725	18.9278	to	17.5266	1,732,343	0.68	1.35	to	2.05	(12.81)	to	(13.43)
2017	97,266	21.7090	to	20.2450	2,048,185	1.00	1.35	to	2.05	11.88	to	11.10

MG6
2021	3,882,126	28.1189	to	25.4322	104,206,605	1.75	1.35	to	2.10	9.76	to	8.93
2020	4,424,123	25.6187	to	23.3467	108,495,292	2.08	1.35	to	2.10	12.54	to	11.69
2019	5,062,984	22.7643	to	20.9032	110,736,643	2.20	1.35	to	2.10	20.26	to	19.35
2018	5,883,666	18.9294	to	17.5137	107,443,619	1.83	1.35	to	2.10	(5.43)	to	(6.14)
2017	6,752,897	20.0153	to	18.6596	130,989,514	1.79	1.35	to	2.10	13.68	to	12.83

MG7
2021	17,477	42.6406	to	38.8275	724,099	0.65	1.35	to	2.05	32.07	to	31.15
2020	22,180	32.2858	to	29.6064	701,573	0.79	1.35	to	2.05	2.33	to	1.61
2019	22,955	31.5511	to	29.1378	709,775	0.57	1.35	to	2.05	31.63	to	30.71
2018	29,375	23.9695	to	22.2926	689,959	0.24	1.35	to	2.05	(12.20)	to	(12.83)
2017	29,976	27.3016	to	25.5723	803,201	0.75	1.35	to	2.05	13.47	to	12.67

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
V44
2021	13,561	$68.8282	to	$63.6535	$886,590	—%	1.35%	to	2.10%	(1.49%)	to	(2.24%)
2020	12,496	69.8726	to	65.1101	833,780	—	1.35	to	2.10	1.14	to	1.12
2019	17,989	32.6751	to	30.6790	563,585	—	1.35	to	2.10	29.70	to	28.72
2018	6,226	25.1932	to	23.8336	153,071	—	1.35	to	2.10	5.84	to	5.04
2017	2,464	23.3516	to	22.6895	56,265	—	1.65	to	2.10	40.48	to	39.84

V43
2021	6,443	63.6083	to	57.6666	390,741	—	1.35	to	2.05	(12.39)	to	(13.01)
2020	5,157	72.6058	to	66.2899	355,906	—	1.35	to	2.05	148.65	to	146.90
2019	11,803	29.2002	to	26.8487	330,349	—	1.35	to	2.05	38.08	to	37.11
2018	13,884	21.1471	to	19.5815	282,486	—	1.35	to	2.05	9.03	to	8.26
2017	13,962	19.3957	to	18.0876	260,594	—	1.35	to	2.05	36.74	to	35.78

O19
2021	35,396	58.1791	to	43.4946	1,619,796	—	1.35	to	2.05	20.63	to	19.79
2020	40,665	48.2276	to	36.3097	1,548,188	—	1.35	to	2.05	34.40	to	33.46
2019	87,285	35.8833	to	28.3917	2,504,453	—	1.35	to	2.10	34.02	to	33.01
2018	94,622	26.7752	to	20.2822	2,028,921	—	1.35	to	2.10	(7.23)	to	(7.93)
2017	104,827	28.8616	to	22.0295	2,435,467	0.01	1.35	to	2.10	24.80	to	23.87

O23
2021	45,706	14.5354	to	13.3798	631,385	1.22	1.35	to	1.90	8.81	to	8.21
2020	54,505	13.3581	to	12.3648	694,753	1.89	1.35	to	1.90	13.04	to	12.41
2019	58,228	11.8170	to	10.9996	658,784	2.02	1.35	to	1.90	15.64	to	15.00
2018	62,779	10.2190	to	9.5653	616,489	1.74	1.35	to	1.90	(6.81)	to	(7.33)
2017	66,073	10.9659	to	10.3221	699,069	1.70	1.35	to	1.90	7.48	to	6.89

O20
2021	52,678	45.0687	to	39.2744	2,247,915	—	1.35	to	2.10	13.62	to	12.76
2020	61,725	39.6661	to	34.8287	2,324,145	0.42	1.35	to	2.10	25.62	to	24.67
2019	81,886	31.5768	to	27.9367	2,463,333	0.64	1.35	to	2.10	29.68	to	28.71
2018	100,583	24.3490	to	21.7055	2,330,518	0.74	1.35	to	2.10	(14.57)	to	(15.21)
2017	105,578	28.5004	to	25.6003	2,871,082	0.73	1.35	to	2.10	34.49	to	33.48

O21
2021	231,098	41.5222	to	40.0794	9,657,294	0.48	1.35	to	2.10	25.52	to	24.57
2020	299,901	33.0804	to	32.1730	10,005,556	1.09	1.35	to	2.10	12.16	to	11.31
2019	371,325	29.4943	to	28.9036	11,089,969	0.81	1.35	to	2.10	29.96	to	28.99
2018	477,827	22.6943	to	22.4084	11,013,489	0.91	1.35	to	2.10	(9.34)	to	(10.03)
2017	567,396	25.0328	to	23.8824	14,443,530	1.03	1.35	to	2.30	15.07	to	13.97

O04
2021	2,061	48.7862	to	54.2448	115,271	0.17	1.35	to	1.85	20.62	to	20.01
2020	2,787	40.4472	to	45.2008	126,545	0.37	1.35	to	1.85	18.02	to	17.42
2019	3,351	34.2713	to	40.3218	128,860	0.00	1.35	to	1.90	24.44	to	23.74
2018	4,778	27.5415	to	29.8777	148,882	0.06	1.35	to	2.10	(11.75)	to	(12.42)
2017	4,908	31.2086	to	34.1142	173,066	0.94	1.35	to	2.10	12.38	to	11.53

P08
2021	54,625	19.7564	to	17.6129	1,040,638	11.19	1.35	to	2.05	14.67	to	13.86
2020	60,784	17.2291	to	15.4684	1,011,796	4.99	1.35	to	2.05	6.55	to	5.80
2019	68,592	16.1693	to	14.6198	1,071,783	2.94	1.35	to	2.05	10.39	to	9.61
2018	69,764	14.6475	to	13.3375	989,481	3.08	1.35	to	2.05	(6.69)	to	(7.35)
2017	82,418	15.6974	to	14.3952	1,252,479	4.78	1.35	to	2.05	12.02	to	11.23

PC0
2021	139,926	15.4932	to	14.4036	2,097,815	10.95	1.35	to	2.05	14.48	to	13.68
2020	155,071	13.5336	to	12.6708	2,036,619	4.86	1.35	to	2.05	6.45	to	5.70
2019	158,173	12.7134	to	11.9873	1,958,553	2.83	1.35	to	2.05	10.24	to	9.47
2018	154,349	11.5326	to	10.9508	1,741,830	3.04	1.35	to	2.05	(6.73)	to	(7.39)
2017	159,475	12.3644	to	11.8241	1,935,091	4.44	1.35	to	2.05	11.86	to	11.07

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
P70
2021	3,348	$6.5072	to	$6.2421	$21,237	3.85%	1.35%	to	1.75%	31.32%	to	30.79%
2020	6,660	4.9553	to	4.7725	32,264	6.53	1.35	to	1.75	(0.14)	to	(0.54)
2019	9,509	4.9621	to	4.7984	46,060	4.29	1.35	to	1.75	9.85	to	9.41
2018	10,237	4.5171	to	4.3856	45,328	1.97	1.35	to	1.75	(15.36)	to	(15.71)
2017	10,418	5.3371	to	5.2027	54,648	10.87	1.35	to	1.75	0.68	to	0.27

P10
2021	254,359	7.5115	to	6.6410	1,812,678	4.23	1.35	to	2.10	31.55	to	30.56
2020	355,494	5.7101	to	5.0866	1,930,774	6.40	1.35	to	2.10	(0.02)	to	(0.77)
2019	420,996	5.7111	to	5.1262	2,308,704	4.43	1.35	to	2.10	9.93	to	9.10
2018	476,050	5.1952	to	4.6985	2,377,054	2.09	1.35	to	2.10	(15.30)	to	(15.94)
2017	533,638	6.1333	to	5.5893	3,153,285	11.12	1.35	to	2.10	0.78	to	0.02

PK8
2021	21,701	34.8436	to	29.0215	705,274	4.48	1.35	to	2.10	(3.89)	to	(4.61)
2020	24,830	36.2527	to	30.4243	840,924	4.59	1.35	to	2.10	5.26	to	4.47
2019	26,093	34.4400	to	30.1957	842,902	4.43	1.35	to	2.10	13.25	to	12.40
2018	31,887	30.4103	to	25.9104	912,802	4.14	1.35	to	2.10	(6.02)	to	(6.74)
2017	31,502	32.3596	to	27.7816	965,539	5.07	1.35	to	2.10	8.42	to	7.60

P20
2021	457	13.4322	to	13.0187	5,951	4.35	1.35	to	1.65	(3.98)	to	(4.27)
2020	1,664	13.9894	to	13.5999	23,117	4.47	1.35	to	1.65	5.16	to	4.84
2019	1,651	13.3032	to	12.9722	21,823	4.32	1.35	to	1.65	13.14	to	12.80
2018	1,909	11.7584	to	11.5006	22,339	4.03	1.35	to	1.65	(6.12)	to	(6.40)
2017	1,915	12.5246	to	12.2875	23,891	4.97	1.35	to	1.65	8.31	to	7.98

PD6
2021	2,416,898	17.8246	to	16.2233	41,335,261	2.35	1.35	to	2.10	11.09	to	10.25
2020	2,754,821	16.0456	to	14.7149	42,530,655	7.93	1.35	to	2.10	15.14	to	14.27
2019	3,145,544	13.9360	to	12.8774	42,328,746	2.04	1.35	to	2.10	15.39	to	14.52
2018	3,679,953	12.0777	to	11.2449	43,005,695	1.61	1.35	to	2.10	(6.89)	to	(7.59)
2017	4,452,973	12.9713	to	12.1691	56,143,036	2.11	1.35	to	2.10	12.46	to	11.62

PH2
2021	2,824	21.5920	to	20.7128	60,133	0.07	1.35	to	1.75	17.73	to	17.25
2020	2,145	18.3408			39,342	1.11	1.35			11.51
2019	2,386	16.4478			39,236	1.84	1.35			25.81

P06
2021	98,937	17.5934	to	15.6145	1,679,717	4.90	1.35	to	2.05	4.19	to	3.46
2020	119,334	16.8864	to	15.0930	1,939,951	1.38	1.35	to	2.05	10.21	to	9.43
2019	155,528	15.3221	to	13.7919	2,328,319	1.65	1.35	to	2.05	6.99	to	6.23
2018	170,318	14.3216	to	12.9825	2,389,120	2.51	1.35	to	2.05	(3.53)	to	(4.21)
2017	203,382	14.8454	to	13.5530	2,971,241	2.38	1.35	to	2.05	2.26	to	1.55

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - REGATTA

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
P07
2021	374,075	$18.0230	to	$15.6840	$6,391,592	1.82%	1.35%	to	2.05%	(2.60%)	to	(3.28%)
2020	382,467	18.5034	to	16.2160	6,735,543	2.13	1.35	to	2.05	7.19	to	6.44
2019	440,806	17.2616	to	15.2349	7,284,844	3.02	1.35	to	2.05	6.91	to	6.16
2018	506,947	16.1457	to	14.3508	7,858,696	2.53	1.35	to	2.05	(1.88)	to	(2.57)
2017	636,583	16.4544	to	14.7292	10,100,477	2.02	1.35	to	2.05	3.51	to	2.78

PI3
2021	80,260	9.6560	to	8.9298	742,363	—	1.35	to	2.10	(0.60)	to	(1.35)
2020	86,264	9.7146	to	9.0522	805,053	—	1.35	to	2.10	(8.63)	to	(9.32)
2019	76,719	10.6321	to	9.9824	787,304	—	1.35	to	2.10	4.49	to	3.70
2018	73,793	10.1754	to	9.6262	729,421	0.37	1.35	to	2.10	(9.09)	to	(9.77)
2017	77,341	11.1924	to	10.6690	842,859	—	1.35	to	2.10	5.54	to	4.75

P72
2021	14,826	35.0558	to	32.5908	498,701	1.20	1.35	to	2.05	25.59	to	24.71
2020	17,614	27.9129	to	26.1335	474,307	1.84	1.35	to	2.05	4.37	to	3.64
2019	18,238	26.7432	to	25.2160	472,456	2.02	1.35	to	2.05	28.65	to	27.75
2018	19,592	20.7878	to	19.7392	396,383	0.71	1.35	to	2.05	(9.73)	to	(10.37)
2017	28,316	23.0279	to	22.0219	637,683	1.59	1.35	to	2.05	17.18	to	16.35

W41
2021	86	35.3939			3,047	—	1.85			3.88
2020	202	34.0723			6,885	0.85	1.85			24.31
2019	246	27.4088			6,747	0.08	1.85			26.92
2018	331	21.5960			7,157	0.11	1.85			(14.04)
2017	496	25.1227			12,451	0.18	1.85			24.34

1

Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, which are net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Sub-Accounts invest.

2

Ratio represents the contract expenses of the Sub-Account, consisting primarily of mortality and expense charges and distribution and administrative expense charges. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

3

Ratio represents the total return for the year indicated, including changes in the value of the underlying mutual fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in reduction in the total return presented. The total return is calculated for each period indicated or from the effective date through the end of the reporting period using the unit value of the beginning period that corresponds to the lowest or highest ending period unit value disclosed. The total returns are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts.

4

The unit values are not a direct calculation of net assets over the number of units allocated to the Sub-Account. The unit values are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts. Some unit values may be outside of the range due to timing of the related Sub-Account level’s commencement date. Unit values of product pricing levels with zero units during the period are excluded when determining the range. Some Sub-Accounts with one expense ratio may have more than one unit value due to the timing of the launch date of certain products in which these Sub-Accounts are available.

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable

Account C – All-Star

Financial Statements as of and for the Year Ended December 31, 2021 and Reports of Independent Auditors

DELAWARE LIFE NY VARIABLE ACCOUNT C – ALL-STAR

(A Separate Account of Delaware Life Insurance Company of New York)

Index

December 31, 2021

Page(s)

Reports of Independent Auditors	1-4

Financial Statements

Statements of Assets and Liabilities	5-6

Statements of Operations	7-14

Statements of Changes in Net Assets	15-26

Notes to the Financial Statements	27-38

KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Delaware Life Insurance Company of New York and the Contract Owners of Delaware Life NY Variable Account C – All-Star:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts listed in the Appendix that comprise the Delaware Life NY Variable Account C – All-Star (the Sub-Accounts), as of December 31, 2021, the related statements of operations and changes in net assets for the year or period indicated in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights in note 9 for the year or period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Sub-Account as of December 31, 2021, the results of their operations and changes in their net assets for the year or period indicated in the Appendix and the financial highlights for the year or period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Sub-Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Sub-Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds; when replies were not received from the transfer agent, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/KPMG LLP

We have served as the auditor of Delaware Life Insurance Company of New York’s separate accounts since 2021.

Boston, Massachusetts

April 28, 2022

Appendix

AB VPS Global Thematic Growth Portfolio (Class B) Sub-Account (A70) (1)

AB VPS Growth and Income Portfolio (Class B) Sub-Account (A71) (1)

Columbia Variable Portfolio – Dividend Opportunity Fund Class 2 Sub-Account (C49) (1)

Columbia Variable Portfolio – Government Money Market Fund Class 1 Sub-Account (C75) (1)

Columbia Variable Portfolio – Income Opportunities Fund Class 2 Sub-Account (C76) (1)

Columbia Variable Portfolio – Large Cap Growth Fund Class 2 Sub-Account (C60) (1)

Columbia Variable Portfolio – Select Mid Cap Value Fund Class 1 Sub-Account (C66) (1)

Columbia Variable Portfolio – Large Cap Index Fund Class 2 Sub-Account (C68) (1)

Columbia Variable Portfolio – Strategic Income Fund Class 2 Sub-Account (C73) (1)

Columbia Variable Portfolio – U.S. Government Mortgage Fund Class 2 Sub-Account (C70) (1)

Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20) (1)

Franklin Templeton Growth and Income VIP Fund (Class 2) Sub-Account (F51) (1)

Franklin Templeton Mutual Shares VIP Fund Class 2 Sub-Account (F54) (1)

MFS VIT I Growth Series Service Class Sub-Account (M80) (1)

MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3) (1)

MFS VIT I Investors Trust Series (Service Class) Sub-Account (M10) (1)

MFS VIT I New Discovery Series Service Class Sub-Account (M42) (1)

MFS VIT I Value Series Initial Class Sub-Account (M83) (1)

MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3) (1)

PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06) (1)

PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07) (1)

Wanger Select Fund Sub-Account (W41) (1)

Wanger USA Sub-Account (W42) (1)

(1)	Statements of assets and liabilities as of December 31, 2021 and statements of operations and changes in net assets for the year ended December 31, 2021.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Delaware Life Insurance Company of New York and the Contract Owners of Variable Account C:

Opinions on the Financial Statements

We have audited the accompanying statements of changes in net assets of each of the subaccounts of Variable Account C – All Star for the period indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the changes in net assets of each of the subaccounts of Variable Account C – All Star for the period indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB VPS Global Thematic Growth Portfolio (Class B) Sub-Account (A70) (1)	Franklin Templeton Growth and Income VIP Fund (Class 2) Sub-Account (F51) (1)

AB VPS Growth and Income Portfolio (Class B) Sub-Account (A71) (1)	Franklin Templeton Mutual Shares VIP Fund Class 2 Sub-Account (F54) (1)

AB VPS International Growth Portfolio (Class B) Sub-Account (AM2) (1)	MFS VIT I Growth Series Service Class Sub-Account (M80) (1)

Columbia Variable Portfolio - Asset Allocation Fund Class 2 Sub-Account (C55) (2)	MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3) (1)

Columbia Variable Portfolio - Dividend Opportunity Fund Class 2 Sub-Account (C49) (1)	MFS VIT I Investors Trust Series (Service Class) Sub-Account (M10) (1)

Columbia Variable Portfolio - Government Money Market Fund Class 1 Sub-Account (C75) (1)	MFS VIT I New Discovery Series Service Class Sub-Account (M42) (1)

Columbia Variable Portfolio - Income Opportunities Fund Class 2 Sub-Account (C76) (1)	MFS VIT I Value Series Initial Class Sub-Account (M83) (1)

Columbia Variable Portfolio - Large Cap Growth Fund Class 2 Sub-Account (C60) (1)	MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3) (1)

Columbia Variable Portfolio - Select Mid Cap Value Fund Class 1 Sub-Account (C66) (1)	PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06) (1)

Columbia Variable Portfolio - Large Cap Index Fund Class 2 Sub-Account (C68) (1)	PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07) (1)

Columbia Variable Portfolio - Strategic Income Fund Class 2 Sub-Account (C73) (1)	Wanger International Sub-Account (W39) (1)

Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 2 Sub-Account (C70) (1)	Wanger Select Fund Sub-Account (W41) (1)

Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20) (1)	Wanger USA Sub-Account (W42) (1)

(1) Statement of changes in net assets for the year ended December 31, 2020.

(2) Statement of changes in net assets for the period January 1, 2020 to April 24, 2020 (date of liquidation).

Basis for Opinions

These financial statements are the responsibility of the Delaware Life Insurance Company of New York management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Variable Account C – All Star based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Variable Account C – All Star in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

PricewaterhouseCoopers LLP, 185 Asylum Street, Suite 2400, Hartford, CT 06103-3404

T: (860) 241 7000, www.pwc.com/us

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Hartford, CT

April 28, 2021

We served as the auditor of one or more of the subaccounts of Variable Account C – All Star from 2013 to 2020.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2021

		Assets
	Shares	Cost	Investments at fair value	Total Assets	Net Assets
AB VPS Global Thematic Growth Portfolio (Class B) Sub-Account (A70)	612	$12,546	$26,794	$26,794	$26,794
AB VPS Growth and Income Portfolio (Class B) Sub-Account (A71)	4,769	119,966	172,242	172,242	172,242
AB VPS International Growth Portfolio (Class B) Sub-Account (AM2)¹	—	—	—	—	—
Columbia Variable Portfolio - Dividend Opportunity Fund Class 2 Sub-Account (C49)	113	1,923	4,136	4,136	4,136
Columbia Variable Portfolio - Government Money Market Fund Class 1 Sub-Account (C75)	250,837	250,837	250,837	250,837	250,837
Columbia Variable Portfolio - Income Opportunities Fund Class 2 Sub-Account (C76)	11,093	87,729	80,644	80,644	80,644
Columbia Variable Portfolio - Large Cap Growth Fund Class 2 Sub-Account (C60)	1,189	13,710	43,805	43,805	43,805
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 1 Sub-Account (C66)	876	10,523	32,300	32,300	32,300
Columbia Variable Portfolio - Large Cap Index Fund Class 2 Sub-Account (C68)	1,272	12,141	48,622	48,622	48,622
Columbia Variable Portfolio - Strategic Income Fund Class 2 Sub-Account (C73)	1,272	7,343	5,343	5,343	5,343
Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 2 Sub-Account (C70)	9,781	102,184	100,840	100,840	100,840
Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20)	11,499	148,957	156,273	156,273	156,273
Franklin Templeton Growth and Income VIP Fund (Class 2) Sub-Account (F51)	4,947	62,229	73,023	73,023	73,023
Franklin Templeton Mutual Shares VIP Fund Class 2 Sub-Account (F54)	1,628	27,612	31,258	31,258	31,258
MFS VIT I Growth Series Service Class Sub-Account (M80)	2,743	135,864	205,024	205,024	205,024
MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3)	45	845	1,211	1,211	1,211
MFS VIT I Investors Trust Series (Service Class) Sub-Account (M10)	1,284	31,767	56,444	56,444	56,444
MFS VIT I New Discovery Series Service Class Sub-Account (M42)	356	6,489	7,054	7,054	7,054
MFS VIT I Value Series Initial Class Sub-Account (M83)	3,778	68,588	93,386	93,386	93,386
MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3)	3,013	23,651	33,412	33,412	33,412
PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06)	2,458	32,151	34,388	34,388	34,388
PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07)	29,472	325,422	317,123	317,123	317,123
Wanger International Sub-Account (W39)¹	—	—	—	—	—
Wanger Select Fund Sub-Account (W41)	1,237	23,678	23,872	23,872	23,872
Wanger USA Sub-Account (W42)	14,832	333,110	381,764	381,764	381,764

[1]

This Sub-Account is active but had zero balance as of December 31, 2021, and no activity for the years ended December 31, 2021 and 2020. Therefore, this Sub-Account is not presented in the Statements of Operations and Statements of Changes in Net Assets.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2021

	Units	Net Assets
A70	675	$26,794
A71	4,425	172,242
C49	195	4,136
C75	27,958	250,837
C76	6,250	80,644
C60	1,068	43,805
C66	1,284	32,300
C68	1,437	48,622
C73	240	5,343
C70	9,597	100,840
T20	7,630	156,273
F51	2,067	73,023
F54	1,173	31,258
M80	2,611	205,024
MB3	48	1,211
M10	1,218	56,444
M42	117	7,054
M83	3,498	93,386
MG3	1,069	33,412
P06	2,076	34,388
P07	18,862	317,123
W41	496	23,872
W42	6,383	381,764

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2021

	A70	A71	C49
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$1,036	$—

Expenses:
Mortality and expense risk charges	(385)	(2,354)	(54)
Distribution and administrative expense charges	(94)	(530)	(13)

Net investment income (loss)	(479)	(1,848)	(67)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	4,791	9,487	175
Realized gain distributions	3,044	—	—

Net realized gains (losses)	7,835	9,487	175

Net change in unrealized appreciation (depreciation)	(2,316)	29,729	726

Net realized and change in unrealized gains (losses)	5,519	39,216	901

Net increase (decrease) from operations	$5,040	$37,368	$834

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	C75	C76	C60
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$48	$7,077	$—

Expenses:
Mortality and expense risk charges	(3,584)	(1,118)	(554)
Distribution and administrative expense charges	(789)	(256)	(137)

Net investment income (loss)	(4,325)	5,703	(691)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	—	(656)	1,495
Realized gain distributions	—	—	—

Net realized gains (losses)	—	(656)	1,495

Net change in unrealized appreciation (depreciation)	—	(3,220)	8,710

Net realized and change in unrealized gains (losses)	—	(3,876)	10,205

Net increase (decrease) from operations	$(4,325)	$1,827	$9,514

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	C66	C68	C73
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—	$283

Expenses:
Mortality and expense risk charges	(587)	(767)	(87)
Distribution and administrative expense charges	(130)	(184)	(16)

Net investment income (loss)	(717)	(951)	180

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	14,674	17,840	(117)
Realized gain distributions	—	—	—

Net realized gains (losses)	14,674	17,840	(117)

Net change in unrealized appreciation (depreciation)	(2,604)	(4,361)	(79)

Net realized and change in unrealized gains (losses)	12,070	13,479	(196)

Net increase (decrease) from operations	$11,353	$12,528	$(16)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	C70	T20	F51
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$1,823	$2,798	$1,703

Expenses:
Mortality and expense risk charges	(1,416)	(2,211)	(1,057)
Distribution and administrative expense charges	(309)	(488)	(238)

Net investment income (loss)	98	99	408

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	65	931	(276)
Realized gain distributions	1,611	—	4,700

Net realized gains (losses)	1,676	931	4,424

Net change in unrealized appreciation (depreciation)	(4,723)	2,608	9,267

Net realized and change in unrealized gains (losses)	(3,047)	3,539	13,691

Net increase (decrease) from operations	$(2,949)	$3,638	$14,099

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	F54	M80	MB3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$878	$—	$—

Expenses:
Mortality and expense risk charges	(443)	(2,863)	(18)
Distribution and administrative expense charges	(106)	(618)	(1)

Net investment income (loss)	329	(3,481)	(19)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	787	16,144	26
Realized gain distributions	—	28,253	148

Net realized gains (losses)	787	44,397	174

Net change in unrealized appreciation (depreciation)	3,579	(2,503)	81

Net realized and change in unrealized gains (losses)	4,366	41,894	255

Net increase (decrease) from operations	$4,695	$38,413	$236

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	M10	M42	M83
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$219	$—	$1,194

Expenses:
Mortality and expense risk charges	(711)	(120)	(1,299)
Distribution and administrative expense charges	(184)	(22)	(289)

Net investment income (loss)	(676)	(142)	(394)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	2,104	29	3,561
Realized gain distributions	1,678	1,323	1,989

Net realized gains (losses)	3,782	1,352	5,550

Net change in unrealized appreciation (depreciation)	8,182	(1,235)	13,579

Net realized and change in unrealized gains (losses)	11,964	117	19,129

Net increase (decrease) from operations	$11,288	$(25)	$18,735

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	MG3	P06	P07
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$243	$1,965	$5,833

Expenses:
Mortality and expense risk charges	(604)	(594)	(4,475)
Distribution and administrative expense charges	(124)	(147)	(1,033)

Net investment income (loss)	(485)	1,224	325

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	5,011	1,683	420
Realized gain distributions	206	—	13,295

Net realized gains (losses)	5,217	1,683	13,715

Net change in unrealized appreciation (depreciation)	6,595	(1,548)	(23,501)

Net realized and change in unrealized gains (losses)	11,812	135	(9,786)

Net increase (decrease) from operations	$11,327	$1,359	$(9,461)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	W41	W42
	Sub-Account	Sub-Account
Income:
Dividend income	$—	$2,929

Expenses:
Mortality and expense risk charges	(397)	(5,396)
Distribution and administrative expense charges	(90)	(1,288)

Net investment income (loss)	(487)	(3,755)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	829	937
Realized gain distributions	2,533	12,281

Net realized gains (losses)	3,362	13,218

Net change in unrealized appreciation (depreciation)	(1,714)	16,162

Net realized and change in unrealized gains (losses)	1,648	29,380

Net increase (decrease) from operations	$1,161	$25,625

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	A70 Sub-Account		A71 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(479)	$(322)	$(1,848)	$(628)
Net realized gains (losses)	7,835	4,022	9,487	19,389
Net change in unrealized appreciation (depreciation)	(2,316)	4,633	29,729	(15,023)

Net increase (decrease) from operations	5,040	8,333	37,368	3,738

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	2	(1,496)	(15,915)	7,735
Withdrawals, surrenders, annuitizations and contract charges	(7,634)	(619)	(1,553)	(20,783)

Net accumulation activity	(7,632)	(2,115)	(17,468)	(13,048)

Net increase (decrease) from contract owner transactions	(7,632)	(2,115)	(17,468)	(13,048)

Total increase (decrease) in net assets	(2,592)	6,218	19,900	(9,310)

Net assets at beginning of year	29,386	23,168	152,342	161,652

Net assets at end of year	$26,794	$29,386	$172,242	$152,342

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	C55 Sub-Account[2]		C49 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$—	$2,293	$(67)	$(57)
Net realized gains (losses)	—	1,249	175	124
Net change in unrealized appreciation (depreciation)	—	(12,372)	726	(103)

Net increase (decrease) from operations	—	(8,830)	834	(36)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	—	(119,660)	(2)	(1)
Withdrawals, surrenders, annuitizations and contract charges	—	(2,761)	(227)	(199)

Net accumulation activity	—	(122,421)	(229)	(200)

Net increase (decrease) from contract owner transactions	—	(122,421)	(229)	(200)

Total increase (decrease) in net assets	—	(131,251)	605	(236)

Net assets at beginning of year	—	131,251	3,531	3,767

Net assets at end of year	$—	$—	$4,136	$3,531

[2]	Columbia Variable Portfolio - Asset Allocation Fund Class 2 Sub-Account (C55) was closed on April 24, 2020 due to merger.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	C75 Sub-Account		C76 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(4,325)	$(3,231)	$5,703	$1,989
Net realized gains (losses)	—	—	(656)	(1,357)
Net change in unrealized appreciation (depreciation)	—	—	(3,220)	1,995

Net increase (decrease) from operations	(4,325)	(3,231)	1,827	2,627

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	14,609	107,989	3,321	4,070
Withdrawals, surrenders, annuitizations and contract charges	(14,056)	(32,720)	(506)	(1,831)

Net accumulation activity	553	75,269	2,815	2,239

Net increase (decrease) from contract owner transactions	553	75,269	2,815	2,239

Total increase (decrease) in net assets	(3,772)	72,038	4,642	4,866

Net assets at beginning of year	254,609	182,571	76,002	71,136

Net assets at end of year	$250,837	$254,609	$80,644	$76,002

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	C60 Sub-Account		C66 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(691)	$(514)	$(717)	$(671)
Net realized gains (losses)	1,495	18,081	14,674	458
Net change in unrealized appreciation (depreciation)	8,710	(6,314)	(2,604)	2,500

Net increase (decrease) from operations	9,514	11,253	11,353	2,287

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(2,416)	(13,430)	(1)	779
Withdrawals, surrenders, annuitizations and contract charges	(9)	(3,821)	(23,431)	(259)

Net accumulation activity	(2,425)	(17,251)	(23,432)	520

Net increase (decrease) from contract owner transactions	(2,425)	(17,251)	(23,432)	520

Total increase (decrease) in net assets	7,089	(5,998)	(12,079)	2,807

Net assets at beginning of year	36,716	42,714	44,379	41,572

Net assets at end of year	$43,805	$36,716	$32,300	$44,379

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	C68 Sub-Account		C73 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(951)	$(946)	$180	$75
Net realized gains (losses)	17,840	2,230	(117)	(121)
Net change in unrealized appreciation (depreciation)	(4,361)	7,036	(79)	282

Net increase (decrease) from operations	12,528	8,320	(16)	236

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(1,128)	(1,518)	—	—
Withdrawals, surrenders, annuitizations and contract charges	(22,627)	(930)	—	(3)

Net accumulation activity	(23,755)	(2,448)	—	(3)

Net increase (decrease) from contract owner transactions	(23,755)	(2,448)	—	(3)

Total increase (decrease) in net assets	(11,227)	5,872	(16)	233

Net assets at beginning of year	59,849	53,977	5,359	5,126

Net assets at end of year	$48,622	$59,849	$5,343	$5,359

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	C70 Sub-Account		T20 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$98	$562	$99	$2,844
Net realized gains (losses)	1,676	738	931	(136)
Net change in unrealized appreciation (depreciation)	(4,723)	1,193	2,608	(3,735)

Net increase (decrease) from operations	(2,949)	2,493	3,638	(1,027)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	7,514	7,678	3,495	2,715
Withdrawals, surrenders, annuitizations and contract charges	(641)	(2,950)	(406)	(18,501)

Net accumulation activity	6,873	4,728	3,089	(15,786)

Net increase (decrease) from contract owner transactions	6,873	4,728	3,089	(15,786)

Total increase (decrease) in net assets	3,924	7,221	6,727	(16,813)

Net assets at beginning of year	96,916	89,695	149,546	166,359

Net assets at end of year	$100,840	$96,916	$156,273	$149,546

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	F51 Sub-Account		F54 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$408	$1,082	$329	$295
Net realized gains (losses)	4,424	12,027	787	983
Net change in unrealized appreciation (depreciation)	9,267	(10,185)	3,579	(1,757)

Net increase (decrease) from operations	14,099	2,924	4,695	(479)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(3,904)	1,650	(1,313)	3,109
Withdrawals, surrenders, annuitizations and contract charges	(1,115)	(1,092)	(630)	(576)

Net accumulation activity	(5,019)	558	(1,943)	2,533

Net increase (decrease) from contract owner transactions	(5,019)	558	(1,943)	2,533

Total increase (decrease) in net assets	9,080	3,482	2,752	2,054

Net assets at beginning of year	63,943	60,461	28,506	26,452

Net assets at end of year	$73,023	$63,943	$31,258	$28,506

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	M80 Sub-Account		MB3 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(3,481)	$(3,127)	$(19)	$(111)
Net realized gains (losses)	44,397	43,867	174	2,564
Net change in unrealized appreciation (depreciation)	(2,503)	6,602	81	(2,446)

Net increase (decrease) from operations	38,413	47,342	236	7

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(16,470)	(16,080)	(2)	(1.00)
Withdrawals, surrenders, annuitizations and contract charges	(1,025)	(31,744)	(59)	(11,796)

Net accumulation activity	(17,495)	(47,824)	(61)	(11,797)

Net increase (decrease) from contract owner transactions	(17,495)	(47,824)	(61)	(11,797)

Total increase (decrease) in net assets	20,918	(482)	175	(11,790)

Net assets at beginning of year	184,106	184,588	1,036	12,826

Net assets at end of year	$205,024	$184,106	$1,211	$1,036

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	M10 Sub-Account		M42 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(676)	$(538)	$(142)	$(101)
Net realized gains (losses)	3,782	2,641	1,352	570
Net change in unrealized appreciation (depreciation)	8,182	2,993	(1,235)	1,654

Net increase (decrease) from operations	11,288	5,096	(25)	2,123

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(1,007)	(247)	—	—
Withdrawals, surrenders, annuitizations and contract charges	(1,783)	(1,619)	—	(2)

Net accumulation activity	(2,790)	(1,866)	—	(2)

Net increase (decrease) from contract owner transactions	(2,790)	(1,866)	—	(2)

Total increase (decrease) in net assets	8,498	3,230	(25)	2,121

Net assets at beginning of year	47,946	44,716	7,079	4,958

Net assets at end of year	$56,444	$47,946	$7,054	$7,079

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	M83 Sub-Account		MG3 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(394)	$(165)	$(485)	$(226)
Net realized gains (losses)	5,550	5,948	5,217	1,665
Net change in unrealized appreciation (depreciation)	13,579	(3,555)	6,595	(577)

Net increase (decrease) from operations	18,735	2,228	11,327	862

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(9,207)	2,343	—	1,413
Withdrawals, surrenders, annuitizations and contract charges	(727)	(9,293)	(23,146)	(15)

Net accumulation activity	(9,934)	(6,950)	(23,146)	1,398

Net increase (decrease) from contract owner transactions	(9,934)	(6,950)	(23,146)	1,398

Total increase (decrease) in net assets	8,801	(4,722)	(11,819)	2,260

Net assets at beginning of year	84,585	89,307	45,231	42,971

Net assets at end of year	$93,386	$84,585	$33,412	$45,231

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	P06 Sub-Account		P07 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$1,224	$(186)	$325	$1,240
Net realized gains (losses)	1,683	(179)	13,715	4,493
Net change in unrealized appreciation (depreciation)	(1,548)	4,770	(23,501)	14,084

Net increase (decrease) from operations	1,359	4,405	(9,461)	19,817

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	3	3	13	13
Transfers between Sub-Accounts (including the Fixed Account), net	1,138	364	19,258	44,977
Withdrawals, surrenders, annuitizations and contract charges	(20,103)	(864)	(20,426)	(29,687)

Net accumulation activity	(18,962)	(497)	(1,155)	15,303

Net increase (decrease) from contract owner transactions	(18,962)	(497)	(1,155)	15,303

Total increase (decrease) in net assets	(17,603)	3,908	(10,616)	35,120

Net assets at beginning of year	51,991	48,083	327,739	292,619

Net assets at end of year	$34,388	$51,991	$317,123	$327,739

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	W41 Sub-Account		W42 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(487)	$(263)	$(3,755)	$(5,611)
Net realized gains (losses)	3,362	2,021	13,218	2,603
Net change in unrealized appreciation (depreciation)	(1,714)	4,294	16,162	77,617

Net increase (decrease) from operations	1,161	6,052	25,625	74,609

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	646	(1,867)	1,411	(30,433)
Withdrawals, surrenders, annuitizations and contract charges	(6,862)	(306)	(9,066)	(35,780)

Net accumulation activity	(6,216)	(2,173)	(7,655)	(66,213)

Net increase (decrease) from contract owner transactions	(6,216)	(2,173)	(7,655)	(66,213)

Total increase (decrease) in net assets	(5,055)	3,879	17,970	8,396

Net assets at beginning of year	28,927	25,048	363,794	355,398

Net assets at end of year	$23,872	$28,927	$381,764	$363,794

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL-STAR

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2021

1. BUSINESS AND ORGANIZATION

Delaware Life NY Variable Account C (the “Variable Account”) is a separate account of Delaware Life Insurance Company of New York (the “Sponsor”). The Variable Account was established on October 18, 1985 as a funding vehicle for the variable portion of Columbia All-Star NY contracts, Columbia All-Star Extra NY contracts, and Columbia All-Star Freedom NY contracts (the “Contracts”). The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust existing in accordance with the regulations of the New York Insurance Department and is an investment company. Accordingly, the Variable Account follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The assets of the Variable Account are divided into “Sub-Accounts”. Each Sub-Account is invested in shares of a specific mutual fund (collectively the “Funds”), or series thereof, registered under the Investment Company Act of 1940, as amended. The contract owners of the Variable Account direct the deposits into the Sub-Accounts of the Variable Account.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor’s other assets and liabilities. Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

There were no Sub-Accounts held by contract owners of the Variable Account that had name changes, merged, liquidated or were closed during the current year.

There were no Sub-Accounts held by the contract owners of the Variable Account with commencement dates earlier than the past five years, but for which the first activity occurred within the last five years.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Investment Valuation and Transactions

Investments made in mutual funds are carried at fair value and are valued at their closing net asset value as determined by the respective mutual fund, which in turn value their investments at fair value, as of December 31, 2021. Transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are determined on the first in, first out basis. Dividend income and realized gain distributions are reinvested in additional fund shares and recognized on the ex-dividend date.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL-STAR

(A Separate Account of Delaware Life Insurance Company of New York)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Units

The number of units credited is determined by dividing the dollar amount allocated to a Sub-Account by the unit value for that Sub-Account for the period during which the purchase payment was received. The unit value for each Sub-Account is established at $10.00 for the first period of that Sub-Account and is subsequently measured based on the performance of the investments and the contract charges selected by the contract holder, as discussed in Note 5.

Purchase Payments

Upon issuance of new contracts, the initial purchase payment is credited to the contract in the form of units. All subsequent purchase payments are applied using the unit values for the period during which the purchase payment is received.

Transfers

Transfers between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds at the net asset value at the time of receipt. In addition, transfers can be made between the Sub-Accounts and the “Fixed Account”. The Fixed Account is part of the general account of the Sponsor in which purchase payments or contract values may be allocated or transferred.

Withdrawals

At any time during the accumulation phase (the period before the first annuity payment), the contract owner may elect to receive a cash withdrawal payment under the contract. If the contract owner requests a full withdrawal, the contract owner will receive the value of their account at the end of period, less the contract maintenance charge for the current contract year and any applicable withdrawal charge.

If the contract owner requests a partial withdrawal, the contract owner will receive the amount requested less any applicable withdrawal charge and the account value will be reduced by the amount requested. Any requests for partial withdrawals that would result in the value of the contract owner’s account being reduced to an amount less than the contract maintenance charge for the current contract year is treated as a request for a full withdrawal.

Annuitization

On the annuity commencement date, the contract’s accumulation account is canceled and its adjusted value is applied to provide an annuity. The adjusted value will be equal to the value of the accumulation account for the period that ends immediately before the annuity commencement date, reduced by any applicable premium taxes or similar taxes and a proportionate amount of the contract maintenance charge.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL-STAR

(A Separate Account of Delaware Life Insurance Company of New York)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Annuity Payments

The amount of the first variable annuity payment is determined in accordance with the annuity payment rates found in the contracts. The number of units to be credited in respect to a particular Sub-Account is determined by dividing that portion of the first variable annuity payment attributable to that Sub-Account by the annuity unit value of that Sub-Account for the period that ends immediately before the annuity commencement date. The number of units of each Sub-Account credited to the contract then remains fixed, unless an exchange of units is made. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, depending on the investment performance of the Sub-Accounts.

Federal Income Taxes

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code (the “Code”). Under existing federal income tax law, investment income and realized gain distributions earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes. In the event of a change in applicable tax law, the Sponsor will review this policy and if necessary a provision may be made in future years.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires Sponsor’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate is fair value measurements of investments. Actual results could vary from the amounts derived from Sponsor management’s estimates.

Subsequent events

The Sponsor’s management has evaluated events subsequent to December 31, 2021 noting that there are no subsequent events requiring accounting adjustments or disclosure.

3. FAIR VALUE MEASUREMENTS

The Sub-Accounts’ investments are carried at fair value. Fair value is an exit price, representing the amount that would be received from a sale of an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value (i.e., Level 1, 2 and 3). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability. Topic 820 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.

The Variable Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three-level hierarchy described above. If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL-STAR

(A Separate Account of Delaware Life Insurance Company of New York)

3. FAIR VALUE MEASUREMENTS (CONTINUED)

The Variable Account uses the Funds’ closing net asset value to determine the fair value of its Sub-Accounts. As of December 31, 2021, the net assets held in the Variable Account were categorized as Level 1 assets under the Topic 820 hierarchy levels. There were no Level 2 or 3 investments in the Variable Account during the year ended December 31, 2021. There were no transfers between levels during the year ended December 31, 2021.

4. RELATED-PARTY TRANSACTIONS

The Sponsor provides administrative services necessary for the operation of the Variable Account. The Sponsor absorbs all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws.

5. CONTRACT CHARGES

Mortality and expense risk charges

Charges for mortality and expense risks, the optional death benefit riders, and the optional living benefit riders are based on the value of the Sub-Account and are deducted from the Variable Account at the end of each valuation period to cover the risks assumed by the Sponsor. These charges are reflected in the Statements of Operations. The deductions are calculated at different levels based upon the elections made by the contract holder and are transferred periodically to the Sponsor. As of December 31, 2021, the deduction is at an effective annual rate of the average daily value of the contract invested in the Variable Account as follows:

	Level 1	Level 2	Level 3	Level 4
Columbia All-Star NY contracts	1.30%	1.50%	1.70%	1.90%
Columbia All-Star Extra NY contracts	1.40%	1.60%	1.80%	2.00%
Columbia All-Star Freedom NY contracts	1.35%	1.55%	1.75%	—

Distribution and administrative expense charges

For assuming the risk that surrender charges may be insufficient to compensate the Sponsor for the costs of distributing the contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to Columbia All-Star Extra NY contracts and an effective annual rate of 0.20% of the net assets attributable to Columbia All-Star NY and Columbia All-Star Freedom NY contracts.

Additionally, a reimbursement for administrative expenses attributable to Columbia All-Star NY, Columbia All-Star Extra NY, and Columbia All-Star Freedom NY contracts, which exceed the charges received from the account administration fee (“Account Fee”), the Sponsor makes a deduction from the Sub-Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such contracts.

Distribution and administrative expense charges are reflected in the Statements of Operations.

Administration charges

Each year on the account anniversary date, an Account Fee of $30 is deducted from the participant’s account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, this Account Fee will be deducted pro rata from each variable annuity payment made during the year. These charges are reported as part of “Withdrawals, surrenders, annuitization and contract charges” in the Statements of Changes in Net Assets.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL-STAR

(A Separate Account of Delaware Life Insurance Company of New York)

5. CONTRACT CHARGES (CONTINUED)

Surrender charges

The Sponsor does not deduct a sales charge from purchase payments. However, a surrender charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sales of the contract if the contract holder requests a full withdrawal prior to reaching the pay-out phase. In no event shall the aggregate surrender charges exceed 8% of the purchase payments made under the contract. These charges are reported as part of “Withdrawals, surrenders, annuitization and contract charges” in the Statements of Changes in Net Assets.

Optional living benefit rider charges (“Benefit Fee”)

A specific quarterly charge, equal to 0.125% of account value, is deducted on the last day of the Account Quarter, (“Account Quarters” are defined as three-month periods, with the first Account Quarter beginning on the date the contracts were issued), if Secured Returns 2 optional living benefit rider is elected. This optional living benefit rider is available on Columbia All-Star NY contracts and Columbia All-Star Extra NY contracts; however, no contracts were ever sold with the rider elected; therefore, there are no Benefit Fees reflected in the Variable Account’s financial statements.

Premium Taxes

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to make this deduction from the amount applied to provide an annuity at the time of annuitization.

6. INVESTMENT PURCHASES AND SALES

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2021 were as follows:

	Purchases	Sales
A70	$3,045	$8,112
A71	1,298	20,614
C49	—	296
C75	15,722	19,494
C76	10,979	2,461
C60	12	3,128
C66	—	24,149
C68	—	24,706
C73	283	103
C70	11,245	2,663
T20	13,249	10,061
F51	6,403	6,314
F54	2,000	3,614
M80	33,351	26,074
MB3	149	81
M10	1,897	3,685
M42	1,323	142
M83	3,184	11,523
MG3	449	23,874
P06	3,091	20,829
P07	39,519	27,054
W41	3,179	7,349
W42	20,538	19,667

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL-STAR

(A Separate Account of Delaware Life Insurance Company of New York)

7. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2021 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
A70	—	230	(230)
A71	21	504	(483)
C49	—	11	(11)
C75	1,773	1,729	44
C76	315	93	222
C60	—	62	(62)
C66	—	1,008	(1,008)
C68	—	796	(796)
C70	736	95	641
T20	513	360	153
F51	—	159	(159)
F54	43	122	(79)
M80	83	311	(228)
MB3	—	3	(3)
M10	—	69	(69)
M83	7	414	(407)
MG3	—	798	(798)
P06	71	1,276	(1,205)
P07	1,251	1,343	(92)
W41	14	149	(135)
W42	95	227	(132)

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL-STAR

(A Separate Account of Delaware Life Insurance Company of New York)

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

The changes in units outstanding for the year ended December 31, 2020 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
A70	—	73	(73)
A71	823	1,212	(389)
C55	19	5,125	(5,106)
C49	—	11	(11)
C75	14,027	5,842	8,185
C76	459	289	170
C60	471	1,076	(605)
C66	41	14	27
C68	—	96	(96)
C70	1,785	1,369	416
T20	1,396	2,025	(629)
F51	110	63	47
F54	223	55	168
M80	232	1,097	(865)
MB3	—	693	(693)
M10	2	55	(53)
M83	455	741	(286)
MG3	59	—	59
P06	141	189	(48)
P07	4,308	3,446	862
W41	—	49	(49)
W42	630	1,897	(1,267)

8. TAX DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a pension plan contract, is not treated as an annuity contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Sponsor believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

9. FINANCIAL HIGHLIGHTS

The summary of units outstanding, unit value (some of which may be rounded), net assets, investment income ratios, expense ratios (excluding expenses of the underlying mutual funds) and the total return, for each of the five years in the period ended December 31, is as follows:

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
A70
2021	675	$43.5097	to	$37.2018	$26,794	—%	1.70%	to	1.85%	20.49%	to	20.31%
2020	905	36.1094	to	30.9211	29,386	0.46	1.70	to	1.85	36.72	to	36.51
2019	978	26.4113	to	22.6509	23,168	0.16	1.70	to	1.85	27.58	to	27.39
2018	1,017	20.7015	to	17.7809	18,859	—	1.70	to	1.85	(11.52)	to	(11.65)
2017	1,029	23.3964	to	20.1263	21,569	—	1.70	to	1.85	33.99	to	33.79

A71
2021	4,425	37.5010	to	38.7612	172,242	0.62	1.65	to	1.90	25.74	to	25.42
2020	4,908	29.8253	to	30.9060	152,342	1.33	1.65	to	1.90	0.78	to	0.53
2019	5,297	29.5938	to	30.7444	161,652	1.03	1.65	to	1.90	21.58	to	21.27
2018	5,758	24.3415	to	25.3522	144,470	0.76	1.65	to	1.90	(7.40)	to	(7.64)
2017	6,143	26.2874	to	27.4491	166,404	1.27	1.65	to	1.90	16.65	to	16.36

AM2[5]
2018	—		22.3481		—	0.41		1.70			(19.01)
2017	1,424		27.5925		39,295	0.94		1.70			32.36

C55[6]
2019	5,106	25.0119	to	25.2186	131,251	1.72	1.65	to	1.90	18.88	to	18.58
2018	5,789	21.0400	to	21.2678	124,929	1.27	1.65	to	1.90	(6.38)	to	(6.62)
2017	12,314	22.4733	to	22.7748	286,378	1.43	1.65	to	1.90	13.47	to	13.19

C49
2021	195	21.2920	to	20.8340	4,136	—	1.70	to	1.90	23.76	to	23.51
2020	206	17.2042	to	16.8684	3,531	—	1.70	to	1.90	(0.81)	to	(1.02)
2019	217	17.3455	to	17.0417	3,767	—	1.70	to	1.90	21.66	to	21.41
2018	228	14.2574	to	14.0362	3,250	—	1.70	to	1.90	(7.61)	to	(7.80)
2017	10,431	15.4315	to	15.2233	160,965	—	1.70	to	1.90	12.19	to	11.96

C75
2021	27,958	9.0247	to	8.8275	250,837	0.02	1.65	to	1.90	(1.63)	to	(1.88)
2020	27,914	9.1738	to	8.9962	254,609	0.28	1.65	to	1.90	(1.35)	to	(1.60)
2019	19,729	9.2992	to	9.1424	182,571	1.88	1.65	to	1.90	0.22	to	(0.03)
2018	20,508	9.2787	to	9.1455	189,535	1.49	1.65	to	1.90	(0.16)	to	(0.42)
2017	23,314	9.2938	to	9.1838	215,895	0.42	1.65	to	1.90	(1.23)	to	(1.48)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
C76
2021	6,250	$13.0067	to	$12.7225	$80,644	9.03%	1.65%	to	1.90%	2.43%	to	2.17%
2020	6,028	12.6986	to	12.4528	76,002	4.64	1.65	to	1.90	3.93	to	3.67
2019	5,858	12.2183	to	12.0124	71,136	5.03	1.65	to	1.90	14.21	to	13.93
2018	6,312	10.6977	to	10.5441	67,184	4.78	1.65	to	1.90	(5.49)	to	(5.73)
2017	6,710	11.3194	to	11.1855	75,609	5.98	1.65	to	1.90	4.45	to	4.19

C60
2021	1,068	41.0900	to	40.8672	43,805	—	1.65	to	1.70	26.24	to	26.18
2020	1,130	32.5485	to	32.3886	36,716	—	1.65	to	1.70	32.19	to	32.13
2019	1,735		24.6217		42,714	—		1.65			33.30
2018	1,736	18.4703			32,060	—		1.65			(5.72)
2017	1,737	19.5915	to	19.5254	34,024	—	1.65	to	1.70	25.74	to	25.68

C66
2021	1,284	25.5539	to	25.0040	32,300	—	1.70	to	1.90	30.09	to	29.82
2020	2,292	19.6436	to	19.2600	44,379	—	1.70	to	1.90	5.65	to	5.44
2019	2,265	18.5923	to	18.2665	41,572	—	1.70	to	1.90	29.39	to	29.13
2018	2,344	14.3687	to	14.1457	33,307	—	1.70	to	1.90	(14.77)	to	(14.95)
2017	2,289	16.8590	to	16.6314	38,226	—	1.70	to	1.90	11.62	to	11.40

C68
2021	1,437	34.1756	to	33.2600	48,622	—	1.65	to	1.90	25.96	to	25.64
2020	2,233	27.1323	to	26.4725	59,849	—	1.65	to	1.90	15.80	to	15.51
2019	2,329	23.4298	to	22.9184	53,977	—	1.65	to	1.90	28.64	to	28.31
2018	2,437	18.2137	to	17.8615	43,976	—	1.65	to	1.90	(6.52)	to	(6.76)
2017	5,321	19.4849	to	19.1570	103,100	—	1.65	to	1.90	19.22	to	18.92

C73
2021	240		22.2452		5,343	5.25		1.90			(0.30)
2020	240		22.3115		5,359	3.40		1.90			4.60
2019	240		21.3308		5,126	3.62		1.90			8.13
2018	240		19.7270		4,742	3.25		1.90			(2.53)
2017	240		20.2399		4,867	2.78		1.90			3.89

C70
2021	9,597	10.5929	to	10.3090	100,840	1.83	1.65	to	1.90	(2.83)	to	(3.07)
2020	8,956	10.9011	to	10.6360	96,916	2.38	1.65	to	1.90	3.12	to	2.86
2019	8,540	10.5713	to	10.3405	89,695	2.67	1.65	to	1.90	4.75	to	4.48
2018	9,707	10.0923	to	9.8971	97,429	2.64	1.65	to	1.90	(0.08)	to	(0.34)
2017	11,058	10.1007	to	9.9307	111,096	2.65	1.65	to	1.90	1.30	to	1.04

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
T20
2021	7,630	$20.2221	to	$19.8686	$156,273	1.79%	1.65%	to	1.90%	2.45%	to	2.19%
2020	7,477	19.7394	to	19.4437	149,546	3.71	1.65	to	1.90	(2.79)	to	(3.04)
2019	8,106	20.3057	to	20.0525	166,359	1.69	1.65	to	1.90	10.68	to	10.40
2018	7,928	18.3467	to	18.1641	146,946	2.65	1.65	to	1.90	(16.84)	to	(17.05)
2017	7,811	22.0623	to	21.8986	173,875	2.57	1.65	to	1.90	14.78	to	14.49

F51
2021	2,067	35.2186	to	36.0019	73,023	2.45	1.85	to	1.90	22.93	to	22.87
2020	2,226	28.6483	to	29.3006	63,943	3.78	1.85	to	1.90	3.57	to	3.52
2019	2,179	27.6611	to	28.3055	60,461	2.24	1.85	to	1.90	23.34	to	23.28
2018	2,251	23.7056	to	22.9609	50,627	2.41	1.70	to	1.90	(6.21)	to	(6.40)
2017	8,890	25.2742	to	24.5303	221,838	5.77	1.70	to	1.90	13.90	to	13.66

F54
2021	1,173	27.4397	to	26.4180	31,258	2.91	1.65	to	1.85	17.21	to	16.97
2020	1,252	23.4110	to	22.5851	28,506	3.01	1.65	to	1.85	(6.61)	to	(6.80)
2019	1,084	25.0682	to	24.2330	26,452	1.85	1.65	to	1.85	20.56	to	20.31
2018	1,106	20.7938	to	20.1418	22,422	2.42	1.65	to	1.85	(10.57)	to	(10.75)
2017	7,944	23.2518	to	22.5687	185,785	2.26	1.65	to	1.85	6.57	to	6.35

M80
2021	2,611	76.5271	to	77.0481	205,024	—	1.65	to	1.90	21.21	to	20.90
2020	2,839	63.1358	to	63.7273	184,106	—	1.65	to	1.90	29.37	to	29.04
2019	3,704	48.8036	to	49.3865	184,588	—	1.65	to	1.90	35.51	to	35.17
2018	4,235	36.0142	to	36.5371	155,783	—	1.65	to	1.90	0.72	to	0.46
2017	4,795	35.7580	to	36.3700	175,137	—	1.65	to	1.90	28.93	to	28.61

MB3
2021	48		25.2569		1,211	0.03		1.90			23.28
2020	51	20.7905	to	20.4879	1,036	0.03	1.65	to	1.90	20.18	to	19.88
2019	744	17.2991	to	17.0907	12,826	0.35	1.65	to	1.90	37.29	to	36.94
2018	747	12.6005	to	12.4804	9,386	0.33	1.65	to	1.90	(1.09)	to	(1.34)
2017	870	12.7391	to	12.6500	11,059	0.42	1.65	to	1.90	26.00	to	25.68

M10
2021	1,218	46.7045	to	46.2647	56,444	0.42	1.65	to	1.70	24.43	to	24.36
2020	1,287	37.5355	to	37.2009	47,946	0.43	1.65	to	1.70	11.73	to	11.67
2019	1,340	33.5961	to	33.3135	44,716	0.49	1.65	to	1.70	29.09	to	29.02
2018	1,403	26.0257	to	25.8199	36,274	0.44	1.65	to	1.70	(7.27)	to	(7.32)
2017	4,602	28.0655	to	27.8577	129,157	0.56	1.65	to	1.70	21.01	to	20.95

M42
2021	117		60.4446		7,054	—		1.90			(0.35)
2020	117		60.6584		7,079	—		1.90			42.82
2019	117		42.4718		4,958	—		1.90			38.60
2018	117		30.6437		3,579	—		1.90			(3.59)
2017	117		31.7849		3,714	—		1.90			23.94

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
M83
2021	3,498	$26.9308	to	$26.3134	$93,386	1.32%	1.65%	to	1.90%	23.39%	to	23.08%
2020	3,905	21.8258	to	21.3797	84,585	1.58	1.65	to	1.90	1.77	to	1.51
2019	4,191	21.4468	to	21.0621	89,307	2.08	1.65	to	1.90	27.67	to	27.34
2018	4,780	16.7991	to	16.5398	79,875	1.56	1.65	to	1.90	(11.57)	to	(11.80)
2017	12,657	18.9980	to	18.7527	239,620	1.93	1.65	to	1.90	15.72	to	15.43

MG3
2021	1,069	31.7189	to	30.8396	33,412	0.61	1.70	to	1.90	28.77	to	28.51
2020	1,867	24.6327	to	23.9984	45,231	1.24	1.70	to	1.90	2.10	to	1.89
2019	1,808	24.1255	to	23.5521	42,971	1.31	1.70	to	1.90	28.90	to	28.64
2018	1,851	18.7169	to	18.3092	34,169	0.90	1.70	to	1.90	(12.96)	to	(13.14)
2017	6,284	21.5036	to	21.0783	134,648	1.25	1.70	to	1.90	11.75	to	11.53

P06
2021	2,076	16.8432	to	16.4554	34,388	4.73	1.65	to	1.90	3.87	to	3.61
2020	3,281	16.2154	to	15.8824	51,991	1.42	1.65	to	1.90	9.88	to	9.60
2019	3,329	14.7580	to	14.4918	48,083	1.66	1.65	to	1.90	6.66	to	6.39
2018	3,170	13.8363	to	13.6213	43,002	2.47	1.65	to	1.90	(3.82)	to	(4.07)
2017	3,285	14.3861	to	14.1988	46,391	2.36	1.65	to	1.90	1.96	to	1.70

P07
2021	18,862	16.9181	to	16.2492	317,123	1.82	1.65	to	1.90	(2.89)	to	(3.14)
2020	18,954	17.4219	to	16.7756	327,739	2.13	1.65	to	1.90	6.87	to	6.60
2019	18,092	16.3021	to	15.7375	292,619	3.01	1.65	to	1.90	6.59	to	6.32
2018	18,752	15.2945	to	14.8023	284,780	2.55	1.65	to	1.90	(2.17)	to	(2.42)
2017	27,693	15.6345	to	15.1701	430,559	2.02	1.65	to	1.90	3.20	to	2.94

W39[7]
2017	—		—		—	1.21		1.70			30.67

W41
2021	496	47.8226	to	48.6902	23,872	—	1.65	to	1.90	4.09	to	3.83
2020	631	45.9437	to	46.8963	28,927	0.76	1.65	to	1.90	24.56	to	24.25
2019	680	36.8835	to	37.7443	25,048	0.07	1.65	to	1.90	27.17	to	26.85
2018	706	29.0025	to	29.7548	20,473	0.17	1.65	to	1.90	(13.86)	to	(14.08)
2017	6,176	33.6699	to	34.6318	219,219	0.15	1.65	to	1.90	24.59	to	24.28

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - ALL STAR

(A Separate Account of Delaware Life Insurance Company of New York)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
W42
2021	6,383	$58.4054	to	$62.7819	$381,764	0.77%	1.65%	to	1.90%	7.11%	to	6.84%
2020	6,515	54.5296	to	58.7649	363,794	—	1.65	to	1.90	22.18	to	21.87
2019	7,782	44.6306	to	48.2197	355,398	0.26	1.65	to	1.90	28.95	to	28.62
2018	8,053	34.6119	to	37.4905	285,430	0.10	1.65	to	1.90	(3.09)	to	(3.34)
2017	13,259	35.7163	to	38.7858	501,803	—	1.65	to	1.90	17.62	to	17.32

[1]

Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, which are net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Sub-Accounts invest.

[2]

Ratio represents the contract expenses of the Sub-Account, consisting primarily of mortality and expense charges and distribution and administrative expense charges. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

[3]

Ratio represents the total return for the year indicated, including changes in the value of the underlying mutual fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in reduction in the total return presented. The total return is calculated for each period indicated or from the effective date through the end of the reporting period using the unit value of the beginning period that corresponds to the lowest or highest ending period unit value disclosed. The total returns are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts.

[4]

These unit values are not a direct calculation of net asset over the number of units allocated to the Sub-Account. The unit values are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest and highest expense ratio amounts. Some unit values may be outside of the range due to timing of the related Sub-Account level’s commencement date. Unit values of product pricing levels with zero units during the period are excluded when determining the range.

[5]	Sub-Account AM2 is active but has had zero balance since December 31, 2018 and therefore is not reported on the Statements of Operations and Statements of Changes in Net Assets.
[6]	Sub-Account C55 merged into Sub-Account C75 on April 24, 2020.
[7]	Sub-Account W39 is active but has had zero balance since December 31, 2017 and therefore is not reported on the Statements of Operations and Statements of Changes in Net Assets.

The accompanying notes are an integral part of these financial statements.

Delaware Life NY Variable

Account C – Futurity

Financial Statements as of and for the Year Ended December 31, 2021 and Reports of Independent Auditors

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

Index

December 31, 2021

Page(s)

Report of Independent Auditors	1-4

Financial Statements

Statements of Assets and Liabilities	5-7

Statements of Operations	8-22

Statements of Changes in Net Assets	23-45

Notes to the Financial Statements	46-61

KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Delaware Life Insurance Company of New York and the Contract Owners of Delaware Life NY Variable Account C - Futurity:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts listed in the Appendix that comprise the Delaware Life NY Variable Account C - Futurity (the Sub-Accounts), as of December 31, 2021, the related statements of operations and changes in net assets for the year or period indicated in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights in note 10 for the year or period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2021, the results of their operations and changes in their net assets for the year or period indicated in the Appendix and the financial highlights for the year or period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Sub-Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Sub-Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds; when replies were not received from the transfer agent, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/KPMG LLP

We have served as the auditor of Delaware Life Insurance Company of New York’s separate accounts since 2021.

Boston, Massachusetts

April 28, 2022

Appendix

AB VPS Global Thematic Growth Portfolio (Class B) Sub-Account (A70) (1)

AB VPS Growth and Income Portfolio (Class B) Sub-Account (A71) (1)

AB VPS International Growth Portfolio (Class B) Sub-Account (AM2) (1)

AB VPS Small Cap Growth Portfolio (Class B) Sub-Account (A19) (1)

Alger Growth & Income Portfolio I-2 Sub-Account (A55) (1)

Alger Small Cap Growth Portfolio I-2 Sub-Account (A51) (1)

Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (F24) (1)

Fidelity VIP Growth Portfolio (Service Class 2) Sub-Account (F99) (1)

Fidelity VIP Overseas Portfolio (Service Class 2) Sub-Account (F91) (1)

First Eagle Overseas Variable Fund Sub-Account (FE3) (1)

Franklin Templeton Growth VIP Fund Class 2 Sub-Account (F56) (1)

Goldman Sachs VIT Large Cap Value Fund I Class Sub-Account (G30) (1)

Goldman Sachs VIT Small Cap Equity Insights Fund I Class Sub-Account (521) (1)

Goldman Sachs International Equity Insights Fund I Class Sub-Account (G33) (1)

Goldman Sachs VIT U.S Equity Insights Fund I Class Sub-Account (G31) (1)

Invesco V.I. American Franchise Fund Series I Sub-Account (V15) (1)

Invesco V.I. Core Equity Fund I Sub-Account (A39) (1)

Invesco V.I. International Growth Fund I Sub-Account (A21) (1)

Invesco V.I. Small Cap Equity Fund I Sub-Account (I76) (1)

JPMorgan Insurance Trust Small Cap Core Portfolio (Class 1) Sub-Account (J43) (1)

JPMorgan Insurance Trust U.S Equity Portfolio (Class 1) Sub-Account (J32) (1)

MFS U.S. Government Money Market Portfolio Initial Class Sub-Account (MD8) (1)

MFS VIT Total Return Series Initial Class Sub-Account (M07) (1)

MFS VIT Total Return Series Service Class Sub-Account (M35) (1)

MFS VIT I Growth Series Initial Class Sub-Account (M31) (1)

MFS VIT I Growth Series Service Class Sub-Account (M80) (1)

MFS VIT I Mid Cap Growth Series Initial Class Sub-Account (MF1) (1)

MFS VIT I New Discovery Series Initial Class Sub-Account (M05) (1)

MFS VIT I New Discovery Series Service Class Sub-Account (M42) (1)

MFS VIT I Total Return Bond Series Initial Class Sub-Account (M06) (1)

MFS VIT I Research Series Initial Class Sub-Account (M33) (1)

MFS VIT I Utilities Series Initial Class Sub-Account (M44) (1)

MFS VIT I Utilities Series Service Class Sub-Account (M40) (1)

MFS VIT I Value Series Initial Class Sub-Account (M83) (1)

MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MB6) (1)

MFS VIT II Blended Research Core Equity Portfolio S Class Sub-Account (MB7) (1)

MFS VIT II Government Securities Portfolio I Class Sub-Account (M96) (1)

MFS VIT II Government Securities Portfolio S Class Sub-Account (MD2) (1)

MFS VIT II High Yield Portfolio I Class Sub-Account (MA6) (1)

MFS VIT II High Yield Portfolio Service Class Sub-Account (MA3) (1)

MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MD6) (1)

MFS VIT III Blended Research Small Cap Equity Portfolio Initial Class Sub-Account (MB8) (1)

MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account (MF6) (1)

MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3) (1)

PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PK8) (1)

PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06) (1)

PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07) (1)

(1)	Statements of assets and liabilities as of December 31, 2021 and statements of operations and changes in net assets for the year ended December 31, 2021.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Delaware Life Insurance Company of New York and the Contract Owners of Variable Account C:

Opinions on the Financial Statements

We have audited the accompanying statements of changes in net assets of each of the subaccounts of Variable Account C – Futurity for the period indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the changes in net assets of each of the subaccounts of Variable Account C – Futurity for the period indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB VPS Growth Thematic Growth Portfolio (Class B) Sub-Account (A70) (1)	MFS VIT I Growth Series Service Class Sub-Account (M80) (1)

AB VPS Growth and Income Portfolio (Class B) Sub-Account (A71) (1)	MFS VIT I Mid Cap Growth Series Initial Class Sub-Account (MF1) (1)

AB VPS International Growth Portfolio (Class B) Sub-Account (AM2) (1)	MFS VIT I New Discovery Series Initial Class Sub-Account (M05) (1)

AB VPS Small Cap Growth Portfolio (Class B) Sub-Account (A19) (1)	MFS VIT I New Discovery Series Service Class Sub-Account (M42) (1)

Alger Growth & Income Portfolio I-2 Sub-Account (A55) (1)	MFS VIT I Total Return Bond Series Initial Class Sub-Account (M06) (1)

Alger Small Cap Growth Portfolio I-2 Sub-Account (A51) (1)	MFS VIT I Research Series Initial Class Sub-Account (M33) (1)

Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (F24) (1)	MFS VIT I Utilities Series Initial Class Sub-Account (M44) (1)

Fidelity VIP Growth Portfolio (Service Class 2) Sub-Account (F99) (1)	MFS VIT I Utilities Series Service Class Sub-Account (M40) (1)

Fidelity VIP Overseas Portfolio (Service Class 2) Sub-Account (F91) (1)	MFS VIT I Value Series Initial Class Sub-Account (M83) (1)

First Eagle Overseas Variable Fund Sub-Account (FE3) (1)	MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MB6) (1)

Franklin Templeton Growth VIP Fund Class 2 Sub-Account (F56) (1)	MFS VIT II Blended Research Core Equity Portfolio S Class Sub-Account (MB7) (1)

Goldman Sachs VIT Large Cap Value Fund I Class Sub-Account (G30) (1)	MFS VIT II Government Securities Portfolio I Class Sub-Account (M96) (1)

Goldman Sachs VIT Small Cap Equity Insights Fund I Class Sub-Account (521) (1)	MFS VIT II Government Securities Portfolio S Class Sub-Account (MD2) (1)

Goldman Sachs International Equity Insights Fund I Class Sub-Account (G33) (1)	MFS VIT II High Yield Portfolio I Class Sub-Account (MA6) (1)

Goldman Sachs VIT U.S Equity Insights Fund I Class Sub-Account (G31) (1)	MFS VIT II High Yield Portfolio Service Class Sub-Account (MA3) (1)

Invesco V.I. American Franchise Fund Series I Sub-Account (V15) (1)	MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MD6) (1)

Invesco V.I. Core Equity Fund I Sub-Account (A39) (1)	MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3) (1)

Invesco V.I. International Growth Fund I Sub-Account (A21) (1)	MFS VIT III Blended Research Small Cap Equity Portfolio Initial Class Sub-Account (MB8) (1)

Invesco V.I. Small Cap Equity Fund I Sub-Account (I76) (1)	MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account (MF6) (1)

JPMorgan Insurance Trust Small Cap Core Portfolio (Class 1) Sub-Account (J43) (1)	MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3) (1)

JPMorgan Insurance Trust U.S Equity Portfolio (Class 1) Sub-Account (J32) (1)	PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PK8) (1)

MFS U.S. Government Money Market Portfolio Initial Class Sub-Account (MD8) (1)	PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06) (1)

MFS VIT Total Return Series Initial Class Sub-Account (M07) (1)	PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07) (1)

MFS VIT Total Return Series Service Class Sub-Account (M35) (1)	Rydex VT NASDAQ-100 Fund Sub-Account (R03) (1)

MFS VIT I Growth Series Initial Class Sub-Account (M31) (1)

(1) Statement of changes in net assets for the year ended December 31, 2020.

PricewaterhouseCoopers LLP, 185 Asylum Street, Suite 2400, Hartford, CT 06103-3404

T: (860) 241 7000, www.pwc.com/us

Basis for Opinions

These financial statements are the responsibility of the Delaware Life Insurance Company of New York management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Variable Account C – Futurity based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Variable Account C – Futurity in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Hartford, CT

April 28, 2021

We served as the auditor of one or more of the subaccounts of Variable Account C – Futurity from 2013 to 2020.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2021

		Assets
	Shares	Cost	Investments at fair value	Receivable from Sponsor	Total assets	Net Assets
AB VPS Global Thematic Growth Portfolio (Class B) Sub-Account (A70)¹	—	$—	$—	$—	$—	$—
AB VPS Growth and Income Portfolio (Class B) Sub-Account (A71)	2,339	54,358	84,502	—	84,502	84,502
AB VPS International Growth Portfolio (Class B) Sub-Account (AM2)	1,069	20,873	28,406	—	28,406	28,406
AB VPS Small Cap Growth Portfolio (Class B) Sub-Account (A19)	570	10,669	12,177	—	12,177	12,177
Alger Growth & Income Portfolio I-2 Sub-Account (A55)	1,300	21,273	38,393	8	38,401	38,401
Alger Small Cap Growth Portfolio I-2 Sub-Account (A51)	1,477	36,731	41,178	—	41,178	41,178
Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (F24)	2,495	85,600	131,015	—	131,015	131,015
Fidelity VIP Growth Portfolio (Service Class 2) Sub-Account (F99)	634	44,953	63,081	—	63,081	63,081
Fidelity VIP Overseas Portfolio (Service Class 2) Sub-Account (F91)	302	6,141	8,741	—	8,741	8,741
First Eagle Overseas Variable Fund Sub-Account (FE3)	3,018	77,287	79,622	—	79,622	79,622
Franklin Templeton Growth VIP Fund Class 2 Sub-Account (F56)	1,144	13,288	13,263	—	13,263	13,263
Goldman Sachs VIT Large Cap Value Fund I Class Sub-Account (G30)	21,992	222,496	219,260	—	219,260	219,260
Goldman Sachs VIT Small Cap Equity Insights Fund I Class Sub-Account (521)	1,456	17,899	19,047	4	19,051	19,051
Goldman Sachs International Equity Insights Fund I Class Sub-Account (G33)	8,687	71,004	79,569	—	79,569	79,569
Goldman Sachs VIT U.S Equity Insights Fund I Class Sub-Account (G31)	1,881	30,340	37,737	—	37,737	37,737
Invesco V.I. American Franchise Fund Series I Sub-Account (V15)	1,222	65,275	108,289	—	108,289	108,289
Invesco V.I. Core Equity Fund I Sub-Account (A39)	601	19,651	22,722	—	22,722	22,722
Invesco V.I. International Growth Fund I Sub-Account (A21)	3,431	116,788	142,097	—	142,097	142,097
Invesco V.I. Small Cap Equity Fund I Sub-Account (I76)¹	—	—	—	—	—	—
JPMorgan Insurance Trust Small Cap Core Portfolio (Class 1) Sub-Account (J43)	1,751	28,917	49,714	—	49,714	49,714
JPMorgan Insurance Trust U.S Equity Portfolio (Class 1) Sub-Account (J32)	837	16,047	38,368	—	38,368	38,368
MFS U.S. Government Money Market Portfolio Initial Class Sub-Account (MD8)	210,775	210,775	210,775	2	210,777	210,777
MFS VIT Total Return Series Initial Class Sub-Account (M07)	17,174	400,564	477,087	3,397	480,484	480,484
MFS VIT Total Return Series Service Class Sub-Account (M35)	14,438	334,299	392,422	—	392,422	392,422
MFS VIT I Growth Series Initial Class Sub-Account (M31)	4,130	181,925	327,772	—	327,772	327,772
MFS VIT I Growth Series Service Class Sub-Account (M80)	592	24,171	44,259	—	44,259	44,259
MFS VIT I Mid Cap Growth Series Initial Class Sub-Account (MF1)	41,721	392,310	488,967	—	488,967	488,967
MFS VIT I New Discovery Series Initial Class Sub-Account (M05)	5,369	101,837	125,089	—	125,089	125,089
MFS VIT I New Discovery Series Service Class Sub-Account (M42)	1,924	34,107	38,177	—	38,177	38,177
MFS VIT I Total Return Bond Series Initial Class Sub-Account (M06)	10,975	147,280	149,590	—	149,590	149,590
MFS VIT I Research Series Initial Class Sub-Account (M33)	348	9,215	13,441	—	13,441	13,441
MFS VIT I Utilities Series Initial Class Sub-Account (M44)	5,257	173,926	201,398	—	201,398	201,398
MFS VIT I Utilities Series Service Class Sub-Account (M40)	993	31,839	37,316	—	37,316	37,316
MFS VIT I Value Series Initial Class Sub-Account (M83)	12,643	233,158	312,530	7	312,537	312,537
MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MB6)	842	40,856	57,725	—	57,725	57,725
MFS VIT II Blended Research Core Equity Portfolio S Class Sub-Account (MB7)	186	12,127	12,567	—	12,567	12,567
MFS VIT II Government Securities Portfolio I Class Sub-Account (M96)	7,360	95,256	90,828	1,540	92,368	92,368
MFS VIT II Government Securities Portfolio S Class Sub-Account (MD2)	2,196	28,537	26,941	—	26,941	26,941
MFS VIT II High Yield Portfolio I Class Sub-Account (MA6)	25,538	144,406	142,756	—	142,756	142,756
MFS VIT II High Yield Portfolio Service Class Sub-Account (MA3)	1,962	11,222	10,812	—	10,812	10,812
MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MD6)	3,075	55,396	84,785	10	84,795	84,795
MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3)¹	—	—	—	—	—	—
MFS VIT III Blended Research Small Cap Equity Portfolio Initial Class Sub Account (MB8)	14,537	148,551	203,810	—	203,810	203,810
MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account (MF6)	10,757	141,586	206,639	—	206,639	206,639
MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3)	3,635	27,514	40,316	—	40,316	40,316
PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PK8)	2,521	31,971	31,561	—	31,561	31,561
PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06)	2,995	39,219	41,905	—	41,905	41,905
PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07)	4,124	45,162	44,371	—	44,371	44,371
Rydex VT NASDAQ-100 Fund Sub-Account (R03)¹	—	—	—	—	—	—

1

This Sub-Account is active but had zero balance as of December 31, 2021, and no activity for the years ended December 31, 2021 and 2020. Therefore, this Sub-Account is not presented in the Statements of Operations and Statements of Changes in Net Assets.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2021

	Units	Value Applicable to Owners of Deferred Variable Annuity Contracts	Reserve for Variable Annuities	Net Assets
A70	—	$—	$—	$—
A71	2,425	84,502	—	84,502
AM2	788	28,406	—	28,406
A19	171	12,177	—	12,177
A55	1,316	37,321	1,080	38,401
A51	1,281	41,178	—	41,178
F24	2,149	131,015	—	131,015
F99	1,180	63,081	—	63,081
F91	289	8,741	—	8,741
FE3	1,492	79,622	—	79,622
F56	517	13,263	—	13,263
G30	8,083	219,260	—	219,260
521	455	18,445	606	19,051
G33	6,306	79,569	—	79,569
G31	1,145	37,737	—	37,737
V15	2,912	108,289	—	108,289
A39	987	22,722	—	22,722
A21	7,269	142,097	—	142,097
I76	—	—	—	—
J43	1,012	49,714	—	49,714
J32	613	38,368	—	38,368
MD8	23,228	210,555	222	210,777
M07	26,381	395,674	84,810	480,484
M35	22,509	392,422	—	392,422
M31	10,006	327,772	—	327,772
M80	669	44,259	—	44,259
MF1	11,687	488,967	—	488,967
M05	4,861	125,089	—	125,089
M42	1,521	38,177	—	38,177
M06	12,721	149,590	—	149,590
M33	413	13,441	—	13,441
M44	13,126	201,398	—	201,398

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2021

	Total Units	Value Applicable to Owners of Deferred Variable Annuity Contracts	Reserve for Variable Annuities	Net Assets
M40	2,517	$37,316	$—	$37,316
M83	11,332	311,597	940	312,537
MB6	1,624	57,725	—	57,725
MB7	306	12,567	—	12,567
M96	5,074	54,241	38,127	92,368
MD2	1,926	26,941	—	26,941
MA6	7,022	142,756	—	142,756
MA3	434	10,812	—	10,812
MD6	2,702	83,383	1,412	84,795
MB3	—	—	—	—
MB8	4,728	203,810	—	203,810
MF6	3,818	206,639	—	206,639
MG3	1,230	40,316	—	40,316
PK8	928	31,561	—	31,561
P06	2,332	41,905	—	41,905
P07	2,412	44,371	—	44,371
R03	—	—	—	—

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2021

	A71	AM2	A19
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$500	$—	$—

Expenses:
Mortality and expense risk charges	(1,024)	(363)	(166)
Distribution charges	(152)	(53)	(19)

Net investment income (loss)	(676)	(416)	(185)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	429	100	133
Realized gain distributions	—	2,652	2,935

Net realized gains (losses)	429	2,752	3,068

Net change in unrealized appreciation (depreciation)	17,647	(628)	(2,001)

Net realized and change in unrealized gains (losses)	18,076	2,124	1,067

Net increase (decrease) from operations	$17,400	$1,708	$882

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	A55	A51	F24
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$392	$—	$31

Expenses:
Mortality and expense risk charges	(423)	(564)	(1,541)
Distribution charges	(51)	(68)	(340)

Net investment income (loss)	(82)	(632)	(1,850)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	438	406	951
Realized gain distributions	2,579	13,582	15,049

Net realized gains (losses)	3,017	13,988	16,000

Net change in unrealized appreciation (depreciation)	5,905	(16,627)	12,594

Net realized and change in unrealized gains (losses)	8,922	(2,639)	28,594

Net increase (decrease) from operations	$8,840	$(3,271)	$26,744

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	F99	F91	FE3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$27	$747

Expenses:
Mortality and expense risk charges	(817)	(106)	(1,058)
Distribution charges	(101)	(13)	(137)

Net investment income (loss)	(918)	(92)	(448)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	3,806	37	8
Realized gain distributions	12,939	617	225

Net realized gains (losses)	16,745	654	233

Net change in unrealized appreciation (depreciation)	(3,962)	750	2,559

Net realized and change in unrealized gains (losses)	12,783	1,404	2,792

Net increase (decrease) from operations	$11,865	$1,312	$2,344

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	F56	G30	521
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$157	$2,416	$86

Expenses:
Mortality and expense risk charges	(185)	(2,510)	(365)
Distribution charges	(22)	(303)	(44)

Net investment income (loss)	(50)	(397)	(323)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(325)	92	4,094
Realized gain distributions	—	26,222	4,071

Net realized gains (losses)	(325)	26,314	8,165

Net change in unrealized appreciation (depreciation)	835	14,236	(1,772)

Net realized and change in unrealized gains (losses)	510	40,550	6,393

Net increase (decrease) from operations	$460	$40,153	$6,070

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	G33	G31	V15
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$2,196	$283	$—

Expenses:
Mortality and expense risk charges	(967)	(422)	(1,319)
Distribution charges	(116)	(51)	(159)

Net investment income (loss)	1,113	(190)	(1,478)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,408	318	907
Realized gain distributions	1,854	8,166	12,461

Net realized gains (losses)	3,262	8,484	13,368

Net change in unrealized appreciation (depreciation)	3,511	(127)	(1,707)

Net realized and change in unrealized gains (losses)	6,773	8,357	11,661

Net increase (decrease) from operations	$7,886	$8,167	$10,183

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	A39	A21	J43
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$139	$1,810	$246

Expenses:
Mortality and expense risk charges	(256)	(1,884)	(600)
Distribution charges	(31)	(226)	(73)

Net investment income (loss)	(148)	(300)	(427)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	11	10,882	464
Realized gain distributions	475	9,557	1,191

Net realized gains (losses)	486	20,439	1,655

Net change in unrealized appreciation (depreciation)	4,348	(12,872)	6,958

Net realized and change in unrealized gains (losses)	4,834	7,567	8,613

Net increase (decrease) from operations	$4,686	$7,267	$8,186

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	J32	MD8	M07
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$251	$—	$9,771

Expenses:
Mortality and expense risk charges	(425)	(2,666)	(6,473)
Distribution charges	(52)	(361)	(781)

Net investment income (loss)	(226)	(3,027)	2,517

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	367	—	19,589
Realized gain distributions	1,496	—	26,026

Net realized gains (losses)	1,863	—	45,615

Net change in unrealized appreciation (depreciation)	6,653	—	14,454

Net realized and change in unrealized gains (losses)	8,516	—	60,069

Net increase (decrease) from operations	$8,290	$(3,027)	$62,586

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	M35	M31	M80
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$6,841	$—	$—

Expenses:
Mortality and expense risk charges	(5,513)	(3,787)	(529)
Distribution charges	(1,153)	(457)	(60)

Net investment income (loss)	175	(4,244)	(589)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	10,127	10,895	368
Realized gain distributions	20,749	41,827	5,867

Net realized gains (losses)	30,876	52,722	6,235

Net change in unrealized appreciation (depreciation)	16,283	11,797	2,172

Net realized and change in unrealized gains (losses)	47,159	64,519	8,407

Net increase (decrease) from operations	$47,334	$60,275	$7,818

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	MF1	M05	M42
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—	$—

Expenses:
Mortality and expense risk charges	(6,478)	(1,622)	(512)
Distribution charges	(859)	(196)	(66)

Net investment income (loss)	(7,337)	(1,818)	(578)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	45,347	8,169	1,114
Realized gain distributions	103,583	19,196	6,831

Net realized gains (losses)	148,930	27,365	7,945

Net change in unrealized appreciation (depreciation)	(78,265)	(24,245)	(6,946)

Net realized and change in unrealized gains (losses)	70,665	3,120	999

Net increase (decrease) from operations	$63,328	$1,302	$421

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	M06	M33	M44
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$4,256	$67	$3,280

Expenses:
Mortality and expense risk charges	(1,966)	(161)	(2,327)
Distribution charges	(261)	(37)	(281)

Net investment income (loss)	2,029	(131)	672

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	698	84	124
Realized gain distributions	12	702	6,391

Net realized gains (losses)	710	786	6,515

Net change in unrealized appreciation (depreciation)	(6,132)	1,841	15,310

Net realized and change in unrealized gains (losses)	(5,422)	2,627	21,825

Net increase (decrease) from operations	$(3,393)	$2,496	$22,497

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	M40	M83	MB6
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$533	$3,952	$581

Expenses:
Mortality and expense risk charges	(452)	(3,772)	(647)
Distribution charges	(104)	(460)	(78)

Net investment income (loss)	(23)	(280)	(144)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	13	13,215	226
Realized gain distributions	1,202	6,581	3,597

Net realized gains (losses)	1,215	19,796	3,823

Net change in unrealized appreciation (depreciation)	2,810	44,456	8,858

Net realized and change in unrealized gains (losses)	4,025	64,252	12,681

Net increase (decrease) from operations	$4,002	$63,972	$12,537

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	MB7	M96	MD2
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$104	$2,370	$538

Expenses:
Mortality and expense risk charges	(148)	(1,345)	(357)
Distribution charges	(35)	(162)	(74)

Net investment income (loss)	(79)	863	107

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	3,715	(1,036)	(29)
Realized gain distributions	795	—	—

Net realized gains (losses)	4,510	(1,036)	(29)

Net change in unrealized appreciation (depreciation)	(1,733)	(3,590)	(1,104)

Net realized and change in unrealized gains (losses)	2,777	(4,626)	(1,133)

Net increase (decrease) from operations	$2,698	$(3,763)	$(1,026)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	MA6	MA3	MD6
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$8,098	$511	$188

Expenses:
Mortality and expense risk charges	(1,987)	(141)	(1,005)
Distribution charges	(248)	(24)	(121)

Net investment income (loss)	5,863	346	(938)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(517)	(64)	8,974
Realized gain distributions	—	—	9,997

Net realized gains (losses)	(517)	(64)	18,971

Net change in unrealized appreciation (depreciation)	(1,881)	(127)	(459)

Net realized and change in unrealized gains (losses)	(2,398)	(191)	18,512

Net increase (decrease) from operations	$3,465	$155	$17,574

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	MB8	MF6	MG3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$2,003	$2,870	$309

Expenses:
Mortality and expense risk charges	(2,783)	(2,404)	(515)
Distribution charges	(340)	(319)	(65)

Net investment income (loss)	(1,120)	147	(271)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	5,842	5,540	411
Realized gain distributions	—	—	262

Net realized gains (losses)	5,842	5,540	673

Net change in unrealized appreciation (depreciation)	49,802	41,943	9,538

Net realized and change in unrealized gains (losses)	55,644	47,483	10,211

Net increase (decrease) from operations	$54,524	$47,630	$9,940

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

	PK8	P06	P07
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$1,449	$2,022	$834

Expenses:
Mortality and expense risk charges	(423)	(534)	(599)
Distribution charges	(56)	(123)	(84)

Net investment income (loss)	970	1,365	151

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	44	51	(85)
Realized gain distributions	—	—	1,949

Net realized gains (losses)	44	51	1,864

Net change in unrealized appreciation (depreciation)	(2,284)	157	(3,258)

Net realized and change in unrealized gains (losses)	(2,240)	208	(1,394)

Net increase (decrease) from operations	$(1,270)	$1,573	$(1,243)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	A71 Sub-Account		AM2 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(676)	$(102)	$(416)	$(79)
Net realized gains (losses)	429	3,352	2,752	1,950
Net change in unrealized appreciation (depreciation)	17,647	(2,625)	(628)	3,917

Net increase (decrease) from operations	17,400	625	1,708	5,788

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	—	—	—	—
Withdrawals, surrenders, annuitizations and contract charges	(14)	(24)	(4)	(6)

Net accumulation activity	(14)	(24)	(4)	(6)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(14)	(24)	(4)	(6)

Total increase (decrease) in net assets	17,386	601	1,704	5,782

Net assets at beginning of year	67,116	66,515	26,702	20,920

Net assets at end of year	$84,502	$67,116	$28,406	$26,702

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	A19 Sub-Account		A55 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(185)	$(128)	$(82)	$(22)
Net realized gains (losses)	3,068	679	3,017	12,567
Net change in unrealized appreciation (depreciation)	(2,001)	3,496	5,905	(9,796)

Net increase (decrease) from operations	882	4,047	8,840	2,749

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	47	—	—	(1)
Withdrawals, surrenders, annuitizations and contract charges	(673)	(6)	(5)	(23,066)

Net accumulation activity	(626)	(6)	(5)	(23,067)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	(134)	(101)
Adjustments to annuity reserves	—	—	11	6

Net annuitization activity	—	—	(123)	(95)

Net increase (decrease) from contract owner transactions	(626)	(6)	(128)	(23,162)

Total increase (decrease) in net assets	256	4,041	8,712	(20,413)

Net assets at beginning of year	11,921	7,880	29,689	50,102

Net assets at end of year	$12,177	$11,921	$38,401	$29,689

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	A51 Sub-Account		F24 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(632)	$(94)	$(1,850)	$(2,009)
Net realized gains (losses)	13,988	2,743	16,000	29,581
Net change in unrealized appreciation (depreciation)	(16,627)	14,836	12,594	(409)

Net increase (decrease) from operations	(3,271)	17,485	26,744	27,163

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	—	—	—	(125,383)
Withdrawals, surrenders, annuitizations and contract charges	(1)	(10)	(621)	(484)

Net accumulation activity	(1)	(10)	(621)	(125,867)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(1)	(10)	(621)	(125,867)

Total increase (decrease) in net assets	(3,272)	17,475	26,123	(98,704)

Net assets at beginning of year	44,450	26,975	104,892	203,596

Net assets at end of year	$41,178	$44,450	$131,015	$104,892

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	F99 Sub-Account		F91 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(918)	$(741)	$(92)	$(79)
Net realized gains (losses)	16,745	7,945	654	39
Net change in unrealized appreciation (depreciation)	(3,962)	10,825	750	932

Net increase (decrease) from operations	11,865	18,029	1,312	892

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(2,577)	(6,052)	—	—
Withdrawals, surrenders, annuitizations and contract charges	(4,488)	(3,506)	—	(2)

Net accumulation activity	(7,065)	(9,558)	—	(2)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(7,065)	(9,558)	—	(2)

Total increase (decrease) in net assets	4,800	8,471	1,312	890

Net assets at beginning of year	58,281	49,810	7,429	6,539

Net assets at end of year	$63,081	$58,281	$8,741	$7,429

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	FE3 Sub-Account		F56 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(448)	$634	$(50)	$192
Net realized gains (losses)	233	(5,017)	(325)	(452)
Net change in unrealized appreciation (depreciation)	2,559	2,906	835	807

Net increase (decrease) from operations	2,344	(1,477)	460	547

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	3,836	(36,097)	—	—
Withdrawals, surrenders, annuitizations and contract charges	(7,113)	(7,061)	(824)	(772)

Net accumulation activity	(3,277)	(43,158)	(824)	(772)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(3,277)	(43,158)	(824)	(772)

Total increase (decrease) in net assets	(933)	(44,635)	(364)	(225)

Net assets at beginning of year	80,555	125,190	13,627	13,852

Net assets at end of year	$79,622	$80,555	$13,263	$13,627

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	G30 Sub-Account		521 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(397)	$89	$(323)	$(257)
Net realized gains (losses)	26,314	2,521	8,165	277
Net change in unrealized appreciation (depreciation)	14,236	1,822	(1,772)	1,763

Net increase (decrease) from operations	40,153	4,432	6,070	1,783

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	—	—	(1)	—
Withdrawals, surrenders, annuitizations and contract charges	(10)	(8)	(14,111)	(11)

Net accumulation activity	(10)	(8)	(14,112)	(11)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	(86)	(55)
Adjustments to annuity reserves	—	—	6	4

Net annuitization activity	—	—	(80)	(51)

Net increase (decrease) from contract owner transactions	(10)	(8)	(14,192)	(62)

Total increase (decrease) in net assets	40,143	4,424	(8,122)	1,721

Net assets at beginning of year	179,117	174,693	27,173	25,452

Net assets at end of year	$219,260	$179,117	$19,051	$27,173

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	G33 Sub-Account		G31 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$1,113	$161	$(190)	$(128)
Net realized gains (losses)	3,262	(1,211)	8,484	1,364
Net change in unrealized appreciation (depreciation)	3,511	7,030	(127)	2,826

Net increase (decrease) from operations	7,886	5,980	8,167	4,062

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	1,185	(3,789)	—	—
Withdrawals, surrenders, annuitizations and contract charges	(3,816)	(34)	(6)	(6)

Net accumulation activity	(2,631)	(3,823)	(6)	(6)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(2,631)	(3,823)	(6)	(6)

Total increase (decrease) in net assets	5,255	2,157	8,161	4,056

Net assets at beginning of year	74,314	72,157	29,576	25,520

Net assets at end of year	$79,569	$74,314	$37,737	$29,576

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	V15 Sub-Account		A39 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(1,478)	$(1,043)	$(148)	$(606)
Net realized gains (losses)	13,368	9,805	486	(1,879)
Net change in unrealized appreciation (depreciation)	(1,707)	19,550	4,348	(5,752)

Net increase (decrease) from operations	10,183	28,312	4,686	(8,237)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	—	—	1	(95,382)
Withdrawals, surrenders, annuitizations and contract charges	(13)	(7,097)	(12)	(14)

Net accumulation activity	(13)	(7,097)	(11)	(95,396)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(13)	(7,097)	(11)	(95,396)

Total increase (decrease) in net assets	10,170	21,215	4,675	(103,633)

Net assets at beginning of year	98,119	76,904	18,047	121,680

Net assets at end of year	$108,289	$98,119	$22,722	$18,047

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	A21 Sub-Account		J43 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(300)	$1,334	$(427)	$(143)
Net realized gains (losses)	20,439	7,466	1,655	2,275
Net change in unrealized appreciation (depreciation)	(12,872)	9,899	6,958	2,351

Net increase (decrease) from operations	7,267	18,699	8,186	4,483

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	4,991	(6,758)	—	—
Withdrawals, surrenders, annuitizations and contract charges	(23,149)	(49)	(20)	(15)

Net accumulation activity	(18,158)	(6,807)	(20)	(15)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(18,158)	(6,807)	(20)	(15)

Total increase (decrease) in net assets	(10,891)	11,892	8,166	4,468

Net assets at beginning of year	152,988	141,096	41,548	37,080

Net assets at end of year	$142,097	$152,988	$49,714	$41,548

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	J32 Sub-Account		MD8 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(226)	$(160)	$(3,027)	$(2,435)
Net realized gains (losses)	1,863	1,799	—	—
Net change in unrealized appreciation (depreciation)	6,653	4,093	—	—

Net increase (decrease) from operations	8,290	5,732	(3,027)	(2,435)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	—	34,676	136,840
Transfers between Sub-Accounts (including the Fixed Account), net	—	—	2,179	363,038
Withdrawals, surrenders, annuitizations and contract charges	(12)	(13)	(18,485)	(502,014)

Net accumulation activity	(12)	(13)	18,370	(2,136)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	(32)	(33)
Adjustments to annuity reserves	—	—	2	2

Net annuitization activity	—	—	(30)	(31)

Net increase (decrease) from contract owner transactions	(12)	(13)	18,340	(2,167)

Total increase (decrease) in net assets	8,278	5,719	15,313	(4,602)

Net assets at beginning of year	30,090	24,371	195,464	200,066

Net assets at end of year	$38,368	$30,090	$210,777	$195,464

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	M07 Sub-Account		M35 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$2,517	$4,455	$175	$1,154
Net realized gains (losses)	45,615	16,001	30,876	14,861
Net change in unrealized appreciation (depreciation)	14,454	19,261	16,283	3,170

Net increase (decrease) from operations	62,586	39,717	47,334	19,185

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(1,754)	(12,805)	—	(88,112)
Withdrawals, surrenders, annuitizations and contract charges	(92,443)	(1,323)	(49,693)	(38,069)

Net accumulation activity	(94,197)	(14,128)	(49,693)	(126,181)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(14,674)	(12,749)	—	—
Adjustments to annuity reserves	1,951	1,269	—	—

Net annuitization activity	(12,723)	(11,480)	—	—

Net increase (decrease) from contract owner transactions	(106,920)	(25,608)	(49,693)	(126,181)

Total increase (decrease) in net assets	(44,334)	14,109	(2,359)	(106,996)

Net assets at beginning of year	524,818	510,709	394,781	501,777

Net assets at end of year	$480,484	$524,818	$392,422	$394,781

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	M31 Sub-Account		M80 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(4,244)	$(3,319)	$(589)	$(454)
Net realized gains (losses)	52,722	23,632	6,235	2,377
Net change in unrealized appreciation (depreciation)	11,797	43,023	2,172	6,406

Net increase (decrease) from operations	60,275	63,336	7,818	8,329

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(5,980)	(5,901)	—	—
Withdrawals, surrenders, annuitizations and contract charges	(3,491)	(6,179)	—	(11)

Net accumulation activity	(9,471)	(12,080)	—	(11)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(9,471)	(12,080)	—	(11)

Total increase (decrease) in net assets	50,804	51,256	7,818	8,318

Net assets at beginning of year	276,968	225,712	36,441	28,123

Net assets at end of year	$327,772	$276,968	$44,259	$36,441

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	MF1 Sub-Account		M05 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(7,337)	$(6,068)	$(1,818)	$(1,552)
Net realized gains (losses)	148,930	43,658	27,365	16,737
Net change in unrealized appreciation (depreciation)	(78,265)	97,517	(24,245)	31,642

Net increase (decrease) from operations	63,328	135,107	1,302	46,827

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	1,319	(20,097)	8,003	(19,674)
Withdrawals, surrenders, annuitizations and contract charges	(88,453)	(4,489)	(17,431)	(62)

Net accumulation activity	(87,134)	(24,586)	(9,428)	(19,736)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(87,134)	(24,586)	(9,428)	(19,736)

Total increase (decrease) in net assets	(23,806)	110,521	(8,126)	27,091

Net assets at beginning of year	512,773	402,252	133,215	106,124

Net assets at end of year	$488,967	$512,773	$125,089	$133,215

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	M42 Sub-Account		M06 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(578)	$(538)	$2,029	$2,915
Net realized gains (losses)	7,945	7,705	710	(482)
Net change in unrealized appreciation (depreciation)	(6,946)	7,871	(6,132)	5,827

Net increase (decrease) from operations	421	15,038	(3,393)	8,260

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	3,060	(8,420)	9,637	1,448
Withdrawals, surrenders, annuitizations and contract charges	(4,085)	(4,756)	(13,702)	(454)

Net accumulation activity	(1,025)	(13,176)	(4,065)	994

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(1,025)	(13,176)	(4,065)	994

Total increase (decrease) in net assets	(604)	1,862	(7,458)	9,254

Net assets at beginning of year	38,781	36,919	157,048	147,794

Net assets at end of year	$38,177	$38,781	$149,590	$157,048

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	M33 Sub-Account		M44 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(131)	$(85)	$672	$1,809
Net realized gains (losses)	786	426	6,515	4,000
Net change in unrealized appreciation (depreciation)	1,841	1,064	15,310	1,836

Net increase (decrease) from operations	2,496	1,405	22,497	7,645

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	—	—	—	—
Withdrawals, surrenders, annuitizations and contract charges	(7)	(7)	(1,373)	(14,821)

Net accumulation activity	(7)	(7)	(1,373)	(14,821)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(7)	(7)	(1,373)	(14,821)

Total increase (decrease) in net assets	2,489	1,398	21,124	(7,176)

Net assets at beginning of year	10,952	9,554	180,274	187,450

Net assets at end of year	$13,441	$10,952	$201,398	$180,274

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	M40 Sub-Account		M83 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(23)	$191	$(280)	$439
Net realized gains (losses)	1,215	764	19,796	27,367
Net change in unrealized appreciation (depreciation)	2,810	305	44,456	(21,361)

Net increase (decrease) from operations	4,002	1,260	63,972	6,445

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	—	—	(12,803)	(9,837)
Withdrawals, surrenders, annuitizations and contract charges	(10)	(9)	(19,937)	(28,093)

Net accumulation activity	(10)	(9)	(32,740)	(37,930)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	(125)	(95)
Adjustments to annuity reserves	—	—	10	(7,385)

Net annuitization activity	—	—	(115)	(7,480)

Net increase (decrease) from contract owner transactions	(10)	(9)	(32,855)	(45,410)

Total increase (decrease) in net assets	3,992	1,251	31,117	(38,965)

Net assets at beginning of year	33,324	32,073	281,420	320,385

Net assets at end of year	$37,316	$33,324	$312,537	$281,420

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	MB6 Sub-Account		MB7 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(144)	$105	$(79)	$(24)
Net realized gains (losses)	3,823	2,135	4,510	1,079
Net change in unrealized appreciation (depreciation)	8,858	3,221	(1,733)	233

Net increase (decrease) from operations	12,537	5,461	2,698	1,288

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	—	11,349	—
Transfers between Sub-Accounts (including the Fixed Account), net	—	—	—	1
Withdrawals, surrenders, annuitizations and contract charges	(19)	(25)	(11,362)	(3,636)

Net accumulation activity	(19)	(25)	(13)	(3,635)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(19)	(25)	(13)	(3,635)

Total increase (decrease) in net assets	12,518	5,436	2,685	(2,347)

Net assets at beginning of year	45,207	39,771	9,882	12,229

Net assets at end of year	$57,725	$45,207	$12,567	$9,882

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	M96 Sub-Account		MD2 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$863	$2,017	$107	$286
Net realized gains (losses)	(1,036)	76	(29)	(342)
Net change in unrealized appreciation (depreciation)	(3,590)	4,135	(1,104)	1,365

Net increase (decrease) from operations	(3,763)	6,228	(1,026)	1,309

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	—	—	(1)	2
Withdrawals, surrenders, annuitizations and contract charges	(21,949)	(1,451)	(1)	(6,034)

Net accumulation activity	(21,949)	(1,451)	(2)	(6,032)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(6,894)	(7,320)	—	—
Adjustments to annuity reserves	775	664	—	—

Net annuitization activity	(6,119)	(6,656)	—	—

Net increase (decrease) from contract owner transactions	(28,068)	(8,107)	(2)	(6,032)

Total increase (decrease) in net assets	(31,831)	(1,879)	(1,028)	(4,723)

Net assets at beginning of year	124,199	126,078	27,969	32,692

Net assets at end of year	$92,368	$124,199	$26,941	$27,969

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	MA6 Sub-Account		MA3 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$5,863	$6,002	$346	$393
Net realized gains (losses)	(517)	(3,647)	(64)	(14)
Net change in unrealized appreciation (depreciation)	(1,881)	1,303	(127)	(41)

Net increase (decrease) from operations	3,465	3,658	155	338

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	—	3,891	—
Transfers between Sub-Accounts (including the Fixed Account), net	8,912	8,397	1	1
Withdrawals, surrenders, annuitizations and contract charges	(31,052)	(11,528)	(3,895)	(6)

Net accumulation activity	(22,140)	(3,131)	(3)	(5)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(22,140)	(3,131)	(3)	(5)

Total increase (decrease) in net assets	(18,675)	527	152	333

Net assets at beginning of year	161,431	160,904	10,660	10,327

Net assets at end of year	$142,756	$161,431	$10,812	$10,660

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	MD6 Sub-Account		MB8 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(938)	$(640)	$(1,120)	$(1,311)
Net realized gains (losses)	18,971	11,622	5,842	(15,626)
Net change in unrealized appreciation (depreciation)	(459)	2,890	49,802	17,383

Net increase (decrease) from operations	17,574	13,872	54,524	446

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	—	—	(13,641)	(66,020)
Withdrawals, surrenders, annuitizations and contract charges	(12,995)	(9,268)	(40,654)	(4,472)

Net accumulation activity	(12,995)	(9,268)	(54,295)	(70,492)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(177)	(134)	—	—
Adjustments to annuity reserves	14	8	—	—

Net annuitization activity	(163)	(126)	—	—

Net increase (decrease) from contract owner transactions	(13,158)	(9,394)	(54,295)	(70,492)

Total increase (decrease) in net assets	4,416	4,478	229	(70,046)

Net assets at beginning of year	80,379	75,901	203,581	273,627

Net assets at end of year	$84,795	$80,379	$203,810	$203,581

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	MF6 Sub-Account		MG3 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$147	$5,149	$(271)	$(77)
Net realized gains (losses)	5,540	11,713	673	375
Net change in unrealized appreciation (depreciation)	41,943	(18,030)	9,538	1,804

Net increase (decrease) from operations	47,630	(1,168)	9,940	2,102

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(10,399)	7,280	(3,333)	907
Withdrawals, surrenders, annuitizations and contract charges	(5,806)	(17,423)	(2,580)	(2,545)

Net accumulation activity	(16,205)	(10,143)	(5,913)	(1,638)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(16,205)	(10,143)	(5,913)	(1,638)

Total increase (decrease) in net assets	31,425	(11,311)	4,027	464

Net assets at beginning of year	175,214	186,525	36,289	35,825

Net assets at end of year	$206,639	$175,214	$40,316	$36,289

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	PK8 Sub-Account		P06 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$970	$908	$1,365	$(70)
Net realized gains (losses)	44	(894)	51	22
Net change in unrealized appreciation (depreciation)	(2,284)	1,006	157	3,690

Net increase (decrease) from operations	(1,270)	1,020	1,573	3,642

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	3,734	2,851	7	1
Withdrawals, surrenders, annuitizations and contract charges	(3,692)	(3,696)	(4)	(5)

Net accumulation activity	42	(845)	3	(4)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	42	(845)	3	(4)

Total increase (decrease) in net assets	(1,228)	175	1,576	3,638

Net assets at beginning of year	32,789	32,614	40,329	36,691

Net assets at end of year	$31,561	$32,789	$41,905	$40,329

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	P07 Sub-Account
	December 31, 2021	December 31, 2020
Operations:
Net investment income (loss)	$151	$269
Net realized gains (losses)	1,864	209
Net change in unrealized appreciation (depreciation)	(3,258)	1,948

Net increase (decrease) from operations	(1,243)	2,426

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	3,676	2,556
Withdrawals, surrenders, annuitizations and contract charges	(4,438)	(4,414)

Net accumulation activity	(762)	(1,858)

Annuitization Activity:
Annuitizations	—	—
Annuity payments and contract charges	—	—
Adjustments to annuity reserves	—	—

Net annuitization activity	—	—

Net increase (decrease) from contract owner transactions	(762)	(1,858)

Total increase (decrease) in net assets	(2,005)	568

Net assets at beginning of year	46,376	45,808

Net assets at end of year	$44,371	$46,376

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2021

1. BUSINESS AND ORGANIZATION

Delaware Life NY Variable Account C (the “Variable Account”) is a separate account of Delaware Life Insurance Company of New York (the “Sponsor”). The Variable Account was established on October 18, 1985 as a funding vehicle for the variable portion of Futurity NY contracts and Futurity Accolade NY contracts (collectively, the “Contracts”) and certain other fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust existing in accordance with the regulations of the New York Insurance Department and is an investment company. Accordingly, the Variable Account follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The assets of the Variable Account are divided into “Sub-Accounts”. Each Sub-Account is invested in shares of a specific mutual fund (collectively the “Funds”), or series thereof, registered under the Investment Company Act of 1940, as amended. The contract owners of the Variable Account direct the deposits into the Sub-Accounts of the Variable Account.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor’s other assets and liabilities. Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

There were no Sub-Accounts that had name changes, merged, liquidated, or were closed during the current year.

There were no Sub-Accounts held by the contract owners of the Variable Account, with commencement dates earlier than the past five years, but for which the first activity occurred within the last five years.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Investment Valuation and Transactions

Investments made in mutual funds are carried at fair value and are valued at their closing net asset value as determined by the respective mutual fund, which in turn value their investments at fair value, as of December 31, 2021. Transactions are recorded on a trade date basis. Realized gains and losses on sales of investments now determined on the first in, first out basis. Dividend income and realized gain distributions are reinvested in additional fund shares and recognized on the ex-dividend date.

Units

The number of units credited is determined by dividing the dollar amount allocated to a Sub-Account by the unit value for that Sub-Account for the period during which the purchase payment was received. The unit value for each Sub-Account is established at $10.00 for the first period of that Sub-Account and is subsequently measured based on the performance of the investments and the contract charges selected by the contract holder, as discussed in Note 5.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Purchase Payments

Upon issuance of new Contracts, the initial purchase payment is credited to the contract in the form of units. All subsequent purchase payments are applied using the unit values for the period during which the purchase payment is received.

Transfers

Transfers between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds at the net asset value at the time of receipt. In addition, transfers can be made between the Sub-Accounts and the “Fixed Account”. The Fixed Account is part of the general account of the Sponsor in which purchase payments or contract values may be allocated or transferred.

Withdrawals

At any time during the accumulation phase (the period before the first annuity payment), the contract owner may elect to receive a cash withdrawal payment under the contract. If the contract owner requests a full withdrawal, the contract owner will receive the value of their account at the end of period, less the contract maintenance charge for the current contract year and any applicable withdrawal charge.

If the contract owner requests a partial withdrawal, the contract owner will receive the amount requested less any applicable withdrawal charge and the account value will be reduced by the amount requested. Any requests for partial withdrawals that would result in the value of the contract owner’s account being reduced to an amount less than the contract maintenance charge for the current contract year is treated as a request for a full withdrawal.

Annuitization

On the annuity commencement date, the contract’s accumulation account is canceled and its adjusted value is applied to provide an annuity. The adjusted value will be equal to the value of the accumulation account for the period that ends immediately before the annuity commencement date, reduced by any applicable premium taxes or similar taxes and a proportionate amount of the contract maintenance charge.

Annuity Payments

The amount of the first variable annuity payment is determined in accordance with the annuity payment rates found in the contract. The number of units to be credited in respect of a particular Sub-Account is determined by dividing that portion of the first variable annuity payment attributable to that Sub-Account by the annuity unit value of that Sub-Account for the period that ends immediately before the annuity commencement date. The number of units of each Sub-Account credited to the contract then remains fixed, unless an exchange of units is made. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, depending on the investment performance of the Sub-Accounts.

Federal Income Taxes

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code (the “Code”). Under existing federal income tax law, investment income and realized gain distributions earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes. In the event of a change in applicable tax law, the Sponsor will review this policy and if necessary a provision may be made in future years.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires Sponsor’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimates are fair value measurements of investments and the calculation of the reserve for variable annuities. Actual results could vary from the amounts derived from Sponsor management’s estimates.

Subsequent events

The Sponsor’s management has evaluated events subsequent to December 31, 2021 noting that there are no subsequent events requiring accounting adjustments or disclosure.

3. FAIR VALUE MEASUREMENTS

The Sub-Accounts’ investments are carried at fair value. Fair Value is an exit price, representing the amount that would be received from a sale of an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value (i.e., Level 1, 2 and 3). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability. Topic 820 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.

The Variable Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three-level hierarchy described above. If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

The Variable Account uses the Funds’ closing net asset value to determine the fair value of its Sub-Accounts. As of December 31, 2021, the net assets held in the Variable Account were categorized as Level 1 assets under the Topic 820 hierarchy levels. There were no Level 2 or 3 investments in the Variable Account during the year ended December 31, 2021. There were no transfers between levels during the year ended December 31, 2021.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

4. RELATED-PARTY TRANSACTIONS

Security Investors, LLC, one of the companies in the investment management businesses of Guggenheim Partners LLC and a related-party of the Sponsor, is the investment advisor to certain Rydex funds and charges a management fee at an annual rate 0.75% of the Rydex funds’ average daily net assets.

The Sponsor provides administrative services necessary for the operation of the Variable Account. The Sponsor absorbs all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws.

5. CONTRACT CHARGES

Mortality and expense risk charges

Charges for mortality and expense risks are based on the value of the Sub-Account and are deducted from the Variable Account at the end of each valuation period to cover the risks assumed by the Sponsor prior to the Sale Transaction. These charges are reflected on the Statements of Operations. The deductions are calculated at different levels based upon the elections made by the contract holder and are transferred periodically to the Sponsor. As of December 31, 2021, the deduction is at an effective annual rate of the average daily value of the contract invested in the Variable Account as follows:

	Level 1	Level 2
Futurity NY contracts	1.25%	—
Futurity Accolade NY contracts	1.30%	1.45%

Distribution expense charge

As reimbursement for administrative expenses attributable to Contracts which exceed the revenues received from the Account Fees, the Sponsor makes a deduction from the Sub-Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such Contracts, as reflected in the Statements of Operations.

Administration charges

Each year on the account anniversary date, an account administration fee (“Account Fee”) of $30 is deducted from the participant’s account, reflected in the Statements of Changes in Net Assets, to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee will be deducted pro rata from each variable annuity payment made during the year. These charges are reported in the Statements of Changes in Net Assets as part of “Withdrawals, surrenders, annuitizations and contract charges”.

Surrender charges

The Sponsor does not deduct a sales charge from purchase payments. However, a surrender charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract if the contract holder requests a full withdrawal prior to reaching the pay-out phase. In no event shall the aggregate withdrawal charges exceed 6% of the purchase payments made under Futurity NY contracts and 8% of the purchase payments made under Futurity Accolade NY contracts. These charges are reported in the Statements of Changes in Net Assets as part of “Withdrawals, surrenders, annuitizations and contract charges”.

Premium Taxes

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to make this deduction at the annuity commencement date. However, the Sponsor reserves the right to deduct such taxes when incurred.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

6. RESERVE FOR VARIABLE ANNUITIES

Reserve for variable annuities represents the actuarial present value of future contract benefits for those contract holders who are in the payout phase of their contract and who chose the variable payout option. Determined at issue, annuity reserves are calculated using the 2012 Individual Annuitant Mortality Table and an assumed interest rate of 3% per year. The Individual Annuitant Mortality Table utilized is subject to change in conjunction with changes in the tables currently adopted by the National Association of Insurance Commissioners. The mortality risk is fully borne by the Sponsor and may result in additional amounts being transferred into the variable annuity account by the Sponsor to cover greater longevity of annuities than expected. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

7. INVESTMENT PURCHASES AND SALES

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2021 were as follows:

	Purchases	Sales
A71	$500	$1,190
AM2	2,653	421
A19	2,935	811
A55	2,971	613
A51	13,582	633
F24	15,080	2,502
F99	13,250	8,294
F91	644	119
FE3	4,798	8,298
F56	157	1,031
G30	28,638	2,823
521	4,157	14,607
G33	6,585	6,249
G31	8,449	479
V15	12,461	1,491
A39	616	300
A21	17,722	26,623
J43	1,437	693
J32	1,747	489
MD8	36,892	21,582
M07	35,797	116,125
M35	27,590	56,359
M31	44,946	16,834
M80	5,867	589
MF1	114,117	105,005
M05	28,505	20,555
M42	10,642	5,414
M06	14,780	16,804
M33	769	205
M44	9,671	3,981
M40	1,735	566
M83	11,524	38,088
MB6	4,178	744
MB7	12,248	11,545
M96	2,370	30,350
MD2	538	433
MA6	17,544	33,821
MA3	4,403	4,060
MD6	10,185	14,298
MB8	6,605	62,020
MF6	2,870	18,928
MG3	925	6,847
PK8	5,183	4,171
P06	2,027	659
P07	6,600	5,262

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2021 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
A71	—	1	(1)
A19	—	9	(9)
A55	—	6	(6)
F24	—	10	(10)
F99	7	147	(140)
FE3	72	133	(61)
F56	—	32	(32)
G30	—	1	(1)
521	—	338	(338)
G33	210	419	(209)
A39	—	1	(1)
A21	331	1,244	(913)
J43	—	1	(1)
MD8	4,059	2,041	2,018
M07	—	6,189	(6,189)
M35	—	2,870	(2,870)
M31	119	414	(295)
MF1	293	2,388	(2,095)
M05	373	709	(336)
M42	168	193	(25)
M06	895	1,233	(338)
M33	—	1	(1)
M44	—	94	(94)
M40	—	1	(1)
M83	41	1,333	(1,292)
MB6	—	1	(1)
MB7	306	306	—
M96	—	1,597	(1,597)
MA6	476	1,430	(954)
MA3	160	160	—
MD6	—	481	(481)
MB8	115	1,432	(1,317)
MF6	—	347	(347)
MG3	12	211	(199)
PK8	110	107	3
P07	208	247	(39)

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

The changes in units outstanding for the year ended December 31, 2020 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
A71	—	1	(1)
A55	—	1,205	(1,205)
A51	—	1	(1)
F24	—	3,218	(3,218)
F99	—	276	(276)
FE3	111	1,119	(1,008)
F56	—	33	(33)
521	—	2	(2)
G33	710	858	(148)
V15	—	293	(293)
A39	—	4,126	(4,126)
A21	447	751	(304)
J32	—	1	(1)
MD8	62,938	63,177	(239)
M07	182	2,017	(1,835)
M35	8,402	17,793	(9,391)
M31	22	636	(614)
M80	—	1	(1)
MF1	62	827	(765)
M05	403	1,162	(759)
M42	1,633	2,198	(565)
M06	2,064	2,147	(83)
M44	—	1,136	(1,136)
M40	—	1	(1)
M83	598	2,506	(1,908)
MB6	—	1	(1)
MB7	—	119	(119)
M96	—	472	(472)
MD2	—	416	(416)
MA6	1,445	1,697	(252)
MD6	—	449	(449)
MB8	1,160	3,216	(2,056)
MF6	248	503	(255)
MG3	207	221	(14)
PK8	167	209	(42)
P06	—	1	(1)
P07	530	669	(139)

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

9. TAX DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a pension plan contract, is not treated as an annuity contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Sponsor believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS

The summary of units outstanding, unit value (some of which may be rounded), net assets, investment income ratios, expense ratios (excluding expenses of the underlying mutual funds) and the total return, for each of the five years in the period ended December 31, is as follows:

		At December 31,				For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
A71
2021	2,425	$35.1589	to	$34.1146	$84,502	0.64%	1.45%	to	1.60%	25.99%	to	25.80%
2020	2,426	27.9067	to	27.1184	67,116	1.33	1.45	to	1.60	0.98	to	0.83
2019	2,427	27.6345	to	26.8944	66,515	1.03	1.45	to	1.60	21.82	to	21.64
2018	2,428	22.6845	to	22.1101	54,648	0.75	1.45	to	1.60	(7.22)	to	(7.36)
2017	2,429	24.4486	to	23.8656	58,953	1.29	1.45	to	1.60	16.88	to	16.71

AM2
2021	788	36.3662	to	35.2860	28,406	—	1.45	to	1.60	6.44	to	6.28
2020	788	34.1647	to	33.1996	26,702	1.14	1.45	to	1.60	27.72	to	27.53
2019	788	26.7495	to	26.0331	20,920	0.28	1.45	to	1.60	25.39	to	25.20
2018	788	21.3333	to	20.7931	16,695	0.41	1.45	to	1.60	(18.80)	to	(18.92)
2017	789	26.2729	to	25.6463	20,579	0.74	1.45	to	1.60	32.69	to	32.49

A19
2021	171	71.4133			12,177	—		1.45		7.62
2020	180	66.3570			11,921	—		1.45		51.41
2019	180	43.8253	to	42.6515	7,880	—	1.45	to	1.60	34.04	to	33.84
2018	308	32.6962	to	31.8682	9,976	—	1.45	to	1.60	(2.55)	to	(2.69)
2017	129	32.7506			4,211	—		1.60		31.65

A55
2021	1,316	29.1646			38,401	1.15		1.40		29.84
2020	1,322	22.4613			29,689	1.33		1.40		13.29
2019	2,527	19.8271			50,102	1.61		1.40		27.68
2018	2,541	15.5283			39,453	1.67		1.40		(5.94)
2017	2,560	16.5084			42,256	1.54		1.40		19.65

A51
2021	1,281	32.1348			41,178	—		1.40		(7.36)
2020	1,281	34.6879			44,450	1.11		1.40		64.84
2019	1,282	21.0438			26,975	—		1.40		27.55
2018	1,282	16.4986			21,149	—		1.40		0.03
2017	1,283	16.4945			21,155	—		1.40		26.96

F24
2021	2,149	62.6980	to	60.8357	131,015	0.03	1.45	to	1.60	25.67	to	25.48
2020	2,159	49.8928	to	48.4835	104,892	0.13	1.45	to	1.60	28.34	to	28.15
2019	5,377	38.8743	to	37.8331	203,596	0.22	1.45	to	1.60	29.37	to	29.18
2018	5,387	30.0479	to	29.2870	157,899	0.44	1.45	to	1.60	(8.00)	to	(8.14)
2017	5,397	32.6607	to	31.8817	172,227	0.76	1.45	to	1.60	19.83	to	19.65

F99
2021	1,180	53.5853	to	51.9935	63,081	—	1.45	to	1.60	21.12	to	20.94
2020	1,320	44.2399	to	42.9902	58,281	0.04	1.45	to	1.60	41.47	to	41.25
2019	1,596	31.2723	to	30.4346	49,810	0.06	1.45	to	1.60	32.04	to	31.84
2018	1,999	23.6845	to	23.0847	47,134	0.04	1.45	to	1.60	(1.88)	to	(2.03)
2017	2,119	24.1388	to	23.5631	50,716	0.09	1.45	to	1.60	32.87	to	32.67

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

		At December 31,				For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]

F91
2021	289	$30.2361			$8,741	0.33%		1.45%		17.66%
2020	289	25.6974			7,429	0.23		1.45		13.66
2019	289	22.6092			6,539	1.56		1.45		25.65
2018	289	17.9931			5,206	1.34		1.45		(16.29)
2017	289	21.4957			6,222	1.23		1.45		28.11

FE3
2021	1,492	53.5835	to	52.0407	79,622	0.92	1.45	to	1.60	2.93	to	2.78
2020	1,553	52.0582	to	50.6352	80,555	2.22	1.45	to	1.60	5.30	to	5.14
2019	2,561	49.4372	to	48.1583	125,190	0.32	1.45	to	1.60	15.68	to	15.51
2018	2,658	42.7365	to	41.6934	112,410	2.01	1.45	to	1.60	(11.85)	to	(11.99)
2017	3,068	48.4830	to	47.3711	147,072	1.07	1.45	to	1.60	12.92	to	12.75

F56
2021	517	25.6547			13,263	1.11		1.45		3.35
2020	549	24.8224			13,627	3.00		1.45		4.26
2019	582	23.8074			13,852	2.78		1.45		13.49
2018	614	20.9781			12,887	1.99		1.45		(16.09)
2017	649	25.0006			16,221	1.62		1.45		16.79

G30
2021	8,083	27.1255			219,260	1.19		1.40		22.42
2020	8,084	22.1583			179,117	1.45		1.40		2.54
2019	8,084	21.6099			174,693	1.54		1.40		24.19
2018	8,112	17.4012			141,155	1.31		1.40		(9.73)
2017	8,311	19.2765			160,213	1.70		1.40		8.34

521
2021	455	41.8522			19,051	0.29		1.40		22.08
2020	793	34.2829			27,173	0.23		1.40		7.08
2019	795	32.0169			25,452	0.50		1.40		23.12
2018	800	26.0049			20,817	0.47		1.40		(9.89)
2017	808	28.8599			23,325	0.36		1.40		10.03

G33
2021	6,306	12.6184			79,569	2.82		1.40		10.62
2020	6,515	11.4070			74,314	1.65		1.40		5.33
2019	6,663	10.8297			72,157	2.57		1.40		16.81
2018	6,365	9.2709			59,008	2.00		1.40		(17.45)
2017	5,944	11.2302			66,748	1.83		1.40		24.86

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
G31
2021	1,145		$32.9686		$37,737	0.83%		1.40%			27.62%
2020	1,145		25.8338		29,576	0.90		1.40			15.92
2019	1,145		22.2865		25,520	1.30		1.40			23.48
2018	1,198		18.0487		21,619	1.20		1.40			(7.50)
2017	1,503		19.5118		29,333	1.42		1.40			22.36
V15
2021	2,912		37.1864		108,289	—		1.40			10.38
2020	2,912		33.6897		98,119	0.07		1.40			40.38
2019	3,205		23.9986		76,904	—		1.40			34.87
2018	3,218		17.7944		57,261	—		1.40			(4.96)
2017	3,282		18.7239		61,445	0.08		1.40			25.59
A39
2021	987		23.0129		22,722	0.67		1.40			25.97
2020	988	18.2680	to	28.6747	18,047	0.41	1.40	to	1.60	12.27	to	12.03
2019	5,114	16.2711	to	25.5958	121,680	0.96	1.40	to	1.60	27.18	to	26.91
2018	5,135	12.7936	to	20.1690	96,118	0.89	1.40	to	1.60	(10.66)	to	(10.85)
2017	5,468	14.3194	to	22.6236	112,561	1.05	1.40	to	1.60	11.62	to	11.37
A21
2021	7,269	19.3387	to	33.8315	142,097	1.20	1.40	to	1.45	4.43	to	4.36
2020	8,182	18.5192	to	32.4194	152,988	2.42	1.40	to	1.45	12.42	to	12.34
2019	8,486	16.4740	to	28.8582	141,096	1.60	1.40	to	1.45	26.80	to	26.71
2018	8,678	12.9926	to	22.7748	113,781	2.10	1.40	to	1.45	(16.16)	to	(16.21)
2017	8,586	15.4965	to	27.1822	134,277	1.44	1.40	to	1.45	21.31	to	21.23

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
J43
2021	1,012	$49.1212			$49,714	0.51%		1.40%		19.71%
2020	1,013	41.0345			41,548	0.95	1.40			12.11
2019	1,013	36.6020			37,080	0.40	1.40			22.85
2018	1,025	29.7930			30,527	0.37	1.40			(13.15)
2017	1,033	34.3056			35,441	0.32	1.40			13.64

J32
2021	613	62.5616			38,368	0.73	1.40			27.55
2020	613	49.0468			30,090	0.76	1.40			23.53
2019	614	39.7057			24,371	0.85	1.40			29.93
2018	614	30.5586			18,762	0.81	1.40			(7.47)
2017	614	33.0254			20,286	0.87		1.40		20.64

L27 [5]
2018	208	24.7944			5,149	1.53	1.45			(24.78)

MD8
2021	23,228	9.1128	to	8.9322	210,777	—	1.40	to	1.60	(1.38)	to	(1.60)
2020	21,210	9.2405	to	9.0771	195,464	0.22	1.40	to	1.60	(1.17)	to	(1.38)
2019	21,449	9.3499	to	9.2045	200,066	1.59	1.40	to	1.60	0.23	to	0.01
2018	20,839	9.3284	to	9.2032	193,987	1.24	1.40	to	1.60	(0.15)	to	(0.36)
2017	22,618	9.3422	to	9.2369	210,955	0.28	1.40	to	1.60	(1.09)	to	(1.30)

M07
2021	26,381	18.0842			480,484	1.88		1.40		12.54
2020	32,570	16.0693			524,818	2.32		1.40		8.29
2019	34,405	14.8390			510,709	2.31		1.40		18.72
2018	49,348	12.4991			616,175	2.21		1.40		(6.92)
2017	52,790	13.4290			707,550	2.43		1.40		10.75

M35
2021	22,509	17.6126	to	17.3911	392,422	1.62	1.45	to	1.60	12.19	to	12.02
2020	25,379	15.6992	to	15.5250	394,781	1.87	1.45	to	1.60	7.93	to	7.76
2019	34,770	14.5462	to	14.4065	501,777	1.91	1.45	to	1.60	18.38	to	18.20
2018	45,331	12.2879	to	12.1882	553,131	1.93	1.45	to	1.60	(7.24)	to	(7.38)
2017	52,591	13.2473	to	13.1596	692,641	2.07	1.45	to	1.60	10.41	to	10.24

M31
2021	10,006	32.7571			327,772	—		1.40		21.83
2020	10,301	26.8885			276,968	—		1.40		30.03
2019	10,915	20.6787			225,712	—		1.40		36.24
2018	11,154	15.1782			169,293	0.09		1.40		1.24
2017	11,475	14.9920			172,033	0.10		1.40		29.59

M80
2021	669	66.1194			44,259	—		1.45		21.45
2020	669	54.4402			36,441	—		1.45		29.63
2019	670	41.9976			28,123	—		1.45		35.78
2018	670	30.9298			20,720	—		1.45		0.92
2017	670	30.6479			20,540	—		1.45		29.19

MF1
2021	11,687	41.9674	to	41.1360	488,967	—	1.40	to	1.60	12.53	to	12.29
2020	13,782	37.2928	to	36.6332	512,773	—	1.40	to	1.60	34.59	to	34.30
2019	14,547	27.7087	to	27.2777	402,252	—	1.40	to	1.60	36.75	to	36.45
2018	15,156	20.2630	to	19.9911	306,567	—	1.40	to	1.60	(0.17)	to	(0.39)
2017	17,231	20.2981	to	20.0693	349,155	0.12	1.40	to	1.60	25.25	to	24.98

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
M05
2021	4,861		$25.7352		$125,089	—%		1.40%			0.39%
2020	5,197		25.6346		133,215	—		1.40			43.87
2019	5,956		17.8183		106,124	—		1.40			39.74
2018	6,524		12.7508		83,187	—		1.40			(2.85)
2017	6,979		13.1243		91,590	—		1.40			24.91
M42
2021	1,521	25.1431	to	24.8639	38,177	—	1.45	to	1.60	0.10	to	(0.05)
2020	1,546	25.1175	to	24.8760	38,781	—	1.45	to	1.60	43.47	to	43.26
2019	2,111	17.5069	to	17.3646	36,919	—	1.45	to	1.60	39.23	to	39.02
2018	2,650	12.5741	to	12.4906	33,292	—	1.45	to	1.60	(3.15)	to	(3.29)
2017	4,638	12.9829	to	12.9162	59,983	—	1.45	to	1.60	24.51	to	24.32
M06
2021	12,721	11.7902	to	11.5566	149,590	2.71	1.40	to	1.60	(2.18)	to	(2.40)
2020	13,059	12.0535	to	11.8403	157,048	3.51	1.40	to	1.60	6.96	to	6.73
2019	13,142	11.2687	to	11.0934	147,794	3.46	1.40	to	1.60	8.68	to	8.45
2018	12,404	10.3684	to	10.2292	128,375	3.18	1.40	to	1.60	(2.46)	to	(2.67)
2017	15,746	10.6300	to	10.5101	167,179	3.35	1.40	to	1.60	3.02	to	2.79
M33
2021	413		32.5147		13,441	0.54		1.60			22.81
2020	414		26.4753		10,952	0.73		1.60			14.73
2019	414		23.0765		9,554	0.79		1.60			30.83
2018	414		17.6391		7,310	0.70		1.60			(5.90)
2017	415		18.7458		7,775	0.86		1.60			21.40
M44
2021	13,126		15.3431		201,398	1.75		1.40			12.51
2020	13,220		13.6365		180,274	2.50		1.40			4.43
2019	14,356		13.0576		187,450	5.35		1.40			23.34
2018	6,921		10.5867		73,268	1.11		1.40			(0.35)
2017	7,267		10.6234		77,196	4.38		1.40			13.25
M40
2021	2,517		14.8238		37,316	1.54		1.60			12.01
2020	2,518		13.2347		33,324	2.24		1.60			3.93
2019	2,519		12.7341		32,073	3.82		1.60			22.81
2018	2,519	10.4382	to	10.3689	26,124	0.71	1.45	to	1.60	(0.66)	to	(0.81)
2017	3,921	10.5073	to	10.4533	41,062	4.11	1.45	to	1.60	12.84	to	12.67
M83
2021	11,332	27.6019	to	27.0550	312,537	1.31	1.40	to	1.60	23.72	to	23.45
2020	12,624	22.3101	to	21.9154	281,420	1.58	1.40	to	1.60	2.04	to	1.82
2019	14,532	21.8641	to	21.5240	320,385	2.15	1.40	to	1.60	28.01	to	27.73
2018	14,951	17.0804	to	16.8511	257,606	1.56	1.40	to	1.60	(11.34)	to	(11.53)
2017	15,788	19.2643	to	19.0473	306,752	1.93	1.40	to	1.60	16.03	to	15.78
MB6
2021	1,624		35.5438		57,725	1.11		1.40			27.74
2020	1,625		27.8257		45,207	1.66		1.40			13.74
2019	1,626		24.4641		39,771	1.50		1.40			27.39
2018	1,626		19.2042		31,235	1.32		1.40			(9.02)
2017	1,878		21.1087		39,651	1.53		1.40			19.10

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
MB7
2021	306	$41.1008			$12,567	0.92%	1.60%			27.12%
2020	306	33.2711	to	32.3314	9,882	1.34	1.45	to	1.60	13.39	to	13.22
2019	425	29.3418	to	28.5560	12,229	1.26	1.45	to	1.60	27.01	to	26.82
2018	426	23.1023	to	22.5175	9,651	1.15	1.45	to	1.60	(9.33)	to	(9.47)
2017	426	25.4796	to	24.8720	10,669	1.10	1.45	to	1.60	18.73	to	18.55

M96
2021	5,074	17.9022			92,368	2.19		1.40		(3.24)
2020	6,671	18.5025			124,199	2.96		1.40		4.90
2019	7,143	17.6375			126,078	3.06		1.40		5.05
2018	7,713	16.7889			129,093	3.31		1.40		(0.93)
2017	8,824	16.9461			148,742	3.14		1.40		0.81

MD2
2021	1,926	14.3451	to	13.9191	26,941	1.97	1.45	to	1.60	(3.56)	to	(3.70)
2020	1,926	14.8743	to	14.4542	27,969	2.59	1.45	to	1.60	4.58	to	4.42
2019	2,342	14.2235	to	13.8426	32,692	2.75	1.45	to	1.60	4.81	to	4.65
2018	2,342	13.5708	to	13.2272	31,228	3.01	1.45	to	1.60	(1.29)	to	(1.44)
2017	2,342	13.7480	to	13.4202	31,674	2.88	1.45	to	1.60	0.55	to	0.40

MA6
2021	7,022	24.7352	to	13.6108	142,756	5.14	1.40	to	1.60	2.06	to	1.84
2020	7,976	24.2369	to	13.3655	161,431	5.69	1.40	to	1.60	3.63	to	3.40
2019	8,228	23.3881	to	12.9255	160,904	6.00	1.40	to	1.60	13.22	to	12.98
2018	9,040	20.6571	to	11.4409	157,806	5.69	1.40	to	1.60	(4.43)	to	(4.63)
2017	10,828	21.6138	to	11.9969	190,928	5.03	1.40	to	1.60	5.22	to	4.99

MA3
2021	434	25.2094	to	24.4606	10,812	4.76	1.45	to	1.60	1.59	to	1.44
2020	434	24.8147	to	24.1139	10,660	5.42	1.45	to	1.60	3.33	to	3.17
2019	434	24.0154	to	23.3723	10,327	5.50	1.45	to	1.60	12.78	to	12.61
2018	435	21.2942	to	20.7550	9,167	5.41	1.45	to	1.60	(4.65)	to	(4.79)
2017	435	22.3324	to	21.7998	9,626	15.06	1.45	to	1.60	4.77	to	4.62

MD6
2021	2,702	31.3778			84,795	0.23		1.40		24.23
2020	3,183	25.2574			80,379	0.46		1.40		20.83
2019	3,632	20.9037			75,901	0.59		1.40		38.02
2018	3,650	15.1456			55,287	0.58		1.40		(0.59)
2017	3,676	15.2359			56,011	0.65		1.40		26.66

MB3[6]
2018	—	23.3465			—	—		1.45		(0.89)
2017	793	23.5558			18,688	0.42		1.45		26.25

MB8
2021	4,728	42.2219	to	45.2740	203,810	0.90	1.40	to	1.60	27.85	to	27.57
2020	6,045	33.0256	to	35.4896	203,581	0.78	1.40	to	1.60	0.82	to	0.60
2019	8,101	32.7584	to	35.2790	273,627	0.73	1.40	to	1.60	25.02	to	24.75
2018	8,418	26.2017	to	28.2790	227,964	0.87	1.40	to	1.60	(6.43)	to	(6.63)
2017	9,067	28.0015	to	30.2873	262,921	0.87	1.40	to	1.60	13.38	to	13.14

MF6
2021	3,818	57.6393	to	43.4239	206,639	1.50	1.40	to	1.60	28.33	to	28.05
2020	4,165	44.9158	to	33.9117	175,214	4.61	1.40	to	1.60	0.08	to	(0.14)
2019	4,420	44.8809	to	33.9590	186,525	3.70	1.40	to	1.60	25.12	to	24.85
2018	4,509	35.8702	to	27.1999	151,661	4.08	1.40	to	1.60	(4.38)	to	(4.59)
2017	5,387	37.5133	to	28.5078	188,781	4.19	1.40	to	1.60	11.77	to	11.53

MG3
2021	1,230	32.8472	to	32.1667	40,316	0.79	1.45	to	1.60	29.09	to	28.90
2020	1,429	25.4449	to	24.9551	36,289	1.24	1.45	to	1.60	2.36	to	2.21
2019	1,443	24.8581	to	24.4164	35,825	1.29	1.45	to	1.60	29.22	to	29.03
2018	1,599	19.2369	to	18.9234	30,720	0.91	1.45	to	1.60	(12.74)	to	(12.87)
2017	1,917	22.0452	to	21.7187	42,101	1.24	1.45	to	1.60	12.03	to	11.87

DELAWARE LIFE NY VARIABLE ACCOUNT C - FUTURITY

(A Separate Account of Delaware Life Insurance Company of New York)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
PK8
2021	928	$34.1669	to	$33.1830	$31,561	4.48%	1.45%	to	1.60%	(3.99%)	to	(4.13%)
2020	925	35.5852	to	34.6124	32,789	4.56	1.45	to	1.60	5.15	to	5.00
2019	967	33.8408	to	32.9653	32,614	4.42	1.45	to	1.60	13.13	to	12.97
2018	1,017	29.9119	to	29.1818	30,316	4.11	1.45	to	1.60	(6.12)	to	(6.26)
2017	1,404	31.8622	to	31.1314	44,410	5.07	1.45	to	1.60	8.31	to	8.14

P06
2021	2,332		17.9694		41,905	4.95		1.60			3.92
2020	2,332		17.2910		40,329	1.43		1.60			9.93
2019	2,333		15.7290		36,691	1.66		1.60			6.72
2018	2,333		14.7392		34,387	2.47		1.60			(3.77)
2017	2,333		15.3172		35,740	2.39		1.60			2.01

P07
2021	2,412	18.5312	to	17.9975	44,371	1.82	1.45	to	1.60	(2.70)	to	(2.84)
2020	2,451	19.0448	to	18.5241	46,376	2.13	1.45	to	1.60	7.08	to	6.92
2019	2,590	17.7850	to	17.3248	45,808	3.01	1.45	to	1.60	6.80	to	6.64
2018	2,603	16.6523	to	16.2458	43,135	2.52	1.45	to	1.60	(1.98)	to	(2.13)
2017	3,517	16.9883	to	16.5986	59,275	2.02	1.45	to	1.60	3.40	to	3.25

R03[7]
2019	—		41.8362		—	—		1.60			34.68
2018	178		31.0638		5,520	—		1.60			(3.38)
2017	178		32.1520		5,722	—		1.60			29.03

[1]

Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, which are net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Sub-Accounts invest.

[2]

Ratio represents the contract expenses of the Sub-Account, consisting primarily of mortality and expense charges and distribution charges. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

[3]

Ratio represents the total return for the year indicated, including changes in the value of the underlying mutual fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in reduction in the total return presented. The total return is calculated for each period indicated or from the effective date through the end of the reporting period using the unit value of the beginning period that corresponds to the lowest or highest ending period unit value disclosed. The total returns are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts.

[4]

The unit values are not a direct calculation of net assets over the number of units allocated to the Sub-Account. The unit values are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts. Some unit values may be outside of the range due to timing of the related Sub-Account level’s commencement date. Unit values of product pricing levels with zero units during the period are excluded when determining the range.

[5]	The net assets in L27 were transferred out during 2014 and L27 remained with zero balance through 2017. Additionally, L27 merged into Sub-Account MD8 on July 31, 2019.
[6]

MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3) is active but has zero balance, and therefore is not reported on the Statements of Operations and Statements of Changes in Net Assets.

[7]	Rydex VT NASDAQ-100 Fund Sub-Account (R03) is active but has zero balance, and therefore is not reported on the Statements of Operations and Statements of Changes in Net Assets.

Delaware Life Insurance Company of New York

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

Reports of Independent Auditors

Statutory Financial Statements as of

December 31, 2021 and 2020 and for the Years Ended

December 31, 2021, 2020 and 2019

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

KPMG LLP

One Financial Plaza

755 Main Street

Hartford, CT 06103

Independent Auditors’ Report

The Board of Directors

Delaware Life Insurance Company of New York:

Opinions

We have audited the financial statements of Delaware Life Insurance Company of New York (the Company), which comprise the statutory statement of admitted assets, liabilities, and capital stock and surplus as of December 31, 2021, and the related statutory statements of operations, changes in capital stock and surplus, and cash flow for the year then ended, and the related notes to the financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital stock and surplus of the Company as of December 31, 2021, and the results of its operations and its cash flow for the year then ended in accordance with accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2021, or the results of its operations or its cash flows for the year then ended.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 1 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

/s/ KPMG LLP

Hartford, Connecticut

April 28, 2022

Report of Independent Auditors

To the Board of Directors of

Delaware Life Insurance Company of New York

We have audited the accompanying statutory financial statements of Delaware Life Insurance Company of New York, which comprise the statutory statements of admitted assets, liabilities and capital stock and surplus as of December 31, 2020, and the related statutory statements of operations and changes in capital stock and surplus, and of cash flows for each of the two years in the period ended December 31, 2020.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

PricewaterhouseCoopers LLP, 185 Asylum Street, Suite 2400, Hartford, CT 06103-3404
T: (860) 241 7000, F: (860) 241 7590, www.pwc.com/us

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2020, or the results of its operations or its cash flows for each of the two years in the period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2020, and the results of its operations and its cash flows for each of the two years in the period ended December 31, 2020, in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 1.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut

April 28, 2021

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES, AND CAPITAL STOCK AND SURPLUS

AS OF DECEMBER 31, 2021 AND 2020 (IN THOUSANDS EXCEPT SHARE AND PER SHARE DATA)

	2021	2020
ADMITTED ASSETS
GENERAL ACCOUNT ASSETS
Bonds	$963,960	$953,620
Preferred stocks	8,547	16,177
Common stocks	—	4,340
Mortgage loans on real estate	34,977	45,742
Cash, cash equivalents and short-term investments	44,073	128,871
Contract loans	6,206	6,802
Other invested assets	29,777	2,795
Receivable for securities	571	1
Investment income due and accrued	9,827	8,760
Deferred premiums	33	31
Amounts recoverable from reinsurers	2,962	1,036
Other amounts receivable under reinsurance contracts	—	239
Net deferred tax asset	21,761	25,432
Receivable from parent, subsidiaries and affiliates	—	897
Other assets	804	991

Total general account assets	1,123,498	1,195,734
SEPARATE ACCOUNT ASSETS	1,028,372	1,048,129

TOTAL ADMITTED ASSETS	$2,151,870	$2,243,863

	2021	2020
LIABILITIES, CAPITAL STOCK AND SURPLUS
GENERAL ACCOUNT LIABILITIES
Aggregate reserve for life contracts	$493,191	$531,794
Liability for deposit-type contracts	19,295	19,746
Contract claims	1,648	1,269
Other amounts payable on reinsurance	3,521	3,814
Interest maintenance reserve	23,731	24,473
Commissions to agents due or accrued	336	340
General expenses due or accrued	1,511	2,232
Transfers from Separate Accounts due or accrued (net)	(55,700)	(41,739)
Taxes, licenses and fees due and accrued	4,307	4,391
Current federal and foreign income taxes	8,068	26,584
Remittances and items not allocated	1,697	76
Asset valuation reserve	11,302	11,811
Payable to parent and affiliates	200	—
Reinsurance in unauthorized and certified companies	1,397	915
Funds held under coinsurance	160,039	157,239
Payable for securities	3,605	1,203
Other liabilities	1,305	1,247

Total general account liabilities	679,453	745,395
SEPARATE ACCOUNT LIABILITIES	1,028,370	1,048,128

Total liabilities	1,707,823	1,793,523
CAPITAL STOCK AND SURPLUS:
Common capital stock, $350 par value – 6,001 shares authorized: 6,001 shares issued and outstanding	2,100	2,100
Gross paid in and contributed surplus	357,400	357,400
Unassigned funds	84,547	90,840

Total surplus	441,947	448,240

Total common capital stock and surplus	444,047	450,340

TOTAL LIABILITIES, CAPITAL STOCK AND SURPLUS	$2,151,870	$2,243,863

See notes to statutory financial statements.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

STATUTORY STATEMENTS OF OPERATIONS

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 (IN THOUSANDS)

	2021	2020	2019
INCOME:
Premiums and annuity considerations	$12,076	$13,251	$12,357
Considerations for supplementary contracts with life contingencies	6,617	5,981	10,600
Net investment income	46,324	44,078	47,702
Amortization of interest maintenance reserve	1,529	1,351	1,497
Commissions and expense allowances on reinsurance ceded	615	613	638
Income from fees associated with investment management, administration and contract guarantees from Separate Accounts	17,232	17,150	18,518
Other income	3,195	3,245	3,366

Total Income	87,588	85,669	94,678
BENEFITS AND EXPENSES:
Death benefits	136	109	—
Annuity benefits	34,661	38,521	51,234
Surrender benefits and withdrawals for life contracts	107,348	119,409	176,714
Interest and adjustments on contracts or deposit-type contract funds	1,426	1,337	1,321
Payments on supplementary contracts with life contingencies	6,268	7,148	5,541
Decrease in aggregate reserves for life and accident and health contracts	(38,603)	(47,813)	(44,699)

Total Benefits	111,236	118,711	190,111
Commissions on premiums and annuity considerations (direct business only)	3,751	3,873	4,294
General insurance expenses	6,015	6,812	9,883
Insurance taxes, licenses and fees, excluding federal income taxes	(484)	(1,229)	617
Net transfers from Separate Accounts net of reinsurance	(103,353)	(116,590)	(164,649)
Other deductions	8,316	6,771	6,865

Total Benefits and Expenses	25,481	18,348	47,121
Net gain from operations before federal income tax expense and net realized capital (losses) gains	62,107	67,321	47,557
Federal income tax expense, excluding tax on capital (losses) gains	8,081	9,089	12,611

Net gain from operations after federal income taxes and before net realized capital (losses) gains	54,026	58,232	34,946
Net realized capital (losses) gains less capital gains tax and transfers to the interest maintenance reserve	(26)	(288)	195

NET INCOME	$54,000	$57,944	$35,141

See notes to statutory financial statements.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

STATUTORY STATEMENTS OF CHANGES IN CAPITAL STOCK AND SURPLUS

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 (IN THOUSANDS)

	2021	2020	2019
CAPITAL STOCK AND SURPLUS, BEGINNING OF YEAR	$450,340	$398,539	$366,354
Net income	54,000	57,944	35,141
Change in net unrealized capital (losses) gains, net of deferred income tax	1,253	(1)	(487)
Change in net deferred income tax	(3,338)	(4,586)	2,697
Change in nonadmitted assets	(3)	(2)	9
Change in liability for reinsurance in unauthorized and certified companies	(482)	104	(40)
Change in asset valuation reserve	509	(1,658)	(6,865)
Prior period adjustment net of tax	—	—	1,730
Dividends to stockholder	(58,232)	—	—

CAPITAL STOCK AND SURPLUS, END OF YEAR	$444,047	$450,340	$398,539

See notes to statutory financial statements.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

STATUTORY STATEMENTS OF CASH FLOW

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 (IN THOUSANDS)

	2021	2020	2019
CASH FROM OPERATIONS:
Premiums collected net of reinsurance	$18,691	$19,234	$22,960
Net investment income	46,402	43,783	47,956
Miscellaneous income	21,043	21,008	22,522

Total receipts	86,136	84,025	93,438
Benefits and loss related payments	(151,439)	(164,863)	(233,412)
Net transfers from Separate Accounts	89,391	109,652	169,363
Commissions, expenses paid and aggregate write-ins for deductions	(18,719)	(17,404)	(21,495)
Federal and foreign income taxes (paid) recovered	(27,515)	—	(1,836)

Total payments	(108,282)	(72,615)	(87,380)

Net cash from operations	(22,146)	11,410	6,058

CASH FROM INVESTMENTS:
Proceeds from investments sold, matured or repaid:
Bonds	401,778	200,456	90,045
Stocks	13,677	1,109	2,643
Mortgage loans	11,234	4,236	13,903
Miscellaneous proceeds	1,831	5,637	—

Total investment proceeds	428,520	211,438	106,591
Cost of investments acquired (long-term only):
Bonds	(417,730)	(140,387)	(101,147)
Stocks	(4,500)	(500)	—
Mortgage loans	(7)	—	(22,652)
Other invested assets	(16,237)	(83)	—
Miscellaneous applications	(364)	(223)	(9,722)

Total investments acquired	(438,838)	(141,193)	(133,521)
Net increase in contract loans and premium notes	593	(954)	(1,385)

Net cash from investments	(9,725)	69,291	(28,315)

CASH FROM FINANCING AND MISCELLANEOUS SOURCES:
Net deposits on deposit-type contracts and other liabilities	(451)	2,694	1,520
Dividends to stockholder	(58,232)	—	—
Other cash provided (applied)	5,756	2,463	1,495

Net cash from financing and miscellaneous sources	(52,927)	5,157	3,015

Net change in cash, cash equivalents and short-term investments	(84,798)	85,858	(19,242)
CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS:
Beginning of year	128,871	43,013	62,255

End of year	$44,073	$128,871	$43,013

	2021	2020	2019
SUPPLEMENTAL SCHEDULE OF NON-CASH ACTIVITIES
Exchanges of debt securities	$31,685	$5,224	$10,823
Transfer of bonds to other invested assets	4,895	—	747
Transfer of bonds to preferred stocks	1,492	—	—
Transfer of common stocks to other invested assets	4,340	—	—
Prior period adjustment	—	—	2,190

See notes to statutory financial statements.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 AND 2020 AND FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

1.	DESCRIPTION OF THE BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

GENERAL

Delaware Life Insurance Company of New York (the “Company”) is a stock life insurance company incorporated under the laws of the State of New York. The Company is a direct, wholly-owned subsidiary of Delaware Life Insurance Company (“DLIC”). DLIC is a wholly-owned subsidiary of DLIC Holdings, LLC (formerly Group One Thousand One, LLC).

The Company’s business includes a variety of wealth accumulation and protection products, including individual fixed and variable annuities, individual and group life insurance, and group disability insurance. The Company has reinsured certain risks related to some of these products to former affiliated and non-affiliated reinsurers. The Company also sold group life and disability insurance, of which 100% of these risks have been reinsured.

BASIS OF PRESENTATION – ACCOUNTING PRACTICES

The accompanying financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the New York State Department of Financial Services (the “Department”). The Department recognizes only statutory accounting principles prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the New York Insurance Law. The National Association of Insurance Commissioners’ (“NAIC’s”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted accounting principles by the State of New York.

There was no material difference in the Company’s net income (loss) or capital stock and surplus between NAIC SAP and practices prescribed and permitted by the State of New York as of December 31, 2021 and 2020 and for the years ended December 31, 2021, 2020 and 2019.

Accounting principles and procedures of the NAIC, as prescribed or permitted by the Department, comprise a comprehensive basis of accounting principles other than accounting principles generally accepted in the United States of America (“GAAP”). The more significant differences affecting the Company are as follows:

Statutory accounting principles do not recognize the following assets or liabilities, which are reflected under GAAP: deferred policy acquisition costs and unearned premium reserves. Deferred policy acquisition costs create a temporary tax difference as disclosed in Note 13. An asset valuation reserve (“AVR”) and interest maintenance reserve (“IMR”) are established under statutory accounting principles but not under GAAP. Methods for calculating investment valuation allowances differ under statutory accounting principles and GAAP. Actuarial assumptions and reserving methods differ under statutory accounting principles and GAAP. There are certain limitations on the admissibility of net deferred tax assets (“DTAs”) under statutory accounting principles. Certain contracts with a market value adjustment (“MVA”) feature are classified within the Company’s General Account under GAAP, but are classified within the Company’s non-insulated Separate Accounts under statutory accounting principles.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 AND 2020 AND FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

Under GAAP, investments in fixed maturity securities classified as available-for-sale or trading are carried at aggregate fair value. Changes in unrealized gains and losses are reported net of taxes in a separate component of stockholder’s equity for available-for-sale securities, and changes in unrealized gains and losses on trading securities are recorded in net investment income. Fixed maturity securities are generally carried at amortized cost under statutory accounting principles.

Annuity considerations are recognized as revenue when received. Expenses incurred in connection with acquiring new insurance business, if any, including acquisition costs such as sales commissions, are charged to operations as incurred.

USE OF ESTIMATES

The preparation of financial statements in conformity with statutory accounting principles prescribed or permitted by the State of New York requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The most significant estimates are those used in determining the fair value of financial instruments, allowance for loan losses, aggregate reserves for life policies and annuity contracts, contract claims incurred but not reported, deferred income taxes, provision for income taxes, and other-than-temporary-impairments (“OTTI”) of investments.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Company in preparing the accompanying statutory-basis financial statements:

FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including cash equivalents, short-term investments, bonds, equity securities, and mortgage loans. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize potential losses.

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

Cash, cash equivalents, and short-term investments are liquid assets. The Company’s cash equivalents primarily include commercial paper and money market instruments, which have an original term to maturity of less than three months. The carrying value for cash, cash equivalents, and short-term investments is stated at amortized cost, which approximates fair value. Short-term investments, with the exception of money market instruments which are carried at fair value per Statement of Statutory Accounting Principles (“SSAP”) No. 2R, Cash, Cash Equivalents, Drafts and Short Term Investments, include bonds with a term to maturity exceeding three months, but less than one year on the date of acquisition.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 AND 2020 AND FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

INVESTMENTS

Bonds

Investments in bonds, mortgage-backed securities (“MBS”), and asset-backed securities (“ABS”) are stated at amortized cost using the scientific method. Where the NAIC designation of the bond has fallen to 6 and the fair value has fallen below amortized cost, they are carried at fair value. Adjustments to the value of MBS and ABS securities based on changes in cash flows, including those related to changes in prepayment assumptions, are made retrospectively. As part of this process, a third-party vendor for each security type was appointed by the NAIC to develop a revised NAIC designation methodology. The ratings for residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”) are determined by comparing the insurer’s carrying value divided by the remaining par value to price ranges provided by the third-party vendor corresponding to each NAIC designation. Comparisons are initially made to the model based on amortized cost. Where the resulting designation is an NAIC 6 per the model, further comparison based on fair value is required which, in some cases, results in a higher final NAIC designation.

The definition of structured securities under SSAP No. 43R, Loan Backed and Structured Securities – Revised, (“SSAP 43R”) includes certain types of ABS and MBS securities that do not follow the revised rating methodology described above, including, but not limited to, equipment trust certificates, credit tenant loans, 5*/6* securities, interest-only securities, and those with Securities Valuation Office (“SVO”) assigned NAIC designations. Interest income on bonds, MBS and ABS is recognized when earned based upon estimated principal repayments, if applicable. For bonds subject to prepayment risk, yields are recalculated and asset balances adjusted periodically so that expected return on future cash flows matches the expected return over the life of the investment from acquisition. If the collection of all contractual cash flows is not probable, an OTTI may be indicated. The process of analyzing securities for OTTI adjustment is further described in Note 3.

Preferred Stocks and Common Stocks

Preferred stocks are stated in accordance with guidance provided in SSAP No. 32R, Investments in Preferred Stock (“SSAP No. 32R”). Effective January 1, 2021, perpetual preferred stocks and mandatory convertible preferred stocks are reported at fair value and can not exceed effective call price. Redeemable preferred stocks are carried at amortized cost for NAIC 1-3 and at the lower of amortized cost or fair value for NAIC 4-6. Prior to adoption of the revisions of SSAP No. 32R, perpetual preferred stock rated NAIC 1-3 was carried amortized cost. Common stocks are stated at fair value.

Mortgage Loans on Real Estate

Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses. Mortgage loans acquired at a premium or discount are carried at amortized cost using the effective interest rate method, net of provisions for estimated losses. Purchases and sales of mortgage loans are recognized or derecognized in the Company’s Statutory Statements of Admitted Assets, Liabilities and Capital Stock and Surplus on the loan’s trade date, which is the date that the Company funds the purchase or receives the proceeds from the sale. Transaction costs on mortgage loans are capitalized on initial recognition and are recognized in the Company’s Statutory Statements of Operations using the effective interest rate method. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property’s value at the time that the original loan was made. The Company regularly assesses the value of the collateral.

A mortgage loan is considered impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. When a mortgage loan is classified as impaired, allowances for credit losses are established to adjust the carrying value of the loan to its net recoverable amount.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 AND 2020 AND FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

A specific allowance for loan loss is established for an impaired loan if the present value of expected cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral less cost to sell, is less than the recorded amount of the loan. The full extent of impairment in the mortgage portfolio cannot be assessed solely by reviewing loans individually. A general allowance for loan loss is established based on an assessment of past loss experience on groups of loans with similar characteristics and current economic conditions. While management believes that it uses the best information available to establish loan loss allowances, future adjustments may become necessary if economic conditions differ from the assumptions used in calculating them.

Interest income is recognized on mortgage loans when the collection of contractually specified future cash flows is probable, in which case cash receipts are recorded in accordance with the effective interest rate method. Interest income is not recognized on impaired mortgage loans, and these mortgage loans are placed in a non-accrual status when the collection of contractually-specified future cash flows is not probable, in which case cash receipts are applied in the following order: first against the carrying value of the loan, then against the provision, and then to income. The accrual of interest resumes when the collection of contractually-specified future cash flows becomes probable based on certain facts and circumstances.

Changes in allowances for losses are recorded as changes in unrealized gains and losses to surplus. Once the conditions causing impairment improve and future payments are reasonably assured, the mortgages are no longer classified as impaired and the Company resumes the accrual of income. However, if the original terms of the contract have been changed, resulting in the Company providing an economic concession to the borrower at below market rates, then the mortgage is reclassified as restructured. If the conditions causing impairment do not improve and future payments remain unassured, the Company typically derecognizes the asset through disposition or foreclosure. Uncollectible collateral-dependent loans are written off through realized losses for any difference between the carrying value and amount received for the underlying property at the time of disposition or foreclosure.

Contract Loans

Contract loans are carried at the amount of outstanding principal balance. Contract loans are collateralized by the related insurance policy and do not exceed the net cash surrender value of such policy.

Other Invested Assets

Other invested assets (excluding investments accounted for under the equity method) include surplus debentures, non rated residual tranches on asset-backed securities, and collateral loans. The Company has ownership interests in joint ventures and partnerships which are carried at values based on the audited underlying equity of the investee in accordance with SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies, and SSAP No. 93, Low Income Housing Tax Credit Property Investments. Audited financial statements for these investments are received on an annual basis. OTTI on other invested assets is evaluated under the methodology described in Note 3.

Asset Valuation Reserve and Interest Maintenance Reserve

The AVR is established as a liability based upon a formula prescribed by the NAIC to offset potential credit-related investment losses on all invested assets, with changes in the AVR charged or credited directly to surplus. The IMR is established as a liability to capture realized gains and losses, net of income tax, on the sale of fixed income investments, principally bonds and mortgage loans, resulting from changes in the general level of interest rates, and is amortized into income over the remaining years to expected maturity of the assets sold.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 AND 2020 AND FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

POLICY AND CONTRACT RESERVES

The reserves for life insurance policies, accident and health insurance policies, and annuity contracts are computed in accordance with presently accepted actuarial standards, and are based on actuarial assumptions and methods (including use of published mortality tables and prescribed interest rates) which produce reserves at least as great as those required by law and/or contract provisions.

Accident and health insurance benefit reserves are developed by actuarial methods and are determined based on either published tables using specified statutory interest rates, mortality or morbidity assumptions, Company experience, and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the amounts required by law.

Liabilities for unpaid claims consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported. These liabilities include estimates of the expenses that will be incurred in connection with the payment of the benefit payments. The amounts reported are based upon historical experience, adjusted for trends and current circumstances. Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses. Revisions of these estimates are included in operations in the year such adjustments are determined to be required.

DEPOSIT-TYPE CONTRACTS

Liabilities for investment-type contracts, such as supplementary contracts not involving life contingencies, are based on account value or accepted actuarial standards and methods including use of prescribed interest rates.

INCOME TAXES

The Company accounts for current and deferred income taxes and recognizes reserves for income tax contingencies in accordance with SSAP No. 101, Income Taxes. Under the applicable asset and liability method for recording deferred income taxes, deferred tax assets, net of any nonadmitted portion, and deferred tax liabilities are recognized for the future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and deferred tax liabilities (“DTLs”) are measured using the enacted tax rates on which those temporary differences are expected to be recovered or settled. The change in deferred taxes is charged or credited directly to surplus. Gross deferred tax assets are first reduced by a statutory valuation allowance, if deemed appropriate. The Company then determines the admissibility of the remaining net deferred tax assets, after valuation allowance, subject to admissibility limitations set forth in NAIC SAP. Refer to Note 13 for further discussion of the Company’s income taxes.

SEPARATE ACCOUNTS

The Company has established insulated Separate Accounts applicable to various classes of contracts providing for variable benefits. Contracts for which funds are invested in the variable Separate Accounts include individual and group life insurance and annuity contracts. The assets in these insulated Separate Accounts are carried at fair value and the investment risk associated with such assets is retained by the contract holder. These variable products provide minimum death benefits and, in certain annuity contracts, minimum accumulation or withdrawal benefits. The minimum guaranteed benefit reserves associated with the insulated Separate Accounts are reported in Aggregate Reserves for Life Contracts in the Company’s Statutory Statements of Admitted Assets, Liabilities, Capital Stock and Surplus.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 AND 2020 AND FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

The Company has also established non-insulated Separate Accounts for certain annuity contracts that include an MVA feature associated with fixed rates, including the amounts allocated to the fixed portion of certain combination fixed and variable deferred annuity contracts. Assets in the non-insulated Separate Accounts are carried at fair value. The assets of the non-insulated Separate Accounts are not legally insulated and can be used by the Company to satisfy General Account obligations.

Net investment income, capital gains and losses, and changes in invested asset values in the insulated variable Separate Accounts are allocated to policyholders and therefore do not affect the operating results of the Company. The Company earns Separate Account fees for providing administrative services and bearing the mortality and other guaranteed benefit risks related to contracts for which funds are invested in variable Separate Accounts.

Certain activity from the variable Separate Accounts is reflected in the Company’s financial statements as follows:

•	The fees that the Company receives, which are assessed periodically and recognized as revenue when assessed.

•

The activity related to guaranteed minimum death benefit, guaranteed minimum accumulation benefits, guaranteed minimum income benefits, and guaranteed minimum withdrawal benefits, which is reflected in the Company’s financial statements.

•	Premiums and withdrawals with offsetting transfers to/from the variable Separate Accounts are reflected in the Statutory Statement of Operations.

•	Transfers from the variable Separate Accounts due and accrued.

•

The dividends received deduction (the “DRD”), which is included in the Company’s income tax expense, is calculated based upon the variable Separate Accounts’ assets held in connection with variable contracts.

ACCOUNTING PRONOUNCEMENTS

New and Adopted Accounting Pronouncements

The NAIC adopted revisions to SSAP No. 32, Preferred Stock, effective January 1, 2021 which updated definitions, clarified impairment guidance, and updated the measurement guidance for investments in preferred stock. The revisions did not have a material impact to the financial statements of the Company as of December 31, 2021.

In December 2021, the Company early adopted the minor revisions to SSAP No. 43R, Loan-Backed and Structured Securities, from the NAIC exposure draft, Ref# 2021-15 SSAP 43R—Residual Tranches, related to the accounting and reporting for non-rated residual investments. The Company transferred its non-rated residual tranches from bonds to other invested assets and valued the residual tranches at the lower of cost or fair value.

In March 2021, the NAIC adopted revisions to SSAP No. 25, Affiliates and Other Related Parties, that clarified the following regarding the identification of a related party:

•	any related party identified under U.S. GAAP or U.S. Securities and Exchange Commission (“SEC”) reporting requirements would be considered a related party under statutory accounting principles;

•	a non-controlling ownership over 10% results in a related-party classification regardless of any disclaimer of control or of affiliation; and

•	a disclaimer of control or of affiliation does not eliminate the classification as a related party and the disclosure requirements under SSAP 25.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 AND 2020 AND FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

The revisions were effective March 15, 2021 and did not have a significant impact to the financial statements of the Company as of December 31, 2021.

Effective June 30, 2020, the NAIC adopted changes to the Working Capital Finance Investments Program requirements in SSAP No. 105, Working Capital Finance Investments. The adoption of the revisions within SSAP No. 105 did not have a significant impact on the financial statements of the Company.

Effective January 1, 2020, the NAIC adopted revisions to SSAP No. 51R, Life Contracts, and SSAP No. 3, Accounting Changes and Corrections of Errors, related to a grade-in approach of reporting changes in the reserve valuation basis as a result of Section 21 of the Valuation Manual (“VM-21”). The adoption of the new guidance did not have a significant impact on the financial statements of the Company.

Effective January 1, 2020, the Company adopted New York Insurance Regulation 213 (11 NYCRR 103) (“Regulation 213”), enacted by the Department to implement additional life insurance reserve requirements related to the principle-based reserving framework required by the NAIC. The adoption of the Regulation 213 requirements did not have a significant impact on the financial statements of the Company.

The Company did not have any substantive adoptions during 2019.

CORRECTIONS OF ERRORS

During 2019, the Company discovered an error related to the calculation of actuarial reserves. This error was corrected and recorded, net of tax, through surplus in the Statutory Statements of Changes in Capital Stock and Surplus in the amount of $1.7 million. The Company did not have any corrections of errors during 2021 or 2020.

2.	RELATED-PARTY TRANSACTIONS

The Company has significant transactions with affiliates and other related parties. Intercompany revenues and expenses recognized as a result of these transactions may not necessarily be indicative of costs that would be incurred if the Company operated on a stand-alone basis and if these transactions were with unrelated parties. The following is a summary of significant transactions with affiliates and other related parties.

In October 2021, the Company paid a $58.2 million ordinary cash dividend to DLIC.

In March 2021, the Company purchased a non-affiliated bond from DLIC for $8.0 million.

Administrative Service Agreements and Other

The Company’s affiliate, Group 1001 Resources, LLC (“GOTO Resources”), sponsors the Group 1001 401(k) Savings Plan (the “401(k) Plan”) (formerly the Delaware Life Insurance Company 401(k) Savings Plan), which qualifies under Section 401(k) of the Internal Revenue Code and includes a retirement investment account feature (the “RIA”) that qualifies under Section 401(a) of the Internal Revenue Code. Expenses under the 401(k) Plan and the RIA are allocated by GOTO Resources to the Company and other affiliates pursuant to intercompany service agreements. The allocated expenses incurred by the Company for the years ended December 31, 2021, 2020 and 2019 were $95.8 thousand, $132.3 thousand and 134.8 thousand, respectively.

The Company has a management services agreement with DLIC pursuant to which DLIC furnishes various investment, actuarial, and administrative services on a cost-reimbursement basis. Expenses incurred under this agreement amounted to approximately $4.3 million, $4.8 million and $7.8 million for the years ended December 31, 2021, 2020 and 2019, respectively.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 AND 2020 AND FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

On August 2, 2013, Group One Thousand One, LLC acquired all of the issued and outstanding shares of the Company’s parent, DLIC, from Sun Life Canada (U.S.) Holdings, Inc. (the “Sale Transaction”). In connection with the Sale Transaction, certain of the Company’s controlling persons agreed that the Company would comply with the filing and other requirements contained in Section 1505 of the New York Insurance Law with respect to any transaction subject to Section 1505(c) or (d) between (i) the Company and (ii) (a) Guggenheim Capital, LLC, or a subsidiary thereof, or (b) Sammons Enterprises, Inc., or a subsidiary thereof. The following are agreements that the Company has filed pursuant to the terms of this undertaking:

•

The Company has an investment management agreement with Guggenheim Partners Investment Management, LLC (“GPIM”), whereby GPIM provides investment management services for certain of the Company’s investments. Expenses incurred under this agreement amounted to $1.6 million, $1.6 million and $1.7 million for the years ended December 31, 2021, 2020 and 2019, respectively.

•

The Company has a services agreement with Guggenheim Commercial Real Estate Finance, LLC (“GCREF”), whereby GCREF provides mortgage loan sourcing, origination and administration services to the Company. The servicing fees are netted from the debt service payments remitted by GCREF to the Company. The servicing fees incurred for the years ended December 31, 2021, 2020 and 2019 were $6.3 thousand, $7.5 thousand and $7.5 thousand, respectively.

At December 31, 2021 and 2020, the Company held non-affiliated investments managed by GPIM as follows:

	December 31,
(In Thousands)	2021	2020
Bonds	$2,669	$10,154
Common Stocks	—	4,340
Other Invested Assets	5,124	—

Total Related Party	$7,793	$14,494

The Company has a principal underwriter’s agreement with Clarendon Insurance Agency, Inc. (“Clarendon”), an affiliate, whereby Clarendon serves as principal underwriter and distributor for variable insurance and annuity products issued by the Company. The Company did not incur any expenses under this agreement during 2021, 2020 and 2019.

The Company is party to a federal tax allocation agreement with DLIC as the common parent of an affiliated group of companies, of which the Company is a member. Refer to Note 13.

The Company had $0.2 million due from DLIC and other affiliates and $0.9 million due from DLIC and other affiliates as of December 31, 2021 and 2020, respectively, and $0.4 million included in general expenses due or accrued to other related parties each year as of December 31, 2021 and 2020 under the terms of various management and service contracts which provide for cash settlements on a quarterly or more frequent basis.

In January 2020, the Company, as borrower, entered into a $50.0 million demand promissory note (the “Note”) with DLIC as lender. The Note superseded and effectively terminated the parties’ $35.0 million promissory note dated May 19, 2017 (the “Old Note”). The Company’s borrowings under the Note may be used for general corporate purposes. Borrowings bear interest at LIBOR + 115 basis points, with no commitment fees for any unused portion of the Note. Borrowings under the Old Note were subject to interest at LIBOR + 115 basis points, with a commitment fee of 48 basis points for any unused portion. The total commitment fees paid on the Old Note for the year ended December 31, 2019 was approximately $161.4 thousand. There was no amount outstanding under the Note as of December 31, 2021 and 2020.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 AND 2020 AND FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

3.	BONDS AND PREFERRED STOCK

The statement value and fair value of the Company’s bonds and preferred stocks were as follows:

	December 31, 2021
(In Thousands)	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Bonds:
U.S. Governments	$18,215	$4,232	$(10)	$22,437
All Other Government:
U.S. States, Territories and Possessions (Direct and Guaranteed)	5,558	820	(4)	6,374
U.S. Special Revenue and Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	94,484	8,892	(193)	103,183
Industrial and Miscellaneous (Unaffiliated)	800,486	60,697	(2,803)	858,380
Hybrid Securities	45,217	3,319	(776)	47,760

Total Bonds	$963,960	$77,960	$(3,786)	$1,038,134

Preferred Stocks	$8,547	$425	$—	$8,972

	December 31, 2020
(In Thousands)	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Bonds:
U.S. Governments	$15,205	$6,131	$—	$21,336
All Other Government:
U.S. States, Territories and Possessions (Direct and Guaranteed)	4,481	1,067	—	5,548
U.S. Special Revenue and Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	108,268	11,700	(77)	119,891
Industrial and Miscellaneous (Unaffiliated)	765,432	94,557	(5,531)	854,458
Hybrid Securities	60,234	4,998	(1,976)	63,256

Total Bonds	$953,620	$118,453	$(7,584)	$1,064,489

Preferred Stocks	$16,177	$289	$—	$16,466

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 AND 2020 AND FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

The statement value and estimated fair value by maturity date for bonds, other than ABS and MBS, are shown below. Actual maturities may differ from contractual maturities on ABS and MBS because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties; accordingly, the contractual maturities for those securities are not shown.

	December 31, 2021,
(In Thousands)	Statement Value	Estimated Fair Value
Due In One Year or Less	$6,433	$6,541
Due After One Year Through Five Years	137,314	145,352
Due After Five Years Through Ten Years	152,195	164,663
Due After Ten Years	493,929	538,480

Total Before Asset and Mortgage-Backed Securities	789,871	855,036
Asset and Mortgage-Backed Securities	174,089	183,098

Total	$963,960	$1,038,134

Proceeds from sales and maturities of investments in bonds and preferred stock during 2021, 2020 and 2019 were $456.5 million, $206.5 million and $104.5 million, respectively, including non-cash transactions of $38.1 million, $5.2 million and $11.6 million, respectively. Gross gains during 2021, 2020 and 2019 were $7.7 million, $6.7 million and $2.2 million, respectively, and gross losses were $3.4 million, $1.3 million and $0.4 million, respectively.

Bonds included above with a statement value of approximately $0.4 million at each year ended December 31, 2021 and 2020 were on deposit with the Department as required.

Investment grade bonds were 96.5% and 96.7% of the Company’s total bonds as of December 31, 2021 and 2020, respectively.

The fair value of publicly-traded bonds is determined using three primary pricing methods: third-party pricing services, non-binding broker quotes, and pricing models. Prices are first sought from third-party pricing services with the remaining unpriced securities priced using one of the other two methods. For privately-placed bonds, fair values are estimated using model prices or broker quotes. A portion of privately-placed fixed maturity securities (typically SEC Rule 144A securities) are priced using market prices.

Structured securities, such as ABS, RMBS and CMBS, are priced using third-party pricing services, a fair value model, or independent broker quotations. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids and/or estimated cash flows, and prepayment speeds. In addition, estimates of expected future prepayments are factors in determining the price of ABS, RMBS and CMBS. These estimates are based on the underlying collateral and structure of the security, as well as prepayment speeds previously experienced in the market at interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates. Exposure to any single issuer is less than 10% of net admitted assets.

The fair value of the Company’s preferred stocks is first based on quoted market prices. Similar to fixed maturity securities, the Company uses pricing services and broker quotes to price preferred stocks for which the quoted market price is not available.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 AND 2020 AND FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

Other-Than-Temporary-Impairments

The Company recognizes and measures OTTI for loan-backed and structured securities (“LBSS”) in accordance with SSAP No. 43R. In accordance with SSAP No. 43R, if the fair value of a LBSS is less than its amortized cost basis at the Statutory Statements of Admitted Assets, Liabilities and Capital Stock and Surplus date, the Company assesses whether the impairment is an OTTI. When an OTTI has occurred, the amount of OTTI recognized in earnings is the difference between the amortized cost basis of the security and the present value of its expected future cash flows, discounted at the effective interest rate implicit in the security.

If the Company intends to sell the LBSS, or if it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis, an OTTI is considered to have occurred. The amount of the OTTI recognized in earnings is the difference between the amortized cost basis and the fair value of the security.

If the Company does not intend to sell the LBSS, or it is not more likely than not that it will be required to sell the security before recovery of its amortized cost basis, the Company performs cash-flow based testing to determine if the present value of its expected future cash flows discounted at the effective interest rate implicit in the security is less than its amortized cost basis.

Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third parties, along with assumptions and judgments about the future performance of the underlying collateral. Losses incurred on the respective portfolios are based on loss models using assumptions about key systematic risks, such as unemployment rates and housing prices, and loan-specific information, such as delinquency rates and loan-to-value ratios.

If the fair value of a bond, other than those subject to SSAP No. 43R, is less than its amortized cost basis at the Statutory Statement of Admitted Assets, Liabilities and Capital Stock and Surplus date, the Company assesses whether the impairment is an OTTI. When an OTTI has occurred, the amount of OTTI recognized in earnings is the difference between the amortized cost basis of the security and its fair value.

If the Company intends to sell the bond, or if it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis, an OTTI is considered to have occurred. If the Company does not intend to sell the bond, or if it is not more likely than not that it will be required to sell the security before recovery of its amortized cost basis, the Company employs a portfolio monitoring process to identify securities that are OTTI.

The Company has an Asset Valuation Committee composed of investment and finance professionals which meets at least quarterly to review individual issues or issuers that may be of concern. In determining whether a security is OTTI, the Asset Valuation Committee considers the factors described below. The process involves a quarterly screening of all securities where fair value is less than the amortized cost basis. Discrete credit events, such as a ratings downgrade, are also used to identify securities that may be OTTI. The securities identified are then evaluated based on issuer-specific facts and circumstances, such as the issuer’s ability to meet current and future interest and principal payments, an evaluation of the issuer’s financial position and its near-term recovery prospects, difficulties being experienced by an issuer’s parent or affiliate, and management’s assessment of the outlook for the issuer’s sector.    In making these evaluations, the Asset Valuation Committee exercises considerable judgment. Based on the committee’s evaluation, issues or issuers are considered for inclusion on one of the Company’s following credit lists:

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 AND 2020 AND FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

“Monitor List” - A security on this list is subject to a heightened level of monitoring because either the issue or the issuer or its industry, sector, geographic location, or political operating environment has been under stress.

“Watch List” - There is a preponderance of likelihood that either interest or principal will not be received according to the committee’s expectations and may result in an impairment or write-offs.

“Impaired List” - The Asset Valuation Committee has concluded that the Company has the intent to sell the security, it is more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, or the amortized cost basis of the security is not expected to be recovered due to expected delays or shortfalls in the contractually specified cash flows. For these investments, the amount of OTTI recognized in the Company’s Statement of Operations is the difference between the amortized cost basis of the security and its fair value or discounted cash flows.

Should it be determined that a security is OTTI, the Company records a loss through an appropriate adjustment in carrying value. In 2021, there was $0.1 million of OTTI recognized for LBSS held as of December 31, 2021 where the present value of estimated cash flows expected to be collected was less than the amortized cost of the securities. In 2020, $0.7 million of OTTI was recognized based on an intent to sell aviation industry assets prior to year end or shortly afterwards.    The Company did not incur write-downs of bonds during 2019.

There are inherent risks and uncertainties in management’s evaluation of securities for OTTI. These risks and uncertainties include factors both external and internal to the Company, such as general economic conditions, an issuer’s financial condition or near-term recovery prospects, market interest rates, unforeseen events which affect one or more issuers or industry sectors, and portfolio management parameters, including asset mix, interest rate risk, portfolio diversification, duration matching, and greater-than-expected liquidity needs.    All of these factors could impact management’s evaluation of securities for OTTI.

The gross unrealized losses and fair value of investments which have been deemed temporarily impaired, aggregated by investment category, number of securities, and length of time in an unrealized loss position, at December 31, 2021 were as follows:

(in thousands except # of securities)	Less than 12 months			12 months or more			Total
			Gross			Gross			Gross
		Fair	Unrealized		Fair	Unrealized		Fair	Unrealized
	#	Value	Losses	#	Value	Losses	#	Value	Losses
Bonds:
U.S. Governments	1	$2,987	$(10)	1	$7	$—	2	$2,994	$(10)
All Other Governments
U.S. States, Territories and Possessions (Direct and Guaranteed)	1	746	(4)	—	—	—	1	746	(4)
U.S. Special Revenue and Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	7	6,401	(54)	3	1,951	(139)	10	8,352	(193)
Industrial and Miscellaneous (Unaffiliated)	89	150,512	(2,386)	13	10,824	(417)	102	161,336	(2,803)
Hybrid Securities	—	—	—	2	11,185	(776)	2	11,185	(776)

Total Bonds	98	$160,646	$(2,454)	19	$23,967	$(1,332)	117	$184,613	$(3,786)

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 AND 2020 AND FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

The gross unrealized losses and fair value of investments, which have been deemed temporarily impaired, aggregated by investment category, number of securities, and length of time in an unrealized loss position, at December 31, 2020 were as follows:

	Less than 12 months			12 months or more			Total
(in thousands except # of securities)			Gross			Gross			Gross
		Fair	Unrealized		Fair	Unrealized		Fair	Unrealized
	#	Value	Losses	#	Value	Losses	#	Value	Losses
Bonds:
U.S. Governments	3	$9	$—	—	$—	$—	3	$9	$—
U.S. Special Revenue and Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	3	2,129	(73)	1	159	(4)	4	2,288	(77)
Industrial and Miscellaneous (Unaffiliated)	29	33,709	(1,344)	14	42,405	(4,187)	43	76,114	(5,531)
Hybrid Securities	2	2,249	(51)	3	22,092	(1,925)	5	24,341	(1,976)

Total Bonds	37	$38,096	$(1,468)	18	$64,656	$(6,116)	55	$102,752	$(7,584)

The Company had indirect exposure to sub-prime loans with a book adjusted carrying value of $2.7 million and $4.5 million as of December 31, 2021 and 2020, respectively, which represented approximately 0.2% and 0.4% of the Company’s total invested assets as of December 31, 2021 and 2020, respectively.

The Company’s overall exposure to sub-prime mortgage risk as of December 31, 2021 and 2020 was as follows (in thousands):

2021		Book/Adjusted
Type	Actual Cost	Carrying Value (excluding interest)	Fair Value
Residential Mortgage Backed Securities	$2,654	$2,654	$2,778

	$2,654	$2,654	$2,778

2020		Book/Adjusted
Type	Actual Cost	Carrying Value (excluding interest)	Fair Value
Residential Mortgage Backed Securities	$4,454	$4,454	$4,646

	$4,454	$4,454	$4,646

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 AND 2020 AND FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

4.	MORTGAGE LOANS ON REAL ESTATE

The Company invests in commercial first mortgage loans throughout the United States. The Company monitors the condition of the mortgage loans in its portfolio. In those cases, where mortgages have been restructured, appropriate allowances for losses have been made. In those cases where, in management’s judgment, the mortgage loan’s values are impaired, appropriate losses are recorded.

The following table shows the geographic distribution of the statement value of the Company’s mortgage loan portfolio as of December 31, 2021 and 2020:

(In Thousands)	2021	2020
California	$7,904	$8,071
Florida	2,007	2,155
Georgia	15	3,795
Idaho	209	248
Illinois	10,587	10,223
Kansas	4,885	4,878
New York	9,474	9,638
North Carolina	—	6,783
Texas	—	55
General allowance for loan loss	(104)	(104)

Total Mortgage Loans on Real Estate	$34,977	$45,742

The Company had no outstanding mortgage loan commitments on real estate as of December 31, 2021 and 2020.

The Company made $6.9 thousand of additional investments in mortgage loans during the year ended December 31, 2021, and during 2019, the Company originated three mortgage loans and made two additional investments after acquisition with a total cost of $22.6 million with rates ranging from 5.2% to 6.04%. No new investments in mortgage loans were made in 2020.

During the years ended December 31, 2021, 2020 and 2019, the Company did not reduce interest rates on any outstanding mortgage loans. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property’s value at the time that the original loan is made.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 AND 2020 AND FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

A mortgage loan is considered impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. The allowance for credit losses is estimated using the present value of expected cash flows discounted at the loan’s effective interest rate or the fair value of the collateral. A specific allowance for loan loss is established for an impaired loan if the present value of expected cash flows discounted at the loan’s effective interest rate, or the fair value of the loan collateral, less cost to sell, is less than the recorded amount of the loan. The Company did not have a specific allowance for loan loss for the years ended December 31, 2021 and 2020. A general allowance for loan loss is established based on an assessment of past loss experience on groups of loans with similar characteristics and current economic conditions. The general allowance for loan loss was $0.1 million at December 31, 2021 and 2020. While management believes that it uses the best information available to establish the allowances, future adjustments may become necessary if economic conditions differ from the assumptions used in calculating them. At December 31, 2021 and 2020, the Company individually and collectively evaluated loans with a gross carrying value of $35.1 million and $45.8 million, respectively.

Delinquency status is determined based upon the occurrence of a missed contract payment. There were no loans past due greater than 90 days at December 31, 2021 or 2020.

The Company accrues interest income on impaired loans to the extent it is deemed collectible. Otherwise, receipts on non-performing loans are not recognized as interest income until the loan is no longer impaired, is sold, or is otherwise made whole. Any cash collected during the period where the loan is impaired is applied to lower its carrying value.

Other information is as follows:

		Residential		Commercial
(In Thousands)	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
As of December 31, 2021
Recorded Investment
Current	$—	$—	$—	$—	$35,081	$—	$35,081
As of December 31, 2020
Recorded Investment
Current	$—	$—	$—	$—	$45,846	$—	$45,846

The Company did not have any mortgages on real estate past due or mortgages accruing interest more than 90 days past due or interest reduced during 2021 or 2020 and the Company had no investments in impaired loans during 2021 or 2020.

Allowance for credit losses was as follows:

(In Thousands)	2021	2020
Balance at beginning of period	$104	$104
Recoveries of amounts previously charged off	—	—

Balance at end of period	$104	$104

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 AND 2020 AND FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

The credit quality of the Company’s mortgage loans is assessed by the debt service coverage ratio (“DSC”) and loan to value ratio (‘LTV”). The following table shows the recorded gross investment of the Company’s mortgage loans aggregated by LTV and DSC as of December 31, 2021 and 2020:

	2021
(In Thousands)	Debt Service Coverage Ratio
	>1.2x	1.0x to < 1.2x	<1.0x	Total
Loan to Value Ratio
0%-59.99%	$2,861	$8,948	$—	$11,809
60%-69.99%	12,685	10,587	—	23,272
70%-79.99%	—	—	—	—
80% or greater	—	—	—	—

Total	$15,546	$19,535	$—	$35,081

	2020
(In Thousands)	Debt Service Coverage Ratio
	>1.2x	1.0x to < 1.2x	<1.0x	Total
Loan to Value Ratio
0%-59.99%	$7,169	$—	$—	$7,169
60%-69.99%	18,023	15,776	4,878	38,677
70%-79.99%	—	—	—	—
80% or greater	—	—	—	—

Total	$25,192	$15,776	$4,878	$45,846

5.	INVESTMENT GAINS AND LOSSES

Realized capital gains and losses on bonds, preferred stock, and mortgages, which relate to changes in levels of interest rates, are charged or credited to the IMR, net of tax, and amortized into operations over the remaining contractual life of the security sold. Realized gains and losses from sales of all other investments are reported, net of tax, in the Company’s Statements of Operations but are not included in the computation of net gain from operations.

Changes in unrealized gains and losses from investments carried at fair value are reported as a component of Capital Stock and Surplus, net of deferred income taxes.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 AND 2020 AND FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

Realized gains and losses, net of amounts transferred to the IMR and capital gains tax, are as follows:

	Years Ended December 31,
(In Thousands)	2021	2020	2019
Realized Gains (Losses):
Bonds	$2,033	$4,702	$1,758
Preferred Stocks	—	—	3
Mortgage Loans on Real Estate	(33)	—	(31)

Gross Realized (Losses) Gains	2,000	4,702	1,730
Capital Gains Tax (Benefit) Expense	917	987	364

Net Realized (Losses) Gains	1,083	3,715	1,366
Losses (Gains) Transferred to IMR (Net of Taxes)	(1,109)	(4,003)	(1,171)

Total	$(26)	$(288)	$195

Unrealized gains and losses and related deferred capital gains tax are as follows:

	Years Ended December 31,
(In Thousands)	2021	2020	2019
Changes in Net Unrealized Capital Gains (Losses)
Bonds	$1	$—	$—
Preferred Stocks	55	—	—
Common Stocks	—	(1)	(487)
Other invested assets	1,530	—	—

Subtotal	1,586	(1)	(487)
Deferred Capital Gains Tax	333	—	—

Total	$1,253	$(1)	$(487)

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 AND 2020 AND FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

6.	NET INVESTMENT INCOME

Net investment income consisted of:

	Years Ended December 31,
(In Thousands)	2021	2020	2019
Bonds	$45,183	$42,136	$44,331
Preferred Stocks	449	1,138	1,302
Common Stocks (unaffiliated)	—	132	534
Mortgage Loans on Real Estate	2,260	2,686	3,019
Contract Loans	260	263	207
Cash, Cash Equivalents and Short-term Investments	18	229	1,255
Other Investment Income	1,041	515	276

Gross Investment Income	49,211	47,099	50,924
Investment Expenses	(2,887)	(3,021)	(3,222)

Net Investment Income	$46,324	$44,078	$47,702

The Company’s policy is to exclude investment income due and accrued with amounts that are over 90 days past due or where the collection of income is uncertain. The Company did not exclude any investment income due and accrued from surplus for the years ended December 31, 2021, 2020 and 2019.

7.	REINSURANCE

The Company participates in reinsurance with other insurance companies under a yearly renewable term or coinsurance basis to limit the loss exposure on certain risks associated with its products. Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet the obligations assumed under the reinsurance agreement. To minimize its exposure to significant losses from reinsurer insolvencies, the Company regularly evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Management believes that any liability arising from this contingency is unlikely.

Under one reinsurance agreement, certain of the Company’s universal life insurance policies were reinsured on a coinsurance and funds held coinsurance basis. The Company had liabilities for the funds held under this treaty of $160.0 million and $157.2 million at December 31, 2021 and 2020, respectively. Pursuant to another reinsurance agreement, the Company ceded 100% of the liabilities under its group insurance policies on an indemnity coinsurance basis.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 AND 2020 AND FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

The effects of reinsurance on premiums and benefits were as follows:

	Years Ended December 31,
(In Thousands)	2021	2020	2019
Premiums and Annuity Considerations:
Direct	$30,527	$30,752	$28,702
Ceded	(18,451)	(17,501)	(16,345)

Net Premiums and Annuity Considerations	$12,076	$13,251	$12,357

Insurance and Other Individual Policy Benefits and Claims:
Direct	$60,282	$62,221	$85,018
Ceded	(19,218)	(16,443)	(28,243)

Net Policy Benefits and Claims	$41,064	$45,778	$56,775

8.	RESERVES

The reserves for life insurance and annuity contracts are computed in accordance with presently accepted actuarial standards and are based on actuarial assumptions and methods (including use of published mortality tables and prescribed interest rates and methodologies) which produce reserves at least as great as those required by law and contract provisions.

Deduction of deferred fractional premiums upon death of the insured and return of any portion of the final premium for the period beyond the date of death are not applicable to the business of the Company. Surrender values are not promised in excess of reserves legally computed.

For policies with annual extra premiums, additional reserves are held equal to one-half the extra premium. Extra premiums on single premium policies are amortized over ten years. Policies issued with premiums corresponding to ages higher than the true ages are valued at the rated-up ages. Policies issued subject to a lien are valued as if the full amount were payable without any deduction. For interest-sensitive policies, substandard risks are reflected in the cost of insurance charges.

As of December 31, 2021 and 2020, the Company had $1,237.8 million and $1,352.0 million, respectively, of insurance in force for which gross premiums were less than the net premiums according to the standard of valuation required by the State of New York. Reserves to cover the above insurance as of December 31, 2021 and 2020 totaled $46.5 million and $43.5 million, respectively.

The Tabular Interest, Tabular Less Actual Reserves Released, and the Tabular Cost have all been determined by formula, as described in the NAIC instructions. The Tabular Interest on funds not involving life contingencies was determined from the interest credited to the deposits.    Other than normal updates of reserves, the only significant reserve changes as of December 31, 2021 and 2020 were the changes in additional reserves held due to the variable annuity (“VA”) Regulation 213 (“Reg 213”) extra reserves and asset adequacy analysis testing. Direct VA Reg 213 extra reserves and asset adequacy reserves in the General Account were $102.7 million and $103.6 million at December 31, 2021 and 2020. Net VA Reg 213 and asset adequacy reserves were $62.7 million and $82.6 million at December 31, 2021 and 2020. Asset adequacy reserves in the non-insulated Separate Accounts were $21.0 million at December 31, 2021 and 2020.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 AND 2020 AND FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

The details for other changes in reserves for the years ended December 31, 2021, 2020 and 2019 are as follows (in thousands):

2021

Item	Total	Ordinary Life Insurance	Ordinary Individual Annuities	Supplemental Contracts	Group Annuities
Reg 213 & Asset/Liability analysis	$(12,958)	$—	$(12,958)	$—	$—
Asset/Liability analysis	(7,000)	—	(7,000)	—	—

Total - increase (decrease)	$(19,958)	$—	$(19,958)	$—	$—

2020

Item	Total	Ordinary Life Insurance	Ordinary Individual Annuities	Supplemental Contracts	Group Annuities
Reg 213 & Asset/Liability analysis	$(25,787)	$—	$(25,787)	$—	$—
Asset/Liability analysis	—	—	—	—	—

Total - increase (decrease)	$(25,787)	$—	$(25,787)	$—	$—

2019

Item	Total	Ordinary Life Insurance	Ordinary Individual Annuities	Supplemental Contracts	Group Annuities
Reg 213 & Asset/Liability analysis	$—	$—	$—	$—	$—
Asset/Liability analysis	2,300	—	2,300	—	—

Total - increase (decrease)	$2,300	$—	$2,300	$—	$—

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 AND 2020 AND FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

9.	WITHDRAWAL CHARACTERISTICS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT-TYPE LIABILITIES

The withdrawal characteristics of annuity actuarial reserves and deposit-type contract funds and other liabilities without life or disability contingencies were as follows:

December 31, 2021

A. INDIVIDUAL ANNUITIES

(In Thousands)	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total 12/31/2021	% of Total
1 Subject to Discretionary Withdrawal:
a With Market Value Adjustment	$—	$270,061	$—	$270,061	19.800%
b At Book Value Less Current Surrender Charge of 5% or More	2,798	—	—	2,798	0.205%
c At Fair Value	—	—	669,689	669,689	49.098%

d Total With Adjustment or at Market Value	2,798	270,061	669,689	942,548	69.103%
e At Book Value Without Adjustment (Minimal or No Charge or Adjustment)	385,650	—	—	385,650	28.274%
2 Not Subject to Discretionary Withdrawal	31,895	—	3,888	35,783	2.623%

3 Total (Gross: Direct and Assumed)	420,343	270,061	673,577	1,363,981	100.000%
4 Reinsurance Ceded	—	—	—	—

5 Total (Net)	$420,343	$270,061	$673,577	$1,363,981
6 Amount included in A(1)b above that will move to A(1)e in the year after the statement date.	$235	$—	$—	$235

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 AND 2020 AND FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

B. DEPOSIT-TYPE CONTRACTS

(In Thousands)	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total 12/31/2021	% of Total
1 Subject to Discretionary Withdrawal:
a With Market Value Adjustment	$—	$—	$—	$—	—%
b At Book Value Less Current Surrender Charge of 5% or More	—	—	—	—	—%
c At Fair Value	—	—	596	596	2.996%

d Total With Adjustment or at Market Value	—	—	596	596	2.996%
e At Book Value Without Adjustment (Minimal or No Charge or Adjustment)	—	—	—	—	—%
2 Not Subject to Discretionary Withdrawal	19,295	—	—	19,295	97.004%

3 Total (Gross: Direct and Assumed)	19,295	—	596	19,891	100.000%
4 Reinsurance Ceded	—	—	—	—

5 Total (Net)	$19,295	$—	$596	$19,891
6 Amount included in B(1)b above that will move to B(1)e in the year after the statement date.	$—	$—	$—	$—

Below is the reconciliation of the annuity actuarial reserves, deposit-type contract funds, and other liabilities without life or disability contingencies from the General Accounts and Separate Accounts of the Company as of December 31, 2021:

(In Thousands)
General Account:
Annuity Reserves	$388,448
Supplemental Contracts With Life Contingencies	31,895
Deposit-Type Contracts	19,295

Subtotal General Account	$439,638
Separate Account:
Annuities (excluding supplementary contracts)	$939,750
Supplementary contracts with life contingencies	3,888
Other contract deposit funds	596

Subtotal Separate Account	$944,234

Combined Total	$1,383,872

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 AND 2020 AND FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

December 31, 2020

A. INDIVIDUAL ANNUITIES

(In Thousands)	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total 12/31/2020	% of Total
1 Subject to Discretionary Withdrawal:
a With Market Value Adjustment	$—	$291,208	$—	$291,208	20.582%
b At Book Value Less Current Surrender Charge of 5% or More	3,520	—	—	3,520	24.900%
c At Fair Value	—	—	682,576	682,576	48.243%

d Total With Adjustment or at Market Value	3,520	291,208	682,576	977,304	69.074%
e At Book Value Without Adjustment (Minimal or No Charge or Adjustment)	403,534	—	—	403,534	28.521%
2 Not Subject to Discretionary Withdrawal	30,225	—	3,800	34,025	2.405%

3 Total (Gross: Direct and Assumed)	437,279	291,208	686,376	1,414,863	100.000%
4 Reinsurance Ceded	—	—	—	—

5 Total (Net)	$437,279	$291,208	$686,376	$1,414,863

6 Amount included in A(1)b above that will move to A(1)e in the year after the statement date.	$542	$—	$—	$542

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 AND 2020 AND FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

B. DEPOSIT-TYPE CONTRACTS

(In Thousands)	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total 12/31/2020	% of Total
1 Subject to Discretionary Withdrawal:
a With Market Value Adjustment	$—	$—	$—	$—	—%
b At Book Value Less Current Surrender Charge of 5% or More	—	—	—	—	—%
c At Fair Value	—	—	916	916	4.432%

d Total With Adjustment or at Market Value	—	—	916	916	4.432%
e At Book Value Without Adjustment (Minimal or No Charge or Adjustment)	—	—	—	—	—%
2 Not Subject to Discretionary Withdrawal	19,746	—	—	19,746	95.568%

3 Total (Gross: Direct and Assumed)	19,746	—	916	20,662	100.00%
4 Reinsurance Ceded	—	—	—	—

5 Total (Net)	$19,746	$—	$916	$20,662

6 Amount included in B(1)b above that will move to B(1)e in the year after the statement date.	$—	$—	$—	$—

Below is the reconciliation of the annuity actuarial reserves, deposit-type contract funds, and other liabilities without life or disability contingencies from the General Accounts and Separate Accounts of the Company as of December 31, 2020:

(In Thousands)
General Account:
Annuity Reserves	$407,054
Supplemental Contracts With Life Contingencies	30,225
Deposit-Type Contracts	19,746

Subtotal General Account	$457,025
Separate Account:
Annuities (excluding supplementary contracts)	$973,784
Supplementary contracts with life contingencies	3,800
Other contract deposit funds	916

Subtotal Separate Account	$978,500

Combined Total	$1,435,525

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 AND 2020 AND FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

10. ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS

The amounts of account value, cash value and reserve breakouts of the life insurance by withdrawal characteristics, separately for General Account products and Separate Account Nonguaranteed products were as follows at December 31, 2021:

(In Thousands)	December 31, 2021
General Account	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
a Term Policies with Cash Value	$—	$—	$—
b Universal Life	—	—	—
c Universal Life with Secondary Guarantees	170,022	159,453	578,244
d Indexed Universal Life	—	—	—
e Indexed Universal Life with Secondary Guarantees	—	—	—
f Indexed Life	—	—	—
g Other Permanent Cash Value Life Insurance	—	—	—
h Variable Life	—	—	—
i Variable Universal Life	1,872	1,868	1,973
j Miscellaneous Reserves	1,041	1,041	1,225
Not subject to discretionary withdrawal or not cash values
a Term Policies with Cash Value	XXX	XXX	1
b Accidental Death Benefits	XXX	XXX	—
c Disability - Active Lives	XXX	XXX	—
d Disability - Disabled Lives	XXX	XXX	2,707
e Miscellaneous Reserves	XXX	XXX	86,595
Total (gross: direct + assumed)	172,935	162,362	670,745

Reinsurance Ceded	170,022	159,453	668,033

Total	$2,913	$2,909	$2,712

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 AND 2020 AND FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

(In Thousands)	December 31, 2021
Separate Account Non Guaranteed	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
a Term Policies with Cash Value	$—	$—	$—
b Universal Life	—	—	—
c Universal Life with Secondary Guarantees	—	—	—
d Indexed Universal Life	—	—	—
e Indexed Universal Life with Secondary Guarantees	—	—	—
f Indexed Life	—	—	—
g Other Permanent Cash Value Life Insurance	—	—	—
h Variable Life	—	—	—
i Variable Universal Life	7,017	7,017	6,971
j Miscellaneous Reserves	—	—	—
Not subject to discretionary withdrawal or not cash values
a Term Policies with Cash Value	XXX	XXX	—
b Accidental Death Benefits	XXX	XXX	—
c Disability - Active Lives	XXX	XXX	—
d Disability - Disabled Lives	XXX	XXX	—
e Miscellaneous Reserves	XXX	XXX	—
Total (gross: direct + assumed)	7,017	7,017	6,971

Reinsurance Ceded	—	—	—

Total	$7,017	$7,017	$6,971

The Company had no life Separate Account products with Guarantees at December 31, 2021.

Below is a reconciliation of the life reserves from the General Accounts and Separate Accounts of the Company as of December 31, 2021:

(In Thousands)
General Account:
Life Reserves	$2,632
Miscellaneous Reserves	80

Subtotal General Account	$2,712

Separate Account:
Life insurance	$6,971

Subtotal Separate Account	$6,971

Combined Total	$9,683

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 AND 2020 AND FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

The amounts of account value, cash value and reserve breakouts of the life insurance by withdrawal characteristics, separately for General Account products and Separate Account Nonguaranteed products were as follows at December 31, 2020:

(In Thousands)	December 31, 2020
General Account	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
a Term Policies with Cash Value	$—	$—	$—
b Universal Life
c Universal Life with Secondary Guarantees	169,144	156,163	559,354
d Indexed Universal Life	—	—	—
e Indexed Universal Life with Secondary Guarantees	—	—	—
f Indexed Life	—	—	—
g Other Permanent Cash Value Life Insurance	—	—	—
h Variable Life	—	—	—
i Variable Universal Life	1,573	1,569	1,684
j Miscellaneous Reserves	1,093	1,093	1,292
Not subject to discretionary withdrawal or not cash values
a Term Policies with Cash Value	XXX	XXX	1
b Accidental Death Benefits	XXX	XXX	—
c Disability—Active Lives	XXX	XXX	—
d Disability—Disabled Lives	XXX	XXX	3,094
e Miscellaneous Reserves	XXX	XXX	64,640
Total (gross: direct + assumed)	171,810	158,825	630,065

Reinsurance Ceded	169,144	156,163	627,494

Total	$2,666	$2,662	$2,571

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 AND 2020 AND FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

(In Thousands)	December 31, 2020
Separate Account Non Guaranteed	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
a Term Policies with Cash Value	$—	$—	$—
b Universal Life	—	—	—
c Universal Life with Secondary Guarantees	—	—	—
d Indexed Universal Life	—	—	—
e Indexed Universal Life with Secondary Guarantees	—	—	—
f Indexed Life	—	—	—
g Other Permanent Cash Value Life Insurance	—	—	—
h Variable Life	—	—	—
i Variable Universal Life	6,943	6,943	6,889
j Miscellaneous Reserves	—	—	—
Not subject to discretionary withdrawal or not cash values
a Term Policies with Cash Value	XXX	XXX	—
b Accidental Death Benefits	XXX	XXX	—
c Disability—Active Lives	XXX	XXX	—
d Disability—Disabled Lives	XXX	XXX	—
e Miscellaneous Reserves	XXX	XXX	—
Total (gross: direct + assumed)	6,943	6,943	6,889

Reinsurance Ceded	—	—	—

Total	$6,943	$6,943	$6,889

The Company had no life Separate Account products with Guarantees at December 31, 2020.

Below is a reconciliation of the life reserves from the General Accounts and Separate Accounts of the Company as of December 31, 2020:

(In Thousands)
General Account:
Life Reserves	$2,458
Miscellaneous Reserves	113

Subtotal General Account	$2,571

Separate Account:
Life Insurance	$6,889

Subtotal Separate Account	$6,889

Combined Total	$9,460

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 AND 2020 AND FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

11.	SEPARATE ACCOUNTS

The Company has established insulated Separate Accounts applicable to various classes of contracts providing for variable benefits. Contracts for which funds are invested in insulated variable Separate Accounts include individual and group life insurance and annuity contracts. The assets (securities) in these insulated accounts are carried at fair value and the investment risk associated with such assets is retained by the contract holder. These variable products provide minimum death benefits and, in certain annuity contracts, minimum accumulation income or withdrawal benefits. The minimum guaranteed benefit reserves associated with the insulated Separate Accounts are reported in “Aggregate reserve for life contracts” in the Company’s Statutory Statement of Admitted Assets, Liabilities and Capital Stock and Surplus.

The Company has also established non-insulated Separate Accounts for certain contracts that include an MVA feature associated with fixed rates, including for amounts allocated to the fixed portion of certain combination fixed and variable deferred annuity contracts. The assets in the non-insulated Separate Account are carried at fair value. The assets of the non-insulated Separate Account are not legally insulated and can be used by the Company to satisfy claims resulting from the General Account.

The Company earns Separate Account fees for providing administrative services and bearing the mortality and other guaranteed benefit risks related to variable contracts. Net investment income, capital gains and losses, and changes in mutual fund asset values in variable Separate Accounts are allocated to policyholders and therefore are not reflected in the Company’s Statutory Statement of Operations for the General Account.

For the current reporting year, the Company reported assets and liabilities from the following products in a Separate Account:

•	Variable Life

•	Variable Annuity

•	MVA Annuity

A majority of the variable Separate Account assets are legally insulated from the Company’s General Account, whereas the non-insulated Separate Account assets are not legally insulated. The legal insulation of the Separate Account assets prevents such assets from being generally available to satisfy claims resulting from the General Account. The Separate Account classification of “legally insulated” vs. “not legally insulated” is supported by Section 4240 of the New York Insurance Laws.

The Company maintained Separate Account assets totaling $1,028.4 million and $1,048.1 million as of December 31, 2021 and 2020, respectively. As of December 31, 2021 and 2020, the Company’s Separate Account statements included legally insulated assets of $688.8 million and $701.9 million, respectively.

The assets legally insulated and not legally insulated from the General Account as of December 31, 2021 were attributable to the following products:

(In Thousands)
Products	Legally Insulated Assets	Not-Legally Insulated Assets	Total
Variable Life	$7,017	$—	$7,017
Variable Annuity	681,771	—	681,771
MVA Annuity	—	339,584	339,584

Total	$688,788	$339,584	$1,028,372

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 AND 2020 AND FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the fair value of the related assets less applicable surrender charges. The resulting surplus is recorded in the Statement of Operations for the General Account as a component of “Net transfers from Separate Accounts net of reinsurance.” The variable Separate Accounts are non-guaranteed Separate Accounts, wherein the policyholder assumes substantially all the investment risks and rewards. MVA Separate Accounts are guaranteed Separate Accounts, wherein the Company contractually guarantees either a minimum return or account value to the policyholder. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the General Account.

To compensate the General Account for the risk associated with Separate Account guarantees, risk charges of $5.8 million, $6.1 million, and $6.4 million were received by the General Account from the Separate Accounts during the years ended December 31, 2021, 2020 and 2019, respectively.

The Company’s General Account paid expenses for Separate Account guarantees of $430 thousand, $207 thousand and $391 thousand for each of the years ended December 31, 2021, 2020 and 2019 respectively.

The Company does not engage in securities lending transactions within its Separate Accounts.

An analysis of the Separate Account reserves as of December 31, 2021 is as follows:

(In Thousands)	Nonindexed Guarantee Less than/ equal to 4%	Nonguaranteed Separate Accounts	Total
2021 Premiums, Considerations or Deposits	$2,963	$6,181	$9,144
Reserves at December 31, 2021
For Accounts With Assets at:
Fair Value	291,061	681,144	972,205
Amortized Cost	—	—	—

Total Reserves	$291,061	$681,144	$972,205

By Withdrawal Characteristics:
With Market Value Adjustment	$291,061	$—	$291,061
At Fair Value	—	677,256	677,256

Subtotal	291,061	677,256	968,317
Not Subject to Discretionary Withdrawal	—	3,888	3,888

Total	$291,061	$681,144	$972,205

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 AND 2020 AND FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

An analysis of the Separate Account reserves as of December 31, 2020 is as follows:

(In Thousands)	Nonindexed Guarantee Less Than/ Equal to 4%	Nonguaranteed Separate Accounts	Total
2020 Premiums, Considerations or Deposits	$4,560	$5,427	$9,987
Reserves at December 31, 2020
For Accounts With Assets at:
Fair Value	312,208	694,181	1,006,389
Amortized Cost	—	—	—

Total Reserves	$312,208	$694,181	$1,006,389

By Withdrawal Characteristics:
With Market Value Adjustment	$312,208	$—	$312,208
At Fair Value	—	690,382	690,382

Subtotal	312,208	690,382	1,002,590
Not Subject to Discretionary Withdrawal	—	3,799	3,799

Total	$312,208	$694,181	$1,006,389

Below is the reconciliation of “Net transfers from Separate Accounts net of reinsurance” in the Statement of Operations of the Company:

	Years Ended December 31,
(In Thousands)	2021	2020	2019
Transfers to Separate Accounts	$9,143	$9,987	$7,458
Transfers from Separate Accounts	(112,496)	(126,577)	(172,107)

Net Transfers from Separate Accounts	(103,353)	(116,590)	(164,649)

Transfers from Separate Accounts net of reinsurance in the Statement of Operations	$(103,353)	$(116,590)	$(164,649)

12.	FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

The Company has categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 AND 2020 AND FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

Financial assets and liabilities recorded at fair value in the Company’s Statutory Statements of Admitted Assets, Liabilities and Capital Stock and Surplus are categorized as follows:

Level 1

•	Valuation inputs are unadjusted quoted prices for identical assets or liabilities in an active market.

The types of assets and liabilities utilizing Level 1 valuations generally include cash, cash equivalents, short term investments, U.S. Treasury and agency securities and investments in publicly-traded mutual funds with quoted market prices.

Level 2

•	Valuation is based upon quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly.

Level 2 inputs include the following:

•	Quoted prices for similar assets or liabilities in active markets,

•	Quoted prices for identical or similar assets or liabilities in non-active markets,

•	Inputs other than quoted market prices that are observable, and

•	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

The types of assets and liabilities utilizing Level 2 valuations generally include U.S. government securities not backed by the full faith and credit of the U.S. government, municipal bonds, structured notes and certain ABS (including collateralized debt obligations, RMBS, and CMBS), certain corporate debt, preferred stock and certain private equity investments.

Level 3

•	Valuation utilizes techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

These valuations reflect management’s opinions regarding the assumptions a market participant would use in pricing the asset or liability. Generally, the types of assets and liabilities utilizing Level 3 valuations are certain ABS, RMBS and CMBS, certain commercial mortgages, certain corporate debt, certain private equity investments, and certain mutual fund holdings.

There were no significant changes made in valuation techniques during 2021 or 2020. The Company had no liabilities classified by these levels as of December 31, 2021 and 2020.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 AND 2020 AND FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

The fair value of the Company’s assets classified by these levels as of December 31, 2021 and 2020 were as follows (in thousands):

	December 31, 2021
Description	Level 1	Level 2	Level 3	Net Asset Value (“NAV”)	Total
Assets at Fair Value:
Other Invested Assets	$—	$2,734	$5,124	$—	$7,858
Separate Accounts Assets (b) (c)	704,017	291,275	20,927	9,983	1,026,202

Total Assets at Fair Value	$704,017	$294,009	$26,051	$9,983	$1,034,060

	December 31, 2020
Description	Level 1	Level 2	Level 3	NAV	Total
Assets at Fair Value:
Common Stock - Unaffiliated (a)
Industrial and Miscellaneous	$—	$—	$4,340	$—	$4,340
Separate Accounts Assets (b) (c)	728,264	296,006	13,398	8,519	1,046,187

Total Assets at Fair Value	$728,264	$296,006	$17,738	$8,519	$1,050,527

(a)	Common stocks are carried at fair value.

(b)

Separate Account assets include invested assets carried at fair value, but exclude approximately $2.2 million and $1.9 million of investment income and receivables due at December 31, 2021 and 2020, respectively, which are included in Separate Account Assets in the Statutory Statement of Admitted Assets, Liabilities, and Capital Stock and Surplus.

(c)

Includes assets with a fair value of $10.0 million and $8.5 million at December 31, 2021 and 2020, respectively, in hedge funds, private equities and other alternative investments for which fair value is measured at Net Asset Value (“NAV”) using the practical expedient. These investments are not quoted on a securities exchange or in the over the counter market. As of December 31, 2021 and 2020, there were no unfunded commitments. The investments have liquidity restrictions consisting of notice periods (typically 60 days), redemption schedules (typically quarterly) and hold backs (typically 3% of the investment is held back until the next annual audit is completed). The redemption period may be extended if there is a delay in liquidating underlying holdings within an investment. The investments are within the policyholders separate accounts so any fluctuation in NAV will result in a corresponding change in the policyholder reserve liability and therefore will have no impact on income.

None of the Company’s assets measured at fair value transferred between levels 1 and 2 during the years ended December 31, 2021 and 2020.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 AND 2020 AND FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

The following is a reconciliation of the beginning and ending balances for assets which were categorized as Level 3 for the years ended December 31, 2021 and 2020 (in thousands):

2021	Beginning Balance	Transfers Into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Sales	Settlements	Ending Balance
Assets
Common Stock - Unaffiliated Industrial and Miscellaneous	$4,340	$—	$—	$—	$784	$—	$(5,124)	$—	$—
Other Invested Assets	—	—	—	—	—	5,124	—	—	5,124
Separate Accounts Assets	13,398	5,283	(265)	(342)	578	4,235	(230)	(1,730)	20,927

Total Assets	$17,738	$5,283	$(265)	$(342)	$1,362	$9,359	$(5,354)	$(1,730)	$26,051

2020	Beginning Balance	Transfers Into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Sales	Settlements	Ending Balance
Assets
Common Stock - Unaffiliated Industrial and Miscellaneous	$4,756	$—	$—	$—	$(104)	$—	$(312)	$—	$4,340
Separate Accounts Assets	25,880		(1,560)	299	(403)	—	(8,298)	(2,520)	13,398

Total assets	$30,636	$—	$(1,560)	$299	$(507)	$—	$(8,610)	$(2,520)	$17,738

The Company transfers assets into or out of Level 3 at fair value as of the beginning of the reporting period. Transfers made were the result of changes in the level of observability of inputs used to price the assets or liabilities or changes in NAIC designations.

The tables below present the balances of Level 3 assets measured at fair value with their corresponding pricing sources as of December 31, 2021 and 2020:

2021	Valuation Techniques	Significant Unobservable Inputs	Fair Value (in thousands)	Range	Weighted Average
Assets:
Residual equity tranches	Matrix Pricing	Spreads	$5,124	1	1
Separate Accounts Assets	Matrix Pricing	Spreads	3,752	53-105	98
	Market Pricing	Quoted Prices	12,637	36-146	100

Total Assets			$21,513

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 AND 2020 AND FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

2020	Valuation Techniques	Significant Unobservable Inputs	Fair Value (in thousands)	Range	Weighted Average
Assets:
Common Stock	Matrix Pricing	Spreads	$4,340	1	1
Separate Accounts Assets	Matrix Pricing	Spreads	3,365	52-109	100
	Market Pricing	Quoted Prices	5,292	34-112	79

Total Assets			$12,997

The following table presents estimated fair values and the carrying amounts of the Company’s financial instruments as of December 31, 2021:

(In Thousands)

Type of Financial Instrument	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	NAV	Not Practicable (Carrying Value)
Cash, Cash Equivalents and Short-term Investments	$44,073	$44,073	$44,073	$—	$—	$—	$—
Bonds	1,038,134	963,960	20,722	945,787	71,625	—	—
Preferred Stocks	8,972	8,547	—	8,972	—	—	—
Mortgage Loans on Real Estate	33,823	34,977	—	—	33,823	—	—
Contract Loans	7,589	6,206	—	—	7,589	—	—
Other Invested Assets	30,685	29,777	—	25,356	5,124	205	—
Separate Account Assets	1,026,202	1,026,202	704,017	291,275	20,927	9,983	—
Contractholder Deposit Funds and Other Policyholder Liabilities	(20,112)	(19,295)	—	—	(20,112)	—	—
Separate Account Liabilities	(596)	(596)	—	—	(596)	—	—

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 AND 2020 AND FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

The following table presents estimated fair values and the carrying amounts of the Company’s financial instruments as of December 31, 2020:

(In Thousands) Type of Financial Instrument	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3	NAV	Not Practicable (Carrying Value)
Cash, Cash Equivalents and Short-term Investments	$128,871	$128,871	$128,871	$—	$—	$—	$—
Bonds	1,064,490	953,620	19,143	978,166	67,181	—	—
Preferred Stocks	16,466	16,177	—	2,789	13,677	—	—
Common Stock	4,340	4,340	—	—	4,340	—	—
Mortgage Loans on Real Estate	44,701	45,742	—	—	44,701	—	—
Contract Loans	8,927	6,802	—	—	8,927	—	—
Other Invested Assets	3,322	2,795	—	3,153	—	169	—
Separate Account Assets	1,046,187	1,046,187	728,264	296,006	13,398	8,519	—
Contract Holder Deposit Funds and Other Policyholder Liabilities	(21,624)	(19,746)	—	—	(21,624)	—	—
Separate Account Liabilities	(916)	(916)	—	—	(916)	—	—

The methods and assumptions that the Company uses in determining the estimated fair value of its financial instruments are summarized below:

Cash, cash equivalents and short-term investments - The carrying value for cash, cash equivalents and short-term investments approximates fair value due to the short-term nature and liquidity of the balances.

Bonds - The Company determines the fair value of its publicly-traded fixed maturity securities using three primary pricing methods: third-party pricing services, non-binding broker quotes and pricing models. Prices are first sought from third-party pricing services with the remaining unpriced securities priced using one of the other two methods. Third-party pricing services derive the security prices through recently reported trades for identical or similar securities with adjustments for trading volumes and market observable information through the reporting date. In the event that there are no recent market trades, pricing services and brokers may use pricing models to develop a security price based on future expected cash flows discounted at an estimated market rate using collateral performance and vintages. The Company generally does not adjust quotes or prices obtained from brokers or pricing services.

Structured securities, such as ABS, RMBS and CMBS, are priced using third-party pricing services, a fair value model, or independent broker quotations. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids and/or estimated cash flows, and prepayment speeds. In addition, estimates of expected future prepayments are factors in determining the price of ABS, RMBS and CMBS. These estimates are based on the underlying collateral and structure of the security, as well as prepayment speeds previously experienced in the market at interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 AND 2020 AND FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

For privately-placed fixed maturity securities, fair values are estimated using model prices or broker quotes. A portion of privately-placed fixed maturity securities (typically SEC Rule 144A securities) are priced using market prices. Also, a small subset of privately-placed fixed maturity securities are priced using matrix applications which take into account credit spreads for a variety of public and private securities of similar credit risk, maturity, prepayment and liquidity characteristics.

The Company’s ability to liquidate positions in privately-placed fixed securities and mortgages could be impacted to a significant degree by the lack of an actively-traded market. Although the Company believes that its estimates reasonably reflect the fair value of those instruments, its key assumptions about risk-free interest rates, risk premiums, performance of underlying collateral (if any), and other factors may not reflect those of an active market.

Equity Securities - The fair value of the Company’s equity securities is first based on quoted market prices. Similar to fixed-maturity securities, the Company uses pricing services and broker quotes to price equity securities for which a quoted market price is not available.

Mortgage loans on real estate - The fair value of mortgage loans is estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Contract loans - The fair value of policy loans is determined by estimating future policy loan cash flows and discounting the cash flows at a current market interest rate.

Other Invested Assets - Other invested assets (excluding investments accounted for under the equity method) include surplus debentures. The fair value of surplus debenture uses third-party pricing services.

Separate Accounts - The estimated fair value of Separate Account assets and liabilities is determined with the same methodology described in Note 11. The difference between Separate Account assets and liabilities reflected above and the total recognized in the Statement of Admitted Assets, Liabilities and Capital and Surplus represents amounts that are considered non-financial instruments.

Contract holder deposit funds - The fair value of the Company’s General Account liabilities under investment-type contracts (insurance and annuity contracts that do not involve mortality or morbidity risks) is estimated using discounted cash flow analyses or surrender values. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to their estimated fair value.

13. FEDERAL INCOME TAXES

The application of SSAP No. 101 requires a company to evaluate the recoverability of DTAs and, if necessary, to establish a valuation allowance to reduce the DTA to an amount which is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary and if so, the amount of such valuation allowance. Although the realization is not assured, management believes it is more likely than not that the DTAs will be realized. Therefore, the Company has not recorded a valuation allowance as of December 31, 2021 and 2020.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 AND 2020 AND FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

The components of the Company’s DTAs and DTLs as of December 31, 2021 and 2020 were as follows:

(In Thousands)	December 31, 2021			December 31, 2020			Change
Description	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross Deferred Tax Assets	$21,388	$3,132	$24,520	$26,714	$1,667	$28,381	$(5,326)	$1,465	$(3,861)
Statutory Valuation Allowance Adjustments	—	—	—	—	—	—	—	—	—

Adjusted Gross Deferred Tax Assets	21,388	3,132	24,520	26,714	1,667	28,381	(5,326)	1,465	(3,861)
Deferred Tax Assets Nonadmitted	—	—	—	—	—	—	—	—	—

Subtotal Net Admitted Deferred Tax Assets	21,388	3,132	24,520	26,714	1,667	28,381	(5,326)	1,465	(3,861)
Deferred Tax Liabilities	2,747	12	2,759	2,946	3	2,949	(199)	9	(190)

Net Admitted Deferred Tax Assets /(Net Deferred Tax Liabilities)	$18,641	$3,120	$21,761	$23,768	$1,664	$25,432	$(5,127)	$1,456	$(3,671)

The following table provides component amounts of the Company’s calculation by tax character of paragraphs 11.a, 11.b.i, 11.b.ii and 11.c of SSAP No. 101:

(In Thousands)	December 31, 2021			December 31, 2020			Change
Description	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
(a) Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$—	$1,771	$1,771	$—	$1,570	$1,570	$—	$201	$201
(b) Adjusted Gross Deferred Tax Assets Expected to Be Realized (Excluding the amount of Deferred Tax Assets From (a) above) After Application of the Threshold Limitation. (The Lesser of (b)1 and (b)2 Below)	18,641	1,361	20,002	23,768	97	23,865	(5,127)	1,264	(3,863)
1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date.	18,641	1,361	20,002	23,768	97	23,865	(5,127)	1,264	(3,863)
2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	XXX	XXX	63,343	XXX	XXX	63,736	XXX	XXX	(393)
(c) Adjusted Gross Deferred Tax Assets (Excluding the Amount Of Deferred Tax Assets From (a) and (b) above) Offset by Gross Deferred Tax Liabilities.	2,747	—	2,747	2,946	—	2,946	(199)	—	(199)

(d) Deferred Tax Assets Admitted as the result of application of SSAP No. 101. Total ((a) + (b) + (c))	$21,388	$3,132	$24,520	$26,714	$1,667	$28,381	$(5,326)	$1,465	$(3,861)

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 AND 2020 AND FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

	2021	2020
Ratio Percentage Used To Determine Recovery Period And Threshold Limitation Amount	3349%	3295%
Amount Of Adjusted Capital And Surplus Used To Determine Recovery Period And Threshold Limitation Above (in thousands)	$422,286	$424,908

The following table provides the impact of tax-planning strategies on adjusted gross and net admitted DTA’s, as used in the Company’s SSAP No. 101 calculation:

	December 31, 2021		December 31, 2020		Change
(In Thousands) Description	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
Impact of Tax Planning Strategies
Determination of Adjusted Gross DTAs and Net Admitted DTAs, by Tax Character as a Percentage
Adjusted Gross DTAs	$21,388	$3,132	$26,714	$1,667	$(5,326)	$1,465
Percentage of Adjusted Gross DTAs by Tax Character Attributable to the Impact of Tax Planning Strategies	—%	—%	—%	—%	—%	—%
Net Admitted Adjusted Gross DTAs	$21,388	$3,132	$26,714	$1,667	$(5,326)	$1,465
Percentage of Net Admitted Adjusted Gross DTAs by Tax Character Because of the Impact of Tax Planning Strategies	56.30%	—%	56.30%	—%	—%	—%

The Company’s tax planning strategies include the use of reinsurance.

The Company has no temporary differences for which a DTL has not been established.

The following tables provide the Company’s main components of income taxes incurred and DTAs and DTLs.

(In Thousands)	December 31, 2021	December 31, 2020	December 31, 2019
Current Income Tax
Federal Income Tax Expense on Operations	$8,081	$9,089	$12,611
Federal Income Tax Expense on Net Capital Gains	917	987	364

Current Income Tax Expense	$8,998	$10,076	$12,975

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 AND 2020 AND FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

The main components of DTAs and DTLs as of December 31, 2021 and 2020 were as follows:

(In Thousands)	December 31, 2021	December 31, 2020	Change
Deferred Tax Assets:
Ordinary:
Policyholder Reserves	$19,563	$25,104	$(5,541)
Deferred Acquisition Costs	1,394	1,151	243
Receivables	—	458	(458)
Other (Including Items <5% of Total Ordinary Tax Assets)	431	1	430

Subtotal	$21,388	$26,714	$(5,326)
Nonadmitted	—	—	—

Admitted Ordinary Deferred Tax Assets	$21,388	$26,714	$(5,326)

Capital:
Investments	$3,132	$1,667	$1,465
Net Capital Loss Carryforward	—	—	—

Subtotal	$3,132	$1,667	$1,465
Nonadmitted	—	—	—

Admitted Capital Deferred Tax Assets	3,132	1,667	1,465

Admitted Deferred Tax Assets	$24,520	$28,381	$(3,861)

Deferred Tax Liabilities:
Ordinary:
Investments	$1,948	$1,948	$—
Policyholder Reserves	792	998	(206)
Deferred and Uncollected Premiums	7	3	4

Subtotal	$2,747	$2,949	$(202)

Capital:
Other	$12	$—	$12

Subtotal	12	—	12

Deferred Tax Liabilities:	$2,759	$2,949	$(190)

Net Admitted Deferred Tax Assets / (Deferred Tax Liabilities)	$21,761	$25,432	$(3,671)

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 AND 2020 AND FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

The change in net deferred income taxes is comprised of the following:

(In Thousands)
Description	December 31, 2021	December 31, 2020	Change
Total Deferred Tax Assets	$24,520	$28,381	$(3,861)
Total Deferred Tax Liabilities	2,759	2,949	(190)

Net Deferred Tax Assets	$21,761	$25,432	$(3,671)
Tax Effect of Unrealized Gains/Losses			(333)

Change in Net Deferred Income Tax			$(3,338)

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before federal income taxes. The significant items causing this difference at December 31, 2021, 2020 and 2019 were as follows:

(In Thousands)	December 31, 2021			December 31, 2020			December 31, 2019
Description	Amount	Tax Effect @ 21%	Effective Tax Rate	Amount	Tax Effect @ 21%	Effective Tax Rate	Amount	Tax Effect @ 21%	Effective Tax Rate
Net Income Before Taxes	$64,107	$13,462	21.0%	$72,023	$15,124	21.0%	$49,287	$10,350	21.0%
Investment Related	(3,204)	(673)	(1.0)%	(1,438)	(302)	(0.4)%	—	—	—%
Tax Credits	(2,154)	(452)	(0.7)%	—	—	—%	—	—	—%
Dividends Received Deduction	—	—	—%	—	—	—%	(995)	(209)	(0.4)%
Amortization of IMR	—	—	—%	—	—	—%	(2,257)	(474)	(1.0)%
Change in Nonadmitted Assets	(3)	(1)	—%	(3)	(1)	—%	10	2	—%
Prior Year Over/Under Accrual	—	—	—%	—	—	—%	1,071	225	0.5%
Exhibit 5a adjustment	—	—	—%	—	—	—%	1,829	384	0.7%
Miscellaneous	1	—	—%	(761)	(159)	(0.2)%	—	—	—%

Total Statutory Income Taxes		$12,336	19.3%		$14,662	20.4%		$10,278	20.8%

Federal and Foreign Income Taxes Incurred		$8,998	14.1%		$10,076	14.0%		$12,975	26.3%
Change in Net Deferred Income Taxes		3,338	5.2%		4,586	6.4%		(2,697)	(5.5)%

Total Statutory Income Taxes		$12,336	19.3%		$14,662	20.4%		$10,278	20.8%

At December 31, 2021 and 2020, the Company had no net operating loss, capital loss, or foreign tax credit carryforwards.

At December 31, 2021, the following were capital gain income tax expenses incurred that will be available for recoupment in the event of future net capital losses (gains) (in thousands):

Year	Amount
2021	$420
2020	$987
2019	$363

The Company has no deposits admitted under Section 6603 of the Internal Revenue Code.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 AND 2020 AND FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

Tax years prior to 2018 are closed to examination and audit adjustments under the applicable statute of limitations. The Company is currently not under examination by the Internal Revenue Service. The Company does not believe it has any uncertain tax positions for its federal income tax return that would be material to its financial condition, results of income, or cash flows. Therefore, the Company did not record a liability for unrecognized tax benefits (“UTBs”) as of December 31, 2021 and 2020.

As of December 31, 2021, there were no positions for which management believes it is reasonably possible that the total amounts of tax contingencies will significantly increase within 12 months of the reporting date.

The Company recognizes interest accrued related to UTBs in income tax expense. The Company had no accrued interest balance as of December 31, 2021 and 2020. The Company recognized no gross interest benefit related to UTBs during the years ended December 31, 2021, 2020 and 2019. The Company has not accrued any penalties related to UTBs.

The Company is part of an affiliated group of companies that will file a consolidated federal income tax return for 2021.

The following companies are included in the consolidated return filing:

•	Delaware Life Insurance Company

•	Delaware Life Insurance Company of New York

•	DL Reinsurance Company

•	Clarendon Insurance Agency, Inc.

•	Clear Spring Health Insurance Company

•	Delaware Life Reinsurance (U.S.) Corp.

•	Clear Spring Health (CO), Inc.

•	Clear Spring Health (GA), Inc. (formerly Eon Health, Inc (GA))

•	Clear Spring Health (SC), Inc. (formerly Eon Health, Inc. (SC))

•	Clear Spring Health Community Care, Inc. (formerly Community Care Alliance of Illinois, Inc.)

•	Clear Spring Health (VA) Inc.

•	Clear Spring Health of Illinois, Inc.

•	Lackawanna Casualty Company

•	Lackawanna American Insurance Company

•	Lackawanna National Insurance Company

•	Clear Spring PC Acquisition Corp.

•	Clear Spring Property and Casualty Company

A written tax allocation agreement has been approved by the state of domicile of each participating insurance company or health maintenance organization. Allocation is based upon separate return calculations with current credit (benefit) given for losses and tax attributes that are utilized by the Company.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 AND 2020 AND FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

14.	CAPITAL STOCK AND SURPLUS AND DIVIDEND RESTRICTIONS

As of December 31, 2021 and 2020, the Company had 6,001 shares issued, authorized and outstanding with a par value of $350 per share.

The Company’s ability to pay dividends is subject to certain statutory restrictions. The New York Insurance Law permits a domestic stock life insurer to distribute dividends out of earned surplus without prior notice to the Superintendent of the Department when the aggregate amount of such dividends in a calendar year does not exceed the greater of a.) 10% of its surplus to policyholders as of the immediately preceding year or b.) its net gain from operations, excluding realized capital gains, and not to exceed 30% of its surplus to policyholders, so long as the net gain from operations excluding realized capital gains for the immediately preceding year is not negative. Alternatively, a domestic stock life insurance company may distribute dividends without prior notice to the Superintendent when the total amount of such dividends does not exceed the lesser of a.) 10% of its surplus to policyholders as of the immediately preceding year or b.) its net gain from operations of the immediately preceding year, not including realized capital gains. The Superintendent may limit or disallow a distribution of dividends if an insurer’s surplus to policyholders is not reasonable in relation to the company’s outstanding liabilities or if the company is financially distressed.

In October 2021, the Company paid a $58.2 million ordinary dividend to DLIC. No dividends were paid in 2020 or 2019.

The portion of unassigned funds (surplus) represented or reduced by cumulative unrealized gains/losses, excluding deferred taxes, was approximately $3.2 million and $1.6 million at December 31, 2021 and 2020.

Risk-Based Capital

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. The RBC requirements provide a method for measuring the minimum acceptable amount of adjusted capital that a life insurer should have, as determined under statutory accounting principles, taking into account the risk characteristics of its investments and products. The Company exceeded the minimum RBC requirements at December 31, 2021 and 2020.

In addition, the Company was required to maintain its Total Adjusted Capital in an amount not less than 450% of Authorized Control Level RBC (“ACL RBC”) within the meaning of New York Insurance Law §1322 for a period of seven years following its change of control on August 2, 2013. If the Company’s ACL RBC fell below this minimum, additional contributions of capital would be required to be made such that the Company’s ACL RBC level is restored to a minimum of 450%. In connection with the 2013 change of control, a trust account was established to ensure a source of funds for any such required capital contributions. The Company’s ACL RBC exceeded 450% as of December 31, 2020, the last year during which this undertaking was in effect.

15.	COMMITMENTS AND CONTINGENT LIABILITIES

Regulatory and industry developments

Under the insurance guaranty fund laws of New York, insurers licensed to do business in the State of New York can be assessed by the state insurance guaranty association for certain obligations of insolvent insurance companies to policyholders and claimants. The insurance guaranty laws of New York provide, however, that an assessment may be excused or deferred if it would threaten an insurer’s solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 AND 2020 AND FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

Various insolvencies reported by the National Organization of Life and Health Insurance Guaranty Associations will result in retrospective premium-based guaranty fund assessments against the Company. Based on the best information available, the Company has recorded an accrued liability of $1.0 million and $1.5 million for guaranty fund assessments as of December 31, 2021 and 2020, respectively. The Company does not know the period over which the guaranty fund assessments may be paid.

As of December 31, 2021 and 2020, the Company did not have any guaranty fund liabilities or assets related to assessments from insolvencies of entities that wrote long-term care contracts.

The Company has not established any asset for premium tax credits or policy surcharges as their recoveries are not estimable.

Litigation and Other Matters

The Company is not aware of any contingent liabilities arising from litigation or other matters that could have a material effect upon the financial position, results of operations, or cash flows of the Company.

Indemnities

In the normal course of its business, the Company has entered into agreements that include indemnities in favor of third parties, such as contracts with advisors and consultants, outsourcing agreements, underwriting and agency agreements, information technology agreements, distribution agreements, and service agreements. The Company has also agreed to indemnify its directors, officers and employees in accordance with the Company’s by-laws. The Company believes any potential liability under these agreements is neither probable nor estimable. Therefore, the Company has not recorded any associated liability.

Pledged or Restricted Assets

The following assets were restricted at December 31, 2021 and reported in the current financial statements:

•	Certain bonds were on deposit with governmental authorities as required.

•	Certain cash deposits were held in a mortgage escrow account.

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Delaware Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2021 AND 2020 AND FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

The following are restricted assets:

Gross Restricted
(In Thousands)
										Percentage
Restricted Asset Category	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	2021 Total	2020 Total	Increase/ (Decrease)	Total 2021 Non- Admitted Restricted	Total 2021 Admitted Restricted	Gross Admitted and Non Admitted Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
On Deposit with States	$406	$—	$—	$—	$406	$406	$—	$—	$406	0.02%	0.02%
Mortgage Escrow	18	—	—	—	18	79	(61)	—	18	—%	—%

Total Restricted Assets	$424	$—	$—	$—	$424	$485	$(61)	$—	$424	0.02%	0.02%

.

Lease commitments

The Company had a month-to-month lease agreement for its office in New York, New York with a monthly rental expense of approximately $3.3 thousand. The lease agreement terminated in April 2019.

The Company leases space for a New York office that had an initial expiration date of January 31, 2021 but was renewed in September 2020 to extend the term to July 31, 2022. Rental expenses under this lease for 2021, 2020 and 2019 were $0.8 million each year. A portion of the expense in 2021 was reimbursed by an affiliate using part of the space.

At December 31, 2021, the minimum aggregate rental commitments were as follows:

(In Thousands)	Year Ending
	December 31,	Operating Leases
	2022	$413
	2023	—
	2024	—
	2025	—
	2026	—
	Aggregate Total All Future Years	—

16.	SUBSEQUENT EVENTS

The Company has evaluated events or transactions that occurred from January 1, 2022 to April 28, 2022, the date these financial statements were available to be issued. The Company is not aware of any Type I or Type II events or transactions that occurred subsequent to December 31, 2021 having a material effect on the financial statements.